UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22132

Exact name of registrant as specified in charter:	abrdn Funds

Address of principal executive offices:	1900 Market Street, Suite 200

Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia

abrdn Inc.

1900 Market Street, Suite 200

Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-667-9231

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2022

Item 1. Reports to Shareholders.

(a) A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) is filed herewith.

(b) Not applicable.

abrdn Funds
Equity Series

Semi-Annual Report

April 30, 2022

abrdn China A Share Equity Fund (formerly, Aberdeen China A Share Equity Fund)

Class A – GOPAX ■ Class C – GOPCX ■ Class R – GOPRX ■ Institutional Class – GOPIX ■ Institutional Service Class – GOPSX

abrdn Dynamic Dividend Fund (formerly, Aberdeen Dynamic Dividend Fund)

Class A – ADAVX ■ Institutional Class – ADVDX

abrdn Emerging Markets ex-China Fund (formerly, Aberdeen Global Equity Fund)

Class A – GLLAX ■ Class C – GLLCX ■ Class R – GWLRX ■ Institutional Class – GWLIX ■ Institutional Service Class – GLLSX

abrdn Emerging Markets Fund (formerly, Aberdeen Emerging Markets Fund)

Class A – GEGAX ■ Class C – GEGCX ■ Class R – GEMRX ■ Institutional Class – ABEMX ■ Institutional Service Class – AEMSX

abrdn Emerging Markets Sustainable Leaders Fund (formerly, Aberdeen Emerging Markets Sustainable Leaders Fund)

Class A – GIGAX ■ Class C – GIGCX ■ Class R – GIRRX ■ Institutional Class – GIGIX ■ Institutional Service Class – GIGSX

abrdn Global Equity Impact Fund (formerly, Aberdeen Global Equity Impact Fund)

Class A – JETAX ■ Institutional Class – JETIX

abrdn Global Infrastructure Fund (formerly, Aberdeen Global Infrastructure Fund)

Class A – AIAFX ■ Institutional Class – AIFRX

abrdn International Real Estate Equity Fund (formerly, Aberdeen International Real Estate Equity Fund)

Class A – EGALX ■ Institutional Class – EGLRX

abrdn International Small Cap Fund (formerly, Aberdeen International Small Cap Fund)

Class A – WVCCX ■ Class C – CPVCX ■ Class R – WPVAX ■ Institutional Class – ABNIX

abrdn International Sustainable Leaders Fund (formerly, Aberdeen International Sustainable Leaders Fund)

Class A – BJBIX ■ Institutional Class – JIEIX

abrdn Realty Income & Growth Fund (formerly, Aberdeen Realty Income & Growth Fund)

Class A – AIAGX ■ Institutional Class – AIGYX

abrdn U.S. Small Cap Equity Fund (formerly, Aberdeen U.S. Small Cap Equity Fund)

Class A – GSXAX ■ Class C – GSXCX ■ Class R – GNSRX ■ Institutional Class – GSCIX ■ Institutional Service Class – GSXIX

abrdn U.S. Sustainable Leaders Fund (formerly, Aberdeen U.S. Sustainable Leaders Fund)

Class A – GXXAX ■ Class C – GXXCX ■ Institutional Class – GGLIX ■ Institutional Service Class – GXXIX

abrdn U.S. Sustainable Leaders Smaller Companies Fund (formerly, Aberdeen U.S. Sustainable Leaders Smaller Companies Fund)

Class A – MLSAX ■ Class C – MLSCX ■ Class R – GLSRX ■ Institutional Class – GGUIX ■ Institutional Service Class – AELSX

Table of Contents

abrdn China A Share Equity Fund	Page 1
abrdn Dynamic Dividend Fund	Page 4
abrdn Emerging Markets ex-China Fund	Page 9
abrdn Emerging Markets Fund	Page 13
abrdn Emerging Markets Sustainable Leaders Fund	Page 18
abrdn Global Equity Impact Fund	Page 22
abrdn Global Infrastructure Fund	Page 26
abrdn International Real Estate Equity Fund	Page 30
abrdn International Small Cap Fund	Page 34
abrdn International Sustainable Leaders Fund	Page 38
abrdn Realty Income & Growth Fund	Page 42
abrdn U.S. Small Cap Equity Fund	Page 45
abrdn U.S. Sustainable Leaders Fund	Page 49
abrdn U.S. Sustainable Leaders Smaller Companies Fund	Page 52
Financial Statements	Page 80
Notes to Financial Statements	Page 108
Shareholder Expense Examples	Page 136
Liquidity Risk Management Program	Page 138

Investors should carefully consider a fund's investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please call 866-667-9231 to request a prospectus, or download a prospectus at https://www.abrdn.com/en-us/investor/fund-centre/fund-literature. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including possible loss of principal.

abrdn Funds is distributed by Aberdeen Fund Distributors LLC, Member FINRA, 1900 Market Street, Suite 200, Philadelphia, PA 19103.

arbdn Inc. (AI) has been registered as an investment adviser under the Investment Advisers Act of 1940 since August 23, 1995.

The complete schedule of portfolio holdings for each fund of abrdn Funds (each a "Fund" and collectively, the "Funds") is included in the Funds' semi-annual and annual reports to shareholders. abrdn Funds also files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds' Form N-PORT filings are available on the Commission's website at http://www.sec.gov and the Funds make the information on the exhibit to Form N-PORT available to shareholders upon request without charge by calling 1-866-667-9231.

Statement Regarding Availability of Proxy Voting Record.

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-667-9231. The information is also included in the Funds' Statement of Additional Information, which is available on the Funds' website at https://www.abrdn.com/en-us/investor/fund-centre/fund-literature and on the Commission's website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available by August 30 of the relevant year: (i) upon request and without charge by calling 1-866-667-9231; and (ii) on the Commission's website at www.sec.gov.

abrdn China A Share Equity Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2022)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	(26.25%)	(28.90%)	8.11%	4.46%
	w/ SC2	(30.48%)	(32.99%)	6.84%	3.85%
Class C	w/o SC	(26.48%)	(29.38%)	7.38%	3.74%
	w/ SC3	(27.20%)	(30.07%)	7.38%	3.74%
Class R4	w/o SC	(26.35%)	(29.13%)	7.77%	4.10%
Institutional Service Class[4]	w/o SC	(26.14%)	(28.73%)	8.37%	4.71%
Institutional Class[4]	w/o SC	(26.10%)	(28.65%)	8.48%	4.78%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not Annualized
1	The Fund changed its investment strategies effective June 13, 2019. Performance information for periods prior to June 13, 2019 does not reflect the current investment strategy. In connection with the change in investment strategy, the Fund changed its name from Aberdeen China Opportunities Fund to Aberdeen China A Share Equity Fund. Please consult the Fund's prospectus for more detail.
2	A 5.75% front-end sales charge was deducted.
3	A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when Class C shares are sold within the first year after purchase.
4	Not subject to any sales charges.

Performance of a $1,000,000 Investment* (as of April 30, 2022)

*  Minimum Initial Investment

Performance of $1,000,000 invested in Institutional Class shares of the abrdn China A Share Equity Fund, MSCI China A (Onshore) Index (Net Dividends) and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2022. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

The MSCI China A (Onshore) Index captures large and mid cap representation across China securities listed on the Shanghai and Shenzhen exchanges.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

2022 Semi-Annual Report	1

abrdn China A Share Equity Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2022 (Unaudited)

Asset Allocation
Common Stocks	94.6%
Short-Term Investment	5.7%
Exchange-Traded Funds	–%
Liabilities in Excess of Other Assets	(0.3%)
100.0%

The following table summarizes the composition of the Fund's portfolio, in S&P Global Industry Classification Standard (GICS) sectors.

Sectors
Consumer Staples	17.8%
Industrials	17.5%
Information Technology	16.1%
Financials	15.0%
Health Care	10.6%
Consumer Discretionary	10.4%
Materials	5.0%
Real Estate	2.2%
Energy	–%
Short-Term Investment	5.7%
Liabilities in Excess of Other Assets	(0.3%)
100.0%

Top Ten Holdings
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)	7.4%
China Merchants Bank Co. Ltd., A Shares	5.2%
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)	5.0%
Contemporary Amperex Technology Co. Ltd., A Shares	4.1%
Centre Testing International Group Co. Ltd., A Shares (Stock Connect)	3.6%
LONGi Green Energy Technology Co. Ltd., A Shares	3.4%
Midea Group Co. Ltd., A Shares (Stock Connect)	3.3%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	3.1%
Bank of Ningbo Co. Ltd., A Shares	3.0%
Ping An Insurance Group Co. of China Ltd., A Shares	2.7%

Countries
China	94.6%
Short Term Investment	5.7%
Liabilities in Excess of Other Assets	(0.3%)
100.0%

Amounts listed as "–" are 0% or round to 0%.

2	2022 Semi-Annual Report

Statement of Investments

April 30, 2022 (Unaudited)
abrdn China A Share Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (94.6%)
CHINA (94.6%)
Consumer Discretionary (10.4%)
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect) (a)	96,295	$2,598,188
Fuyao Glass Industry Group Co. Ltd., A Shares (a)	205,641	1,090,940
Midea Group Co. Ltd., A Shares (Stock Connect) (a)	198,142	1,686,008
		5,375,136
Consumer Staples (17.8%)
By-health Co. Ltd., A Shares (a)	239,588	719,629
Chacha Food Co. Ltd., A Shares (a)	87,600	697,088
Foshan Haitian Flavouring & Food Co. Ltd., A Shares (a)	105,393	1,284,961
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares (a)	174,800	1,007,246
Kweichow Moutai Co. Ltd., A Shares (Stock Connect) (a)	13,963	3,832,788
Proya Cosmetics Co. Ltd., A Shares (a)	23,600	714,143
Wuliangye Yibin Co. Ltd., A Shares (a)	39,037	945,818
		9,201,673
Energy (0.0%)
G3 Exploration Ltd. (b)(c)(d)	53,000	—
Financials (15.0%)
Bank of Ningbo Co. Ltd., A Shares (a)	284,316	1,539,777
China International Capital Corp. Ltd., H Shares (e)	322,000	645,408
China International Capital Corp. Ltd.,A Shares (a)	43,400	242,331
China Merchants Bank Co. Ltd., A Shares (a)	445,732	2,663,560
Ping An Bank Co. Ltd., A Shares (a)	549,900	1,260,259
Ping An Insurance Group Co. of China Ltd., A Shares (a)	210,037	1,398,934
		7,750,269
Health Care (10.6%)
Aier Eye Hospital Group Co. Ltd., A Shares (a)	257,558	1,378,140
Hangzhou Tigermed Consulting Co. Ltd., A Shares (a)	95,067	1,266,639
Hangzhou Tigermed Consulting Co. Ltd., H Shares (e)	14,800	143,434
Jiangsu Hengrui Medicine Co. Ltd., A Shares (a)	238,895	1,055,131
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (a)	34,710	1,627,040
		5,470,384
Industrials (17.5%)
Centre Testing International Group Co. Ltd., A Shares (Stock Connect) (a)	564,388	1,843,719
Contemporary Amperex Technology Co. Ltd., A Shares (a)	34,679	2,101,831
Guangzhou Baiyun International Airport Co. Ltd., A Shares (a)	243,200	434,293
NARI Technology Co. Ltd., A Shares (Stock Connect) (a)	247,860	1,181,429
Shanghai International Airport Co. Ltd., A Shares (Stock Connect) (a)(b)	65,010	479,838
Shanghai M&G Stationery, Inc., A Shares (a)	182,680	1,311,930
Shenzhen Inovance Technology Co. Ltd., A Shares (a)	94,389	811,035
Sungrow Power Supply Co. Ltd., A Shares (Stock Connect) (a)	96,078	901,030
		9,065,105

	Shares or Principal Amount	Value
Information Technology (16.1%)
Glodon Co. Ltd., A Shares (a)	196,489	$1,354,662
Hundsun Technologies, Inc., A Shares (a)	169,150	964,097
LONGi Green Energy Technology Co. Ltd., A Shares (a)	177,420	1,784,087
Luxshare Precision Industry Co. Ltd., A Shares (a)	182,270	838,006
Maxscend Microelectronics Co. Ltd., A Shares (a)	17,300	476,700
NAURA Technology Group Co. Ltd., A Shares (a)	17,200	608,105
SG Micro Corp., A Shares (a)	14,440	600,109
Venustech Group, Inc., A Shares (a)	349,100	913,050
Yonyou Network Technology Co. Ltd., A Shares (a)	274,699	783,122
		8,321,938
Materials (5.0%)
Anhui Conch Cement Co. Ltd., A Shares (a)	102,656	614,953
Wanhua Chemical Group Co. Ltd., A Shares (a)	52,017	605,140
Yunnan Energy New Material Co. Ltd., A Shares (Stock Connect) (a)	44,320	1,338,265
		2,558,358
Real Estate (2.2%)
China Vanke Co. Ltd., A Shares (a)	391,173	1,139,324
		48,882,187
Total Common Stocks		48,882,187
EXCHANGE-TRADED FUNDS (0.0%)
UNITED STATES (0.0%)
KraneShares Bosera MSCI China A 50 Connect Index ETF	330	11,173
Total Exchange-Traded Funds		11,173
SHORT-TERM INVESTMENT (5.7%)
UNITED STATES (5.7%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.29% (f)	2,976,470	2,976,470
		2,976,470
Total Short-Term Investment		2,976,470
Total Investments (Cost $69,302,297) (g)—100.3%		51,869,830
Liabilities in Excess of Other Assets—(0.3)%		(176,717)
Net Assets—100.0%		$51,693,113

(a)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Delisted. Fair Value is determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 2(a) of the accompanying Notes to Financial Statements.
(e)	Denotes a security issued under Regulation S or Rule 144A.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2022.
(g)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.
ETF	Exchange-Traded Fund

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	3

abrdn Dynamic Dividend Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2022)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	(8.37%)	(5.34%)	7.75%	8.05%
	w/ SC2	(13.65%)	(10.84%)	6.45%	7.40%
Institutional Class[3]	w/o SC	(8.26%)	(5.30%)	8.01%	8.31%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not Annualized
1	Returns prior to May 7, 2018 reflect the performance of a predecessor fund (the "Predecessor Fund"). Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Please consult the Fund's prospectus for more detail.
2	A 5.75% front-end sales charge was deducted.
3	Not subject to any sales charges.

Performance of a $1,000,000 Investment* (as of April 30, 2022)

*  Minimum Initial Investment

Comparative performance of $1,000,000 invested in Institutional Class shares of the abrdn Dynamic Dividend Fund, Morgan Stanley Capital International All Country World Index (MSCI ACWI) (Net

Dividends) and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2022. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses or sales charges. Investors cannot invest directly in market indexes.

The MSCI ACWI captures large and mid cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries. With 2,937 constituents, the index covers approximately 85% of the global investable equity opportunity set. DM countries in the Index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the US. EM countries in the Index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

4	2022 Semi-Annual Report

abrdn Dynamic Dividend Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2022 (Unaudited)

Asset Allocation
Common Stocks	98.3%
Short-Term Investment	1.4%
Preferred Stocks	1.3%
Liabilities in Excess of Other Assets	(1.0%)
100.0%

The following table summarizes the composition of the Fund's portfolio, in S&P Global Industry Classification Standard (GICS) sectors.

Sectors
Information Technology	17.0%
Financials	15.6%
Health Care	13.3%
Industrials	10.2%
Consumer Discretionary	9.5%
Consumer Staples	8.5%
Communication Services	6.4%
Materials	5.5%
Utilities	5.3%
Energy	4.3%
Real Estate	4.0%
Short-Term Investment	1.4%
Liabilities in Excess of Other Assets	(1.0%)
100.0%

Top Ten Holdings
Apple, Inc.	3.3%
Microsoft Corp.	2.4%
Alphabet, Inc., Class C	1.8%
AbbVie, Inc.	1.6%
Broadcom, Inc.	1.6%
Williams Cos., Inc. (The)	1.6%
Bristol-Myers Squibb Co.	1.5%
Coca-Cola Co. (The)	1.5%
Enbridge, Inc.	1.5%
Target Corp.	1.5%

Countries
United States	51.7%
Germany	5.7%
France	5.1%
United Kingdom	5.0%
Switzerland	3.6%
China	3.0%
Netherlands	2.9%
Canada	2.8%
Brazil	2.4%
South Korea	2.2%
Sweden	2.2%
Japan	2.0%
Other, less than 2% each	11.0%
Short-Term Investment	1.4%
Liabilities in Excess of Other Assets	(1.0%)
100.0%

2022 Semi-Annual Report	5

Statement of Investments

April 30, 2022 (Unaudited)
abrdn Dynamic Dividend Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.3%)
AUSTRALIA (0.6%)
Materials (0.6%)
Rio Tinto PLC, ADR	9,600	$ 682,752
BRAZIL (2.4%)
Industrials (1.4%)
CCR SA	630,700	1,583,145
Materials (1.0%)
Vale SA, ADR	66,300	1,119,807
		2,702,952
CANADA (2.8%)
Energy (1.5%)
Enbridge, Inc.	39,000	1,701,960
Materials (1.3%)
Barrick Gold Corp.	64,800	1,445,688
		3,147,648
CHINA (3.0%)
Communication Services (1.0%)
Tencent Holdings Ltd.	24,300	1,145,135
Consumer Discretionary (0.0%)
JD.com, Inc., Class A (a)	1,157	36,073
Financials (1.0%)
Ping An Insurance Group Co. of China Ltd., H Shares	184,000	1,163,011
Real Estate (1.0%)
China Vanke Co. Ltd., H Shares	472,000	1,112,976
		3,457,195
DENMARK (1.0%)
Financials (1.0%)
Tryg A/S	49,300	1,172,211
FINLAND (1.9%)
Financials (1.1%)
Nordea Bank Abp	121,400	1,210,367
Information Technology (0.8%)
Nokia OYJ (a)	181,800	921,739
		2,132,106
FRANCE (5.1%)
Consumer Discretionary (0.5%)
LVMH Moet Hennessy Louis Vuitton SE	900	582,422
Consumer Staples (1.2%)
Danone SA	21,700	1,312,226
Energy (1.3%)
TOTAL SE, ADR	29,500	1,436,945
Health Care (1.4%)
Sanofi	15,100	1,595,993
Industrials (0.7%)
Alstom SA	38,322	842,333
		5,769,919

	Shares or Principal Amount	Value
GERMANY (5.7%)
Consumer Discretionary (1.0%)
Mercedes-Benz Group AG	16,700	$ 1,182,145
Financials (2.2%)
Deutsche Boerse AG	8,000	1,392,756
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,611	1,098,067
		2,490,823
Materials (1.1%)
Linde PLC (a)	3,900	1,223,187
Utilities (1.4%)
RWE AG	37,900	1,573,585
		6,469,740
HONG KONG (0.7%)
Financials (0.7%)
Hong Kong Exchanges & Clearing Ltd.	18,700	793,235
ISRAEL (0.8%)
Industrials (0.8%)
ZIM Integrated Shipping Services Ltd.	17,200	956,836
ITALY (1.3%)
Utilities (1.3%)
Enel SpA	220,200	1,431,937
JAPAN (2.0%)
Financials (1.0%)
Mitsubishi UFJ Financial Group, Inc.	199,500	1,159,768
Real Estate (1.0%)
GLP J-REIT	800	1,079,500
		2,239,268
NETHERLANDS (2.9%)
Consumer Staples (1.3%)
Heineken NV	14,600	1,425,120
Information Technology (1.6%)
ASML Holding NV	1,900	1,078,323
BE Semiconductor Industries NV	12,500	761,983
		1,840,306
		3,265,426
NORWAY (1.2%)
Communication Services (1.2%)
Telenor ASA	92,700	1,307,391
SINGAPORE (1.2%)
Financials (1.2%)
Oversea-Chinese Banking Corp. Ltd.	157,000	1,393,938
SOUTH KOREA (0.9%)
Materials (0.9%)
LG Chem Ltd.	2,540	1,040,295

See accompanying Notes to Financial Statements.

6	2022 Semi-Annual Report

Statement of Investments (continued)

April 30, 2022 (Unaudited)
abrdn Dynamic Dividend Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
SPAIN (1.2%)
Industrials (1.2%)
Ferrovial SA	54,242	$ 1,391,001
SWEDEN (2.2%)
Communication Services (1.2%)
Tele2 AB, B Shares	99,287	1,315,978
Industrials (1.0%)
Volvo AB, B Shares	73,700	1,175,768
		2,491,746
SWITZERLAND (3.6%)
Consumer Staples (1.0%)
Nestle SA	8,900	1,148,937
Financials (1.3%)
Zurich Insurance Group AG	3,150	1,434,099
Health Care (1.3%)
Roche Holding AG	4,000	1,483,255
		4,066,291
TAIWAN (1.1%)
Information Technology (1.1%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,700	1,273,141
UNITED KINGDOM (5.0%)
Communication Services (1.2%)
Vodafone Group PLC, ADR	89,700	1,362,543
Consumer Staples (0.8%)
Tate & Lyle PLC	88,177	857,045
Health Care (2.1%)
AstraZeneca PLC, ADR	23,800	1,580,320
Dechra Pharmaceuticals PLC	17,500	793,019
		2,373,339
Industrials (0.9%)
Melrose Industries PLC	717,326	1,042,344
		5,635,271
UNITED STATES (51.7%)
Communication Services (1.8%)
Alphabet, Inc., Class C (a)	880	2,023,410
Consumer Discretionary (8.0%)
Aptiv PLC (a)	10,100	1,074,640
Genuine Parts Co.	11,400	1,482,570
Hanesbrands, Inc.	60,600	803,556
Las Vegas Sands Corp. (a)	32,600	1,155,018
Lowe's Cos., Inc.	7,500	1,482,975
Target Corp.	7,400	1,692,010
TJX Cos., Inc. (The)	22,400	1,372,672
		9,063,441
Consumer Staples (4.2%)
Coca-Cola Co. (The)	26,600	1,718,626
Kraft Heinz Co. (The)	32,300	1,376,949
Mondelez International, Inc., Class A	25,600	1,650,688
		4,746,263

	Shares or Principal Amount	Value
Energy (1.5%)
Williams Cos., Inc. (The)	51,700	$1,772,793
Financials (6.1%)
Bank of America Corp.	33,900	1,209,552
Blackstone, Inc., Class A	9,500	964,915
Goldman Sachs Group, Inc. (The)	3,800	1,160,862
Huntington Bancshares, Inc.	90,900	1,195,335
Intercontinental Exchange, Inc.	11,600	1,343,396
JPMorgan Chase & Co.	8,500	1,014,560
		6,888,620
Health Care (8.5%)
AbbVie, Inc.	12,803	1,880,505
Baxter International, Inc.	17,400	1,236,444
Bristol-Myers Squibb Co.	23,100	1,738,737
CVS Health Corp.	8,300	797,879
Eli Lilly & Co.	5,000	1,460,650
Medtronic PLC	12,100	1,262,756
UnitedHealth Group, Inc.	2,400	1,220,520
		9,597,491
Industrials (4.2%)
FedEx Corp.	6,300	1,252,062
Norfolk Southern Corp.	4,400	1,134,672
Schneider Electric SE	9,400	1,348,610
Stanley Black & Decker, Inc.	8,600	1,033,290
		4,768,634
Information Technology (12.2%)
Amdocs Ltd.	11,200	892,528
Analog Devices, Inc.	7,600	1,173,288
Apple, Inc.	23,800	3,752,070
Avast PLC (b)	103,100	731,187
Broadcom, Inc.	3,200	1,774,048
Cisco Systems, Inc.	26,800	1,312,664
Fidelity National Information Services, Inc.	15,600	1,546,740
Microsoft Corp.	9,700	2,691,944
		13,874,469
Materials (0.6%)
Air Products and Chemicals, Inc.	2,800	655,396
Real Estate (2.0%)
American Tower Corp., REIT	4,600	1,108,692
Gaming & Leisure Properties, Inc., REIT	26,000	1,153,880
		2,262,572
Utilities (2.6%)
CMS Energy Corp.	11,300	776,197
FirstEnergy Corp.	25,700	1,113,067
NextEra Energy, Inc.	14,700	1,043,994
		2,933,258
		58,586,347
Total Common Stocks		111,406,646

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	7

Statement of Investments (concluded)

April 30, 2022 (Unaudited)
abrdn Dynamic Dividend Fund

	Shares or Principal Amount	Value
PREFERRED STOCKS (1.3%)
SOUTH KOREA (1.3%)
Information Technology (1.3%)
Samsung Electronics Co. Ltd.	32,000	$1,500,276
Total Preferred Stocks		1,500,276
UNITED STATES (1.4%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.29% (c)	1,539,229	1,539,229
Total Short-Term Investment		1,539,229
Total Investments (Cost $97,247,974) (d)—101.0%		114,446,151
Liabilities in Excess of Other Assets—(1.0)%		(1,139,081)
Net Assets—100.0%		$113,307,070

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2022.
(d)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At April 30, 2022, the Fund's open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Appreciation
United States Dollar/Euro
07/14/2022	Royal Bank of Canada	USD 2,861,404	EUR 2,600,000	$2,752,820	$108,584

See accompanying Notes to Financial Statements.

8	2022 Semi-Annual Report

abrdn Emerging Markets ex-China Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2022)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	(16.33%)	(9.45%)	6.81%	5.48%
	w/ SC2	(21.15%)	(14.64%)	5.55%	4.85%
Class C	w/o SC	(16.57%)	(9.97%)	6.13%	4.80%
	w/ SC3	(17.31%)	(10.77%)	6.13%	4.80%
Class R4	w/o SC	(16.46%)	(9.73%)	6.40%	5.13%
Institutional Service Class[4,5]	w/o SC	(16.20%)	(9.17%)	7.08%	5.81%
Institutional Class[4]	w/o SC	(16.17%)	(9.11%)	7.14%	5.82%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not annualized
1	The Fund changed its investment strategies effective February 28, 2022. Performance information for periods prior to February 28, 2022 does not reflect the current investment strategy. In connection with the change in investment strategy, the Fund changed its name from Aberdeen Global Equity Fund to abrdn Emerging Markets ex-China Fund. Please consult the Fund's prospectus for more detail.
2	A 5.75% front-end sales charge was deducted.
3	A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when Class C shares are sold within the first year after purchase.
4	Not subject to any sales charges.
5	Returns before the first offering of the Institutional Service Class (December 19, 2011) are based on the previous performance of the Fund's Class A shares. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what the Institutional Service Class would have produced because both classes invest in the same portfolio of securities. Returns would only differ to the extent of the differences in expenses of the classes.

Performance of a $10,000 Investment (as of April 30, 2022)

Comparative performance of $10,000 invested in Class A shares of the abrdn Emerging Markets ex-China Fund, Morgan Stanley Capital International (MSCI) Emerging Markets ex-China Index (Net Dividends), MSCI All Country World Index (ACWI) (Net Dividends) and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2022. Effective February 28, 2022, the MSCI Emerging Markets ex-China Index (Net Dividends) replaced the MSCI ACWI (Net Dividends) as the Fund's primary benchmark in connection with the change in the Fund's investment strategy. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses or sales charges. Investors cannot invest directly in market indexes.

The MSCI Emerging Markets ex China Index (Net Dividends) captures large and mid cap representation across 23 of the 24 Emerging Markets (EM) countries excluding China. With 654 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. EM countries in the Index are: Brazil, Chile, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The MSCI ACWI captures large and mid cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries. With more than 2,900 constituents, the index covers approximately 85% of the global investable equity opportunity set. DM countries in the Index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the US. EM countries in the Index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

 Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

2022 Semi-Annual Report	9

abrdn Emerging Markets ex-China Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2022 (Unaudited)

Asset Allocation
Common Stocks	89.6%
Preferred Stocks	10.1%
Short-Term Investment	0.7%
Liabilities in Excess of Other Assets	(0.4%)
100.0%

The following table summarizes the composition of the Fund's portfolio, in S&P Global Industry Classification Standard (GICS) sectors.

Sectors
Information Technology	32.4%*
Financials	22.6%
Materials	10.8%
Consumer Staples	8.9%
Industrials	6.0%
Consumer Discretionary	4.8%
Energy	4.7%
Health Care	3.4%
Utilities	3.2%
Communication Services	2.3%
Real Estate	0.6%
Short-Term Investment	0.7%
Liabilities in Excess of Other Assets	(0.4%)
100.0%

*	As of April 30, 2022, the Fund's holdings in the Information Technology sector were allocated to four industries: Semiconductors & Semiconductor Equipment (14.2%), Technology Hardware, Storage & Peripherals (8.3%), Electronic Equipment Instruments & Components (6.7%) and Information Technology Services (3.2%).

Top Ten Holdings
Samsung Electronics Co. Ltd., GDR, Preferred Shares	8.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.6%
Housing Development Finance Corp. Ltd.	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.4%
Kotak Mahindra Bank Ltd.	2.4%
Reliance Industries Ltd.	2.2%
Delta Electronics, Inc.	2.2%
Hon Hai Precision Industry Co. Ltd.	2.1%
Hindustan Unilever Ltd.	2.0%
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	1.8%

Countries
India	25.1%
Taiwan	17.9%
South Korea	17.5%
Brazil	8.6%
Mexico	5.1%
Thailand	3.5%
South Africa	3.0%
Indonesia	2.7%
Netherlands	2.1%
Poland	2.0%
Other, less than 2% each	12.2%
Short-Term Investment	0.7%
Liabilities in Excess of Other Assets	(0.4%)
100.0%

10	2022 Semi-Annual Report

Statement of Investments

April 30, 2022 (Unaudited)

abrdn Emerging Markets ex-China Fund

	Shares or Principal Amount	Value
COMMON STOCKS (89.6%)
ARGENTINA (0.6%)
Information Technology (0.6%)
Globant SA (a)	703	$151,841
AUSTRALIA (1.8%)
Materials (1.8%)
BHP Group Ltd.	13,100	447,934
AUSTRIA (1.5%)
Materials (1.5%)
Mondi PLC	19,416	366,082
BRAZIL (6.8%)
Consumer Discretionary (0.6%)
MercadoLibre, Inc. (a)	146	142,150
Consumer Staples (1.6%)
Raia Drogasil SA	92,290	390,706
Energy (1.4%)
3R Petroleum Oleo E Gas SA (a)	36,636	342,577
Financials (1.1%)
B3 SA – Brasil Bolsa Balcao	97,464	262,193
Industrials (2.1%)
Localiza Rent a Car SA	24,961	267,283
WEG SA	42,152	256,632
		523,915
		1,661,541
CHILE (1.1%)
Financials (1.1%)
Banco Santander Chile, ADR	14,368	279,314
CHINA (0.1%)
Consumer Discretionary (0.1%)
JD.com, Inc., Class A (a)	676	21,077
INDIA (25.1%)
Consumer Discretionary (1.0%)
Maruti Suzuki India Ltd.	2,400	239,228

Consumer Staples (3.3%)
Hindustan Unilever Ltd.	16,800	490,318
ITC Ltd.	94,800	319,454
		809,772
Energy (2.2%)
Reliance Industries Ltd.	14,555	529,149
Financials (7.7%)
Housing Development Finance Corp. Ltd.	24,100	694,490
Kotak Mahindra Bank Ltd.	25,400	588,700
Piramal Enterprises Ltd.	9,800	275,484
SBI Life Insurance Co. Ltd. (b)	23,000	330,058
		1,888,732
Health Care (1.2%)
Syngene International Ltd. (a)(b)	37,500	304,732

	Shares or Principal Amount	Value
Industrials (1.0%)
Larsen & Toubro Ltd.	11,200	$246,824
Information Technology (2.6%)
Infosys Ltd.	11,800	239,221
Tata Consultancy Services Ltd.	8,600	396,505
		635,726
Materials (2.3%)
Asian Paints Ltd.	6,400	269,949
UltraTech Cement Ltd.	3,488	299,707
		569,656
Real Estate (0.6%)
Godrej Properties Ltd. (a)	6,800	138,002
Utilities (3.2%)
Azure Power Global Ltd. (a)	9,299	130,651
Power Grid Corp. of India Ltd.	146,000	436,355
ReNew Energy Global PLC, Class A (a)	27,438	218,955
		785,961
		6,147,782
INDONESIA (2.7%)
Financials (2.7%)
Bank Central Asia Tbk PT (e)	639,500	358,677
Bank Rakyat Indonesia Persero Tbk PT (e)	870,400	290,006
		648,683
ISRAEL (0.9%)
Information Technology (0.9%)
Nova Ltd. (a)	2,098	206,884
ITALY (1.3%)
Consumer Staples (1.3%)
Coca-Cola HBC AG	16,131	327,038
MALAYSIA (1.1%)
Health Care (1.1%)
IHH Healthcare Bhd	175,900	265,315
MEXICO (5.1%)
Consumer Staples (1.2%)
Fomento Economico Mexicano SAB de CV, ADR	4,101	306,509
Financials (1.8%)
Grupo Financiero Banorte SAB de CV, Class O	66,798	440,268
Industrials (0.9%)
Grupo Aeroportuario del Centro Norte SAB de CV	3,800	212,534
Materials (1.2%)
Grupo Mexico SAB de CV, Class B	64,072	300,132
		1,259,443
NETHERLANDS (2.1%)
Information Technology (2.1%)
ASM International NV	680	204,335
ASML Holding NV	561	318,389
		522,724

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	11

Statement of Investments (concluded)

April 30, 2022 (Unaudited)

abrdn Emerging Markets ex-China Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
PERU (1.0%)
Financials (1.0%)
Credicorp Ltd.	1,825	$253,474
PHILIPPINES (1.1%)
Financials (1.1%)
Bank of the Philippine Islands	141,110	256,514
POLAND (2.0%)
Consumer Discretionary (0.6%)
Allegro.eu SA (a)(b)	29,316	150,786
Consumer Staples (0.5%)
Dino Polska SA (a)(b)	1,997	129,190
Industrials (0.9%)
InPost SA (a)	35,463	217,419
		497,395
SOUTH AFRICA (3.0%)
Communication Services (1.0%)
Vodacom Group Ltd.	24,690	237,605
Financials (0.6%)
Sanlam Ltd.	38,159	158,075
Materials (1.4%)
Anglo American Platinum Ltd.	2,985	331,659
		727,339
SOUTH KOREA (9.2%)
Communication Services (0.9%)
Kakao Corp.	3,160	220,737
Financials (1.6%)
KB Financial Group, Inc., ADR	8,487	389,723
Health Care (1.1%)
Samsung Biologics Co. Ltd. (a)(b)	402	265,155
Industrials (1.1%)
Samsung Engineering Co. Ltd. (a)	13,234	270,014
Information Technology (2.9%)
Samsung SDI Co. Ltd., GDR (b)(e)	3,244	384,628
SK Hynix, Inc., GDR (e)	3,932	345,036
		729,664
Materials (1.6%)
LG Chem Ltd.	955	391,134
		2,266,427
TAIWAN (17.9%)
Communication Services (0.4%)
Sea Ltd., ADR (a)	1,102	91,202
Consumer Discretionary (2.5%)
Makalot Industrial Co. Ltd.	35,000	215,305
momo.com, Inc.	8,000	211,177
Poya International Co. Ltd.	19,000	202,026
		628,508

	Shares or Principal Amount	Value
Information Technology (15.0%)
Chroma ATE, Inc.	41,000	$227,918
Delta Electronics, Inc.	63,000	525,898
Globalwafers Co. Ltd.	11,000	191,703
Hon Hai Precision Industry Co. Ltd.	150,000	513,912
Taiwan Semiconductor Manufacturing Co. Ltd.	90,000	1,627,438
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,400	594,752
		3,681,621
		4,401,331
THAILAND (3.5%)
Energy (1.1%)
PTT Exploration & Production PCL, Foreign Shares	64,100	280,464
Financials (1.4%)
Kasikornbank PCL, Foreign Shares	76,700	339,529
Materials (1.0%)
SCG Packaging PCL, Foreign Shares	146,200	234,240
		854,233
TURKEY (1.0%)
Consumer Staples (1.0%)
Coca-Cola Icecek AS	30,568	253,579
UNITED KINGDOM (0.7%)
Financials (0.7%)
Prudential PLC	14,414	179,432
Total Common Stocks		21,995,382
PREFERRED STOCKS (10.1%)
BRAZIL (1.8%)
Financials (1.8%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	125,270	450,973
SOUTH KOREA (8.3%)
Information Technology (8.3%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares	1,748	2,029,451
Total Preferred Stocks		2,480,424
SHORT-TERM INVESTMENT (0.7%)
UNITED STATES (0.7%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.29% (c)	183,115	183,115
Total Short-Term Investment		183,115
Total Investments (Cost $26,078,033) (d)—100.4%		24,658,921
Liabilities in Excess of Other Assets—(0.4)%		(108,701)
Net Assets—100.0%		$24,550,220
(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2022.
(d)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.
(e)	Illiquid Security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Financial Statements.

12	2022 Semi-Annual Report

abrdn Emerging Markets Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2022)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	(25.34%)	(27.39%)	1.81%	1.70%
	w/ SC2	(29.63%)	(31.55%)	0.60%	1.10%
Class C	w/o SC	(25.54%)	(27.83%)	1.28%	1.11%
	w/ SC3	(26.21%)	(28.47%)	1.28%	1.11%
Class R4	w/o SC	(25.43%)	(27.54%)	1.63%	1.45%
Institutional Service Class[4]	w/o SC	(25.22%)	(27.16%)	2.17%	1.94%
Institutional Class[4]	w/o SC	(25.16%)	(27.06%)	2.30%	2.12%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not annualized
1	Returns before the first offering of Class A, Class C and Class R (May 21, 2012) are based on the previous performance of the Institutional Class. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what Class A, Class C and Class R would have produced because all classes invest in the same portfolio of securities. Returns would only differ to the extent of the differences in expenses of the classes.
2	A 5.75% front-end sales charge was deducted.
3	A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when Class C shares are sold within the first year after purchase.
4	Not subject to any sales charges.

Performance of a $1,000,000* Investment (as of April 30, 2022)

*  Minimum Initial Investment

Comparative performance of $1,000,000 invested in Institutional Class shares of the abrdn Emerging Markets Fund, Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net Dividends) and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2022. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

The MSCI Emerging Markets Index captures large and mid cap representation across 24 Emerging Markets (EM) countries. With 1,398 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. EM countries in the Index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

2022 Semi-Annual Report	13

abrdn Emerging Markets Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2022 (Unaudited)

Asset Allocation
Common Stocks	90.7%
Preferred Stocks	9.3%
Short-Term Investment	0.3%
Liabilities in Excess of Other Assets	(0.3%)
100.0%

The following table summarizes the composition of the Fund's portfolio, in S&P Global Industry Classification Standard (GICS) sectors.

Sectors
Information Technology	26.2%*
Financials	24.9%
Consumer Discretionary	14.0%
Materials	9.5%
Consumer Staples	7.2%
Communication Services	6.8%
Industrials	5.8%
Health Care	1.8%
Utilities	1.4%
Real Estate	1.2%
Energy	1.2%
Short-Term Investment	0.3%
Liabilities in Excess of Other Assets	(0.3%)
100.0%

*	As of April 30, 2022, the Fund's holdings in the Information Technology sector were allocated to five industries: Semiconductors & Semiconductor Equipment (12.7%), Technology Hardware, Storage & Peripherals (7.5%), Electronic Equipment Instruments & Components (2.8%), Information Technology Services (2.7%) and Software (0.5%).

Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.0%
Samsung Electronics Co. Ltd.	7.5%
Tencent Holdings Ltd.	5.7%
Alibaba Group Holding Ltd.	3.9%
Housing Development Finance Corp. Ltd.	3.4%
Bank Central Asia Tbk PT	2.4%
Anglo American Platinum Ltd.	2.3%
Grupo Mexico SAB de CV, Class B	2.3%
Grupo Financiero Banorte SAB de CV, Class O	2.3%
NARI Technology Co. Ltd., A Shares (Stock Connect)	2.2%

Countries
China	30.0%
India	14.0%
Taiwan	11.9%
South Korea	10.3%
Mexico	7.2%
Brazil	5.5%
Hong Kong	4.3%
Indonesia	4.0%
South Africa	3.5%
Thailand	2.3%
Other, less than 2% each	7.0%
Short-Term Investment	0.3%
Liabilities in Excess of Other Assets	(0.3%)
100.0%

14	2022 Semi-Annual Report

Statement of Investments

April 30, 2022 (Unaudited)

abrdn Emerging Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (90.7%)
ARGENTINA (0.7%)
Information Technology (0.7%)
Globant SA (a)	105,128	$22,706,597
AUSTRIA (1.4%)
Materials (1.4%)
Mondi PLC	2,448,055	46,157,233
BRAZIL (3.7%)
Consumer Discretionary (0.5%)
MercadoLibre, Inc. (a)	16,492	16,057,106
Consumer Staples (0.7%)
Raia Drogasil SA	5,126,745	21,703,854
Financials (1.1%)
B3 SA – Brasil Bolsa Balcao	13,162,904	35,410,274
Industrials (1.4%)
Rumo SA	7,646,337	25,317,921
WEG SA	3,562,404	21,688,804
		47,006,725
		120,177,959
CHILE (0.6%)
Financials (0.6%)
Banco Santander Chile, ADR	905,108	17,595,300
CHINA (30.0%)
Communication Services (5.7%)
Tencent Holdings Ltd.	3,907,500	184,140,489
Consumer Discretionary (11.2%)
Alibaba Group Holding Ltd. (a)	10,322,700	125,912,967
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect) (b)	1,669,403	45,433,874
JD.com, Inc., Class A (a)	900,319	28,070,628
Li Ning Co. Ltd.	4,833,500	37,673,105
Midea Group Co. Ltd., A Shares (Stock Connect) (b)	3,727,416	31,992,092
Prosus NV (a)	345,940	16,684,224
Shenzhou International Group Holdings Ltd.	2,858,800	38,790,957
Zhongsheng Group Holdings Ltd.	6,079,500	40,172,213
		364,730,060
Consumer Staples (2.2%)
Foshan Haitian Flavouring & Food Co. Ltd., A Shares (b)	3,380,557	41,573,664
Kweichow Moutai Co. Ltd., A Shares (Stock Connect) (b)	108,315	29,989,995
		71,563,659
Financials (1.7%)
China Merchants Bank Co. Ltd., H Shares	9,318,500	56,164,880

	Shares or Principal Amount	Value
Health Care (1.8%)
Hangzhou Tigermed Consulting Co. Ltd., A Shares (b)	1,234,495	$16,590,678
Hangzhou Tigermed Consulting Co. Ltd., H Shares (c)	200,700	1,945,082
Wuxi Biologics Cayman, Inc. (a)(c)	5,350,500	39,491,027
		58,026,787
Industrials (3.1%)
NARI Technology Co. Ltd., A Shares (Stock Connect) (b)	14,782,743	71,073,507
Sungrow Power Supply Co. Ltd., A Shares (Stock Connect) (b)	3,222,184	30,480,176
		101,553,683
Information Technology (2.5%)
GDS Holdings Ltd., Class A (a)	899,400	3,612,621
LONGi Green Energy Technology Co. Ltd., A Shares (b)	6,101,798	61,890,357
Yonyou Network Technology Co. Ltd., A Shares (b)	5,118,410	14,718,350
		80,221,328
Materials (0.6%)
Yunnan Energy New Material Co. Ltd., A Shares (Stock Connect) (b)	671,675	20,457,544
Real Estate (1.2%)
China Resources Land Ltd.	8,726,000	38,972,170
		975,830,600
HONG KONG (4.3%)
Consumer Staples (1.2%)
Budweiser Brewing Co. APAC Ltd. (c)	15,296,700	38,061,193
Financials (3.1%)
AIA Group Ltd.	6,259,800	61,494,757
Hong Kong Exchanges & Clearing Ltd.	953,465	40,445,009
		101,939,766
		140,000,959
INDIA (14.0%)
Consumer Discretionary (1.0%)
Maruti Suzuki India Ltd.	313,830	31,282,077
Consumer Staples (1.3%)
Hindustan Unilever Ltd.	1,502,472	43,850,594
Financials (7.3%)
Housing Development Finance Corp. Ltd.	3,795,277	109,368,507
Kotak Mahindra Bank Ltd.	2,984,905	69,181,691
SBI Life Insurance Co. Ltd. (c)	4,195,246	60,203,159
		238,753,357
Information Technology (1.9%)
Tata Consultancy Services Ltd.	1,318,829	60,804,909

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	15

Statement of Investments (continued)

April 30, 2022 (Unaudited)

abrdn Emerging Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
INDIA (continued)
Materials (1.1%)
UltraTech Cement Ltd.	409,920	$35,222,462
Utilities (1.4%)
Power Grid Corp. of India Ltd.	15,599,597	46,622,948
		456,536,347
INDONESIA (4.0%)
Financials (4.0%)
Bank Central Asia Tbk PT (i)	139,562,900	78,276,868
Bank Rakyat Indonesia Persero Tbk PT (i)	158,895,144	52,941,798
		131,218,666
MACAO (0.8%)
Consumer Discretionary (0.8%)
Sands China Ltd. (a)	10,850,400	23,916,180
MEXICO (7.2%)
Consumer Staples (1.8%)
Fomento Economico Mexicano SAB de CV, ADR	802,839	60,004,187
Financials (2.3%)
Grupo Financiero Banorte SAB de CV, Class O	11,201,345	73,828,481
Industrials (0.8%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,165,598	25,417,936
Materials (2.3%)
Grupo Mexico SAB de CV, Class B	16,106,279	75,446,510
		234,697,114
NETHERLANDS (1.8%)
Information Technology (1.8%)
ASM International NV	80,170	24,090,453
ASML Holding NV	60,836	34,526,771
		58,617,224
PERU (0.6%)
Financials (0.6%)
Credicorp Ltd.	128,378	17,830,420
PHILIPPINES (0.6%)
Financials (0.6%)
Bank of the Philippine Islands	10,876,794	19,772,201
POLAND (0.5%)
Consumer Discretionary (0.5%)
Allegro.eu SA (a)(c)	3,326,422	17,109,398
RUSSIA (0.0%)
Energy (0.0%)
LUKOIL PJSC, ADR (d)(e)(i)	986,507	–
Novatek PJSC (d)(e)(i)	3,278,243	–
		–

	Shares or Principal Amount	Value
Financials (0.0%)
Sberbank of Russia PJSC (d)(e)(i)	3,099,609	$—
		—
SOUTH AFRICA (3.5%)
Communication Services (0.5%)
Vodacom Group Ltd.	1,688,246	16,246,929
Financials (0.7%)
Sanlam Ltd.	5,147,961	21,325,635
Materials (2.3%)
Anglo American Platinum Ltd.	684,987	76,107,835
		113,680,399
SOUTH KOREA (2.8%)
Industrials (0.5%)
Samsung Engineering Co. Ltd. (a)	834,535	17,027,037
Information Technology (0.5%)
Samsung SDI Co. Ltd.	36,713	17,488,395
Materials (1.8%)
LG Chem Ltd.	140,460	57,527,495
		92,042,927
TAIWAN (11.9%)
Communication Services (0.6%)
Sea Ltd., ADR (a)	220,148	18,219,448
Information Technology (11.3%)
Delta Electronics, Inc.	4,398,000	36,712,680
Hon Hai Precision Industry Co. Ltd.	11,288,000	38,673,586
Taiwan Semiconductor Manufacturing Co. Ltd.	16,259,017	294,006,023
		369,392,289
		387,611,737
THAILAND (2.3%)
Energy (1.2%)
PTT Exploration & Production PCL, Foreign Shares	8,562,500	37,464,459
Financials (1.1%)
Kasikornbank PCL, Foreign Shares	8,332,200	36,884,251
		74,348,710
Total Common Stocks		2,949,849,971
PREFERRED STOCKS (9.3%)
BRAZIL (1.8%)
Financials (1.8%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	16,608,114	59,789,209
SOUTH KOREA (7.5%)
Information Technology (7.5%)
Samsung Electronics Co. Ltd.	5,195,800	243,598,004
Total Preferred Stocks		303,387,213

See accompanying Notes to Financial Statements.

16	2022 Semi-Annual Report

Statement of Investments (concluded)

April 30, 2022 (Unaudited)

abrdn Emerging Markets Fund

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENT (0.3%)
MONEY MARKET FUNDS (0.3%)
UNITED STATES (0.3%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.29% (f)	9,615,181	$9,615,181
Total Money Market Funds		9,615,181
Total Short-Term Investment		9,615,181
Total Investments (Cost $3,443,288,533) (g)—100.3%		3,262,852,365
Liabilities in Excess of Other Assets—(0.3)%		(10,004,482)
Net Assets—100.0%		$3,252,847,883

(a)	Non-income producing security.

(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Fair Values are determined pursuant to procedures approved by the Fund's Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 2(a) of the accompanying Notes to Financial Statements.
(e)	Level 3 security. See Note 2(a) of the accompanying Notes to Financial Statements.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2022.
(g)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.
(i)	Illiquid security
ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	17

abrdn Emerging Markets Sustainable Leaders Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2022)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	(25.55%)	(27.33%)	1.12%	1.72%
	w/ SC2	(29.84%)	(31.52%)	(0.07%)	1.12%
Class C	w/o SC	(25.78%)	(27.80%)	0.45%	1.04%
	w/ SC3	(26.35%)	(28.35%)	0.45%	1.04%
Class R4	w/o SC	(25.63%)	(27.54%)	0.85%	1.45%
Institutional Service Class[4]	w/o SC	(25.40%)	(27.06%)	1.45%	2.00%
Institutional Class[4]	w/o SC	(25.38%)	(27.04%)	1.51%	2.08%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not annualized
1	The Fund changed its investment strategies effective December 1, 2020. Performance information for periods prior to December 1, 2020 does not reflect the current investment strategy. In connection with the change in investment strategy, the Fund changed its name from Aberdeen International Equity Fund to Aberdeen Emerging Markets Sustainable Leaders Fund. Please consult the Fund's prospectus for more detail.
2	A 5.75% front-end sales charge was deducted.
3	A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when Class C shares are sold within the first year after purchase.
4	Not subject to any sales charges.

Performance of a $10,000 Investment (as of April 30, 2022)

Comparative performance of $10,000 invested in Class A shares of the abrdn Emerging Markets Sustainable Leaders Fund, the Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net Dividends) and the Consumer Price Index (CPI) over a 10-year period ending April 30, 2022. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

The MSCI Emerging Markets Index captures large and mid cap representation across 24 Emerging Markets (EM) countries. With 1,398 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. EM countries in the Index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

18	2022 Semi-Annual Report

abrdn Emerging Markets Sustainable Leaders Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2022 (Unaudited)

Asset Allocation
Common Stocks	89.5%
Preferred Stocks	9.6%
Short-Term Investment	0.9%
Liabilities in Excess of Other Assets	–%
100.0%

The following table summarizes the composition of the Fund's portfolio, in S&P Global Industry Classification Standard (GICS) sectors.

Sectors
Information Technology	28.1%*
Financials	20.9%
Consumer Discretionary	10.7%
Industrials	9.7%
Consumer Staples	7.1%
Communication Services	6.0%
Materials	5.0%
Real Estate	4.5%
Health Care	3.7%
Utilities	3.4%
Short-Term Investment	0.9%
Liabilities in Excess of Other Assets	–%
100.0%

*	As of April 30, 2022, the Fund's holdings in the Information Technology sector were allocated to five industries: Semiconductors & Semiconductor Equipment (12.6%), Technology Hardware, Storage & Peripherals (7.9%), Information Technology Services (2.9%), Electronic Equipment Instruments & Components (2.8%) and Software (1.9%).

Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.6%
Samsung Electronics Co. Ltd.	7.9%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	4.3%
Housing Development Finance Corp. Ltd.	3.2%
Grupo Financiero Banorte SAB de CV, Class O	2.9%
Power Grid Corp. of India Ltd.	2.6%
LG Chem Ltd.	2.3%
Tata Consultancy Services Ltd.	2.0%
Banco Santander Chile, ADR	1.9%

Countries
China	30.8%
India	14.9%
Taiwan	12.0%
South Korea	10.2%
Brazil	7.8%
Mexico	4.7%
Hong Kong	4.6%
Netherlands	3.2%
Indonesia	2.5%
Other, less than 2% each	8.4%
Short-Term Investment	0.9%
Liabilities in Excess of Other Assets	–%
100.0%

Amounts listed as "–" are 0% or round to 0%.

2022 Semi-Annual Report	19

Statement of Investments

April 30, 2022 (Unaudited)

abrdn Emerging Markets Sustainable Leaders Fund

	Shares or Principal Amount	Value
COMMON STOCKS (89.5%)
AUSTRIA (1.6%)
Materials (1.6%)
Mondi PLC	118,361	$2,231,656
BRAZIL (6.1%)
Consumer Discretionary (0.8%)
MercadoLibre, Inc. (a)	1,169	1,138,173
Consumer Staples (2.4%)
Adecoagro SA	165,278	1,859,378
Raia Drogasil SA	348,394	1,474,911
		3,334,289
Industrials (1.5%)
WEG SA	338,310	2,059,716
Real Estate (1.4%)
Multiplan Empreendimentos Imobiliarios SA	382,815	1,908,674
		8,440,852
CHILE (1.9%)
Financials (1.9%)
Banco Santander Chile, ADR	134,218	2,609,198
CHINA (30.8%)
Communication Services (5.4%)
Tencent Holdings Ltd.	160,100	7,544,694
Consumer Discretionary (7.6%)
Alibaba Group Holding Ltd. (a)	487,500	5,946,368
JD.com, Inc., Class A (a)	6,700	208,896
Midea Group Co. Ltd., A Shares (Stock Connect) (b)	244,729	2,100,488
Zhongsheng Group Holdings Ltd.	354,000	2,339,167
		10,594,919
Financials (1.8%)
China Merchants Bank Co. Ltd., H Shares	411,000	2,477,198
Health Care (2.5%)
Hangzhou Tigermed Consulting Co. Ltd., H Shares (c)	122,700	1,189,146
Wuxi Biologics Cayman, Inc. (a)(c)	299,500	2,210,553
		3,399,699
Industrials (7.9%)
Centre Testing International Group Co. Ltd., A Shares (Stock Connect) (b)	494,580	1,629,691
China Conch Environment Protection Holdings Ltd. (a)	327,500	280,464
China Conch Venture Holdings Ltd.	327,500	850,443
Contemporary Amperex Technology Co. Ltd., A Shares (b)	28,200	1,723,979
Estun Automation Co. Ltd., A Shares (b)	856,794	1,902,688
NARI Technology Co. Ltd., A Shares (Stock Connect) (b)	344,564	1,656,619
Sungrow Power Supply Co. Ltd., A Shares (Stock Connect) (b)	149,842	1,417,427

	Shares or Principal Amount	Value
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	997,000	$1,417,080
		10,878,391
Information Technology (4.6%)
GDS Holdings Ltd., ADR (a)	12,700	399,034
GDS Holdings Ltd., Class A (a)	213,800	858,771
Glodon Co. Ltd., A Shares (b)	174,040	1,210,302
Hundsun Technologies, Inc., A Shares (b)	255,097	1,466,580
LONGi Green Energy Technology Co. Ltd., A Shares (b)	245,005	2,485,078
		6,419,765
Real Estate (1.0%)
China Vanke Co. Ltd., H Shares	563,500	1,328,732
		42,643,398
EGYPT (1.0%)
Financials (1.0%)
Commercial International Bank Egypt SAE (d)	571,323	1,379,423
HONG KONG (4.6%)
Consumer Staples (1.4%)
Vitasoy International Holdings Ltd.	1,024,000	1,856,589
Financials (3.2%)
AIA Group Ltd.	264,100	2,594,454
Hong Kong Exchanges & Clearing Ltd.	43,800	1,857,951
		4,452,405
		6,308,994
INDIA (14.9%)
Consumer Discretionary (1.1%)
Crompton Greaves Consumer Electricals Ltd.	315,858	1,578,524
Consumer Staples (1.5%)
Hindustan Unilever Ltd.	69,551	2,029,890
Financials (4.6%)
Housing Development Finance Corp. Ltd.	155,046	4,467,961
Kotak Mahindra Bank Ltd.	78,910	1,828,912
		6,296,873
Health Care (1.2%)
Syngene International Ltd. (a)(c)	208,519	1,694,464
Information Technology (2.0%)
Tata Consultancy Services Ltd.	60,260	2,778,301
Materials (1.1%)
Asian Paints Ltd.	35,468	1,496,023
Utilities (3.4%)
Power Grid Corp. of India Ltd.	1,223,634	3,657,109
ReNew Energy Global PLC, Class A (a)	136,209	1,086,948
		4,744,057
		20,618,132

See accompanying Notes to Financial Statements.

20	2022 Semi-Annual Report

Statement of Investments (concluded)

April 30, 2022 (Unaudited)

abrdn Emerging Markets Sustainable Leaders Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
INDONESIA (2.5%)
Consumer Discretionary (0.7%)
Ace Hardware Indonesia Tbk PT (d)	14,031,300	$1,011,431
Financials (1.8%)
Bank Central Asia Tbk PT (d)	4,500,000	2,523,922
		3,535,353
KAZAKHSTAN (1.0%)
Financials (1.0%)
Kaspi.KZ JSC., GDR (c)(d)	20,934	1,360,710
MEXICO (4.7%)
Consumer Staples (1.8%)
Arca Continental SAB de CV	406,182	2,581,022
Financials (2.9%)
Grupo Financiero Banorte SAB de CV, Class O	606,085	3,994,729
		6,575,751
NETHERLANDS (3.2%)
Information Technology (2.2%)
ASM International NV	4,559	1,369,944
ASML Holding NV	2,833	1,607,836
		2,977,780
Real Estate (1.0%)
CTP NV (c)	98,411	1,393,387
		4,371,167
PHILIPPINES (1.1%)
Real Estate (1.1%)
Ayala Land, Inc.	2,398,200	1,463,786
POLAND (0.8%)
Consumer Discretionary (0.5%)
Allegro.eu SA (a)(c)	127,724	656,946
Industrials (0.3%)
InPost SA (a)	81,689	500,825
		1,157,771
SOUTH AFRICA (1.0%)
Financials (1.0%)
Sanlam Ltd.	320,133	1,326,164
SOUTH KOREA (2.3%)
Materials (2.3%)
LG Chem Ltd.	7,744	3,171,671
TAIWAN (12.0%)
Communication Services (0.6%)
Sea Ltd., ADR (a)	10,777	891,904

	Shares or Principal Amount	Value
Information Technology (11.4%)
Chroma ATE, Inc.	324,000	$1,801,109
Hon Hai Precision Industry Co. Ltd.	605,000	2,072,778
Taiwan Semiconductor Manufacturing Co. Ltd.	659,000	11,916,463
		15,790,350
		16,682,254
Total Common Stocks		123,876,280
PREFERRED STOCKS (9.6%)
BRAZIL (1.7%)
Financials (1.7%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	666,141	2,398,109
SOUTH KOREA (7.9%)
Information Technology (7.9%)
Samsung Electronics Co. Ltd.	232,180	10,885,443
Total Preferred Stocks		13,283,552
SHORT-TERM INVESTMENT (0.9%)
MONEY MARKET FUNDS (0.9%)
UNITED STATES (0.9%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.29% (e)	1,299,529	1,299,529
Total Money Market Funds		1,299,529
Total Short-Term Investment		1,299,529
Total Investments (Cost $171,536,313)—100.0%		138,459,361
Liabilities in Excess of Other Assets—0.0%		(30,709)
Net Assets—100.0%		$138,428,652

(a)	Non-income producing security.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Illiquid security.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2022.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	21

abrdn Global Equity Impact Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2022)*		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	(22.15%)	(13.99%)	7.04%	5.05%
	w/ SC2	(26.64%)	(18.94%)	5.78%	4.43%
Institutional Class[3]	w/o SC	(22.06%)	(13.81%)	7.32%	5.32%

*	Performance shown for periods after February 1, 2017 reflect the Fund's receipt of payment from some European jurisdictions related to prior years (2005-2009) in accordance with European Union law under Article 63 of the Treaty on the Functioning of the European Union (the "Article 63 EU Tax Reclaims"). The receipt of these extraordinary payments increased the Fund's performance for all periods that include February 2017, October 2017, August 2018, February 2019 and September 2019 in a manner that may not recur in the future, and the Fund's performance was significantly higher than it would have been absent receipt of the Article 63 EU Tax Reclaims. At the time of receipt, those payments resulted in an increase in net assets of approximately 3.1%, 0.3% and 0.9%, in 2017, 2018 and 2019, respectively. Past returns would have been higher had the Fund not originally paid the withholding taxes that relate to the EU reclaims that are now being returned. There can be no assurance that the Fund will receive additional Article 63 EU Tax Reclaim payments or maintain this level of performance in the future.
†	Not annualized
1	Returns prior to December 3, 2021 reflect the performance of a predecessor fund (the "Predecessor Fund"). Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Please consult the Fund's prospectus for more detail.
2	A 5.75% front-end sales charge was deducted.
3	Not subject to any sales charges.

Performance of a $10,000 Investment (as of April 30, 2022)

Comparative performance of $10,000 invested in Class A shares of the abrdn Global Equity Impact Fund, Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) (Net Dividends) and the Consumer Price Index (CPI) over a 10-year period ended

April 30, 2022. Unlike the Fund's returns, the returns for these unmanaged indexes do not reflect any fees or expenses. Investors cannot invest directly in market indexes.

The MSCI ACWI is an unmanaged index considered representative of developed and emerging market stock markets.

The MSCI ACWI captures large and mid cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries. With more than 2,900 constituents, the index covers approximately 85% of the global investable equity opportunity set. DM countries in the Index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the US. EM countries in the Index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and performance graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Performance returns reflect fee waivers and reimbursements in effect without which returns would have been lower.

22	2022 Semi-Annual Report

abrdn Global Equity Impact Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2022 (Unaudited)

Asset Allocation
Common Stocks	103.2%
Short-Term Investment	2.1%
Liabilities in Excess of Other Assets	(5.3%)
100.0%

The following table summarizes the composition of the Fund's portfolio, in S&P Global Industry Classification Standard (GICS) sectors.

Sectors
Health Care	21.2%
Industrials	20.7%
Financials	16.8%
Real Estate	14.8%
Information Technology	10.6%
Materials	7.5%
Utilities	6.6%
Communication Services	3.6%
Consumer Discretionary	1.4%
Short-Term Investment	2.1%
Liabilities in Excess of Other Assets	(5.3%)
100.0%

Top Ten Holdings
Prologis, Inc., REIT	5.9%
UnitedHealth Group, Inc.	4.7%
Tetra Tech, Inc.	4.6%
Samsung SDI Co. Ltd.	4.4%
Novo Nordisk AS, Class B	3.9%
AstraZeneca PLC	3.8%
Safaricom PLC	3.6%
Equinix, Inc.	3.6%
NextEra Energy, Inc.	3.6%
Schneider Electric SE	3.5%

Countries
United States	47.1%
United Kingdom	8.5%
Netherlands	6.0%
Denmark	5.9%
India	5.5%
South Korea	4.4%
Kenya	3.6%
Hong Kong	3.1%
Australia	3.0%
France	2.6%
Indonesia	2.4%
Israel	2.4%
Republic of Ireland	2.2%
Belgium	2.0%
Other, less than 2% each	4.5%
Short-Term Investment	2.1%
Liabilities in Excess of Other Assets	(5.3%)
100.0%

2022 Semi-Annual Report	23

Statement of Investments

April 30, 2022 (Unaudited)

abrdn Global Equity Impact Fund

	Shares	Value
COMMON STOCKS (103.2%)
AUSTRALIA (3.0%)
Real Estate (3.0%)
Goodman Group, REIT	96,600	$1,607,800
BELGIUM (2.0%)
Materials (2.0%)
Umicore SA	28,653	1,101,520
BRAZIL (1.2%)
Financials (1.2%)
Banco Bradesco SA	207,147	624,715
CHINA (1.9%)
Health Care (1.9%)
Wuxi Biologics Cayman, Inc. (a)(b)	139,500	1,029,623
DENMARK (5.9%)
Health Care (3.9%)
Novo Nordisk AS, Class B	18,545	2,118,325
Industrials (1.0%)
Vestas Wind Systems AS	21,030	536,286
Utilities (1.0%)
Orsted AS (a)	4,884	540,319
		3,194,930
FRANCE (2.6%)
Financials (2.6%)
AXA SA	52,749	1,395,476
HONG KONG (3.1%)
Financials (3.1%)
AIA Group Ltd.	170,500	1,674,951
INDIA (5.5%)
Financials (3.5%)
Housing Development Finance Corp. Ltd.	65,911	1,899,357
Utilities (2.0%)
Azure Power Global Ltd. (b)	75,631	1,062,616
		2,961,973
INDONESIA (2.4%)
Financials (2.4%)
Bank Rakyat Indonesia Persero Tbk PT	3,902,295	1,300,194
ISRAEL (2.4%)
Industrials (2.4%)
Kornit Digital Ltd. (b)	19,567	1,301,205
KENYA (3.6%)
Communication Services (3.6%)
Safaricom PLC	6,756,780	1,949,040
NETHERLANDS (6.0%)
Information Technology (2.7%)
ASML Holding NV	2,500	1,418,846

	Shares	Value
Materials (3.3%)
Koninklijke DSM NV	10,631	$1,787,173
		3,206,019
REPUBLIC OF IRELAND (2.2%)
Industrials (2.2%)
Kingspan Group PLC	12,641	1,176,713
SOUTH KOREA (4.4%)
Information Technology (4.4%)
Samsung SDI Co. Ltd.	4,981	2,372,721
TAIWAN (1.4%)
Industrials (1.4%)
Voltronic Power Technology Corp.	17,610	770,453
UNITED KINGDOM (8.5%)
Health Care (5.9%)
AstraZeneca PLC	15,430	2,058,999
GlaxoSmithKline PLC	48,515	1,093,653
		3,152,652
Industrials (2.6%)
RELX PLC	47,320	1,409,686
		4,562,338
UNITED STATES (47.1%)
Consumer Discretionary (1.4%)
Coursera, Inc. (b)	41,868	787,537
Financials (4.0%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	35,437	1,417,126
Live Oak Bancshares, Inc.	17,120	724,689
		2,141,815
Health Care (9.5%)
Insulet Corp. (b)	5,261	1,257,327
Merck & Co., Inc.	14,828	1,315,095
UnitedHealth Group, Inc.	4,973	2,529,019
		5,101,441
Industrials (11.1%)
Johnson Controls International PLC	18,872	1,129,867
Schneider Electric SE	13,250	1,900,966
Shoals Technologies Group, Inc., Class A (b)	48,791	486,934
Tetra Tech, Inc.	17,800	2,479,184
		5,996,951
Information Technology (3.5%)
Analog Devices, Inc.	12,094	1,867,072
Materials (2.2%)
Crown Holdings, Inc.	10,603	1,166,754
Real Estate (11.8%)
American Tower Corp., REIT	5,403	1,302,231
Equinix, Inc.	2,686	1,931,449
Prologis, Inc., REIT	19,604	3,142,325
		6,376,005

See accompanying Notes to Financial Statements.

24	2022 Semi-Annual Report

Statement of Investments (concluded)

April 30, 2022 (Unaudited)

abrdn Global Equity Impact Fund

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Utilities (3.6%)
NextEra Energy, Inc.	27,140	$1,927,483
		25,365,058
Total Common Stocks		55,594,729
SHORT-TERM INVESTMENT (2.1%)
UNITED STATES (2.1%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.29% (c)	1,125,151	1,125,151
Total Short-Term Investment		1,125,151
Total Investments (Cost $48,773,721) (d)—105.3%		56,719,880
Liabilities in Excess of Other Assets—(5.3)%		(2,831,487)
Net Assets—100.0%		$53,888,393

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2022.
(d)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	25

abrdn Global Infrastructure Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2022)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	(1.48%)	2.10%	7.77%	8.33%
	w/ SC2	(7.17%)	(3.75%)	6.51%	7.69%
Institutional Class[3]	w/o SC	(1.35%)	2.34%	8.04%	8.61%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not annualized
1	Returns prior to May 7, 2018 reflect the performance of a predecessor fund (the "Predecessor Fund"). Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Please consult the Fund's prospectus for more detail.
2	A 5.75% front-end sales charge was deducted.
3	Not subject to any sales charges.

Performance of a $1,000,000 Investment* (as of April 30, 2022)

*  Minimum Initial Investment

Comparative performance of $1,000,000 invested in Institutional Class shares of the abrdn Global Infrastructure Fund, Morgan Stanley Capital International All Country World Index (MSCI ACWI) (Net Dividends), S&P Global Infrastructure Index (Net Dividends) and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2022. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses or sales charges. Investors cannot invest directly in market indexes.

The MSCI ACWI captures large and mid cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries. With more than 2,900 constituents, the index covers approximately 85% of the global investable equity opportunity set. DM countries in the Index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the US. EM countries in the Index are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The S&P Global Infrastructure Index is a total return index that is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. To create diversified exposure, the index includes three distinct infrastructure clusters: energy, transportation, and utilities. Net Total Return (NTR) indexes include reinvestments of all dividends minus taxes.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

26	2022 Semi-Annual Report

abrdn Global Infrastructure Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2022 (Unaudited)

Asset Allocation
Common Stocks	98.5%
Short-Term Investment	1.3%
Other Assets in Excess of Liabilities	0.2%
100.0%

The following table summarizes the composition of the Fund's portfolio, in S&P Global Industry Classification Standard (GICS) sectors.

Sectors
Industrials	38.2%*
Utilities	30.0%*
Communication Services	14.0%
Energy	9.3%
Real Estate	4.4%
Materials	1.8%
Information Technology	0.4%
Consumer Discretionary	0.4%
Short-Term Investment	1.3%
Other Assets in Excess of Liabilities	0.2%
100.0%

*	As of April 30, 2022, the Fund's holdings in the Industrials sector were allocated to four industries: Transportation Infrastructure (18.1%), Road & Rail (9.7%), Construction & Engineering (8.1%) and Commercial Services & Supplies (2.3%). As of April 30, 2022, the Fund's holdings in the Utilities sector were allocated to four industries: Independent Power & Renewable Electricity Producers (10.8%), Multi-Utilities (9.5%), Electric Utilities (9.0%) and Water Utilities (0.7%).

Top Ten Holdings
Williams Cos., Inc. (The)	3.3%
Kinder Morgan, Inc.	3.0%
RWE AG	3.0%
Cellnex Telecom SA	3.0%
Enbridge, Inc.	2.9%
CCR SA	2.7%
Ferrovial SA	2.7%
Canadian Pacific Railway Ltd.	2.6%
International Container Terminal Services, Inc.	2.4%
Vinci SA	2.3%

Countries
United States	32.4%
Spain	10.9%
France	10.0%
United Kingdom	6.5%
Italy	6.3%
Canada	5.6%
Germany	5.4%
Brazil	5.3%
China	3.0%
Philippines	2.4%
Other, less than 2% each	10.7%
Short-Term Investment	1.3%
Other Assets in Excess of Liabilities	0.2%
100.0%

2022 Semi-Annual Report	27

Statement of Investments

April 30, 2022 (Unaudited)

abrdn Global Infrastructure Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.5%)
ARGENTINA (1.9%)
Industrials (1.1%)
Corp. America Airports SA (a)	95,600	$615,664
Materials (0.8%)
Loma Negra Cia Industrial Argentina SA, ADR	75,800	425,996
		1,041,660
BRAZIL (5.3%)
Industrials (4.4%)
CCR SA	586,300	1,471,694
Rumo SA	287,000	950,291
		2,421,985
Utilities (0.9%)
Omega Energia SA (a)	238,307	514,795
		2,936,780
CANADA (5.6%)
Energy (3.0%)
Enbridge, Inc.	37,000	1,614,619
Industrials (2.6%)
Canadian Pacific Railway Ltd.	19,700	1,442,434
		3,057,053
CHINA (3.0%)
Industrials (1.9%)
COSCO SHIPPING Ports Ltd.	733,775	523,208
Zhejiang Expressway Co. Ltd., Class H	626,100	517,827
		1,041,035
Information Technology (0.4%)
GDS Holdings Ltd., ADR (a)	7,900	248,218
Utilities (0.7%)
Beijing Enterprises Water Group Ltd.	1,154,000	373,305
		1,662,558
COLOMBIA (0.7%)
Communication Services (0.7%)
Millicom International Cellular SA ADR (a)	17,300	390,024
FRANCE (10.0%)
Industrials (5.9%)
Eiffage SA	11,000	1,086,236
Getlink SE	47,800	874,697
Vinci SA	13,200	1,280,847
		3,241,780
Utilities (4.1%)
Engie SA	93,100	1,098,623
Veolia Environnement SA	40,000	1,167,063
		2,265,686
		5,507,466

	Shares or Principal Amount	Value
GERMANY (5.4%)
Communication Services (1.3%)
Vantage Towers AG	21,845	$742,767
Industrials (1.1%)
Fraport AG Frankfurt Airport Services Worldwide (a)	10,900	582,488
Utilities (3.0%)
RWE AG	40,000	1,660,776
		2,986,031
INDIA (0.6%)
Utilities (0.6%)
Azure Power Global Ltd. (a)	22,000	309,100
INDONESIA (1.0%)
Communication Services (1.0%)
Sarana Menara Nusantara Tbk PT (f)	7,820,900	544,533
ITALY (6.3%)
Communication Services (1.2%)
Infrastrutture Wireless Italiane SpA (b)	63,300	675,432
Industrials (2.2%)
Atlantia SpA (a)	49,900	1,190,391
Materials (1.0%)
Buzzi Unicem SpA	31,200	577,783
Utilities (1.9%)
Enel SpA	157,400	1,023,555
		3,467,161
JAPAN (0.6%)
Industrials (0.6%)
East Japan Railway Co.	6,100	318,095
LUXEMBOURG (1.4%)
Communication Services (1.4%)
SES SA, Class A	83,800	749,801
MALAYSIA (1.6%)
Industrials (1.6%)
Malaysia Airports Holdings Bhd (a)	550,100	866,817
MEXICO (1.7%)
Industrials (1.7%)
Promotora y Operadora de Infraestructura SAB de CV	129,400	947,934
NORWAY (1.2%)
Communication Services (1.2%)
Telenor ASA	46,300	652,990
PHILIPPINES (2.4%)
Industrials (2.4%)
International Container Terminal Services, Inc.	318,200	1,306,526

See accompanying Notes to Financial Statements.

28	2022 Semi-Annual Report

Statement of Investments (concluded)

April 30, 2022 (Unaudited)
abrdn Global Infrastructure Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
SPAIN (10.9%)
Communication Services (3.0%)
Cellnex Telecom SA (b)	35,200	$1,640,682
Industrials (4.4%)
Aena SME SA (a)(b)	6,800	964,985
Ferrovial SA	56,791	1,456,368
		2,421,353
Utilities (3.5%)
Atlantica Sustainable Infrastructure PLC	25,400	784,860
EDP Renovaveis SA	47,300	1,119,457
		1,904,317
		5,966,352
UNITED KINGDOM (6.5%)
Communication Services (2.5%)
Helios Towers PLC (a)	415,900	586,254
Vodafone Group PLC	502,900	761,370
		1,347,624
Industrials (1.3%)
National Express Group PLC (a)	231,500	717,574
Utilities (2.7%)
National Grid PLC, ADR	11,200	830,592
SSE PLC	28,900	671,226
		1,501,818
		3,567,016
UNITED STATES (32.4%)
Communication Services (1.7%)
DISH Network Corp., Class A (a)	15,200	433,352
Verizon Communications, Inc.	11,000	509,300
		942,652
Consumer Discretionary (0.4%)
TravelCenters of America, Inc. (a)	5,400	205,254
Energy (6.3%)
Kinder Morgan, Inc.	91,700	1,664,355
Williams Cos., Inc. (The)	52,100	1,786,509
		3,450,864
Industrials (7.0%)
CoreCivic, Inc., REIT (a)	31,000	385,330
Dycom Industries, Inc. (a)	7,600	645,316

	Shares or Principal Amount	Value
GEO Group, Inc. (The), REIT (a)	13,600	$88,808
Norfolk Southern Corp.	3,400	876,792
Union Pacific Corp.	4,400	1,030,876
Waste Connections, Inc.	5,700	786,429
		3,813,551
Real Estate (4.4%)
American Tower Corp., REIT	5,100	1,229,202
Crown Castle International Corp., REIT	6,400	1,185,344
		2,414,546
Utilities (12.6%)
American Electric Power Co., Inc. (c)	10,300	1,020,833
CenterPoint Energy, Inc.	34,400	1,052,984
Clearway Energy, Inc., Class C	20,600	628,918
CMS Energy Corp.	15,900	1,092,171
FirstEnergy Corp.	26,400	1,143,384
NextEra Energy, Inc.	14,600	1,036,892
Vistra Corp.	38,300	958,266
		6,933,448
		17,760,315
Total Common Stocks		54,038,212
SHORT-TERM INVESTMENT (1.3%)
UNITED STATES (1.3%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.29% (d)	697,049	697,049
Total Short-Term Investment		697,049
Total Investments (Cost $46,679,940) (e)—99.8%		54,735,261
Other Assets in Excess of Liabilities—0.2%		107,443
Net Assets—100.0%		$54,842,704

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	All or a portion of the security has been designated as collateral for unrealized depreciation on forward foreign currency contracts.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2022.
(e)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.
(f)	Illiquid Security
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At April 30, 2022, the Fund's open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Appreciation
United States Dollar/Hong Kong Dollar
07/14/2022	Royal Bank of Canada	USD 1,662,066	HKD 13,000,000	$1,659,252	$2,814

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	29

abrdn International Real Estate Equity Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2022)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	(10.88%)	(11.52%)	1.02%	1.23%
	w/ SC2	(16.01%)	(16.62%)	(0.18%)	0.63%
Institutional Class[3]	w/o SC	(10.74%)	(11.30%)	1.26%	1.48%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not annualized
1	Returns prior to May 7, 2018 reflect the performance of a predecessor fund (the "Predecessor Fund"). Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Please consult the Fund's prospectus for more detail.
2	A 5.75% front-end sales charge was deducted.
3	Not subject to any sales charges.

Performance of a $1,000,000 Investment* (as of April 30, 2022)

*	Minimum Initial Investment

Comparative performance of $1,000,000 invested in Institutional Class shares of the abrdn International Real Estate Equity Fund, the Morgan Stanley Capital International (MSCI) EAFE Index (Net

Dividends), FTSE EPRA/NAREIT Global ex US Index (Net Dividends) and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2022. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses or sales charges. Investors cannot invest directly in market indexes.

The MSCI EAFE Index is an equity index which captures large and mid cap representation across 21 Developed Markets countries around the world, excluding the US and Canada. With 825 constituents, the index covers approximately 85% of the free float adjusted market capitalization in each country. Developed Markets countries in the MSCI EAFE Index include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK.

The FTSE EPRA/NAREIT Global ex-U.S. Index is a total return index that is designed to represent general trends in eligible real estate equities outside the United States.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

30	2022 Semi-Annual Report

abrdn International Real Estate Equity Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2022 (Unaudited)

Asset Allocation
Common Stocks	95.8%
Short-Term Investment	4.3%
Liabilities in Excess of Other Assets	(0.1%)
100.0%

The following table summarizes the composition of the Fund's portfolio, in S&P Global Industry Classification Standard (GICS) sectors.

Sub-Industries
Diversified Real Estate Activities	17.7%
Industrial REITs	17.5%
Office REITs	11.4%
Real Estate Operating Companies	10.4%
Real Estate Development	10.1%
Retail REITs	9.8%
Diversified REITs	9.3%
Specialized REITs	4.8%
Residential REITs	3.3%
Health Care REITs	1.1%
Homebuilding	0.4%
Short-Term Invesment	4.3%
Liabilities in Excess of Other Assets	(0.1%)
100.0%

Top Ten Holdings
Segro PLC	4.7%
Mitsui Fudosan Co. Ltd., REIT	4.1%
Link REIT	3.6%
CK Asset Holdings Ltd.	3.5%
Vonovia SE	3.4%
Nippon Building Fund, Inc., REIT	3.2%
Capitaland Investment Ltd.	3.1%
Mitsubishi Estate Co., Ltd.	3.0%
Dexus, REIT	2.9%
Prologis, Inc., REIT	2.8%

Top Countries
Japan	20.7%
Singapore	10.7%
United Kingdom	9.9%
Hong Kong	9.7%
Australia	8.0%
Germany	6.7%
China	6.0%
United States	5.6%
Belgium	3.2%
Canada	2.6%
Mexico	2.4%
Spain	2.2%
Sweden	2.1%
Other, less than 2% each	6.0%
Short-Term Investment	4.3%
Liabilities in Excess of Other Assets	(0.1%)
100.0%

2022 Semi-Annual Report	31

Statement of Investments

April 30, 2022 (Unaudited)
abrdn International Real Estate Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (95.8%)
AUSTRALIA (8.0%)
Real Estate (8.0%)
Charter Hall Group	13,133	$ 141,146
Dexus, REIT	63,249	494,517
Goodman Group, REIT	10,970	182,583
Lendlease Corp., Ltd.	15,856	135,828
Mirvac Group, REIT	247,738	418,700
		1,372,774
BELGIUM (3.2%)
Real Estate (3.2%)
Aedifica SA, REIT	1,560	184,911
Cofinimmo SA, REIT	1,323	177,659
Warehouses De Pauw CVA, REIT	4,751	182,772
		545,342
BRAZIL (0.4%)
Consumer Discretionary (0.4%)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	25,048	71,690
CANADA (2.6%)
Real Estate (2.6%)
Allied Properties Real Estate Investment Trust	5,864	190,484
Canadian Apartment Properties, REIT	6,464	253,196
		443,680
CHINA (6.0%)
Real Estate (6.0%)
China Overseas Land & Investment Ltd.	124,500	384,615
China Resources Land Ltd.	89,971	401,830
ESR Cayman Ltd. (a)(b)	84,349	256,050
		1,042,495
FRANCE (1.9%)
Real Estate (1.9%)
Gecina SA, REIT	832	93,723
Unibail-Rodamco-Westfield (b)	3,385	238,896
		332,619
GERMANY (6.7%)
Real Estate (6.7%)
Instone Real Estate Group SE (a)	19,912	305,690
LEG Immobilien SE	2,490	255,301
Vonovia SE	14,842	591,319
		1,152,310
HONG KONG (9.7%)
Real Estate (9.7%)
CK Asset Holdings Ltd.	89,000	603,343
Link REIT	70,961	612,946
Sun Hung Kai Properties Ltd.	40,311	464,265
		1,680,554

	Shares or Principal Amount	Value
JAPAN (20.7%)
Real Estate (20.7%)
Canadian Solar Infrastructure Fund, Inc., UNIT (b)	137	$ 129,995
CRE Logistics REIT, Inc. (b)	269	411,370
Global One Real Estate Investment Corp., REIT	266	228,014
Kenedix Retail REIT Corp.	90	189,471
Mitsubishi Estate Co., Ltd.	35,100	511,287
Mitsubishi Estate Logistics REIT Investment Corp., REIT (b)	71	254,728
Mitsui Fudosan Co. Ltd., REIT	33,750	715,289
Mori Hills REIT Investment Corp., REIT	161	182,596
Nippon Building Fund, Inc., REIT	108	560,661
Sankei Real Estate, Inc., REIT	167	127,300
Tokyu Fudosan Holdings Corp.	51,400	267,469
		3,578,180
MEXICO (2.4%)
Real Estate (2.4%)
Corp Inmobiliaria Vesta SAB de CV, REIT	111,276	205,795
Prologis Property Mexico SA de CV, REIT	74,524	200,128
		405,923
NETHERLANDS (1.0%)
Real Estate (1.0%)
CTP NV (a)	12,455	176,349
PHILIPPINES (1.3%)
Real Estate (1.3%)
Ayala Land, Inc.	279,392	170,532
Megaworld Corp.	1,019,705	55,269
		225,801
SINGAPORE (10.7%)
Real Estate (10.7%)
Ascendas India Trust, UNIT	226,500	204,644
CapitaLand Integrated Commercial Trust, REIT	237,800	398,456
Capitaland Investment Ltd. (b)	173,600	526,390
Daiwa House Logistics Trust, REIT (b)	457,400	279,477
Lendlease Global Commercial REIT	448,200	256,014
Mapletree Logistics Trust	136,900	175,824
		1,840,805
SOUTH KOREA (1.4%)
Real Estate (1.4%)
ESR Kendall Square REIT Co. Ltd.	40,526	236,509
SPAIN (2.2%)
Real Estate (2.2%)
Inmobiliaria Colonial Socimi SA, REIT	22,300	185,433
Merlin Properties Socimi SA	18,241	198,164
		383,597

See accompanying Notes to Financial Statements.

32	2022 Semi-Annual Report

Statement of Investments (concluded)

April 30, 2022 (Unaudited)

abrdn International Real Estate Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
SWEDEN (2.1%)
Real Estate (2.1%)
Castellum AB	4,074	$ 80,679
Catena AB	2,557	133,716
Fabege AB	12,591	152,831
		367,226
UNITED KINGDOM (9.9%)
Real Estate (9.9%)
Land Securities Group PLC	25,870	242,624
LondonMetric Property PLC, REIT	66,704	225,451
Safestore Holdings PLC, REIT	15,664	246,422
Segro PLC	48,743	816,063
South Asian Real Estate Pvt. Ltd. (a)(b)(c)(d)	2,000,000	—
UNITE Group PLC (The), REIT	12,420	175,870
		1,706,430
UNITED STATES (5.6%)
Real Estate (5.6%)
American Tower Corp., REIT	389	93,757
Equinix, Inc.	131	94,199
Mid-America Apartment Communities, Inc., REIT	704	138,463
Prologis, Inc., REIT	3,063	490,968
Public Storage	404	150,086
		967,473
Total Common Stocks		16,529,757

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENT (4.3%)
UNITED STATES (4.3%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.29% (e)	733,623	$ 733,623
Total Short-Term Investment		733,623
Total Investments (Cost $29,589,519) (f)—100.1%		17,263,380
Liabilities in Excess of Other Assets—(0.1)%		(11,128)
Net Assets—100.0%		$17,252,252

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Fair Value is determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 2(a) of the accompanying Notes to Financial Statements for inputs used.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2022.
(f)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

CVA	Dutch Certificate
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	33

abrdn International Small Cap Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2022)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	(28.32%)	(18.65%)	7.21%	7.42%
	w/ SC2	(32.44%)	(23.33%)	5.95%	6.78%
Class C	w/o SC	(28.54%)	(19.17%)	6.51%	6.70%
	w/ SC3	(29.20%)	(19.92%)	6.51%	6.70%
Class R4	w/o SC	(28.41%)	(18.87%)	6.88%	7.11%
Institutional Class[4]	w/o SC	(28.17%)	(18.33%)	7.59%	7.78%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not annualized
1	The Fund changed its investment strategy effective February 29, 2016. Performance information for periods prior to February 29, 2016 does not reflect the current investment strategy. Please consult the Fund's prospectus for more detail.
2	A 5.75% front-end sales charge was deducted.
3	A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when Class C shares are sold within the first year after purchase.
4	Not subject to any sales charges.

Performance of a $10,000 Investment (as of April 30, 2022)

Comparative performance of $10,000 invested in Class A shares of the abrdn International Small Cap Fund, Morgan Stanley Capital Index (MSCI) All Country World (ACWI) ex-USA Small Cap Index (Net Dividends) and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2022. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 24 Emerging Markets (EM) countries. With 4,334 constituents, the index covers approximately 14% of the global equity opportunity set outside the US. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK. EM countries include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

34	2022 Semi-Annual Report

abrdn International Small Cap Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2022 (Unaudited)

Asset Allocation
Common Stocks	94.5%
Preferred Stocks	2.7%
Short-Term Investment	2.1%
Other Assets in Excess of Liabilities	0.7%
100.0%

The following table summarizes the composition of the Fund's portfolio, in S&P Global Industry Classification Standard (GICS) sectors, expressed as a percentage of net assets as of April 30, 2022.

Sectors
Industrials	26.9%*
Health Care	16.6%
Information Technology	14.6%
Communication Services	9.3%
Consumer Discretionary	8.8%
Consumer Staples	7.4%
Financials	7.0%
Materials	6.6%
Short-Term Investment	2.1%
Other Assets in Excess of Liabilities	0.7%
100.0%

*	As of April 30, 2022, the Fund's holdings in the Industrials sector were allocated to seven industries: Machinery (8.2%), Marine (4.5%), Commercial Services & Supplies (4.3%), Transportation Infrastructure (3.7%), Professional Services (2.2%), Trading Companies & Distributors (2.1%) and Electrical Equipment (1.9%).

Top Ten Holdings
Pacific Basin Shipping Ltd.	4.5%
CyberArk Software Ltd.	4.1%
Grupo Aeroportuario del Sureste SAB de CV, Class B	3.8%
Hansol Chemical Co. Ltd.	3.7%
CTS Eventim AG & Co. KGaA	3.4%
Dechra Pharmaceuticals PLC	3.4%
Kornit Digital Ltd.	3.1%
Endava PLC, ADR	3.1%
Affle India Ltd.	2.9%
Syngene International Ltd.	2.9%

Top Countries
Israel	12.9%
United Kingdom	9.1%
India	8.1%
Germany	8.1%
Japan	6.7%
South Korea	6.6%
Hong Kong	4.5%
Sweden	4.4%
Taiwan	4.3%
Canada	4.2%
Australia	3.9%
Mexico	3.7%
United States	3.4%
Romania	3.1%
France	2.8%
Poland	2.6%
Switzerland	2.5%
Belgium	2.1%
Other, less than 2% each	4.2%
Short-Term Investment	2.1%
Other Assets in Excess of Liabilities	0.7%
100.0%

2022 Semi-Annual Report	35

Statement of Investments

April 30, 2022 (Unaudited)
abrdn International Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (94.5%)
AUSTRALIA (3.9%)
Consumer Discretionary (1.5%)
ARB Corp. Ltd.	143,610	$ 3,980,501
Financials (2.4%)
Steadfast Group Ltd.	1,772,900	6,418,577
		10,399,078
BELGIUM (2.1%)
Industrials (2.1%)
Azelis Group NV (a)	227,100	5,593,107
CANADA (4.2%)
Consumer Staples (2.0%)
Jamieson Wellness, Inc. (b)	212,700	5,347,924
Industrials (2.2%)
Ritchie Bros Auctioneers, Inc.	107,800	5,937,748
		11,285,672
CHINA (0.8%)
Consumer Discretionary (0.8%)
Baozun, Inc., Class A (a)	863,200	2,171,322
FRANCE (2.8%)
Consumer Staples (2.8%)
Interparfums SA	133,689	7,417,820
GERMANY (5.4%)
Communication Services (3.4%)
CTS Eventim AG & Co. KGaA (a)	131,500	9,025,643
Financials (2.0%)
Hypoport SE (a)	19,000	5,252,619
		14,278,262
HONG KONG (4.5%)
Industrials (4.5%)
Pacific Basin Shipping Ltd.	26,231,800	12,035,429
INDIA (8.1%)
Communication Services (2.9%)
Affle India Ltd. (a)	494,380	7,787,001
Health Care (5.2%)
Sanofi India Ltd.	65,400	5,945,457
Syngene International Ltd. (a)(b)	955,800	7,767,010
		13,712,467
		21,499,468
INDONESIA (1.3%)
Consumer Discretionary (1.3%)
Ace Hardware Indonesia Tbk PT	49,032,400	3,534,446
ISRAEL (12.9%)
Consumer Discretionary (2.8%)
Maytronics Ltd.	421,603	7,485,901

	Shares or Principal Amount	Value
Industrials (3.1%)
Kornit Digital Ltd. (a)	124,600	$8,285,900
Information Technology (7.0%)
CyberArk Software Ltd. (a)	69,200	10,874,088
Nova Ltd. (a)	78,400	7,731,024
		18,605,112
		34,376,913
JAPAN (6.7%)
Industrials (6.7%)
Daiseki Co. Ltd.	156,400	5,625,110
Nabtesco Corp.	278,300	6,347,352
TechnoPro Holdings, Inc.	227,700	5,799,085
		17,771,547
MEXICO (3.7%)
Industrials (3.7%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	455,100	9,924,264
NETHERLANDS (0.9%)
Information Technology (0.9%)
BE Semiconductor Industries NV	37,400	2,279,853
POLAND (2.6%)
Consumer Staples (2.6%)
Dino Polska SA (a)(b)	105,200	6,805,575
ROMANIA (3.1%)
Information Technology (3.1%)
Endava PLC, ADR (a)	82,021	8,251,313
SOUTH KOREA (6.6%)
Materials (6.6%)
Chunbo Co. Ltd.	35,400	7,685,642
Hansol Chemical Co. Ltd.	51,300	9,870,337
		17,555,979
SWEDEN (4.4%)
Communication Services (1.8%)
Hemnet Group AB (a)	380,300	4,744,215
Financials (2.6%)
Nordnet AB publ	396,900	6,884,129
		11,628,344
SWITZERLAND (2.5%)
Health Care (2.5%)
SKAN Group AG	57,500	3,824,467
Tecan Group AG (a)	9,417	2,829,975
		6,654,442
TAIWAN (4.3%)
Industrials (1.9%)
Voltronic Power Technology Corp.	114,500	5,009,475

See accompanying Notes to Financial Statements.

36	2022 Semi-Annual Report

Statement of Investments (concluded)

April 30, 2022 (Unaudited)
abrdn International Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information Technology (2.4%)
Chroma ATE, Inc.	1,135,000	$ 6,309,439
		11,318,914
UNITED KINGDOM (9.1%)
Communication Services (1.2%)
Future PLC	112,300	3,075,694
Consumer Discretionary (2.4%)
Games Workshop Group PLC	70,350	6,501,597
Health Care (5.5%)
Dechra Pharmaceuticals PLC	195,326	8,851,265
Genus PLC	184,857	5,807,992
		14,659,257
		24,236,548
UNITED STATES (3.4%)
Health Care (3.4%)
Inmode Ltd. (a)	138,500	3,477,735
PolyPeptide Group AG (b)	62,300	5,451,858
		8,929,593
VIETNAM (1.2%)
Information Technology (1.2%)
FPT Corp.	680,700	3,090,779
Total Common Stocks		251,038,668
PREFERRED STOCKS (2.7%)
GERMANY (2.7%)
Industrials (2.7%)
Jungheinrich AG	292,100	7,144,190
Total Preferred Stocks		7,144,190

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENT (2.1%)
UNITED STATES (2.1%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.29% (c)	5,452,275	$ 5,452,275
Total Short-Term Investment		5,452,275
Total Investments (Cost $286,744,376) (d)—99.3%		263,635,133
Other Assets in Excess of Liabilities—0.7%		1,853,785
Net Assets—100.0%		$ 265,488,918

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2022.
(d)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

ADR       American Depositary Receipt

PLC        Public Limited Company

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	37

abrdn International Sustainable Leaders Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2022)*		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	(27.66%)	(20.46%)	1.73%	2.44%
	w/ SC2	(31.81%)	(25.04%)	0.53%	1.83%
Institutional Class[3]	w/o SC	(27.59%)	(20.29%)	1.98%	2.69%

*	Performance shown for periods after December 16, 2016 reflect the Fund's receipt of payment from some European jurisdictions related to prior years (2005-2008) in accordance with European Union law under Article 63 of the Treaty on the Functioning of the European Union (the "Article 63 EU Tax Reclaims"). The receipt of these extraordinary payments increased the Fund's performance for all periods that include December 2016, February 2017, July 2017, October 2017, February 2019, March 2019 and September 2019 in a manner that may not recur in the future, and the Fund's performance was significantly higher than it would have been absent receipt of the Article 63 EU Tax Reclaims. At the time of receipt, those payments resulted in an increase in net assets of approximately 5.4% and 2.1%, in 2017 and 2019, respectively. Past returns would have been higher had the Fund not originally paid the withholding taxes that relate to the EU reclaims that are now being returned. There can be no assurance that the Fund will receive additional Article 63 EU Tax Reclaim payments or maintain this level of performance in the future.
†	Not annualized
1	Returns prior to December 3, 2021 reflect the performance of a predecessor fund (the "Predecessor Fund"). Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Please consult the Fund's prospectus for more detail.
2	A 5.75% front-end sales charge was deducted.
3	Not subject to any sales charges.

Performance of a $10,000 Investment (as of April 30, 2022)

Comparative performance of $10,000 invested in Class A shares of the abrdn International Sustainable Leaders Fund, Morgan Stanley Capital International (MSCI) All Country World ex-USA Index (ACWI ex-USA) (Net Dividends) and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2022. Unlike the Fund's returns, the returns for these unmanaged indexes do not reflect any fees or expenses. Investors cannot invest directly in market indexes.

The MSCI ACWI ex-USA Index (Net Dividends) captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States (U.S.) and 24 Emerging Markets (EM) countries). With 2,311 constituents, the index covers approximately 85% of the global equity opportunity set outside the U.S. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK. EM countries include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The MSCI ACWI ex-USA Index (Net Dividends) is calculated net of withholding taxes to which the Fund is generally subject.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and performance graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Performance returns reflect fee waivers and reimbursements in effect, without which returns would have been lower.

38	2022 Semi-Annual Report

abrdn International Sustainable Leaders Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2022 (Unaudited)

Asset Allocation
Common Stocks	109.9%
Short-Term Investment	1.4%
Liabilities in Excess of Other Assets	(11.3%)
100.0%

The following table summarizes the composition of the Fund's portfolio, in S&P Global Industry Classification Standard (GICS) sectors.

Sectors
Health Care	24.0%
Information Technology	19.6%
Financials	16.8%
Consumer Staples	14.8%
Industrials	11.7%
Materials	11.0%
Consumer Discretionary	6.6%
Real Estate	3.5%
Utilities	1.9%
Short-Term Investment	1.4%
Liabilities in Excess of Other Assets	(11.3%)
100.0%

Top Ten Holdings
Cochlear Ltd.	4.7%
Genmab AS	4.5%
Nestle SA	4.4%
CSL Ltd.	4.4%
AIA Group Ltd.	4.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.2%
L'Oreal SA	3.6%
Raia Drogasil SA	3.6%
Housing Development Finance Corp. Ltd.	3.5%
Goodman Group, REIT	3.5%

Countries
Australia	14.6%
Denmark	11.4%
United Kingdom	10.0%
Japan	9.5%
Netherlands	7.7%
India	5.6%
Brazil	5.4%
Sweden	5.0%
Israel	4.6%
Switzerland	4.4%
Hong Kong	4.3%
Taiwan	4.2%
New Zealand	4.0%
France	3.6%
United States	2.8%
Singapore	2.7%
Germany	2.6%
China	2.3%
Canada	2.1%
South Korea	2.1%
Other, less than 2% each	1.0%
Short-Term Investment	1.4%
Liabilities in Excess of Other Assets	(11.3%)
100.0%

2022 Semi-Annual Report	39

Statement of Investments

April 30, 2022 (Unaudited)
abrdn International Sustainable Leaders Fund

	Shares	Value
COMMON STOCKS (109.9%)
AUSTRALIA (14.6%)
Financials (2.0%)
Steadfast Group Ltd.	550,267	$1,992,177
Health Care (9.1%)
Cochlear Ltd.	29,113	4,689,153
CSL Ltd.	22,776	4,346,802
		9,035,955
Real Estate (3.5%)
Goodman Group, REIT	208,419	3,468,903
		14,497,035
BELGIUM (1.0%)
Industrials (1.0%)
Azelis Group NV (a)	39,800	980,210
BRAZIL (5.4%)
Consumer Discretionary (1.8%)
MercadoLibre, Inc. (a)	1,848	1,799,268
Consumer Staples (3.6%)
Raia Drogasil SA	838,721	3,550,690
		5,349,958
CANADA (2.1%)
Financials (1.5%)
CI Financial Corp.	111,945	1,459,603
Information Technology (0.6%)
Shopify, Inc., Class A (a)	1,546	659,863
		2,119,466
CHINA (2.3%)
Health Care (2.3%)
Wuxi Biologics Cayman, Inc. (a)(b)	305,500	2,254,838
DENMARK (11.4%)
Financials (2.8%)
Tryg A/S	116,242	2,763,898
Health Care (4.5%)
Genmab AS (a)	12,677	4,457,759
Information Technology (2.2%)
SimCorp A/S	30,727	2,151,093
Utilities (1.9%)
Orsted AS (b)	17,083	1,889,899
		11,262,649
FRANCE (3.6%)
Consumer Staples (3.6%)
L'Oreal SA	9,873	3,591,895

	Shares	Value
GERMANY (2.6%)
Materials (2.6%)
Linde PLC (a)	8,333	$2,613,542
HONG KONG (4.3%)
Financials (4.3%)
AIA Group Ltd.	436,200	4,285,124
INDIA (5.6%)
Financials (3.5%)
Housing Development Finance Corp. Ltd.	120,969	3,485,964
Materials (2.1%)
Asian Paints Ltd.	50,065	2,111,718
		5,597,682
ISRAEL (4.6%)
Consumer Staples (3.2%)
Strauss Group Ltd.	119,358	3,190,570
Industrials (1.4%)
Kornit Digital Ltd. (a)	20,400	1,356,600
		4,547,170
JAPAN (9.5%)
Consumer Discretionary (2.3%)
Sony Group Corp.	26,200	2,261,086
Health Care (3.0%)
Chugai Pharmaceutical Co. Ltd.	98,400	2,948,570
Industrials (1.8%)
Nabtesco Corp.	80,200	1,829,169
Information Technology (2.4%)
Keyence Corp.	6,000	2,412,025
		9,450,850
LATVIA (0.0%)
Financials (0.0%)
AS Parex Banka (a)(c)(d)(e)	1,424,182	–
NETHERLANDS (7.7%)
Information Technology (4.6%)
Adyen NV (a)(b)	978	1,640,393
ASML Holding NV	5,093	2,890,473
		4,530,866
Materials (3.1%)
Koninklijke DSM NV	18,441	3,100,109
		7,630,975
NEW ZEALAND (4.0%)
Health Care (2.4%)
Fisher & Paykel Healthcare Corp. Ltd.	169,421	2,341,788

See accompanying Notes to Financial Statements.

40	2022 Semi-Annual Report

Statement of Investments (concluded)

April 30, 2022 (Unaudited)
abrdn International Sustainable Leaders Fund

	Shares	Value
COMMON STOCKS (continued)
Information Technology (1.6%)
Xero Ltd. (a)	24,174	$1,594,085
		3,935,873
SINGAPORE (2.7%)
Financials (2.7%)
DBS Group Holdings Ltd.	109,000	2,644,407
SOUTH KOREA (2.1%)
Information Technology (2.1%)
Samsung SDI Co. Ltd.	4,298	2,047,371
SWEDEN (5.0%)
Consumer Discretionary (2.5%)
Thule Group AB (b)	71,014	2,463,270
Industrials (2.5%)
Atlas Copco AB, A Shares (a)	54,299	2,461,746
		4,925,016
SWITZERLAND (4.4%)
Consumer Staples (4.4%)
Nestle SA	33,873	4,372,804
TAIWAN (4.2%)
Information Technology (4.2%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	44,263	4,113,361
UNITED KINGDOM (10.0%)
Health Care (2.7%)
Dechra Pharmaceuticals PLC	59,540	2,698,076
Industrials (2.2%)
Spirax-Sarco Engineering PLC	14,213	2,144,678
Information Technology (1.9%)
AVEVA Group PLC	70,456	1,893,580
Materials (3.2%)
Croda International PLC	32,231	3,130,486
		9,866,820
UNITED STATES (2.8%)
Industrials (2.8%)
Schneider Electric SE	19,100	2,740,260
Total Common Stocks		108,827,306

	Shares	Value
SHORT-TERM INVESTMENT (1.4%)
UNITED STATES (1.4%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.29% (f)	1,348,952	$1,348,952
Total Short-Term Investment		1,348,952
Total Investments (Cost $133,053,615) (g)—111.3%		110,176,258
Liabilities in Excess of Other Assets—(11.3)%		(11,153,479)
Net Assets—100.0%		$99,022,779

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Illiquid security.
(d)	The Fund's adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of April 30, 2022.
(e)	Level 3 security. See Note 2(a) of the accompanying Notes to Financial Statements.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2022.
(g)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

ADR  American Depositary Receipt

PLC  Public Limited Company

REIT  Real Estate Investment Trust

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	41

abrdn Realty Income & Growth Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2022)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	(1.72%)	10.16%	8.23%	8.81%
	w/ SC2	(7.39%)	3.80%	9.96%	8.17%
Institutional Class[3]	w/o SC	(1.62%)	10.44%	8.50%	9.08%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not annualized
1	Returns prior to May 7, 2018 reflect the performance of a predecessor fund (the "Predecessor Fund"). Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Please consult the Fund's prospectus for more detail.
2	A 5.75% front-end sales charge was deducted.
3	Not subject to any sales charges.

Performance of a $1,000,000 Investment* (as of April 30, 2022)

*  Minimum Initial Investment

Comparative performance of $1,000,000 invested in Institutional Class shares of the abrdn Realty Income and Growth Fund, the Morgan Stanley Capital International (MSCI) US REIT Index, the S&P 500® Index and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2022. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses or sales charges. Investors cannot invest directly in market indexes.

The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (REITs). The index is based on the MSCI USA Investable Market Index (IMI), its parent index, which captures the large, mid and small cap segments of the USA market. With 133 constituents, it represents about 99% of the US REIT universe and securities are classified under the Equity REITs Industry (under the Real Estate Sector) according to the Global Industry Classification Standard (GICS®), have core real estate exposure (i.e., only selected Specialized REITs are eligible) and carry REIT tax status. This index reinvests as much as possible of a company's dividend distributions. The reinvested amount is equal to the total dividend amount distributed to persons residing in the country of the dividend-paying company. Gross total return indexes do not, however, include any tax credits.

The S&P 500® Index represents large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available U.S. market capitalization.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

42	2022 Semi-Annual Report

abrdn Realty Income & Growth Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2022 (Unaudited)

Asset Allocation
Common Stocks	98.2%
Short-Term Investment	2.1%
Liabilities in Excess of Other Assets	(0.3%)
100.0%

The following table summarizes the composition of the Fund's portfolio, in S&P Global Industry Classification Standard (GICS) sectors, expressed as a percentage of net assets as of April 30, 2022.

Sub-Industries
Specialized REITs	23.3%
Residential REITs	21.1%
Industrial REITs	16.6%
Retail REITs	16.3%
Office REITs	9.0%
Health Care REITs	7.3%
Hotel & Resort REITs	3.7%
Diversified REITs	0.9%
Short- Term Invesment	2.1%
Liabilities in Excess of Other Assets	(0.3%)
100.0%

Top Ten Holdings
Prologis, Inc., REIT	11.4%
Public Storage	6.0%
Equinix, Inc.	5.2%
Welltower, Inc.	4.3%
Realty Income Corp., REIT	4.0%
Equity Residential, REIT	4.0%
AvalonBay Communities, Inc.	3.7%
Simon Property Group, Inc., REIT	3.7%
Mid-America Apartment Communities, Inc., REIT	3.1%
Invitation Homes, Inc.	3.0%

Countries
United States	98.2%
Short-Term Investment	2.1%
Liabilities in Excess of Other Assets	(0.3%)
100.0%

2022 Semi-Annual Report	43

Statement of Investments

April 30, 2022 (Unaudited)
abrdn Realty Income & Growth Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.2%)
UNITED STATES (98.2%)
Diversified REITs (0.9%)
STORE Capital Corp.	17,427	$495,450
Health Care REITs (7.3%)
Omega Healthcare Investors, Inc.	16,821	428,599
Ventas, Inc.	21,353	1,186,159
Welltower, Inc.	25,158	2,284,598
		3,899,356
Hotel & Resort REITs (3.7%)
DiamondRock Hospitality Co. (a)	66,633	707,642
Host Hotels & Resorts, Inc.	64,040	1,303,214
		2,010,856
Industrial REITs (16.6%)
Duke Realty Corp.	29,371	1,608,062
Prologis, Inc.	37,989	6,089,257
STAG Industrial, Inc.	31,520	1,176,327
		8,873,646
Office REITs (9.0%)
Boston Properties, Inc.	13,042	1,533,739
Cousins Properties, Inc.	24,224	869,642
Highwoods Properties, Inc.	17,738	724,420
Kilroy Realty Corp.	14,570	1,019,900
SL Green Realty Corp.	10,183	704,867
		4,852,568
Residential REITs (21.1%)
American Homes 4 Rent	21,324	844,644
AvalonBay Communities, Inc.	8,736	1,987,265
Camden Property Trust	8,760	1,374,356
Equity LifeStyle Properties, Inc.	3,895	301,006
Equity Residential	25,936	2,113,784
Invitation Homes, Inc.	40,912	1,629,116
Mid-America Apartment Communities, Inc.	8,559	1,683,384
Sun Communities, Inc.	7,806	1,370,499
		11,304,054
Retail REITs (16.3%)
Brixmor Property Group, Inc.	35,109	891,066
Kimco Realty Corp.	47,525	1,203,808
National Retail Properties, Inc.	23,095	1,012,485
Realty Income Corp.	30,775	2,134,554
Simon Property Group, Inc.	16,643	1,963,874
SITE Centers Corp.	46,723	742,896
Spirit Realty Capital, Inc.	17,610	765,155
		8,713,838
Specialized REITs (23.3%)
American Tower Corp.	1,117	269,219
Digital Realty Trust, Inc.	10,066	1,470,844
Equinix, Inc.	3,904	2,807,288
Extra Space Storage, Inc.	8,422	1,600,180
Gaming & Leisure Properties, Inc.	19,036	844,818

	Shares or Principal Amount	Value
Life Storage, Inc.	8,266	$1,095,162
Public Storage	8,677	3,223,506
SBA Communications Corp.	1,619	561,971
VICI Properties, Inc.	20,310	605,432
		12,478,420
		52,628,188
Total Common Stocks		52,628,188
SHORT-TERM INVESTMENT (2.1%)
United States (2.1%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.29% (b)	1,104,245	1,104,245
Total Short-Term Investment		1,104,245
Total Investments (Cost $37,414,738) (c)—100.3%		53,732,433
Liabilities in Excess of Other Assets—(0.3)%		(153,141)
Net Assets—100.0%		$53,579,292

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2022.
(c)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

44	2022 Semi-Annual Report

abrdn U.S. Small Cap Equity Fund (Unaudited)

Average Annual Total Return (For periods ended April 30, 2022)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	(21.98%)	(12.32%)	9.13%	12.26%
	w/ SC1	(26.46%)	(17.36%)	7.85%	11.60%
Class C	w/o SC	(22.25%)	(12.93%)	8.39%	11.50%
	w/ SC2	(22.83%)	(13.58%)	8.39%	11.50%
Class R3	w/o SC	(22.11%)	(12.61%)	8.76%	11.94%
Institutional Service Class[3]	w/o SC	(21.90%)	(12.14%)	9.41%	12.57%
Institutional Class[3]	w/o SC	(21.85%)	(12.03%)	9.49%	12.63%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not annualized
1	A 5.75% front-end sales charge was deducted.
2	A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when Class C shares are sold within the first year after purchase.
3	Not subject to any sales charges.

Performance of a $1,000,000 Investment (as of April 30, 2022) Comparative performance of $1,000,000 invested in Institutional Class shares of the abrdn U.S. Small Cap Equity Fund, the

Russell 2000® Index and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2022. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

The Russell 2000® Index measures performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and it represents approximately 10% of the U.S. market. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased barometer for the small-cap segment and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

2022 Semi-Annual Report	45

abrdn U.S. Small Cap Equity Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2022 (Unaudited)

Asset Allocation
Common Stocks	99.2%
Short-Term Investment	1.0%
Liabilities in Excess of Other Assets	(0.2%)
100.0%

The following table summarizes the composition of the Fund's portfolio, in S&P Global Industry Classification Standard (GICS) sectors.

Sectors
Industrials	23.0%
Financials	18.7%
Information Technology	15.2%
Consumer Discretionary	14.1%
Health Care	8.7%
Materials	8.7%
Consumer Staples	5.6%
Communication Services	3.1%
Utilities	1.1%
Energy	1.0%
Short-Term Investment	1.0%
Liabilities in Excess of Other Assets	(0.2%)
100.0%

Top Ten Holdings
Atkore, Inc.	3.1%
Materion Corp.	3.0%
Stride, Inc.	2.8%
Verint Systems, Inc.	2.8%
Dorman Products, Inc.	2.7%
Graphic Packaging Holding Co.	2.6%
Hostess Brands, Inc.	2.5%
First Interstate BancSystem, Inc., Class A	2.4%
PRA Group, Inc.	2.4%
WNS Holdings Ltd., ADR	2.3%

Countries
United States	88.5%
Canada	6.6%
India	2.2%
Israel	1.9%
Short-Term Investment	1.0%
Liabilities in Excess of Other Assets	(0.2%)
100.0%

46	2022 Semi-Annual Report

Statement of Investments

April 30, 2022 (Unaudited)
abrdn U.S. Small Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.2%)
CANADA (6.6%)
Consumer Discretionary (1.4%)
Aritzia, Inc. (a)	345,656	$ 12,309,782
Consumer Staples (1.5%)
Jamieson Wellness, Inc. (b)	507,478	12,759,537
Financials (2.7%)
CI Financial Corp.	1,291,360	16,837,489
TMX Group Ltd.	66,435	6,763,736
		23,601,225
Industrials (1.0%)
ATS Automation Tooling Systems, Inc. (a)	306,014	8,930,421
		57,600,965
INDIA (2.2%)
Information Technology (2.2%)
WNS Holdings Ltd., ADR (a)	252,070	19,754,726
ISRAEL (1.9%)
Information Technology (1.9%)
CyberArk Software Ltd. (a)	106,381	16,716,710
UNITED STATES (88.5%)
Communication Services (3.1%)
Cogent Communications Holdings, Inc.	251,735	14,726,497
TechTarget, Inc. (a)	181,161	12,193,947
		26,920,444
Consumer Discretionary (12.7%)
Dorman Products, Inc. (a)	235,143	23,213,317
Fiverr International Ltd. (a)	204,204	10,873,863
LCI Industries	141,247	13,746,158
LGI Homes, Inc. (a)	143,326	13,431,080
Monro, Inc.	194,837	8,909,896
National Vision Holdings, Inc. (a)	434,293	16,351,131
Stride, Inc. (a)	627,457	24,659,060
		111,184,505
Consumer Staples (4.1%)
elf Beauty, Inc. (a)	559,496	13,612,538
Hostess Brands, Inc. (a)	975,929	22,143,829
		35,756,367
Energy (1.0%)
ChampionX Corp.	406,492	8,576,981
Financials (16.0%)
Axos Financial, Inc. (a)	326,622	12,372,441
Donnelley Financial Solutions, Inc. (a)	454,965	13,316,826
First Interstate BancSystem, Inc., Class A	646,160	21,013,123
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	321,726	12,865,823

	Shares or Principal Amount	Value
Live Oak Bancshares, Inc.	288,279	$ 12,202,850
PJT Partners, Inc., Class A	244,945	16,163,921
PRA Group, Inc. (a)	492,232	20,688,511
Seacoast Banking Corp. of Florida	544,382	17,692,415
Wintrust Financial Corp.	164,270	14,344,056
		140,659,966
Health Care (8.7%)
CONMED Corp.	106,887	14,211,696
CryoPort, Inc. (a)	342,275	7,721,724
Health Catalyst, Inc. (a)	590,571	9,827,101
Heska Corp. (a)	130,912	14,379,374
Integer Holdings Corp. (a)	245,353	18,443,185
Ligand Pharmaceuticals, Inc. (a)	130,718	12,138,474
		76,721,554
Industrials (22.0%)
Ameresco, Inc., Class A (a)	309,842	15,628,431
ArcBest Corp.	196,633	14,189,037
ASGN, Inc. (a)	86,367	9,798,336
Atkore, Inc. (a)	284,601	27,350,156
Brady Corp., Class A	314,194	14,060,182
Casella Waste Systems, Inc., Class A (a)	230,346	18,943,655
EnPro Industries, Inc.	143,325	13,359,323
Helios Technologies, Inc.	214,096	14,382,969
Hub Group, Inc., Class A (a)	251,400	16,884,024
Mercury Systems, Inc. (a)	107,917	6,020,689
RBC Bearings, Inc. (a)	90,929	15,307,897
Shyft Group, Inc.	503,619	12,827,176
Werner Enterprises, Inc.	346,468	13,730,527
		192,482,402
Information Technology (11.1%)
Cohu, Inc. (a)	623,857	16,569,642
Domo, Inc.,Class B (a)	274,751	11,380,187
Onto Innovation, Inc. (a)	220,031	15,653,006
Perficient, Inc. (a)	194,503	19,335,543
Verint Systems, Inc. (a)	449,054	24,500,386
Workiva, Inc. (a)	103,432	9,982,222
		97,420,986
Materials (8.7%)
Graphic Packaging Holding Co.	1,049,829	22,886,272
Kaiser Aluminum Corp.	161,657	15,599,900
Materion Corp.	310,066	26,402,120
Ranpak Holdings Corp. (a)	731,533	11,031,518
		75,919,810
Utilities (1.1%)
ONE Gas, Inc.	110,557	9,327,694
		774,970,709
Total Common Stocks		869,043,110

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	47

Statement of Investments (concluded)

April 30, 2022 (Unaudited)

abrdn U.S. Small Cap Equity Fund

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENT (1.0%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.29% (c)	$8,736,654	$ 8,736,654
Total Short-Term Investment		8,736,654
Total Investments (Cost $976,565,931) (d)—100.2%		877,779,764
Liabilities in Excess of Other Assets—(0.2)%		(2,115,844)
Net Assets—100.0%		$875,663,920

(a)  Non-income producing security.

(b)  Denotes a security issued under Regulation S or Rule 144A.

(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2022.
(d)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

ADR  American Depositary Receipt

See accompanying Notes to Financial Statements.

48	2022 Semi-Annual Report

abrdn U.S. Sustainable Leaders Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2022)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	(18.37%)	(7.59%)	12.78%	11.42%
	w/ SC2	(23.08%)	(12.89%)	11.45%	10.76%
Class C	w/o SC	(18.69%)	(8.37%)	11.94%	10.60%
	w/ SC3	(19.24%)	(9.00%)	11.94%	10.60%
Institutional Service Class[4]	w/o SC	(18.31%)	(7.44%)	13.01%	11.64%
Institutional Class[4]	w/o SC	(18.35%)	(7.40%)	13.07%	11.73%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not annualized
1	The Fund changed its investment strategies effective December 1, 2020. Performance information for periods prior to December 1, 2020 does not reflect the current investment strategy. In connection with the change in investment strategy, the Fund changed its name from Aberdeen U.S. Multi-Cap Equity Fund to abrdn U.S. Sustainable Leaders Fund. Returns prior to October 9, 2011 reflect the performance of a predecessor fund (the "Predecessor Fund"). Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes. Please consult the Fund's prospectus for more detail.
2	A 5.75% front-end sales charge was deducted.
3	A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when Class C shares are sold within the first year after purchase.
4	Not subject to any sales charges.

Performance of a $10,000 Investment (as of April 30, 2022)

Comparative performance of $10,000 invested in Class A shares of the abrdn U.S. Sustainable Leaders Fund, Russell 3000® Index, Russell 3000® Growth Index and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2022. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 97% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.

The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® companies with relatively higher price-to-book ratios, higher I/B/E/S forecast medium term (2 year) growth and higher sales per share historical growth (5 years). The Russell 3000® Growth Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad growth market. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

2022 Semi-Annual Report	49

abrdn U.S. Sustainable Leaders Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2022 (Unaudited)

Asset Allocation
Common Stocks	98.2%
Short-Term Investment	1.8%
Liabilities in Excess of Other Assets	–%
100.0%

The following table summarizes the composition of the Fund's portfolio, in S&P Global Industry Classification Standard (GICS) sectors, expressed as a percentage of net assets as of April 30, 2022.

Sectors
Information Technology	28.5%*
Industrials	18.2%
Financials	14.3%
Health Care	11.5%
Consumer Discretionary	6.3%
Consumer Staples	5.4%
Materials	5.0%
Utilities	4.3%
Energy	3.0%
Communication Services	1.7%
Short-Term Investment	1.8%
Liabilities in Excess of Other Assets	–%
100.0%

*	As of April 30, 2022, the Fund's holdings in the Information Technology sector were allocated to three industries: Software (14.3%), Information Technology Services (10.0%) and Semiconductors & Semiconductor Equipment (4.2%)

Top Ten Holdings
Microsoft Corp.	9.5%
Mastercard, Inc., Class A	4.4%
LPL Financial Holdings, Inc.	3.8%
American Express Co.	3.8%
Tetra Tech, Inc.	3.6%
Akamai Technologies, Inc.	3.5%
ICON PLC	3.4%
Atkore, Inc.	3.4%
NICE Ltd., ADR	3.3%
Horizon Therapeutics PLC	3.1%

Countries
United States	81.9%
Canada	9.6%
Ireland	3.4%
Israel	3.3%
Short-Term Investment	1.8%
Liabilities in Excess of Other Assets	–%
100.0%

Amounts listed as "–" are 0% or round to 0%.

50	2022 Semi-Annual Report

Statement of Investments

April 30, 2022 (Unaudited)

abrdn U.S. Sustainable Leaders Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.2%)
CANADA (9.6%)
Consumer Staples (2.9%)
Jamieson Wellness, Inc. (a)	446,372	$ 11,223,147
Financials (2.6%)
CI Financial Corp.	790,952	10,312,884
INDUSTRIALS (4.1%)
ATS Automation Tooling Systems, Inc. (b)	164,500	4,800,611
Canadian National Railway Co.	97,492	11,467,009
		16,267,620
		37,803,651
IRELAND (3.4%)
Health Care (3.4%)
ICON PLC (b)	59,706	13,506,094
ISRAEL (3.3%)
Information Technology (3.3%)
NICE Ltd., ADR (b)	62,974	12,998,464
UNITED STATES (81.9%)
Communication Services (1.7%)
Cable One, Inc.	5,903	6,884,079
Consumer Discretionary (6.3%)
Burlington Stores, Inc. (b)	56,701	11,542,056
Hanesbrands, Inc.	301,148	3,993,222
Pool Corp.	22,950	9,299,799
		24,835,077
Consumer Staples (2.5%)
Colgate-Palmolive Co.	131,123	10,103,027
Energy (3.0%)
New Fortress Energy, Inc.	305,819	11,859,661
Financials (11.7%)
American Express Co.	86,465	15,106,300
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	131,722	5,267,563
Huntington Bancshares, Inc.	477,138	6,274,365
Live Oak Bancshares, Inc.	105,883	4,482,027
LPL Financial Holdings, Inc.	80,505	15,124,474
		46,254,729
Health Care (8.1%)
CONMED Corp.	72,886	9,690,923
Horizon Therapeutics PLC (b)	123,441	12,166,345
Integer Holdings Corp. (b)	133,331	10,022,491
		31,879,759
Industrials (14.1%)
Advanced Drainage Systems, Inc.	56,770	5,816,654
Atkore, Inc. (b)	139,726	13,427,669
Chart Industries, Inc. (b)	47,162	7,961,889
Tetra Tech, Inc.	100,848	14,046,109

	Shares or Principal Amount	Value
Trex Co., Inc. (b)	96,789	$5,632,152
Vertiv Holdings Co.	697,217	8,736,129
		55,620,602
Information Technology (25.2%)
Akamai Technologies, Inc. (b)	124,619	13,992,221
Amdocs Ltd.	106,021	8,448,814
Marvell Technology, Inc.	163,391	9,489,749
Mastercard, Inc., Class A	48,068	17,466,950
Microsoft Corp.	135,549	37,617,558
RingCentral, Inc., Class A (b)	70,056	5,944,252
SolarEdge Technologies, Inc. (b)	27,696	6,935,355
		99,894,899
Materials (5.0%)
Crown Holdings, Inc.	93,260	10,262,330
Ecolab, Inc.	57,547	9,745,009
		20,007,339
Utilities (4.3%)
American Water Works Co., Inc.	56,947	8,774,394
CenterPoint Energy, Inc.	265,126	8,115,507
		16,889,901
		324,229,073
Total Common Stocks		388,537,282
SHORT-TERM INVESTMENT (1.8%)
United States (1.8%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.29% (c)	7,123,086	7,123,086
Total Short-Term Investment		7,123,086
Total Investments (Cost $395,909,262) (d)—100.0%		395,660,368
Liabilities in Excess of Other Assets—0.0%		(40,970)
Net Assets—100.0%		$395,619,398

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2022.
(d)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	51

abrdn U.S. Sustainable Leaders Smaller Companies Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2022)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	(22.55%)	(11.00%)	12.42%	7.47%
	w/ SC2	(27.03%)	(16.12%)	11.11%	6.83%
Class C	w/o SC	(23.20%)	(12.15%)	11.45%	6.66%
	w/ SC3	(23.80%)	(12.83%)	11.45%	6.66%
Class R4	w/o SC	(22.67%)	(11.33%)	12.05%	7.08%
Institutional Service Class[4]	w/o SC	(22.46%)	(10.86%)	12.63%	7.63%
Institutional Class[4]	w/o SC	(22.49%)	(10.80%)	12.79%	7.83%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not annualized
1	The Fund changed its investment strategies effective December 1, 2020. Performance information for periods prior to December 1, 2020 does not reflect the current investment strategy. In connection with the change in investment strategy, the Fund changed its name from Aberdeen Focused U.S. Equity Fund to abrdn U.S. Sustainable Leaders Smaller Companies Fund. The Fund changed its investment strategies effective November 15, 2017. Performance information for periods prior to November 15, 2017 does not reflect the current investment strategy. Please consult the Fund's prospectus for more detail.
2	A 5.75% front-end sales charge was deducted.
3	A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when Class C shares are sold within the first year after purchase.
4	Not subject to any sales charges.

Performance of a $10,000 Investment (as of April 30, 2022)

Comparative performance of $10,000 invested in Class A shares of the abrdn U.S. Sustainable Leaders Smaller Companies Fund, the Russell 2500® Index, the Russell 2500® Growth Index and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2022. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

The Russell 2500® Index measures the performance of the small to mid-cap segment of the US equity universe, commonly referred to as "smid" cap. The Russell 2500® Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

The Russell 2500® Growth Index measures the performance of the small to mid-cap growth segment of the US equity universe. It includes those Russell 2500® companies with relatively higher price-to-book ratios, higher I/B/E/S forecast medium term (2 year) growth and higher sales per share historical growth (5 years). The Russell 2500 Growth Index is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap growth market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set and that the represented companies continue to reflect growth characteristics.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

52	2022 Semi-Annual Report

abrdn U.S. Sustainable Leaders Smaller Companies Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2022 (Unaudited)

Asset Allocation
Common Stocks	97.1%
Short-Term Investment	3.0%
Liabilities in Excess of Other Assets	(0.1%	)
	100.0%

The following table summarizes the composition of the Fund's portfolio, in S&P Global Industry Classification Standard (GICS) sectors.

Sectors
Industrials	24.7%
Information Technology	20.1%
Financials	19.6%
Health Care	10.6%
Materials	5.3%
Consumer Staples	4.4%
Consumer Discretionary	4.0%
Communication Services	3.0%
Utilities	2.9%
Energy	2.5%
Short-Term Investment	3.0%
Liabilities in Excess of Other Assets	(0.1%	)
	100.0%

Top Ten Holdings
Perficient, Inc.	3.2%
PJT Partners, Inc., Class A	3.0%
Essential Utilities, Inc.	2.9%
Chart Industries, Inc.	2.8%
First Interstate BancSystem, Inc., Class A	2.8%
Integer Holdings Corp.	2.7%
Graphic Packaging Holding Co.	2.7%
CyberArk Software Ltd.	2.7%
CI Financial Corp.	2.7%
CONMED Corp.	2.6%

Countries
United States	80.7%
Canada	9.2%
Israel	5.2%
Ireland	2.0%
Short-Term Investment	3.0%
Liabilities in Excess of Other Assets	(0.1%	)
	100.0%

2022 Semi-Annual Report	53

Statement of Investments

April 30, 2022 (Unaudited)
abrdn U.S. Sustainable Leaders Smaller Companies Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.1%)
Communication Services (3.0%)
Cable One, Inc.	233	$271,725
Cogent Communications Holdings, Inc.	4,860	284,310
		556,035
Consumer Discretionary (4.0%)
Aritzia, Inc. (a)	8,023	285,721
Burlington Stores, Inc. (a)	2,223	452,514
		738,235
Consumer Staples (4.4%)
Darling Ingredients, Inc. (a)	6,145	450,981
Jamieson Wellness, Inc. (b)	13,925	350,117
		801,098
Energy (2.5%)
New Fortress Energy, Inc.	11,928	462,568
Financials (19.6%)
CI Financial Corp.	37,565	489,807
First Interstate BancSystem, Inc., Class A	15,694	510,369
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,821	352,752
Huntington Bancshares, Inc.	24,774	325,778
Live Oak Bancshares, Inc.	7,949	336,481
LPL Financial Holdings, Inc.	2,489	467,608
PJT Partners, Inc., Class A	8,358	551,544
Seacoast Banking Corp. of Florida	8,171	265,558
TMX Group Ltd.	2,993	304,717
		3,604,614
Health Care (10.6%)
CONMED Corp.	3,600	478,656
CryoPort, Inc. (a)	6,872	155,032
Health Catalyst, Inc. (a)	12,270	204,173
ICON PLC (a)	1,606	363,293
Inmode Ltd. (a)	9,579	240,529
Integer Holdings Corp. (a)	6,671	501,459
		1,943,142
Industrials (24.7%)
Advanced Drainage Systems, Inc.	2,403	246,211
Ameresco, Inc., Class A (a)	6,972	351,668
Atkore, Inc. (a)	4,420	424,762
ATS Automation Tooling Systems, Inc. (a)	8,845	258,124
Axon Enterprise, Inc. (a)	2,982	334,580
Casella Waste Systems, Inc., Class A (a)	3,350	275,504
Chart Industries, Inc. (a)	3,091	521,823
Helios Technologies, Inc.	4,070	273,423
JB Hunt Transport Services, Inc.	2,522	430,884
Shyft Group, Inc.	13,365	340,406
Tetra Tech, Inc.	2,883	401,544
Trex Co., Inc. (a)	4,788	278,614
Vertiv Holdings Co.	31,741	397,715
		4,535,258

	Shares or Principal Amount	Value
Information Technology (20.1%)
Akamai Technologies, Inc. (a)	3,353	$376,475
Amdocs Ltd.	5,019	399,964
CyberArk Software Ltd. (a)	3,137	492,948
NICE Ltd., ADR (a)	2,217	457,611
Onto Innovation, Inc. (a)	5,972	424,848
Perficient, Inc. (a)	5,977	594,174
RingCentral, Inc., Class A (a)	2,466	209,240
SolarEdge Technologies, Inc. (a)	1,161	290,726
Wolfspeed, Inc. (a)	4,786	438,924
		3,684,910
Materials (5.3%)
Crown Holdings, Inc.	4,320	475,373
Graphic Packaging Holding Co.	22,650	493,770
		969,143
Utilities (2.9%)
Essential Utilities, Inc.	11,857	530,719
Total Common Stocks		17,825,722
SHORT-TERM INVESTMENT (3.0%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.29% (c)	558,177	558,177
Total Short-Term Investment		558,177
Total Investments (Cost $20,952,258) (d)—100.1%		18,383,899

Liabilities in Excess of Other Assets—(0.1)%	(19,231)
Net Assets—100.0%	$18,364,668

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2022.
(d)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.
ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Financial Statements.

54	2022 Semi-Annual Report

Statements of Assets and Liabilities (Unaudited)

April 30, 2022

	abrdn China A Share Equity Fund	abrdn Dynamic Dividend Fund	abrdn Emerging Markets ex-China Fund	abrdn Emerging Markets Fund	abrdn Emerging Markets Sustainable Leaders Fund
Assets:
Investments, at value	$51,869,830	$114,446,151	$24,658,921	$3,262,852,365	$138,459,361
Foreign currency, at value	27,479	104,681	4,547	22,192,997	66,887
Receivable for capital shares issued	8,248	87,313	697	6,359,202	23,182
Interest and dividends receivable	216	851,245	39,616	4,900,758	303,212
Receivable for investments sold	–	1,407,583	–	4,157,742	–
Receivable from Adviser	17,892	5,813	14,081	271,252	9,114
Unrealized appreciation on forward foreign currency exchange contracts	–	108,584	–	–	–
Tax reclaim receivable	–	313,239	23,521	–	247,065
Prepaid expenses	34,301	–	37,316	221,408	40,440
Total assets	51,957,966	117,324,609	24,778,699	3,300,955,724	139,149,261
Liabilities:
Payable for investments purchased	64,907	2,765,029	80,494	18,198,810	80,992
Payable for capital shares redeemed	76,686	20,302	2,078	13,937,567	139,431
Contingent liability of withholding taxes (See Note 2(i) of the Notes to Financial Statements)	–	987,002	–	–	–
Accrued foreign capital gains tax	–	–	34,575	10,070,094	260,436
Accrued expenses and other payables:
Investment advisory fees	39,258	98,467	19,224	2,581,061	96,171
Custodian fees	2,445	43,192	22,861	1,577,617	23,586
Sub-transfer agent and administrative services fees	9,281	6,783	1,682	585,705	15,290
Interest expense on line of credit	–	–	110	–	–
Printing fees	10,195	–	3,263	312,127	14,319
Administration fees	3,695	7,150	1,709	229,428	9,617
Fund accounting fees	4,054	5,900	1,373	224,997	9,488
Audit fees	21,767	21,053	21,767	22,807	21,768
Transfer agent fees	2,975	2,338	1,986	79,756	5,830
Distribution fees	6,303	798	5,283	68,221	4,884
Legal fees	326	447	88	21,785	702
Other accrued expenses	22,961	59,078	31,986	197,866	38,095
Total liabilities	264,853	4,017,539	228,479	48,107,841	720,609
Net Assets	$51,693,113	$113,307,070	$24,550,220	$3,252,847,883	$138,428,652
Cost:
Investments	$69,302,297	$97,247,974	$26,078,033	$3,443,288,533	$171,536,313
Foreign currency	27,429	104,204	4,550	22,268,755	101,429
Represented by:
Capital	$73,325,562	$93,387,528	$22,878,169	$3,207,457,150	$175,038,635
Distributable earnings (accumulated loss)	(21,632,449)	19,919,542	1,672,051	45,390,733	(36,609,983)
Net Assets	$51,693,113	$113,307,070	$24,550,220	$3,252,847,883	$138,428,652
Net Assets:
Class A Shares	$13,029,466	$4,586,095	$22,176,586	$78,581,469	$14,920,241
Class C Shares	2,222,766	–	153,980	6,608,241	433,214
Class R Shares	2,909,913	–	742,769	106,308,943	2,803,460
Institutional Service Class Shares	509,129	–	258,903	536,432,716	64,909,858
Institutional Class Shares	33,021,839	108,720,975	1,217,982	2,524,916,514	55,361,879
Total	$51,693,113	$113,307,070	$24,550,220	$3,252,847,883	$138,428,652

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	55

Statements of Assets and Liabilities (Unaudited) (concluded)

April 30, 2022

	abrdn China A Share Equity Fund	abrdn Dynamic Dividend Fund	abrdn Emerging Markets ex-China Fund	abrdn Emerging Markets Fund	abrdn Emerging Markets Sustainable Leaders Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	480,037	1,084,045	1,630,175	5,821,736	1,366,257
Class C Shares	87,331	–	12,433	497,136	43,488
Class R Shares	110,529	–	58,219	7,992,053	274,765
Institutional Service Class Shares	18,597	–	18,644	39,618,314	5,771,743
Institutional Class Shares	1,199,588	25,685,715	88,835	185,704,473	4,891,579
Total	1,896,082	26,769,760	1,808,306	239,633,712	12,347,832
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares	$27.14	$4.23	$13.60	$13.50	$10.92
Class C Shares (a)	$25.45	$–	$12.38	$13.29	$9.96
Class R Shares	$26.33	$–	$12.76	$13.30	$10.20
Institutional Service Class Shares	$27.38	$–	$13.89	$13.54	$11.25
Institutional Class Shares	$27.53	$4.23	$13.71	$13.60	$11.32
Maximum offering price per share (100%/(100% – maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$28.80	$4.49	$14.43	$14.32	$11.59
Maximum Sales Charge:
Class A Shares	5.75%	5.75%	5.75%	5.75%	5.75%

(a)  For Class C Shares, the redemption price per share is reduced by 1.00% for shares held less than one year.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

56	2022 Semi-Annual Report

Statements of Assets and Liabilities (Unaudited)

April 30, 2022

	abrdn Global Equity Impact Fund	abrdn Global Infrastructure Fund	abrdn International Real Estate Equity Fund	abrdn International Small Cap Fund	abrdn International Sustainable Leaders Fund
Assets:
Investments in securities, at fair value	$56,719,880	$54,735,261	$17,263,380	$263,635,133	$110,176,258
Foreign currency, at fair value	47,439	14,686	10,952	117,685	75,458
Interest and dividends receivable	25,875	198,658	74,932	2,707,331	107,365
Receivable for investments sold	1,615,129	–	–	–	1,449,529
Receivable from Adviser (Note 3)	26,662	18,501	11,811	24,009	25,865
Receivable for capital shares issued	6,691	8,634	–	81,910	373
Unrealized appreciation on forward foreign currency exchange contracts	–	2,814	–	–	–
Tax reclaim receivable	72,059	13,911	15,033	51,470	216,292
Prepaid expenses	–	–	7,299	41,903	–
Total assets	58,513,735	54,992,465	17,383,407	266,659,441	112,051,140
Liabilities:
Payable for investments purchased	1,156,631	–	–	–	1,088,940
Payable for capital shares redeemed	49	6,995	1,670	511,625	23,531
Payable for income taxes (See Note 2(i) of the Notes to Financial Statements)	3,337,795	–	–	–	11,682,227
Accrued foreign capital gains tax	–	–	–	255,920	43,788
Accrued expenses and other payables:
Custodian fees	61,892	30,356	42,265	57,781	75,133
Investment advisory fees	–	40,084	14,841	184,648	–
Audit fees	22,120	23,064	23,455	22,804	22,120
Interest expense payable	120	–	–	–	15
Sub-transfer agent and administrative services fees	8,614	4,258	2,330	22,654	26,174
Distribution fees	6,854	1,815	152	18,189	18,189
Administration fees	3,784	3,412	609	18,819	6,997
Transfer agent fees	7,884	1,121	949	4,084	10,920
Printing fees	–	–	–	20,182	–
Fund accounting fees	–	2,613	971	12,417	–
Legal fees	2,232	203	62	748	6,114
Other accrued expenses	17,367	35,840	43,851	40,652	24,213
Total liabilities	4,625,342	149,761	131,155	1,170,523	13,028,361
Net Assets	$53,888,393	$54,842,704	$17,252,252	$265,488,918	$99,022,779

Cost:
Investments in securities, at cost	$48,773,721	$46,679,940	$29,589,519	$286,744,376	$133,053,615
Foreign currency	47,958	14,706	11,280	118,830	75,489
Net Assets Consist of:
Par value	$3,748	$–	$–	$–	$3,899
Paid in capital in excess of par value	60,948,227	44,555,890	102,994,008	290,672,068	513,880,055
Distributable earnings (accumulated loss)	(7,063,582)	10,286,814	(85,741,756)	(25,183,150)	(414,861,175)
Net Assets	$53,888,393	$54,842,704	$17,252,252	$265,488,918	$99,022,779

Net Assets
Class A Shares	$31,280,722	$13,179,012	$33,756	$75,319,149	$82,348,412
Class C Shares	–	–	–	425,254	–
Class R Shares	–	–	–	2,012,274	–
Institutional Class Shares	22,607,671	41,663,692	17,218,496	187,732,241	16,674,367
Total	$53,888,393	$54,842,704	$17,252,252	$265,488,918	$99,022,779

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	56

Statements of Assets and Liabilities (Unaudited) (concluded)

April 30, 2022

	abrdn Global Equity Impact Fund	abrdn Global Infrastructure Fund	abrdn International Real Estate Equity Fund	abrdn International Small Cap Fund	abrdn International Sustainable Leaders Fund
Shares Outstanding
Class A Shares	2,178,204	567,573	1,912	2,642,415	3,258,670
Class C Shares	–	–	–	16,890	–
Class R Shares	–	–	–	75,985	–
Institutional Class Shares	1,569,761	1,790,591	980,842	6,505,989	640,217
Total	3,747,965	2,358,164	982,754	9,241,279	3,898,887
Net asset value and redemption price per share
Class A Shares	$14.36	$23.22	$17.65	$28.50	$25.27
Class C Shares (a)	$–	$–	$–	$25.18	$–
Class R Shares	$–	$–	$–	$26.48	$–
Institutional Class Shares	$14.40	$23.27	$17.55	$28.86	$26.04
Maximum offering price per share (100%/(100% – maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$15.24	$24.64	$18.73	$30.24	$26.81
Maximum Sales Charge:
Class A Shares	5.75%	5.75%	5.75%	5.75%	5.75%

(a)  For Class C Shares, the redemption price per share is reduced by 1.00% for shares held less than one year.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

58	2022 Semi-Annual Report

Statements of Assets and Liabilities (Unaudited)

April 30, 2022

	abrdn Realty Income & Growth Fund	abrdn U.S. Small Cap Equity Fund	abrdn U.S. Sustainable Leaders Fund	abrdn U.S. Sustainable Leaders Smaller Companies Fund
Assets:
Investments, at value	$53,732,433	$877,779,764	$395,660,368	$18,383,899
Receivable for investments sold	–	2,193,597	482,109	–
Receivable for capital shares issued	5,455	808,887	22,561	969
Interest and dividends receivable	38,371	168,852	130,962	122
Receivable from Adviser	18,785	42,251	17,841	15,261
Prepaid expenses	–	62,655	31,938	42,187
Total assets	53,795,044	881,056,006	396,345,779	18,442,438
Liabilities:
Payable for investments purchased	–	1,071,821	–	–
Payable for capital shares redeemed	100,036	3,189,772	246,118	2,137
Accrued expenses and other payables:
Investment advisory fees	46,717	627,442	261,748	12,288
Printing fees	–	127,431	6,750	2,201
Distribution fees	1,162	55,062	57,989	3,726
Interest expense on line of credit	3,962	–	–	–
Sub-transfer agent and administrative services fees	2,889	91,674	22,329	817
Administration fees	3,037	61,511	27,920	1,311
Custodian fees	15,988	34,027	28,036	14,463
Audit fees	22,944	21,767	21,249	23,323
Fund accounting fees	2,578	50,329	22,001	850
Transfer agent fees	1,152	13,106	3,412	1,457
Legal fees	164	2,959	1,180	339
Other accrued expenses	15,123	45,185	27,649	14,858
Total liabilities	215,752	5,392,086	726,381	77,770
Net Assets	$53,579,292	$875,663,920	$395,619,398	$18,364,668
Cost:
Investments	$37,414,738	$976,565,931	$395,909,262	$20,952,258
Represented by:
Capital	$34,264,027	$902,136,003	$369,472,204	$20,319,089
Distributable earnings (accumulated loss)	19,315,265	(26,472,083)	26,147,194	(1,954,421)
Net Assets	$53,579,292	$875,663,920	$395,619,398	$18,364,668
Net Assets:
Class A Shares	$749,967	$120,681,386	$261,889,292	$9,723,222
Class C Shares	–	30,448,266	279,923	501,092
Class R Shares	–	3,917,875	–	2,448,534
Institutional Service Class Shares	–	32,283,682	122,591,180	375,474
Institutional Class Shares	52,829,325	688,332,711	10,859,003	5,316,346
Total	$53,579,292	$875,663,920	$395,619,398	$18,364,668

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	59

Statements of Assets and Liabilities (Unaudited) (concluded)

April 30, 2022

	abrdn Realty Income & Growth Fund	abrdn U.S. Small Cap Equity Fund	abrdn U.S. Sustainable Leaders Fund	abrdn U.S. Sustainable Leaders Smaller Companies Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	55,682	3,903,427	24,810,200	1,490,130
Class C Shares	–	1,312,138	36,697	553,894
Class R Shares	–	147,385	–	438,214
Institutional Service Class Shares	–	945,561	10,328,073	54,589
Institutional Class Shares	3,903,793	20,102,544	907,581	736,380
Total	3,959,475	26,411,055	36,082,551	3,273,207

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares	$13.47	$30.92	$10.56	$6.53
Class C Shares (a)	$–	$23.21	$7.63	$0.90
Class R Shares	$–	$26.58	$–	$5.59
Institutional Service Class Shares	$–	$34.14	$11.87	$6.88
Institutional Class Shares	$13.53	$34.24	$11.96	$7.22
Maximum offering price per share (100%/(100% – maximum
sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$14.29	$32.81	$11.20	$6.93
Maximum Sales Charge:
Class A Shares	5.75%	5.75%	5.75%	5.75%

(a)  For Class C Shares, the redemption price per share is reduced by 1.00% for shares held less than one year.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

60	2022 Semi-Annual Report

Statements of Operations (Unaudited)

For the Six-Month Period Ended April 30, 2022

	abrdn China A Share Equity Fund	abrdn Dynamic Dividend Fund	abrdn Emerging Markets ex-China Fund	abrdn Emerging Markets Fund	abrdn Emerging Markets Sustainable Leaders Fund
INVESTMENT INCOME:
Dividend income	$202,777	$3,894,712	$216,902	$40,517,450	$1,676,145
Interest income	587	501	122	11,652	31,954
Securities lending income, net	–	–	–	–	1,750
Foreign tax withholding (See Note 2(i) of the Notes to Financial Statements)	(5,683)	(1,422,382)	(20,616)	(4,915,564)	(237,752)
Total Income	197,681	2,472,831	196,408	35,613,538	1,472,097
EXPENSES:
Investment advisory fees	322,266	618,518	127,388	18,474,040	694,072
Trustee fees	3,126	4,794	1,103	172,397	7,244
Administration fees	30,331	49,481	11,323	1,642,137	69,407
Legal fees	3,658	5,547	1,280	203,411	8,507
Audit fees	18,475	18,305	18,475	19,515	18,475
Printing fees	3,349	4,133	2,761	80,114	7,861
Custodian fees	20,274	15,760	10,204	906,095	35,778
Transfer agent fees	15,363	18,961	22,396	305,612	58,584
Distribution fees Class A	20,167	6,129	31,966	120,167	24,001
Distribution fees Class C	16,525	–	912	43,694	4,089
Distribution fees Class R	9,744	–	2,101	304,126	11,891
Sub-transfer agent and administrative service fees Institutional Class	16,673	38,053	440	1,609,231	20,422
Sub-transfer agent and administrative service fees Class A	7,105	1,830	10,995	118,364	12,979
Sub-transfer agent and administrative service fees Class C	1,144	–	180	3,255	430
Sub-transfer agent and administrative service fees Class R	2,662	–	980	95,004	4,223
Sub-transfer agent and administrative service fees Institutional Service Class	424	–	154	349,386	26,685
Fund accounting fees	1,517	2,474	566	82,107	3,470
Registration and filing fees	42,823	16,864	31,473	85,522	33,587
Other	19,199	31,506	20,597	348,561	32,845
Total expenses before reimbursed/waived expenses	554,825	832,355	295,294	24,962,738	1,074,550
Interest expense (Note 10)	228	–	119	30,849	1,496
Total operating expenses before reimbursed/waived expenses	555,053	832,355	295,413	24,993,587	1,076,046
Expenses reimbursed	(122,852)	(53,040)	(83,692)	(1,379,893)	(36,334)
Net expenses	432,201	779,315	211,721	23,613,694	1,039,712
Net Investment Income/(Loss)	(234,520)	1,693,516	(15,313)	11,999,844	432,385
REALIZED/UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
Realized gain/(loss) on investment transactions	(3,862,864)	4,306,769	7,133,811	249,003,795	(3,379,092)
Realized gain/(loss) on forward foreign currency exchange contracts	–	165,054	–	–	–
Realized gain/(loss) on foreign currency transactions	2,151	(5,063)	(25,778)	(1,350,815)	(24,175)
Net realized gain/(loss) from investments and foreign currency transactions	(3,860,713)	4,466,760	7,108,033	247,652,980	(3,403,267)
Net change in unrealized appreciation/(depreciation) on investment transactions (including $0, $0, $23,950, $15,267,550 and $216,775 change in deferred capital gains tax, respectively)	(17,593,305)	(16,428,675)	(11,918,593)	(1,403,638,840)	(46,722,937)
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange rate contracts	–	110,598	–	–	–
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(1,003)	16,943	(2,587)	(288,373)	(56,723)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(17,594,308)	(16,301,134)	(11,921,180)	(1,403,927,213)	(46,779,660)
Net realized/unrealized (loss) from investments and foreign currency transactions	(21,455,021)	(11,834,374)	(4,813,147)	(1,156,274,233)	(50,182,927)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(21,689,541)	$(10,140,858)	$(4,828,460)	$(1,144,274,389)	$(49,750,542)

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	61

Statements of Operations (Unaudited) (continued)

For the Six-Month Period Ended April 30, 2022

	abrdn Global Equity Impact Fund	abrdn Global Infrastructure Fund	abrdn International Real Estate Equity Fund	abrdn International Small Cap Fund	abrdn International Sustainable Leaders Fund
INVESTMENT INCOME:
Dividend income	$412,369	$1,099,422	$280,374	$3,553,948	$811,166
Interest income	596	232	212	3,239	519
Foreign tax withholding	(24,295)	(117,558)	(23,775)	(186,889)	(106,719)
Total Income	388,670	982,096	256,811	3,370,298	704,966
EXPENSES:
Investment advisory fees	242,395	240,932	95,032	1,176,018	464,428
Trustee fees	13,571	2,165	745	11,188	25,834
Administration fees	20,175	22,676	7,602	120,153	38,429
Legal fees	181	2,492	875	12,611	895
Audit fees	18,828	20,216	19,795	19,512	18,828
Printing fees	28,142	3,385	2,983	9,368	51,187
Custodian fees	69,695	26,117	25,357	31,543	90,161
Transfer agent fees	23,910	12,079	9,769	43,844	34,206
Distribution fees Class A	45,799	16,744	46	121,184	126,951
Distribution fees Class C	–	–	–	2,496	–
Distribution fees Class R	–	–	–	5,534	–
Sub-transfer agent and administrative service fees Class A	22,803	5,090	46	52,491	71,890
Sub-transfer agent and administrative service fees Institutional Class	13,272	17,611	12,092	102,144	6,089
Sub-transfer agent and administrative service fees Class C	–	–	–	311	–
Sub-transfer agent and administrative service fees Class R	–	–	–	1,600	–
Fund accounting fees	–	1,134	380	6,008	–
Registration and filing fees	24,358	15,771	16,239	37,717	16,003
Other	21,141	15,118	15,036	35,488	29,331
Total expenses before reimbursed/waived expenses	544,270	401,530	205,997	1,789,210	974,232
Interest expense	147	–	195	–	27
Total operating expenses before reimbursed/waived expenses	544,417	401,530	206,192	1,789,210	974,259
Expenses reimbursed	(197,943)	(104,152)	(75,757)	(119,018)	(271,087)
Expenses waived by investment adviser	(333)	–	–	–	(651)
Total operating expenses	346,141	297,378	130,435	1,670,192	702,521
Net Investment Income	42,529	684,718	126,376	1,700,106	2,445
Realized gain/(loss) on investment transactions	2,773,159	2,558,617	(350,138)	(3,315,498)	1,568,167
Realized gain/(loss) on forward foreign currency exchange contracts	–	8,916	–	–	–
Realized gain/(loss) on foreign currency transactions	(20,059)	1,017	(2,077)	(44,929)	(20,473)
Net realized gain/(loss) from investments, futures, written options, credit default swaps, forward foreign currency exchange contracts and foreign currency transactions	2,753,100	2,568,550	(352,215)	(3,360,427)	1,547,694
Net change in unrealized appreciation/(depreciation) on investment transactions (including $21,579, $0, $0, $130,975 and $249,940 change in deferred capital gains tax, respectively)	(18,894,330)	(3,981,289)	(1,908,546)	(97,293,888)	(40,301,514)
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange rate contracts	–	4,093	–	–	–
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(6,877)	(1,282)	(4,594)	(16,122)	(2,713)
Net change in unrealized appreciation/(depreciation) from investments, futures, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	(18,901,207)	(3,978,478)	(1,913,140)	(97,310,010)	(40,304,227)
Net realized/unrealized (loss) from investments, futures, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	(16,148,107)	(1,409,928)	(2,265,355)	(100,670,437)	(38,756,533)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,105,578)	$(725,210)	$(2,138,979)	$(98,970,331)	$(38,754,088)

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

62	2022 Semi-Annual Report

Statements of Operations (Unaudited) (concluded)

For the Six-Month Period Ended April 30, 2022

	abrdn Realty Income & Growth Fund	abrdn U.S. Small Cap Equity Fund	abrdn U.S. Sustainable Leaders Fund	abrdn U.S. Sustainable Leaders Smaller Companies Fund
INVESTMENT INCOME:
Dividend income	$817,437	$3,556,954	$1,863,370	$77,468
Interest income	400	6,748	2,398	266
Foreign tax withholding	–	(99,039)	(54,731)	(2,639)
Total Income	817,837	3,464,663	1,811,037	75,095
EXPENSES:
Investment advisory fees	279,967	4,312,923	1,732,253	75,815
Trustee fees	2,121	40,273	17,550	728
Administration fees	22,397	423,854	184,948	8,087
Legal fees	2,455	47,591	20,621	3,076
Audit fees	19,284	18,475	17,957	20,031
Printing fees	2,659	26,963	7,339	2,131
Custodian fees	7,279	15,399	18,981	6,084
Transfer agent fees	11,013	85,868	86,648	11,951
Distribution fees Class A	1,192	187,934	382,902	13,234
Distribution fees Class C	–	191,697	1,566	3,317
Distribution fees Class R	–	12,123	–	7,218
Sub-transfer agent and administrative service fees Institutional Class	18,142	369,513	4,045	3,468
Sub-transfer agent and administrative service fees Class A	289	87,662	65,783	3,808
Sub-transfer agent and administrative service fees Class C	–	15,656	221	237
Sub-transfer agent and administrative service fees Class R	–	3,869	–	2,169
Sub-transfer agent and administrative service fees Institutional Service Class	–	26,305	47,897	250
Fund accounting fees	1,120	21,193	9,247	404
Registration and filing fees	15,121	51,905	28,662	32,202
Other	12,908	76,152	38,166	10,790
Total expenses before reimbursed/waived expenses	395,947	6,015,355	2,664,786	205,000
Interest expense (Note 10)	82	1,064	408	–
Total operating expenses before reimbursed/waived expenses	396,029	6,016,419	2,665,194	205,000
Expenses reimbursed	(114,788)	(283,270)	(85,978)	(84,027)
Net expenses	281,241	5,733,149	2,579,216	120,973
Net Investment Income/(Loss)	536,596	(2,268,486)	(768,179)	(45,878)
REALIZED/UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
Realized gain on investment transactions	2,847,652	78,945,303	27,145,746	682,055
Realized gain/(loss) on foreign currency transactions	–	31,958	18,651	2,008
Net realized gain from investments and foreign currency transactions	2,847,652	78,977,261	27,164,397	684,063
Net change in unrealized appreciation/(depreciation) on investment transactions	(4,184,911)	(326,745,085)	(117,281,856)	(5,899,216)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(4,184,911)	(326,745,085)	(117,281,856)	(5,899,216)
Net realized/unrealized (loss) from investments and foreign currency transactions	(1,337,259)	(247,767,824)	(90,117,459)	(5,215,153)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(800,663)	$(250,036,310)	$(90,885,638)	$(5,261,031)

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	63

Statements of Changes in Net Assets

	abrdn China A Share Equity Fund		abrdn Dynamic Dividend Fund		abrdn Emerging Markets ex-China Fund
	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income/(loss)	$(234,520)	$54,912	$1,693,516	$6,597,742	$(15,313)	$(103,384)
Net realized gain/(loss) from investments and foreign currency transactions	(3,860,713)	2,204,301	4,466,760	5,325,250	7,108,033	4,488,279
Net change in unrealized appreciation/ (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(17,594,308)	(3,858,510)	(16,301,134)	24,012,917	(11,921,180)	4,728,633
Changes in net assets resulting from operations	(21,689,541)	(1,599,297)	(10,140,858)	35,935,909	(4,828,460)	9,113,528
Distributions to Shareholders From:
Distributable earnings:
Class A	(454,659)	(187,758)	(131,397)	(246,233)	(2,940,025)	–
Class C	(99,787)	(30,331)	–	–	(22,504)	–
Class R	(119,125)	(60,627)	–	–	(100,452)	–
Institutional Service Class	(23,223)	(10,077)	–	–	(35,904)	–
Institutional Class	(1,556,884)	(227,834)	(3,329,821)	(6,307,092)	(161,867)	–
Change in net assets from shareholder distributions	(2,253,678)	(516,627)	(3,461,218)	(6,553,325)	(3,260,752)	–
Change in net assets from capital transactions	(12,437,126)	69,942,065	(1,242,881)	(5,465,206)	1,801,434	(3,492,261)
Change in net assets	(36,380,345)	67,826,141	(14,844,957)	23,917,378	(6,287,778)	5,621,267
Net Assets:
Beginning of period	88,073,458	20,247,317	128,152,027	104,234,649	30,837,998	25,216,731
End of period	$51,693,113	$88,073,458	$113,307,070	$128,152,027	$24,550,220	$30,837,998

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

64	2022 Semi-Annual Report

Statements of Changes in Net Assets (continued)

	abrdn China A Share Equity Fund		abrdn Dynamic Dividend Fund		abrdn Emerging Markets ex-China Fund
	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$2,173,736	$13,943,316	$288,546	$533,059	$267,815	$420,868
Dividends reinvested	376,768	148,240	93,602	173,000	2,746,115	–
Cost of shares redeemed	(2,838,019)	(7,236,721)	(230,928)	(731,898)	(1,348,021)	(3,223,417)
Total Class A	(287,515)	6,854,835	151,220	(25,839)	1,665,909	(2,802,549)
Class C Shares
Proceeds from shares issued	240,693	4,436,043	–	–	1,500	200
Dividends reinvested	99,579	29,772	–	–	22,485	–
Cost of shares redeemed	(792,760)	(1,132,154)	–	–	(10,728)	(76,825)
Total Class C	(452,488)	3,333,661	–	–	13,257	(76,625)
Class R Shares
Proceeds from shares issued	421,153	4,143,882	–	–	68,517	178,224
Dividends reinvested	119,125	60,456	–	–	98,734	–
Cost of shares redeemed	(958,135)	(3,125,168)	–	–	(78,853)	(466,581)
Total Class R	(417,857)	1,079,170	–	–	88,398	(288,357)
Institutional Service Class Shares
Proceeds from shares issued	26,515	343,114	–	–	–	30
Dividends reinvested	23,119	10,017	–	–	35,904	–
Cost of shares redeemed	(249,812)	(93,518)	–	–	(34,003)	(1,527)
Total Institutional Service Class	(200,178)	259,613	–	–	1,901	(1,497)
Institutional Class Shares
Proceeds from shares issued	16,879,144	91,638,132	2,986,620	5,950,144	93,396	382,098
Dividends reinvested	1,523,305	226,673	2,825,152	5,323,147	154,472	–
Cost of shares redeemed	(29,481,537)	(33,450,019)	(7,205,873)	(16,712,658)	(215,899)	(705,331)
Total Institutional Class	(11,079,088)	58,414,786	(1,394,101)	(5,439,367)	31,969	(323,233)
Change in net assets from capital transactions:	$(12,437,126)	$69,942,065	$(1,242,881)	$(5,465,206)	$1,801,434	$(3,492,261)

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	65

Statements of Changes in Net Assets (concluded)

	abrdn China A Share Equity Fund		abrdn Dynamic Dividend Fund		abrdn Emerging Markets ex-China Fund
	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued	65,861	355,589	62,157	119,625	16,693	25,756
Reinvested	10,460	3,997	20,118	37,880	167,039	–
Redeemed	(85,594)	(191,423)	(50,584)	(159,465)	(84,264)	(194,582)
Total Class A Shares	(9,273)	168,163	31,691	(1,960)	99,468	(168,826)
Class C Shares
Issued	7,498	119,782	–	–	107	13
Reinvested	2,941	847	–	–	1,499	–
Redeemed	(29,388)	(32,587)	–	–	(798)	(5,132)
Total Class C Shares	(18,949)	88,042	–	–	808	(5,119)
Class R Shares
Issued	12,814	111,825	–	–	4,685	11,483
Reinvested	3,406	1,672	–	–	6,395	–
Redeemed	(29,847)	(86,546)	–	–	(5,392)	(30,516)
Total Class R Shares	(13,627)	26,951	–	–	5,688	(19,033)
Institutional Service Class Shares
Issued	732	8,659	–	–	–	1
Reinvested	637	268	–	–	2,141	–
Redeemed	(7,971)	(2,452)	–	–	(2,027)	(94)
Total Institutional Service Class Shares	(6,602)	6,475	–	–	114	(93)
Institutional Class Shares
Issued	486,013	2,343,579	644,372	1,290,323	5,975	23,033
Reinvested	41,746	6,051	606,815	1,164,900	9,334	–
Redeemed	(904,868)	(916,518)	(1,547,171)	(3,696,031)	(13,120)	(42,843)
Total Institutional Class Shares	(377,109)	1,433,112	(295,984)	(1,240,808)	2,189	(19,810)
Total change in shares:	(425,560)	1,722,743	(264,293)	(1,242,768)	108,267	(212,881)

Amounts listed as "–" are 0 or round to 0.

See accompanying Notes to Financial Statements.

66	2022 Semi-Annual Report

Statements of Changes in Net Assets

	abrdn Emerging Markets Fund		abrdn Emerging Markets Sustainable Leaders Fund		abrdn Global Equity Impact Fund
	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$11,999,844	$33,838,906	$432,385	$844,212	$42,529	$68,336
Net realized gain/(loss) from investments and foreign currency transactions	247,652,980	544,170,322	(3,403,267)	72,178,595	2,753,100	6,480,101
Net change in unrealized appreciation/ (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(1,403,927,213)	252,663,788	(46,779,660)	(33,797,673)	(18,901,207)	17,354,940
Changes in net assets resulting from operations	(1,144,274,389)	830,673,016	(49,750,542)	39,225,134	(16,105,578)	23,903,377
Distributions to Shareholders From:
Distributable earnings:
Class A	(10,450,111)	(840,787)	(4,773,694)	(3,298)	(10,881)	(139,504)
Class C	(982,396)	(95,512)	(230,068)	–	–	–
Class R	(13,100,936)	(929,422)	(1,308,584)	–	–	–
Institutional Service Class	(43,720,503)	(3,669,233)	(18,601,335)	(243,818)	–	–
Institutional Class	(397,648,558)	(36,648,250)	(15,010,365)	(207,630)	(22,288)	(214,903)
Change in net assets from shareholder distributions	(465,902,504)	(42,183,204)	(39,924,046)	(454,746)	(33,169)	(354,407)
Change in net assets from capital transactions	(58,428,143)	123,609,123	11,703,607	(39,743,964)	(5,343,412)	(8,197,775)
Change in net assets	(1,668,605,036)	912,098,935	(77,970,981)	(973,576)	(21,482,159)	15,351,195
Net Assets:
Beginning of period	4,921,452,919	4,009,353,984	216,399,633	217,373,209	75,370,552	60,019,357
End of period	$3,252,847,883	$4,921,452,919	$138,428,652	$216,399,633	$53,888,393	$75,370,552

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	67

Statements of Changes in Net Assets (continued)

	abrdn Emerging Markets Fund		abrdn Emerging Markets Sustainable Leaders Fund		abrdn Global Equity Impact Fund
	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$14,167,392	$44,072,988	$1,149,099	$3,287,050	$958,663	$3,242,022
Dividends reinvested	7,804,763	582,889	4,278,213	2,916	10,348	136,271
Cost of shares redeemed	(22,053,645)	(57,713,958)	(4,166,979)	(5,020,426)	(3,443,707)	(5,364,495)
Total Class A	(81,490)	(13,058,081)	1,260,333	(1,730,460)	(2,474,696)	(1,986,202)
Class C Shares
Proceeds from shares issued	204,706	1,441,890	–	79,312	–	–
Dividends reinvested	783,716	77,269	230,068	–	–	–
Cost of shares redeemed	(1,598,998)	(4,997,733)	(498,486)	(1,871,902)	–	–
Total Class C	(610,576)	(3,478,574)	(268,418)	(1,792,590)	–	–
Class R Shares
Proceeds from shares issued	10,004,119	11,577,172	379,367	3,183,934	–	–
Dividends reinvested	13,078,200	926,091	1,306,259	–	–	–
Cost of shares redeemed	(2,412,793)	(15,143,748)	(2,319,660)	(854,393)	–	–
Total Class R	20,669,526	(2,640,485)	(634,034)	2,329,541	–	–
Institutional Service Class Shares
Proceeds from shares issued	465,668,495	70,197,666	511,556	4,136,896	–	–
Dividends reinvested	43,708,321	3,668,031	17,726,195	230,323	–	–
Cost of shares redeemed	(268,556,422)	(32,891,462)	(6,102,843)	(9,685,115)	–	–
Total Institutional Service Class	240,820,394	40,974,235	12,134,908	(5,317,896)	–	–
Institutional Class Shares
Proceeds from shares issued	389,256,176	1,310,442,243	5,371,953	56,283,383	221,277	604,566
Dividends reinvested	292,773,343	27,712,844	14,948,995	206,400	19,988	195,614
Cost of shares redeemed	(1,001,255,516)	(1,236,343,059)	(21,110,130)	(89,722,342)	(3,109,981)	(7,011,753)
Total Institutional Class	(319,225,997)	101,812,028	(789,182)	(33,232,559)	(2,868,716)	(6,211,573)
Change in net assets from capital transactions:	$(58,428,143)	$123,609,123	$11,703,607	$(39,743,964)	$(5,343,412)	$(8,197,775)

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

68	2022 Semi-Annual Report

Statements of Changes in Net Assets (concluded)

	abrdn Emerging Markets Fund		abrdn Emerging Markets Sustainable Leaders Fund		abrdn Global Equity Impact Fund
	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued	863,830	2,135,263	77,811	171,270	58,200	206,363
Reinvested	460,186	29,999	314,575	161	593	8,912
Redeemed	(1,272,305)	(2,802,093)	(295,557)	(262,985)	(214,811)	(329,366)
Total Class A Shares	51,711	(636,831)	96,829	(91,554)	(156,018)	(114,091)
Class C Shares
Issued	12,230	69,251	–	4,498	–	–
Reinvested	46,845	4,008	18,509	–	–	–
Redeemed	(97,626)	(244,367)	(40,974)	(103,046)	–	–
Total Class C Shares	(38,551)	(171,108)	(22,465)	(98,548)	–	–
Class R Shares
Issued	632,219	570,983	29,173	173,550	–	–
Reinvested	782,189	48,234	102,693	–	–	–
Redeemed	(145,326)	(746,651)	(199,848)	(47,386)	–	–
Total Class R Shares	1,269,082	(127,434)	(67,982)	126,164	–	–
Institutional Service Class Shares
Issued	31,497,581	3,428,774	36,839	207,050	–	–
Reinvested	2,572,591	188,297	1,267,062	12,443	–	–
Redeemed	(17,949,545)	(1,616,390)	(422,852)	(498,200)	–	–
Total Institutional Service Class Shares	16,120,627	2,000,681	881,049	(278,707)	–	–
Institutional Class Shares
Issued	23,365,634	62,992,325	366,613	2,828,408	13,412	36,993
Reinvested	17,171,457	1,418,989	1,062,473	11,097	1,142	12,794
Redeemed	(60,599,603)	(60,646,610)	(1,247,239)	(4,765,341)	(192,692)	(414,603)
Total Institutional Class Shares	(20,062,512)	3,764,704	181,847	(1,925,836)	(178,138)	(364,816)
Total change in shares:	(2,659,643)	4,830,012	1,069,278	(2,268,481)	(334,156)	(478,907)

Amounts listed as "–" are 0 or round to 0.

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	69

Statements of Changes in Net Assets

	abrdn Global Infrastructure Fund		abrdn International Real Estate Equity Fund		abrdn International Small Cap Fund
	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income/(loss)	$684,718	$1,149,222	$126,376	$441,963	$1,700,106	$(737,373)
Net realized gain/(loss) from investments and foreign currency transactions	2,568,550	2,315,989	(352,215)	1,188,269	(3,360,427)	24,053,691
Net change in unrealized appreciation/ (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(3,978,478)	9,547,124	(1,913,140)	2,064,797	(97,310,010)	45,444,052
Changes in net assets resulting from operations	(725,210)	13,012,335	(2,138,979)	3,695,029	(98,970,331)	68,760,370
Distributions to Shareholders From:
Distributable earnings:
Class A	(352,710)	(357,482)	(1,497)	(447)	(7,629,460)	–
Class C	–	–	–	–	(43,299)	–
Class R	–	–	–	–	(178,327)	–
Institutional Class	(1,180,476)	(1,335,765)	(796,185)	(772,267)	(14,015,543)	–
Change in net assets from shareholder distributions	(1,533,186)	(1,693,247)	(797,682)	(772,714)	(21,866,629)	–
Change in net assets from capital transactions	(1,202,378)	5,138,930	(1,010,149)	(2,314,278)	79,578,733	98,893,077
Change in net assets	(3,460,774)	16,458,018	(3,946,810)	608,037	(41,258,227)	167,653,447
Net Assets:
Beginning of period	58,303,478	41,845,460	21,199,062	20,591,025	306,747,145	139,093,698
End of period	$54,842,704	$58,303,478	$17,252,252	$21,199,062	$265,488,918	$306,747,145

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

70	2022 Semi-Annual Report

Statements of Changes in Net Assets (continued)

	abrdn Global Infrastructure Fund		abrdn International Real Estate Equity Fund		abrdn International Small Cap Fund
	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,302,094	$3,399,084	$1,811	$17,982	$8,324,944	$35,856,728
Dividends reinvested	294,785	291,973	993	259	7,350,418	–
Cost of shares redeemed	(1,101,032)	(2,176,253)	(2,529)	(3,899)	(13,529,996)	(49,254,721)
Total Class A	495,847	1,514,804	275	14,342	2,145,366	(13,397,993)
Class C Shares
Proceeds from shares issued	–	–	–	–	38,286	161,335
Dividends reinvested	–	–	–	–	43,299	–
Cost of shares redeemed	–	–	–	–	(8,507)	(356,629)
Total Class C	–	–	–	–	73,078	(195,294)
Class R Shares
Proceeds from shares issued	–	–	–	–	516,559	726,609
Dividends reinvested	–	–	–	–	178,046	–
Cost of shares redeemed	–	–	–	–	(302,134)	(548,023)
Total Class R	–	–	–	–	392,471	178,586
Institutional Class Shares
Proceeds from shares issued	1,118,335	9,837,291	55,589	103,706	105,537,581	132,013,360
Dividends reinvested	1,162,325	1,312,012	767,767	750,678	13,937,907	–
Cost of shares redeemed	(3,978,885)	(7,525,177)	(1,833,780)	(3,183,004)	(42,507,670)	(19,705,582)
Total Institutional Class	(1,698,225)	3,624,126	(1,010,424)	(2,328,620)	76,967,818	112,307,778
Change in net assets from capital transactions:	$(1,202,378)	$5,138,930	$(1,010,149)	$(2,314,278)	$79,578,733	$98,893,077

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	71

Statements of Changes in Net Assets (concluded)

	abrdn Global Infrastructure Fund		abrdn International Real Estate Equity Fund		abrdn International Small Cap Fund
	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued	54,349	143,830	99	883	221,376	973,407
Reinvested	12,466	12,790	52	13	192,470	–
Redeemed	(46,322)	(93,312)	(136)	(195)	(401,803)	(1,343,639)
Total Class A Shares	20,493	63,308	15	701	12,043	(370,232)
Class C Shares
Issued	–	–	–	–	1,189	4,708
Reinvested	–	–	–	–	1,281	–
Redeemed	–	–	–	–	(253)	(10,448)
Total Class C Shares	–	–	–	–	2,217	(5,740)
Class R Shares
Issued	–	–	–	–	16,462	20,419
Reinvested	–	–	–	–	5,013	–
Redeemed	–	–	–	–	(8,903)	(15,252)
Total Class R Shares	–	–	–	–	12,572	5,167
Institutional Class Shares
Issued	46,576	417,957	2,909	5,034	2,982,318	3,426,460
Reinvested	49,066	57,376	40,345	39,077	360,992	–
Redeemed	(166,252)	(327,354)	(94,947)	(157,574)	(1,269,306)	(520,211)
Total Institutional Class Shares	(70,610)	147,979	(51,693)	(113,463)	2,074,004	2,906,249
Total change in shares:	(50,117)	211,287	(51,678)	(112,762)	2,100,836	2,535,444

Amounts listed as "–" are 0 or round to 0.

See accompanying Notes to Financial Statements.

72	2022 Semi-Annual Report

Statements of Changes in Net Assets

	abrdn International Sustainable Leaders Fund		abrdn Realty Income & Growth Fund		abrdn U.S. Small Cap Equity Fund
	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income/(loss)	$2,445	$(448,882)	$536,596	$535,640	$(2,268,486)	$(3,170,915)
Net realized gain from investments, futures, written options, credit default swaps, forward foreign currency exchange contracts and foreign currency transactions	1,547,694	33,560,115	2,847,652	7,737,328	78,977,261	254,359,887
Net change in unrealized appreciation/ (depreciation) on investments, futures, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	(40,304,227)	6,867,462	(4,184,911)	10,847,684	(326,745,085)	172,320,085
Changes in net assets resulting from operations	(38,754,088)	39,978,695	(800,663)	19,120,652	(250,036,310)	423,509,057
Distributions to Shareholders From:
Distributable earnings:
Class A	–	(712,615)	(137,569)	(132,211)	(33,412,568)	(8,820,880)
Class C	–	–	–	–	(10,627,887)	(3,106,149)
Class R	–	–	–	–	(1,193,211)	(263,620)
Institutional Service Class	–	–	–	–	(7,641,334)	(2,057,615)
Institutional Class	–	(218,647)	(7,369,818)	(6,158,978)	(170,135,539)	(35,151,160)
Change in net assets from shareholder distributions	–	(931,262)	(7,507,387)	(6,291,189)	(223,010,539)	(49,399,424)
Change in net assets from capital transactions	(7,555,616)	(14,542,170)	4,203,924	(3,351,392)	152,863,677	88,369,619
Change in net assets	(46,309,704)	24,505,263	(4,104,126)	9,478,071	(320,183,172)	462,479,252
Net Assets:
Beginning of period	145,332,483	120,827,220	57,683,418	48,205,347	1,195,847,092	733,367,840
End of period	$99,022,779	$145,332,483	$53,579,292	$57,683,418	$875,663,920	$1,195,847,092

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	73

Statements of Changes in Net Assets (continued)

	abrdn International Sustainable Leaders Fund		abrdn Realty Income & Growth Fund		abrdn U.S. Small Cap Equity Fund
	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$421,437	$1,159,778	$142,312	$242,415	$13,210,261	$23,006,316
Dividends reinvested	–	697,660	121,584	118,055	26,361,790	7,112,684
Cost of shares redeemed	(5,896,375)	(15,087,013)	(461,122)	(1,560,020)	(22,987,662)	(40,856,034)
Total Class A	(5,474,938)	(13,229,575)	(197,226)	(1,199,550)	16,584,389	(10,737,034)
Class C Shares
Proceeds from shares issued	–	–	–	–	1,619,904	3,386,802
Dividends reinvested	–	–	–	–	9,893,910	2,630,798
Cost of shares redeemed	–	–	–	–	(5,612,477)	(13,933,885)
Total Class C	–	–	–	–	5,901,337	(7,916,285)
Class R Shares
Proceeds from shares issued	–	–	–	–	253,576	1,023,812
Dividends reinvested	–	–	–	–	1,152,789	246,182
Cost of shares redeemed	–	–	–	–	(543,309)	(1,069,593)
Total Class R	–	–	–	–	863,056	200,401
Institutional Service Class Shares
Proceeds from shares issued	–	–	–	–	3,897,086	6,191,761
Dividends reinvested	–	–	–	–	7,333,017	1,986,418
Cost of shares redeemed	–	–	–	–	(3,950,281)	(12,716,020)
Total Institutional Service Class	–	–	–	–	7,279,822	(4,537,841)
Institutional Class Shares
Proceeds from shares issued	310,992	1,133,183	768,799	1,558,600	158,290,953	291,313,162
Dividends reinvested	–	207,612	7,189,205	5,990,413	142,349,678	29,290,180
Cost of shares redeemed	(2,391,670)	(2,653,390)	(3,556,854)	(9,700,855)	(178,405,558)	(209,242,964)
Total Institutional Class	(2,080,678)	(1,312,595)	4,401,150	(2,151,842)	122,235,073	111,360,378
Change in net assets from capital transactions:	$(7,555,616)	$(14,542,170)	$4,203,924	$(3,351,392)	$152,863,677	$88,369,619

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

74	2022 Semi-Annual Report

Statements of Changes in Net Assets (concluded)

	abrdn International Sustainable Leaders Fund		abrdn Realty Income & Growth Fund		abrdn U.S. Small Cap Equity Fund
	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued	13,913	35,557	10,116	17,991	333,386	538,007
Reinvested	–	23,040	8,487	9,766	674,560	185,082
Redeemed	(192,945)	(469,556)	(32,450)	(117,101)	(593,701)	(950,207)
Total Class A Shares	(179,032)	(410,959)	(13,847)	(89,344)	414,245	(227,118)
Class C Shares
Issued	–	–	–	–	54,501	100,138
Reinvested	–	–	–	–	336,528	84,809
Redeemed	–	–	–	–	(192,020)	(404,364)
Total Class C Shares	–	–	–	–	199,009	(219,417)
Class R Shares
Issued	–	–	–	–	7,308	26,643
Reinvested	–	–	–	–	34,268	7,188
Redeemed	–	–	–	–	(16,901)	(29,099)
Total Class R Shares	–	–	–	–	24,675	4,732
Institutional Service Class Shares
Issued	–	–	–	–	96,573	131,919
Reinvested	–	–	–	–	170,021	47,854
Redeemed	–	–	–	–	(95,803)	(279,784)
Total Institutional Service Class Shares	–	–	–	–	170,791	(100,011)
Institutional Class Shares
Issued	10,331	33,788	51,024	112,658	3,809,356	6,279,695
Reinvested	–	6,676	499,504	492,542	3,292,845	704,938
Redeemed	(72,443)	(81,282)	(242,651)	(726,895)	(4,331,391)	(4,532,758)
Total Institutional Class Shares	(62,112)	(40,818)	307,877	(121,695)	2,770,810	2,451,875
Total change in shares:	(241,144)	(451,777)	294,030	(211,039)	3,579,530	1,910,061

Amounts listed as "–" are 0 or round to 0.

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	75

Statements of Changes in Net Assets

	abrdn U.S. Sustainable Leaders Fund		abrdn U.S. Sustainable Leaders Smaller Companies Fund
	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment loss	$(768,179)	$(1,201,535)	$(45,878)	$(70,825)
Net realized gain from investments and foreign currency transactions	27,164,397	131,925,314	684,063	6,101,911
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(117,281,856)	27,391,542	(5,899,216)	813,341
Changes in net assets resulting from operations	(90,885,638)	158,115,321	(5,261,031)	6,844,427
Distributions to Shareholders From:
Distributable earnings:
Class A	(86,439,173)	(32,838,262)	(2,703,472)	(901,851)
Class C	(101,349)	(162,943)	(181,578)	(230,092)
Class R	–	–	(775,300)	(271,918)
Institutional Service Class	(36,416,872)	(13,939,695)	(115,420)	(32,120)
Institutional Class	(3,524,570)	(1,285,641)	(1,464,436)	(382,181)
Change in net assets from shareholder distributions	(126,481,964)	(48,226,541)	(5,240,206)	(1,818,162)
Change in net assets from capital transactions	93,486,395	10,897,865	9,440,047	509,577
Change in net assets	(123,881,207)	120,786,645	(1,061,190)	5,535,842
Net Assets:
Beginning of period	519,500,605	398,713,960	19,425,858	13,890,016
End of period	$395,619,398	$519,500,605	$18,364,668	$19,425,858

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

76	2022 Semi-Annual Report

Statements of Changes in Net Assets (continued)

	abrdn U.S. Sustainable Leaders Fund		abrdn U.S. Sustainable Leaders Smaller Companies Fund
	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$2,284,332	$3,192,815	$4,504,508	$810,347
Dividends reinvested	79,023,829	29,872,297	2,304,020	763,859
Cost of shares redeemed	(18,347,567)	(24,314,645)	(1,678,873)	(1,960,220)
Total Class A	62,960,594	8,750,467	5,129,655	(386,014)
Class C Shares
Proceeds from shares issued	43,961	19,828	619,618	92,440
Dividends reinvested	101,349	157,978	168,111	227,027
Cost of shares redeemed	(26,679)	(1,113,057)	(543,841)	(210,112)
Total Class C	118,631	(935,251)	243,888	109,355
Class R Shares
Proceeds from shares issued	–	–	496,027	563,910
Dividends reinvested	–	–	775,300	271,918
Cost of shares redeemed	–	–	(389,639)	(465,547)
Total Class R	–	–	881,688	370,281
Institutional Service Class Shares
Proceeds from shares issued	524,056	1,380,446	719,182	85,854
Dividends reinvested	35,857,287	13,645,836	115,420	32,120
Cost of shares redeemed	(7,965,392)	(12,669,731)	(364,393)	(367,340)
Total Institutional Service Class	28,415,951	2,356,551	470,209	(249,366)
Institutional Class Shares
Proceeds from shares issued	1,340,234	2,316,376	2,758,569	1,040,176
Dividends reinvested	3,445,850	1,257,892	1,429,154	369,548
Cost of shares redeemed	(2,794,865)	(2,848,170)	(1,473,116)	(744,403)
Total Institutional Class	1,991,219	726,098	2,714,607	665,321
Change in net assets from capital transactions:	$93,486,395	$10,897,865	$9,440,047	$509,577

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	77

Statements of Changes in Net Assets (concluded)

	abrdn U.S. Sustainable Leaders Fund		abrdn U.S. Sustainable Leaders Smaller Companies Fund
	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued	179,462	213,509	532,533	81,901
Reinvested	6,125,878	2,159,963	272,343	88,205
Redeemed	(1,448,313)	(1,629,190)	(219,407)	(208,896)
Total Class A Shares	4,857,027	744,282	585,469	(38,790)
Class C Shares
Issued	4,632	1,518	509,730	66,551
Reinvested	10,839	14,271	142,467	190,779
Redeemed	(2,654)	(92,517)	(516,991)	(126,431)
Total Class C Shares	12,817	(76,728)	135,206	130,899
Class R Shares
Issued	–	–	64,480	66,118
Reinvested	–	–	106,938	36,401
Redeemed	–	–	(54,989)	(56,150)
Total Class R Shares	–	–	116,429	46,369
Institutional Service Class Shares
Issued	35,556	87,358	76,097	8,071
Reinvested	2,472,916	905,497	12,954	3,526
Redeemed	(564,627)	(775,538)	(48,080)	(38,207)
Total Institutional Service Class Shares	1,943,845	217,317	40,971	(26,610)
Institutional Class Shares
Issued	89,649	139,481	297,839	93,140
Reinvested	235,856	83,029	152,851	38,859
Redeemed	(203,851)	(170,668)	(167,359)	(72,045)
Total Institutional Class Shares	121,654	51,842	283,331	59,954
Total change in shares:	6,935,343	936,713	1,161,406	171,822

Amounts listed as "–" are 0 or round to 0.

See accompanying Notes to Financial Statements.

78	2022 Semi-Annual Report

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated

abrdn China A Share Equity Fund

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2022*	$ 37.76	$ (0.13)	$ (9.55)	$ (9.68)	$ –	$ (0.94)	$ (0.94)	$ 27.14
Year Ended October 31, 2021	33.90	(0.11)	4.50	4.39	–	(0.53)	(0.53)	37.76
Year Ended October 31, 2020	25.61	0.08	9.29	9.37	– (i)	(1.08)	(1.08)	33.90
Year Ended October 31, 2019	19.86	0.07	5.72	5.79	(0.04)	–	(0.04)	25.61
Year Ended October 31, 2018	22.48	0.06	(2.45)	(2.39)	(0.23)	–	(0.23)	19.86
Year Ended October 31, 2017	18.46	0.20	4.02	4.22	(0.20)	–	(0.20)	22.48
Class C Shares
Six Months Ended April 30, 2022*	35.58	(0.23)	(8.96)	(9.19)	–	(0.94)	(0.94)	25.45
Year Ended October 31, 2021	32.18	(0.31)	4.24	3.93	–	(0.53)	(0.53)	35.58
Year Ended October 31, 2020	24.52	(0.09)	8.83	8.74	–	(1.08)	(1.08)	32.18
Year Ended October 31, 2019	19.12	(0.21)	5.61	5.40	–	–	–	24.52
Year Ended October 31, 2018	21.59	(0.09)	(2.35)	(2.44)	(0.03)	–	(0.03)	19.12
Year Ended October 31, 2017	17.64	0.03	3.92	3.95	–	–	–	21.59
Class R Shares
Six Months Ended April 30, 2022*	36.71	(0.17)	(9.27)	(9.44)	–	(0.94)	(0.94)	26.33
Year Ended October 31, 2021	33.07	(0.23)	4.40	4.17	–	(0.53)	(0.53)	36.71
Year Ended October 31, 2020	25.08	(0.06)	9.13	9.07	–	(1.08)	(1.08)	33.07
Year Ended October 31, 2019	19.48	0.02	5.58	5.60	–	–	–	25.08
Year Ended October 31, 2018	22.07	0.04	(2.46)	(2.42)	(0.17)	–	(0.17)	19.48
Year Ended October 31, 2017	18.13	0.15	3.94	4.09	(0.15)	–	(0.15)	22.07
Institutional Service Class Shares
Six Months Ended April 30, 2022*	38.05	(0.09)	(9.62)	(9.71)	(0.02)	(0.94)	(0.96)	27.38
Year Ended October 31, 2021	34.11	(0.04)	4.53	4.49	(0.02)	(0.53)	(0.55)	38.05
Year Ended October 31, 2020	25.75	0.15	9.34	9.49	(0.05)	(1.08)	(1.13)	34.11
Year Ended October 31, 2019	19.98	0.11	5.76	5.87	(0.10)	–	(0.10)	25.75
Year Ended October 31, 2018	22.62	0.11	(2.46)	(2.35)	(0.29)	–	(0.29)	19.98
Year Ended October 31, 2017	18.55	0.22	4.08	4.30	(0.23)	–	(0.23)	22.62
Institutional Class Shares
Six Months Ended April 30, 2022*	38.24	(0.08)	(9.66)	(9.74)	(0.03)	(0.94)	(0.97)	27.53
Year Ended October 31, 2021	34.26	0.12	4.43	4.55	(0.04)	(0.53)	(0.57)	38.24
Year Ended October 31, 2020	25.85	0.05	9.51	9.56	(0.07)	(1.08)	(1.15)	34.26
Year Ended October 31, 2019	20.03	0.26	5.64	5.90	(0.08)	–	(0.08)	25.85
Year Ended October 31, 2018	22.65	0.05	(2.38)	(2.33)	(0.29)	–	(0.29)	20.03
Year Ended October 31, 2017	18.58	0.19	4.13	4.32	(0.25)	–	(0.25)	22.65

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

80	2022 Semi-Annual Report

Financial Highlights (continued)

For a Share Outstanding Throughout the Periods Indicated

abrdn China A Share Equity Fund (concluded)

	Ratios/Supplemental Data

Total Return (b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

(26.25%)	$13,029	1.33%(g)	1.61%(g)	(0.78%)	11.98%
12.98%(h)	18,476	1.32%(g)	1.58%(g)	(0.28%)	45.21%
38.06%(h)	10,888	1.32%(g)	2.55%(g)	0.28%	56.48%
29.21%	8,685	1.60%(g)	3.19%(g)	0.30%	115.09%
(10.76%)	5,978	1.95%(g)	3.01%(g)	0.27%	26.13%
23.15%	7,492	1.97%(g)	3.04%(g)	0.98%	23.58%

(26.48%)	2,223	1.99%(g)	2.34%(g)	(1.45%)	11.98%
12.23%	3,782	1.99%(g)	2.33%(g)	(0.86%)	45.21%
37.13%	587	1.99%(g)	3.37%(g)	(0.37%)	56.48%
28.24%	839	2.38%(g)	3.99%(g)	(0.96%)	115.09%
(11.32%)	1,568	2.62%(g)	3.81%(g)	(0.42%)	26.13%
22.39%	2,437	2.62%(g)	3.83%(g)	0.14%	23.58%

(26.35%)	2,910	1.63%(g)	1.91%(g)	(1.07%)	11.98%
12.63%(h)	4,557	1.64%(g)	1.90%(g)	(0.62%)	45.21%
37.63%(h)	3,215	1.62%(g)	2.85%(g)	(0.23%)	56.48%
28.75%	2,682	1.92%(g)	3.52%(g)	0.07%	115.09%
(11.07%)	1,664	2.27%(g)	3.33%(g)	0.18%	26.13%
22.77%	1,851	2.31%(g)	3.38%(g)	0.74%	23.58%

(26.14%)	509	1.09%(g)	1.37%(g)	(0.56%)	11.98%
13.21%	959	1.08%(g)	1.34%(g)	(0.10%)	45.21%
38.37%	639	1.09%(g)	2.32%(g)	0.55%	56.48%
29.52%	543	1.40%(g)	2.96%(g)	0.45%	115.09%
(10.57%)	532	1.72%(g)	2.78%(g)	0.49%	26.13%
23.54%	620	1.71%(g)	2.78%(g)	1.12%	23.58%

(26.10%)	33,022	0.99%(g)	1.33%(g)	(0.48%)	11.98%
13.33%	60,300	0.99%(g)	1.33%(g)	0.32%	45.21%
38.55%	4,919	0.99%(g)	2.34%(g)	0.20%	56.48%
29.59%	1,336	1.16%(g)	2.97%(g)	1.09%	115.09%
(10.46%)	299	1.62%(g)	2.78%(g)	0.21%	26.13%
23.62%	927	1.62%(g)	2.78%(g)	0.94%	23.58%

(f)   Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(g)  Includes interest expense that amounts to less than 0.01%

(h)  The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.

(i)   Less than $0.005 per share.

2022 Semi-Annual Report	81

Financial Highlights (continued)

For a Share Outstanding Throughout the Periods Indicated

abrdn Dynamic Dividend Fund

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Invest- ments	Total from Invest- ment Activities	Net Invest- ment Income	Net Realized Gains	Tax Return of Capital		Total Distri- butions	Redemp- tion Fees		Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2022*	$ 4.74	$ 0.06	(f)	$ (0.45)	$ (0.39)	$ (0.11)	$ (0.01)	$ –		$ (0.12)	$ –		$ 4.23
Year Ended October 31, 2021	3.68	0.23	(f)	1.06	1.29	(0.23)	–	–		(0.23)	–		4.74
Year Ended October 31, 2020	3.99	0.20	(f)	(0.28)	(0.08)	(0.23)	–	–		(0.23)	–		3.68
Year Ended October 31, 2019	3.85	0.23	(f)	0.14	0.37	(0.23)	–	–		(0.23)	–		3.99
Year Ended October 31, 2018(h)	4.04	0.17	(f)	(0.13)	0.04	(0.23)	–	0.00	(i)	(0.23)	0.00	(i)	3.85
Year Ended October 31, 2017	3.49	0.22		0.56	0.78	(0.22)	–	(0.01)		(0.23)	0.00	(i)	4.04
Institutional Class Shares
Six Months Ended April 30, 2022*	4.74	0.06	(f)	(0.44)	(0.38)	(0.12)	(0.01)	–		(0.13)	–		4.23
Year Ended October 31, 2021	3.69	0.24	(f)	1.05	1.29	(0.24)	–	–		(0.24)	–		4.74
Year Ended October 31, 2020	4.00	0.21	(f)	(0.28)	(0.07)	(0.24)	–	–		(0.24)	–		3.69
Year Ended October 31, 2019	3.85	0.24	(f)	0.15	0.39	(0.24)	–	–		(0.24)	–		4.00
Year Ended October 31, 2018(h)	4.04	0.18	(f)	(0.13)	0.05	(0.24)	–	0.00	(i)	(0.24)	0.00	(i)	3.85
Year Ended October 31, 2017	3.49	0.22		0.57	0.79	(0.23)	–	(0.01)		(0.24)	0.00	(i)	4.04

*	Unaudited
(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

82	2022 Semi-Annual Report

Financial Highlights (continued)

For a Share Outstanding Throughout the Periods Indicated

abrdn Dynamic Dividend Fund (concluded)

	Ratios/Supplemental Data

Total Return (a)(b)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)	Ratio of Net Investment Income to Average Net Assets (c)	Portfolio Turnover (b)(e)

(8.37%)	$ 4,586	1.50%	1.60%	2.54%	31.23%
35.40%	4,986	1.50%	1.66%	5.03%	59.28%
(2.04%)(g)	3,885	1.50%	1.60%	5.20%	85.01%
10.02%(g)	4,399	1.50%	1.61%	6.00%	105.70%
0.79%	4,505	1.52%(j)	1.60%(j)	4.17%	66.16%
22.92%	3,379	1.54%(j)	1.58%(j)	6.14%	82.00%

(8.26%)	108,721	1.25%	1.34%	2.75%	31.23%
35.36%	123,166	1.25%	1.39%	5.26%	59.28%
(1.77%)	100,350	1.25%	1.35%	5.37%	85.01%
10.60%	122,197	1.25%	1.33%	6.21%	105.70%
1.02%	135,262	1.28%(j)	1.35%(j)	4.44%	66.16%
23.22%	160,696	1.29%(j)	1.33%(j)	5.95%	82.00%

(f)	Net investment income/(loss) is based on average shares outstanding during the period.
(g)	The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.
(h)	Beginning with the year ended October 31, 2018, the Fund has been audited by KPMG LLP. Previous years were audited by different independent registered public accounting firms.
(i)	Less than $0.005 per share.
(j)	Includes interest expense that amounts to 0.03%, and 0.04% for Class A and Institutional Class for the years ended October 31, 2018 and October 31, 2017, respectively.

2022 Semi-Annual Report	83

Financial Highlights (continued)

For a Share Outstanding Throughout the Periods Indicated

abrdn Emerging Markets ex-China Fund

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2022*	$ 18.17	$(0.01)	$(2.62)	$(2.63)	$ –	$(1.94)	$(1.94)	$13.60
Year Ended October 31, 2021	13.21	(0.06)	5.02	4.96	–	–	–	18.17
Year Ended October 31, 2020	12.87	(0.01)	0.77	0.76	(0.08)	(0.34)	(0.42)	13.21
Year Ended October 31, 2019	12.75	0.08	1.08	1.16	(0.09)	(0.95)	(1.04)	12.87
Year Ended October 31, 2018	14.66	0.09	(0.72)	(0.63)	(0.10)	(1.18)	(1.28)	12.75
Year Ended October 31, 2017	12.35	0.10	2.30	2.40	(0.09)	–	(0.09)	14.66
Class C Shares
Six Months Ended April 30, 2022*	16.77	(0.06)	(2.39)	(2.45)	–	(1.94)	(1.94)	12.38
Year Ended October 31, 2021	12.27	(0.15)	4.65	4.50	–	–	–	16.77
Year Ended October 31, 2020	11.98	(0.08)	0.71	0.63	–	(0.34)	(0.34)	12.27
Year Ended October 31, 2019	11.93	0.01	0.99	1.00	–	(0.95)	(0.95)	11.98
Year Ended October 31, 2018	13.78	– (i)	(0.67)	(0.67)	–	(1.18)	(1.18)	11.93
Year Ended October 31, 2017	11.65	0.01	2.18	2.19	(0.06)	–	(0.06)	13.78
Class R Shares
Six Months Ended April 30, 2022*	17.19	(0.04)	(2.45)	(2.49)	–	(1.94)	(1.94)	12.76
Year Ended October 31, 2021	12.54	(0.11)	4.76	4.65	–	–	–	17.19
Year Ended October 31, 2020	12.21	(0.05)	0.73	0.68	(0.01)	(0.34)	(0.35)	12.54
Year Ended October 31, 2019	12.15	0.03	1.01	1.04	(0.03)	(0.95)	(0.98)	12.21
Year Ended October 31, 2018	14.04	0.03	(0.68)	(0.65)	(0.06)	(1.18)	(1.24)	12.15
Year Ended October 31, 2017	11.88	0.04	2.22	2.26	(0.10)	–	(0.10)	14.04
Institutional Service Class Shares
Six Months Ended April 30, 2022*	18.49	0.01	(2.67)	(2.66)	–	(1.94)	(1.94)	13.89
Year Ended October 31, 2021	13.41	(0.02)	5.10	5.08	–	–	–	18.49
Year Ended October 31, 2020	13.05	0.02	0.80	0.82	(0.12)	(0.34)	(0.46)	13.41
Year Ended October 31, 2019	12.94	0.11	1.08	1.19	(0.13)	(0.95)	(1.08)	13.05
Year Ended October 31, 2018	14.87	0.13	(0.73)	(0.60)	(0.15)	(1.18)	(1.33)	12.94
Year Ended October 31, 2017	12.53	0.13	2.34	2.47	(0.13)	–	(0.13)	14.87
Institutional Class Shares
Six Months Ended April 30, 2022*	18.27	0.02	(2.64)	(2.62)	–	(1.94)	(1.94)	13.71
Year Ended October 31, 2021	13.24	– (i)	5.03	5.03	–	–	–	18.27
Year Ended October 31, 2020	12.88	0.03	0.79	0.82	(0.12)	(0.34)	(0.46)	13.24
Year Ended October 31, 2019	12.77	0.13	1.06	1.19	(0.13)	(0.95)	(1.08)	12.88
Year Ended October 31, 2018	14.69	0.14	(0.73)	(0.59)	(0.15)	(1.18)	(1.33)	12.77
Year Ended October 31, 2017	12.40	0.16	2.26	2.42	(0.13)	–	(0.13)	14.69

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

84	2022 Semi-Annual Report

Financial Highlights (continued)

For a Share Outstanding Throughout the Periods Indicated

abrdn Emerging Markets ex-China Fund (concluded)

		Ratios/Supplemental Data

Total Return (b)(c)		Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)		Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

(16.33%)		$ 22,177	1.50	%(g)	2.09	%(g)	(0.11%)	107.72%
37.55%		27,814	1.53%		2.17%		(0.35%)	21.98%
5.93	%(h)	22,455	1.53	%(g)	2.17	%(g)	(0.06%)	29.04%
10.40	%(h)	26,719	1.53	%(g)	2.07	%(g)	0.66%	32.68%
(4.97%)		27,530	1.53%		1.92%		0.67%	22.06%
19.58%		34,296	1.56	%(g)	1.68	%(g)	0.71%	24.98%

(16.64	%)(h)	154	2.16	%(g)	2.95	%(g)	(0.77%)	107.72%
36.67%		195	2.19%		3.03%		(1.01%)	21.98%
5.24%		205	2.19	%(g)	3.04	%(g)	(0.68%)	29.04%
9.62%		638	2.19	%(g)	2.95	%(g)	0.05%	32.68%
(5.53%)		1,713	2.19%		2.77%		0.02%	22.06%
18.85%		2,181	2.19	%(g)	2.51	%(g)	0.06%	24.98%

(16.46%)		743	1.90	%(g)	2.49	%(g)	(0.50%)	107.72%
37.08%		903	1.87%		2.51%		(0.69%)	21.98%
5.58%		898	1.91	%(g)	2.55	%(g)	(0.42%)	29.04%
9.83%		1,554	1.94	%(g)	2.48	%(g)	0.26%	32.68%
(5.27%)		2,120	1.94%		2.33%		0.26%	22.06%
19.15%		3,107	1.90	%(g)	2.02	%(g)	0.31%	24.98%

(16.20%)		259	1.26	%(g)	1.85	%(g)	0.11%	107.72%
37.88%		343	1.29%		1.93%		(0.12%)	21.98%
6.25%		250	1.29	%(g)	1.93	%(g)	0.18%	29.04%
10.56%		265	1.29	%(g)	1.83	%(g)	0.88%	32.68%
(4.65%)		460	1.26%		1.65%		0.94%	22.06%
19.97%		570	1.29	%(g)	1.41	%(g)	0.94%	24.98%

(16.17%)		1,218	1.16	%(g)	1.81	%(g)	0.22%	107.72%
37.99%		1,583	1.19%		1.88%		(0.02%)	21.98%
6.39%		1,409	1.19	%(g)	1.88	%(g)	0.27%	29.04%
10.71%		1,390	1.19	%(g)	1.77	%(g)	1.01%	32.68%
(4.63%)		2,104	1.19%		1.62%		1.01%	22.06%
19.75%		2,699	1.19	%(g)	1.32	%(g)	1.21%	24.98%

(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to less than 0.01%.
(h)	The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.
(i)	Less than $0.005 per share.

2022 Semi-Annual Report	85

Financial Highlights (continued)

For a Share Outstanding Throughout the Periods Indicated

abrdn Emerging Markets Fund

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2022*	$20.15	$ 0.01		$ (4.72)	$ (4.71)	$ (0.02)	$ (1.92)	$ (1.94)	$ 13.50
Year Ended October 31, 2021	16.79	0.04		3.46	3.50	–	(0.14)	(0.14)	20.15
Year Ended October 31, 2020	15.30	0.01		1.71	1.72	(0.22)	(0.01)	(0.23)	16.79
Year Ended October 31, 2019	13.12	0.07		2.26	2.33	(0.13)	(0.02)	(0.15)	15.30
Year Ended October 31, 2018	15.74	0.07		(2.53)	(2.46)	(0.16)	–	(0.16)	13.12
Year Ended October 31, 2017	13.53	0.10		2.22	2.32	(0.11)	–	(0.11)	15.74
Class C Shares
Six Months Ended April 30, 2022*	19.90	(0.03)		(4.66)	(4.69)	–	(1.92)	(1.92)	13.29
Year Ended October 31, 2021	16.68	(0.08)		3.44	3.36	–	(0.14)	(0.14)	19.90
Year Ended October 31, 2020	15.18	(0.06)		1.69	1.63	(0.12)	(0.01)	(0.13)	16.68
Year Ended October 31, 2019	12.97	–	(h)	2.24	2.24	(0.01)	(0.02)	(0.03)	15.18
Year Ended October 31, 2018	15.55	–	(h)	(2.51)	(2.51)	(0.07)	–	(0.07)	12.97
Year Ended October 31, 2017	13.35	0.02		2.21	2.23	(0.03)	–	(0.03)	15.55
Class R Shares
Six Months Ended April 30, 2022*	19.89	–	(h)	(4.67)	(4.67)	– (h)	(1.92)	(1.92)	13.30
Year Ended October 31, 2021	16.60	0.01		3.42	3.43	–	(0.14)	(0.14)	19.89
Year Ended October 31, 2020	15.14	–	(h)	1.68	1.68	(0.21)	(0.01)	(0.22)	16.60
Year Ended October 31, 2019	13.00	0.07		2.21	2.28	(0.12)	(0.02)	(0.14)	15.14
Year Ended October 31, 2018	15.61	0.06		(2.52)	(2.46)	(0.15)	–	(0.15)	13.00
Year Ended October 31, 2017	13.43	0.08		2.19	2.27	(0.09)	–	(0.09)	15.61
Institutional Service Class Shares
Six Months Ended April 30, 2022*	20.26	0.04		(4.74)	(4.70)	(0.10)	(1.92)	(2.02)	13.54
Year Ended October 31, 2021	16.85	0.12		3.46	3.58	(0.03)	(0.14)	(0.17)	20.26
Year Ended October 31, 2020	15.37	0.07		1.70	1.77	(0.28)	(0.01)	(0.29)	16.85
Year Ended October 31, 2019	13.19	0.23		2.16	2.39	(0.19)	(0.02)	(0.21)	15.37
Year Ended October 31, 2018	15.78	0.14		(2.55)	(2.41)	(0.18)	–	(0.18)	13.19
Year Ended October 31, 2017	13.55	0.14		2.23	2.37	(0.14)	–	(0.14)	15.78
Institutional Class Shares
Six Months Ended April 30, 2022*	20.34	0.05		(4.76)	(4.71)	(0.11)	(1.92)	(2.03)	13.60
Year Ended October 31, 2021	16.90	0.14		3.48	3.62	(0.04)	(0.14)	(0.18)	20.34
Year Ended October 31, 2020	15.39	0.09		1.72	1.81	(0.29)	(0.01)	(0.30)	16.90
Year Ended October 31, 2019	13.20	0.13		2.27	2.40	(0.19)	(0.02)	(0.21)	15.39
Year Ended October 31, 2018	15.81	0.15		(2.55)	(2.40)	(0.21)	–	(0.21)	13.20
Year Ended October 31, 2017	13.58	0.17		2.22	2.39	(0.16)	–	(0.16)	15.81

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

86	2022 Semi-Annual Report

Financial Highlights (continued)

For a Share Outstanding Throughout the Periods Indicated

abrdn Emerging Markets Fund (concluded)

		Ratios/Supplemental Data

Total Return (b)(c)		Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)		Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

(25.34%)		$ 78,581	1.58	%(g)	1.58	%(g)	0.15%	18.14%
20.87%		116,268	1.56	%(g)	1.56	%(g)	0.20%	37.26%
11.31%		107,572	1.59	%(g)	1.59	%(g)	0.09%	26.13%
17.89%		134,382	1.59	%(g)	1.59	%(g)	0.46%	14.86%
(15.80%)		143,297	1.59	%(g)	1.59	%(g)	0.49%	20.39%
17.39%		208,084	1.56%		1.56%		0.70%	16.55%

(25.54%)		6,608	2.10	%(g)	2.16	%(g)	(0.37%)	18.14%
20.16%		10,662	2.10	%(g)	2.13	%(g)	(0.38%)	37.26%
10.74%		11,786	2.10	%(g)	2.19	%(g)	(0.40%)	26.13%
17.26%		15,611	2.10	%(g)	2.20	%(g)	(0.03%)	14.86%
(16.20%)		15,886	2.10	%(g)	2.21	%(g)	– (i)	20.39%
16.75%		28,618	2.10%		2.28%		0.16%	16.55%

(25.43%)		106,309	1.75	%(g)	1.75	%(g)	0.01%	18.14%
20.68%		133,696	1.72	%(g)	1.72	%(g)	0.04%	37.26%
11.13%		113,707	1.73	%(g)	1.73	%(g)	0.01%	26.13%
17.72%		108,487	1.75	%(g)	1.75	%(g)	0.48%	14.86%
(15.93%)		89,874	1.75	%(g)	1.75	%(g)	0.40%	20.39%
17.13%		79,767	1.78%		1.78%		0.55%	16.55%

(25.22%)		536,433	1.24	%(g)	1.24	%(g)	0.53%	18.14%
21.29%		476,046	1.21	%(g)	1.21	%(g)	0.56%	37.26%
11.64	%(j)	362,229	1.24	%(g)	1.24	%(g)	0.50%	26.13%
18.38	%(j)	297,466	1.24	%(g)	1.24	%(g)	1.55%	14.86%
(15.48%)		118,917	1.16	%(g)	1.16	%(g)	0.89%	20.39%
17.75%		205,880	1.28%		1.28%		0.96%	16.55%

(25.16%)		2,524,917	1.10	%(g)	1.18	%(g)	0.63%	18.14%
21.45%		4,184,781	1.10	%(g)	1.14	%(g)	0.69%	37.26%
11.86%		3,414,059	1.10	%(g)	1.18	%(g)	0.59%	26.13%
18.45%		4,420,838	1.10	%(g)	1.16	%(g)	0.91%	14.86%
(15.38%)		5,511,182	1.10	%(g)	1.14	%(g)	1.00%	20.39%
17.89%		8,179,870	1.10%		1.13%		1.17%	16.55%

(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to less than 0.01%.
(h)	Less than $0.005 per share.
(i)	Amount is less than 0.005%.
(j)	The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.

2022 Semi-Annual Report	87

Financial Highlights (continued)

For a Share Outstanding Throughout the Periods Indicated

abrdn Emerging Markets Sustainable Leaders Fund

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2022*	$18.83	$ 0.01	$(4.06)	$(4.05)	$(0.01)	$(3.85)	$(3.86)	$10.92
Year Ended October 31, 2021	15.74	0.02	3.07	3.09	– (h)	–	– (h)	18.83
Year Ended October 31, 2020	14.68	– (h)	1.21	1.21	(0.15)	–	(0.15)	15.74
Year Ended October 31, 2019	13.28	0.12	1.57	1.69	(0.29)	–	(0.29)	14.68
Year Ended October 31, 2018	15.04	0.15	(1.78)	(1.63)	(0.13)	–	(0.13)	13.28
Year Ended October 31, 2017	12.70	0.15	2.36	2.51	(0.17)	–	(0.17)	15.04
Class C Shares
Six Months Ended April 30, 2022*	17.58	(0.03)	(3.74)	(3.77)	–	(3.85)	(3.85)	9.96
Year Ended October 31, 2021	14.79	(0.11)	2.90	2.79	–	–	–	17.58
Year Ended October 31, 2020	13.76	(0.08)	1.12	1.04	(0.01)	–	(0.01)	14.79
Year Ended October 31, 2019	12.44	0.03	1.48	1.51	(0.19)	–	(0.19)	13.76
Year Ended October 31, 2018	14.09	0.04	(1.66)	(1.62)	(0.03)	–	(0.03)	12.44
Year Ended October 31, 2017	11.89	0.04	2.23	2.27	(0.07)	–	(0.07)	14.09
Class R Shares
Six Months Ended April 30, 2022*	17.87	(0.01)	(3.81)	(3.82)	–	(3.85)	(3.85)	10.20
Year Ended October 31, 2021	14.98	(0.02)	2.91	2.89	–	–	–	17.87
Year Ended October 31, 2020	13.97	(0.03)	1.14	1.11	(0.10)	–	(0.10)	14.98
Year Ended October 31, 2019	12.65	0.08	1.50	1.58	(0.26)	–	(0.26)	13.97
Year Ended October 31, 2018	14.33	0.10	(1.68)	(1.58)	(0.10)	–	(0.10)	12.65
Year Ended October 31, 2017	12.11	0.10	2.25	2.35	(0.13)	–	(0.13)	14.33
Institutional Service Class Shares
Six Months Ended April 30, 2022*	19.25	0.04	(4.17)	(4.13)	(0.02)	(3.85)	(3.87)	11.25
Year Ended October 31, 2021	16.08	0.08	3.14	3.22	(0.05)	–	(0.05)	19.25
Year Ended October 31, 2020	15.00	0.06	1.22	1.28	(0.20)	–	(0.20)	16.08
Year Ended October 31, 2019	13.58	0.17	1.60	1.77	(0.35)	–	(0.35)	15.00
Year Ended October 31, 2018	15.37	0.20	(1.80)	(1.60)	(0.19)	–	(0.19)	13.58
Year Ended October 31, 2017	12.98	0.19	2.41	2.60	(0.21)	–	(0.21)	15.37
Institutional Class Shares
Six Months Ended April 30, 2022*	19.34	0.04	(4.19)	(4.15)	(0.02)	(3.85)	(3.87)	11.32
Year Ended October 31, 2021	16.15	0.09	3.15	3.24	(0.05)	–	(0.05)	19.34
Year Ended October 31, 2020	15.06	0.06	1.23	1.29	(0.20)	–	(0.20)	16.15
Year Ended October 31, 2019	13.63	0.17	1.61	1.78	(0.35)	–	(0.35)	15.06
Year Ended October 31, 2018	15.43	0.21	(1.82)	(1.61)	(0.19)	–	(0.19)	13.63
Year Ended October 31, 2017	13.04	0.20	2.42	2.62	(0.23)	–	(0.23)	15.43

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

Amounts listed as “–” are $0 or round to $0.

See accompanying Notes to Financial Statements.

88	2022 Semi-Annual Report

Financial Highlights (continued)

For a Share Outstanding Throughout the Periods Indicated

abrdn Emerging Markets Sustainable Leaders Fund (concluded)

	Ratios/Supplemental Data

Total Return (b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

(25.55%)	$ 14,920	1.49%(g)	1.51%(g)	0.21%	17.64%
19.65%	23,898	1.46%(g)	1.46%(g)	0.11%	120.50%
8.24%	21,418	1.49%(g)	1.49%(g)	0.02%	37.50%
13.13%	24,719	1.52%(i)	1.52%(i)	0.89%	28.30%
(10.93%)	24,957	1.38%	1.38%	0.99%	20.75%
20.05%	39,619	1.39%	1.39%	1.09%	13.11%

(25.78%)	433	2.10%(g)	2.22%(g)	(0.48%)	17.64%
18.86%	1,159	2.11%(g)	2.21%(g)	(0.59%)	120.50%
7.56%(j)	2,432	2.10%(g)	2.20%(g)	(0.55%)	37.50%
12.43%(j)	4,330	2.12%(i)	2.24%(i)	0.21%	28.30%
(11.54%)	8,074	2.10%	2.10%	0.27%	20.75%
19.27%	12,375	2.10%	2.18%	0.35%	13.11%

(25.63%)	2,803	1.78%(g)	1.80%(g)	(0.10%)	17.64%
19.29%	6,126	1.74%(g)	1.74%(g)	(0.10%)	120.50%
7.97%	3,244	1.74%(g)	1.74%(g)	(0.22%)	37.50%
12.80%	3,992	1.79%(i)	1.79%(i)	0.58%	28.30%
(11.14%)	5,041	1.64%	1.64%	0.74%	20.75%
19.70%	7,335	1.70%	1.70%	0.75%	13.11%

(25.40%)	64,910	1.17%(g)	1.19%(g)	0.55%	17.64%
20.02%	94,132	1.16%(g)	1.16%(g)	0.41%	120.50%
8.58%(j)	83,121	1.15%(g)	1.15%(g)	0.36%	37.50%
13.49%(j)	85,934	1.16%(i)	1.16%(i)	1.23%	28.30%
(10.58%)	84,902	1.06%	1.06%	1.31%	20.75%
20.46%	106,424	1.08%	1.08%	1.35%	13.11%

(25.38%)	55,362	1.10%(g)	1.18%(g)	0.57%	17.64%
20.06%	91,084	1.11%(g)	1.15%(g)	0.45%	120.50%
8.63%(j)	107,158	1.10%(g)	1.13%(g)	0.41%	37.50%
13.55%(j)	99,475	1.12%(i)	1.13%(i)	1.21%	28.30%
(10.56%)	272,152	1.02%	1.02%	1.37%	20.75%
20.47%	367,341	1.02%	1.02%	1.43%	13.11%

(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to less than 0.01%.
(h)	Less than $0.005 per share.
(i)	Includes interest expense that amounts to 0.02% for Class C and Institutional class. Includes interest expense that amounts to 0.01% for Class A, Class R and Institutional Service Class.

(j)	The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.

2022 Semi-Annual Report	89

Financial Highlights (continued)

For a Share Outstanding Throughout the Periods Indicated

abrdn Global Equity Impact Fund

		Investment Activities				Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2022*	$18.45	$ –	(g)	$(4.09)	$(4.09)	$ – (g)	$ – (g)	$14.36
Year Ended October 31, 2021	13.14	–		5.37	5.37	(0.06)	(0.06)	18.45
Year Ended October 31, 2020	11.59	0.05		1.77	1.82	(0.27)	(0.27)	13.14
Year Ended October 31, 2019	10.29	0.18	(i)	1.30	1.48	(0.18)	(0.18)	11.59
Year Ended October 31, 2018	11.95	0.08		(1.41)	(1.33)	(0.33)	(0.33)	10.29
Year Ended October 31, 2017	9.79	0.43	(j)	1.89	2.32	(0.16)	(0.16)	11.95
Institutional Class Shares
Six Months Ended April 30, 2022*	18.49	0.02		(4.10)	(4.08)	(0.01)	(0.01)	14.40
Year Ended October 31, 2021	13.18	0.04		5.37	5.41	(0.10)	(0.10)	18.49
Year Ended October 31, 2020	11.62	0.08		1.79	1.87	(0.31)	(0.31)	13.18
Year Ended October 31, 2019	10.30	0.21	(i)	1.30	1.51	(0.19)	(0.19)	11.62
Year Ended October 31, 2018	11.96	0.10		(1.40)	(1.30)	(0.36)	(0.36)	10.30
Year Ended October 31, 2017	9.81	0.45	(j)	1.88	2.33	(0.18)	(0.18)	11.96

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Includes interest expense that amounts to less than 0.01%.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Less than $0.005 per share.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

90	2022 Semi-Annual Report

Financial Highlights (continued)

For a Share Outstanding Throughout the Periods Indicated

abrdn Global Equity Impact Fund (concluded)

		Ratios/Supplemental Data

Total Return (b)		Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursement/ Waivers and Excluding Accruals for Estimated Tax Due on Foreign Tax Refund Recoveries) to Average Net Assets	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (c)(d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)(e)	Ratio of Net Investment Income to Average Net Assets (c)	Portfolio Turnover (b)(f)

(22.15%)		$ 31,281	1.19%	1.19%	1.82%	0.03%	21%
40.95%		43,059	1.38%	1.38%	1.73%	0.02%	17%
15.93	%(h)	32,180	1.41%	1.41%	1.92%	0.40%	32%
14.76	%(i)	34,933	1.53%	2.21%	2.47%	1.69%(i)	125%
(11.48%)		35,964	1.77%	2.44%	2.44%	0.72%	19%
24.10	%(j)	49,363	1.58%	3.14%	3.15%	3.98%(j)	13%

(22.06%)		22,608	0.94%	0.94%	1.55%	0.27%	21%
41.23%		32,312	1.13%	1.13%	1.45%	0.24%	17%
16.30	%(h)	27,839	1.16%	1.16%	1.61%	0.65%	32%
14.99	%(i)	27,937	1.28%	1.97%	2.20%	1.95%(i)	125%
(11.23%)		28,477	1.52%	2.22%	2.23%	0.89%	19%
24.32	%(j)	44,659	1.33%	2.88%	2.89%	4.22%(j)	13%

(h)	Included within Total Return is the effect of withholding tax refunds and income taxes on recovered refunds (Note 2(i) of the Notes to Financial Statements). If such amounts were excluded, the Total Return for Class A Shares would have been 15.82%. For Institutional Class Shares, this amount would have been 16.12%.
(i)	Included within Net Investment Income per share, Total Return, and Ratio of Net Investment Income to Average Net Assets are the effects of withholding tax refunds and income taxes on recovered refunds (Note 2(i) of the Notes to Financial Statements). If such amounts were excluded, the Net Investment Income per share, Total Return, and Ratio of Net Investment Loss to Average Net Assets for Class A Shares would have been $0.08, 13.56%, and 0.77%, respectively. For Institutional Class Shares, these amounts would have been $0.11, 13.81%, and 1.03%, respectively.
(j)	Included within Net Investment Income per share, Total Return, and Ratio of Net Investment Income to Average Net Assets are the effects of withholding tax refunds and income taxes on recovered refunds (Note 2(i) of the Notes to Financial Statements). If such amounts were excluded, the Net Investment Loss per share, Total Return, and Ratio of Net Investment Loss to Average Net Assets for Class A Shares would have been $(0.06), 20.03%, and (0.61)%, respectively. For Institutional Class Shares, these amounts would have been $(0.04), 20.24%, and (0.37)%, respectively.

2022 Semi-Annual Report	91

Financial Highlights (continued)

For a Share Outstanding Throughout the Periods Indicated

abrdn Global Infrastructure Fund

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Invest- ments	Total from Invest- ment Activities	Net Invest- ment Income	Net Realized Gains	Tax Return of Capital	Total Distri- butions	Redemp- tion Fees		Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2022*	$ 24.18	$0.26	(f)	$(0.60)	$(0.34)	$(0.36)	$(0.26)	$ –	$(0.62)	$ –		$23.22
Year Ended October 31, 2021	19.03	0.45	(f)	5.41	5.86	(0.71)	–	–	(0.71)	–		24.18
Year Ended October 31, 2020	21.93	0.53	(f)	(2.59)	(2.06)	(0.56)	(0.14)	(0.14)	(0.84)	–		19.03
Year Ended October 31, 2019	18.82	0.30	(f)	3.48	3.78	(0.64)	(0.03)	–	(0.67)	–		21.93
Year Ended October 31, 2018(h)	20.65	0.46	(f)	(1.54)	(1.08)	(0.71)	(0.04)	–	(0.75)	0.00	(i)	18.82
Year Ended October 31, 2017	17.55	0.66		3.15	3.81	(0.71)	–	–	(0.71)	0.00	(i)	20.65
Institutional Class Shares
Six Months Ended April 30, 2022*	24.22	0.29	(f)	(0.60)	(0.31)	(0.38)	(0.26)	–	(0.64)	–		23.27
Year Ended October 31, 2021	19.05	0.52	(f)	5.41	5.93	(0.76)	–	–	(0.76)	–		24.22
Year Ended October 31, 2020	21.97	0.58	(f)	(2.60)	(2.02)	(0.62)	(0.14)	(0.14)	(0.90)	–		19.05
Year Ended October 31, 2019	18.85	0.34	(f)	3.50	3.84	(0.69)	(0.03)	–	(0.72)	–		21.97
Year Ended October 31, 2018(h)	20.68	0.54	(f)	(1.57)	(1.03)	(0.76)	(0.04)	–	(0.80)	0.00	(i)	18.85
Year Ended October 31, 2017	17.58	0.70		3.16	3.86	(0.76)	–	–	(0.76)	0.00	(i)	20.68

*	Unaudited
(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

92	2022 Semi-Annual Report

Financial Highlights (continued)

For a Share Outstanding Throughout the Periods Indicated

abrdn Global Infrastructure Fund (concluded)

		Ratios/Supplemental Data

Total Return (a)(b)		Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)		Ratio of Net Investment Income to Average Net Assets (c)	Portfolio Turnover (b)(e)

(1.44	%)(g)	$ 13,179	1.24%	1.60%		2.24%	12.06%
31.09%		13,227	1.24%	1.63%		1.95%	30.75%
(9.49%)		9,206	1.33%	1.55%		2.61%	23.76%
20.41%		12,776	1.45%	1.59%		1.46%	31.62%
(5.39%)		12,310	1.45%	1.58%		2.29%	48.54%
22.13%		20,132	1.46%(j)	1.58	%(j)	3.48%	77.00%

(1.31	%)(g)	41,664	0.99%	1.36%		2.47%	12.06%
31.43%		45,076	0.99%	1.38%		2.25%	30.75%
(9.30%)		32,640	1.08%	1.27%		2.90%	23.76%
20.73%		87,441	1.20%	1.31%		1.68%	31.62%
(5.13%)		95,025	1.20%	1.32%		2.70%	48.54%
22.39%		115,567	1.21%(j)	1.33	%(j)	3.56%	77.00%

(f)	Net investment income/(loss) is based on average shares outstanding during the period.
(g)	The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.

(h)	Beginning with the year ended October 31, 2018, the Fund has been audited by KPMG LLP. Previous years were audited by different independent registered public accounting firms.
(i)	Less than $0.005 per share.
(j)	Includes interest expense that amounts to less than 0.01% for Class A and Institutional Class for the year ended October 31, 2017.

2022 Semi-Annual Report	93

Financial Highlights (continued)

For a Share Outstanding Throughout the Periods Indicated

abrdn International Real Estate Equity Fund

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Redemption Fees		Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2022*	$20.62	$ 0.10	(f)	$ (2.28)	$ (2.18)	$ (0.79)	$ (0.79)	$ –		$ 17.65
Year Ended October 31, 2021	17.80	0.47	(f)	2.72	3.19	(0.37)	(0.37)	–		20.62
Year Ended October 31, 2020	23.71	0.30	(f)	(3.52)	(3.22)	(2.69)	(2.69)	–		17.80
Year Ended October 31, 2019	20.02	0.33	(f)	3.99	4.32	(0.63)	(0.63)	–		23.71
Year Ended October 31, 2018(h)	22.82	0.14	(f)	(2.46)	(2.32)	(0.48)	(0.48)	0.00	(i)	20.02
Year Ended October 31, 2017	19.33	0.02		3.47	3.49	–	–	0.00	(i)	22.82
Institutional Class Shares
Six Months Ended April 30, 2022*	20.49	0.13	(f)	(2.27)	(2.14)	(0.80)	(0.80)	–		17.55
Year Ended October 31, 2021	17.95	0.41	(f)	2.82	3.23	(0.69)	(0.69)	–		20.49
Year Ended October 31, 2020	23.87	0.35	(f)	(3.53)	(3.18)	(2.74)	(2.74)	–		17.95
Year Ended October 31, 2019	20.17	0.38	(f)	4.01	4.39	(0.69)	(0.69)	–		23.87
Year Ended October 31, 2018(h)	22.99	0.21	(f)	(2.49)	(2.28)	(0.54)	(0.54)	0.00	(i)	20.17
Year Ended October 31, 2017	19.46	0.20		3.36	3.56	(0.03)	(0.03)	0.00	(i)	22.99

*	Unaudited
(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Net investment income/(loss) is based on average shares outstanding during the period.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

94	2022 Semi-Annual Report

Financial Highlights (continued)

For a Share Outstanding Throughout the Periods Indicated

abrdn International Real Estate Equity Fund (concluded)

		Ratios/Supplemental Data
Total Return (a)(b)		Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (c)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)		Ratio of Net Investment Income to Average Net Assets (c)	Portfolio Turnover (b)(e)

(10.88%)		$ 34	1.62	%(g)	2.54	%(g)	1.07%	32.40%
18.04%		39	1.62	%(g)	2.45	%(g)	2.26%	63.68%
(15.48%)		21	1.65	%(g)	1.98	%(g)	1.58%	57.05%
22.29%		177	1.62	%(g)	1.65	%(g)	1.51%	60.73%
(10.52%)		135	1.63	%(g)	1.67	%(g)	0.62%	89.59%
18.05%		176	1.61	%(g)	1.62	%(g)	0.75%	60.00%

(10.74%)		17,218	1.37	%(g)	2.17	%(g)	1.33%	32.40%
18.28%		21,160	1.37	%(g)	2.07	%(g)	1.99%	63.68%
(15.27%)		20,570	1.40	%(g)	1.73	%(g)	1.74%	57.05%
22.57	%(j)	56,510	1.37	%(g)	1.40	%(g)	1.74%	60.73%
(10.35%)		97,453	1.38	%(g)	1.39	%(g)	0.89%	89.59%
18.36%		117,484	1.35	%(g)	1.37	%(g)	0.94%	60.00%

(g)	Includes interest expense that amounts to less than 0.01% for Class A and Institutional Class for the six months ended April 30, 2022. Includes interest expense that amounts to less than 0.01%, 0.02%, 0.01%, 0.02% and less than 0.01% for Class A and Institutional Class for the years ended October 31, 2021, October 31, 2020, October 31, 2019, October 31, 2018, and October 31, 2017, respectively.
(h)	Beginning with the year ended October 31, 2018, the Fund has been audited by KPMG LLP. Previous years were audited by different independent registered public accounting firms.
(i)	Less than $0.005 per share.
(j)	The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.

2022 Semi-Annual Report	95

Financial Highlights (continued)

For a Share Outstanding Throughout the Periods Indicated

abrdn International Small Cap Fund

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2022*	$ 42.73	$ 0.12	$(11.49)	$(11.37)	$ –	$(2.86)	$(2.86)	$28.50
Year Ended October 31, 2021	30.18	(0.20)	12.75	12.55	–	–	–	42.73
Year Ended October 31, 2020	28.11	(0.09)	3.63	3.54	(0.34)	(1.13)	(1.47)	30.18
Year Ended October 31, 2019	29.23	0.23	3.03	3.26	(0.65)	(3.73)	(4.38)	28.11
Year Ended October 31, 2018	31.35	0.47	(1.56)	(1.09)	(0.17)	(0.86)	(1.03)	29.23
Year Ended October 31, 2017	25.97	0.11	5.49	5.60	(0.14)	(0.08)	(0.22)	31.35
Class C Shares
Six Months Ended April 30, 2022*	38.21	0.03	(10.20)	(10.17)	–	(2.86)	(2.86)	25.18
Year Ended October 31, 2021	27.16	(0.39)	11.44	11.05	–	–	–	38.21
Year Ended October 31, 2020	25.43	(0.25)	3.27	3.02	(0.16)	(1.13)	(1.29)	27.16
Year Ended October 31, 2019	26.73	(0.04)	2.84	2.80	(0.37)	(3.73)	(4.10)	25.43
Year Ended October 31, 2018	28.78	0.20	(1.39)	(1.19)	–	(0.86)	(0.86)	26.73
Year Ended October 31, 2017	23.88	(0.04)	5.02	4.98	–	(0.08)	(0.08)	28.78
Class R Shares
Six Months Ended April 30, 2022*	39.97	0.10	(10.73)	(10.63)	–	(2.86)	(2.86)	26.48
Year Ended October 31, 2021	28.31	(0.28)	11.94	11.66	–	–	–	39.97
Year Ended October 31, 2020	26.46	(0.15)	3.40	3.25	(0.27)	(1.13)	(1.40)	28.31
Year Ended October 31, 2019	27.74	0.12	2.88	3.00	(0.55)	(3.73)	(4.28)	26.46
Year Ended October 31, 2018	29.82	0.30	(1.43)	(1.13)	(0.09)	(0.86)	(0.95)	27.74
Year Ended October 31, 2017	24.77	0.04	5.20	5.24	(0.11)	(0.08)	(0.19)	29.82
Institutional Class Shares
Six Months Ended April 30, 2022*	43.15	0.24	(11.67)	(11.43)	–	(2.86)	(2.86)	28.86
Year Ended October 31, 2021	30.37	(0.06)	12.84	12.78	–	–	–	43.15
Year Ended October 31, 2020	28.25	0.01	3.65	3.66	(0.41)	(1.13)	(1.54)	30.37
Year Ended October 31, 2019	29.33	0.27	3.11	3.38	(0.73)	(3.73)	(4.46)	28.25
Year Ended October 31, 2018	31.43	0.58	(1.57)	(0.99)	(0.25)	(0.86)	(1.11)	29.33
Year Ended October 31, 2017	26.04	0.19	5.49	5.68	(0.21)	(0.08)	(0.29)	31.43

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

96	2022 Semi-Annual Report

Financial Highlights (continued)

For a Share Outstanding Throughout the Periods Indicated

abrdn International Small Cap Fund (concluded)

		Ratios/Supplemental Data
Total Return (b)(c)		Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)		Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

(28.30	%)(g)	$ 75,319	1.35%		1.36%		0.69%	14.18%
41.58	%(g)	112,408	1.34	%(h)	1.42	%(h)	(0.54%)	42.63%
13.02%		90,560	1.40%		1.61%		(0.33%)	29.65%
13.93%		75,754	1.49	%(h)	1.82	%(h)	0.86%	35.37%
(3.68%)		49,391	1.53	%(h)	1.88	%(h)	1.48%	18.07%
21.79%		59,477	1.63	%(h)	2.07	%(h)	0.40%	20.60%

(28.52	%)(g)	425	1.99%		2.12%		0.17%	14.18%
40.68	%(g)	561	1.99	%(h)	2.18	%(h)	(1.15%)	42.63%
12.27%		554	2.05%		2.38%		(1.02%)	29.65%
13.21%		829	2.15	%(h)	2.59	%(h)	(0.17%)	35.37%
(4.31%)		565	2.22	%(h)	2.65	%(h)	0.69%	18.07%
20.94%		1,591	2.30	%(h)	2.84	%(h)	(0.17%)	20.60%

(28.41%)		2,012	1.63%		1.64%		0.62%	14.18%
41.19%		2,535	1.62	%(h)	1.70	%(h)	(0.80%)	42.63%
12.68%		1,649	1.69%		1.90%		(0.61%)	29.65%
13.62%		1,945	1.80	%(h)	2.13	%(h)	0.47%	35.37%
(3.98%)		2,309	1.84	%(h)	2.19	%(h)	1.02%	18.07%
21.34%		1,707	1.99	%(h)	2.43	%(h)	0.14%	20.60%

(28.16	%)(g)	187,732	0.99%		1.10%		1.35%	14.18%
42.08	%(g)	191,244	0.99	%(h)	1.15	%(h)	(0.15%)	42.63%
13.41%		46,330	1.04%		1.35%		0.03%	29.65%
14.39%		35,248	1.15	%(h)	1.57	%(h)	1.01%	35.37%
(3.34%)		12,418	1.20	%(h)	1.61	%(h)	1.84%	18.07%
22.14%		17,141	1.30	%(h)	1.79	%(h)	0.69%	20.60%

(e)  During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(g)  The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.

(h)  Includes interest expense that amounts to less than 0.01%.

2022 Semi-Annual Report	97

Financial Highlights (continued)

For a Share Outstanding Throughout the Periods Indicated

abrdn International Sustainable Leaders Fund

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)		Net Realized and Unrealized Gains (Losses) on Invest- ments	Total from Invest- ment Activities	Net Invest- ment Income	Tax Return of Capital	Total Distri- butions	Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2022*	$34.93	$(0.01)		$(9.65)	$(9.66)	$ –	$ –	$ –	$25.27
Year Ended October 31, 2021	26.19	(0.12)		9.05	8.93	(0.19)	–	(0.19)	34.93
Year Ended October 31, 2020	26.95	0.17		0.29	0.46	(1.22)	–	(1.22)	26.19
Year Ended October 31, 2019	23.64	0.81	(h)	2.70	3.51	(0.20)	–	(0.20)	26.95
Year Ended October 31, 2018	28.01	0.01		(3.20)	(3.19)	(1.15)	(0.03)	(1.18)	23.64
Year Ended October 31, 2017	22.26	1.75	(i)	4.22	5.97	(0.22)	–	(0.22)	28.01
Institutional Class Shares
Six Months Ended April 30, 2022*	35.96	0.03		(9.95)	(9.92)	–	–	–	26.04
Year Ended October 31, 2021	26.98	(0.04)		9.32	9.28	(0.30)	–	(0.30)	35.96
Year Ended October 31, 2020	27.74	0.24		0.30	0.54	(1.30)	–	(1.30)	26.98
Year Ended October 31, 2019	24.27	0.91	(h)	2.77	3.68	(0.21)	–	(0.21)	27.74
Year Ended October 31, 2018	28.73	0.09		(3.30)	(3.21)	(1.22)	(0.03)	(1.25)	24.27
Year Ended October 31, 2017	22.84	1.72	(i)	4.46	6.18	(0.29)	–	(0.29)	28.73

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Includes interest expense that amounts to less than 0.01%.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

98	2022 Semi-Annual Report

Financial Highlights (continued)

For a Share Outstanding Throughout the Periods Indicated

abrdn International Sustainable Leaders Fund (concluded)

		Ratios/Supplemental Data

Total Return (b)		Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursement/ Waivers and Excluding Accruals for Estimated Tax Due on Foreign Tax Refund Recoveries) to Average Net Assets	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (c)(d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)		Portfolio Turnover (b)(f)

(27.66%	)	$ 82,348	1.19%	1.19%	1.65%	(0.04%	)	20%
34.20%		120,080	1.38%	1.38%	1.62%	(0.36%	)	114%
1.63%	(g)	100,780	1.38%	1.38%	1.71%	0.67%		34%
15.02%	(h)	120,472	1.44%	2.99%	3.06%	3.24%	(h)	132%
(11.93%	)	126,383	1.54%	2.50%	2.50%	0.05%		19%
27.14%	(i)	177,342	1.42%	3.93%	3.93%	7.02%	(i)	18%

(27.59%	)	16,674	0.94%	0.94%	1.31%	0.21%		20%
34.56%		25,253	1.13%	1.13%	1.31%	(0.11%	)	114%
1.86%	(g)	20,047	1.13%	1.13%	1.33%	0.90%		34%
15.34%	(h)	27,390	1.18%	2.77%	2.82%	3.53%	(h)	132%
(11.71%	)	26,633	1.30%	2.22%	2.23%	0.33%		19%
27.42%	(i)	35,318	1.17%	3.46%	3.46%	6.65%	(i)	18%

(g)	Included within Total Return is the effect of withholding tax refunds and income taxes on recovered refunds (Note 2(i) of the Notes to Financial Statements). If such amounts were excluded, the Total Return for Class A Shares would have been (0.38%). For Institutional Class Shares, this amount would have been (0.11%).
(h)	Included within Net Investment Income per share, Total Return, and Ratio of Net Investment Income to Average Net Assets are the effects of withholding tax refunds and income taxes on recovered refunds (Note 2(i) of the Notes to Financial Statements). If such amounts were excluded, the Net Investment Income per share, Total Return, and Ratio of Net Investment Loss to Average Net Assets for Class A Shares would have been $0.28, 12.13%, and 1.13%, respectively. For Institutional Class Shares, these amounts would have been $0.37, 12.41%, and 1.42%, respectively.
(i)	Included within Net Investment Income per share, Total Return, and Ratio of Net Investment Income to Average Net Assets are the effects of withholding tax refunds and income taxes on recovered refunds (Note 2(i) of the Notes to Financial Statements). If such amounts were excluded, the Net Investment Loss per share, Total Return, and Ratio of Net Investment Loss to Average Net Assets for Class A Shares would have been $(0.14), 20.27%, and (0.55)%, respectively. For Institutional Class Shares, these amounts would have been $(0.24), 20.55%, and (0.92)%, respectively.

2022 Semi-Annual Report	99

Financial Highlights (continued)

For a Share Outstanding Throughout the Periods Indicated

abrdn Realty Income & Growth Fund

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Invest- ment Activities	Net Invest- ment Income	Net Realized Gains	Total Distri- butions	Redemp- tion Fees		Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2022*	$ 15.68	$ 0.12	(f)	$ (0.27)	$ (0.15)	$ (0.10)	$(1.96)	$(2.06)	$ –		$ 13.47
Year Ended October 31, 2021	12.40	0.11	(f)	4.84	4.95	(0.13)	(1.54)	(1.67)	–		15.68
Year Ended October 31, 2020	17.98	0.25	(f)	(3.17)	(2.92)	(0.60)	(2.06)	(2.66)	–		12.40
Year Ended October 31, 2019	21.38	0.32	(f)	3.28	3.60	(0.52)	(6.48)	(7.00)	–		17.98
Year Ended October 31, 2018(h)	22.93	0.47	(f)	(0.74)	(0.27)	(0.69)	(0.59)	(1.28)	0.00	(i)	21.38
Year Ended October 31, 2017	22.09	(0.41)		2.42	2.01	(0.70)	(0.47)	(1.17)	0.00	(i)	22.93
Institutional Class Shares
Six Months Ended April 30, 2022*	15.74	0.14	(f)	(0.28)	(0.14)	(0.11)	(1.96)	(2.07)	–		13.53
Year Ended October 31, 2021	12.44	0.14	(f)	4.86	5.00	(0.16)	(1.54)	(1.70)	–		15.74
Year Ended October 31, 2020	18.02	0.28	(f)	(3.16)	(2.88)	(0.64)	(2.06)	(2.70)	–		12.44
Year Ended October 31, 2019	21.41	0.36	(f)	3.29	3.65	(0.56)	(6.48)	(7.04)	–		18.02
Year Ended October 31, 2018(h)	22.97	0.54	(f)	(0.76)	(0.22)	(0.75)	(0.59)	(1.34)	0.00	(i)	21.41
Year Ended October 31, 2017	22.11	0.20		1.88	2.08	(0.75)	(0.47)	(1.22)	0.00	(i)	22.97

*	Unaudited
(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

100	2022 Semi-Annual Report

Financial Highlights (continued)

For a Share Outstanding Throughout the Periods Indicated

abrdn Realty Income & Growth Fund (concluded)

	Ratios/Supplemental Data

Total Return (a)(b)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)	Ratio of Net Investment Income to Average Net Assets (c)	Portfolio Turnover (b)(e)

(1.72%)	$ 750	1.25%(g)	1.65%(g)	1.70%	6.43%
44.07%	1,090	1.26%(g)	1.72%(g)	0.80%	32.52%
(18.12%)	1,971	1.30%(g)	1.71%(g)	1.84%	22.61%
25.65%	2,341	1.28%(g)	1.71%(g)	1.83%	20.70%
(1.35%)	1,751	1.34%(g)	1.71%(g)	2.16%	42.71%
9.37%	1,565	1.46%(g)	1.65%(g)	0.66%	7.00%

(1.62%)	52,829	1.00%(g)	1.41%(g)	1.92%	6.43%
44.41%	56,593	1.01%(g)	1.47%(g)	1.01%	32.52%
(17.85%)	46,235	1.05%(g)	1.48%(g)	2.05%	22.61%
25.97%	75,232	1.03%(g)	1.39%(g)	2.10%	20.70%
(1.15%)	83,573	1.10%(g)	1.45%(g)	2.46%	42.71%
9.65%	107,042	1.21%(g)	1.40%(g)	0.92%	7.00%

(f)	Net investment income/(loss) is based on average shares outstanding during the period.
(g)	Includes interest expense that amounts to less than 0.01% for Class A and Institutional Class for the six months ended April 30, 2022. Includes interest expense that amounts to 0.01%, 0.05%, 0.03%, 0.10%, and 0.10% for Class A and Institutional Class for the years ended October 31, 2021, October 31, 2020, October 31, 2019, October 31, 2018, and October 31, 2017, respectively.
(h)	Beginning with the year ended October 31, 2018, the Fund has been audited by KPMG LLP. Previous years were audited by different independent registered public accounting firms.
(i)	Less than $0.005 per share.

2022 Semi-Annual Report	101

Financial Highlights (continued)

For a Share Outstanding Throughout the Periods Indicated

abrdn U.S. Small Cap Equity Fund

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2022*	$ 49.57	$ (0.13)	$ (8.72)	$ (8.85)	$ –	$(9.80)	$(9.80)	$30.92
Year Ended October 31, 2021	33.55	(0.24)	18.64	18.40	–	(2.38)	(2.38)	49.57
Year Ended October 31, 2020	33.19	(0.20)	3.08	2.88	–	(2.52)	(2.52)	33.55
Year Ended October 31, 2019	35.39	(0.10)	1.78	1.68	– (h)	(3.88)	(3.88)	33.19
Year Ended October 31, 2018	35.61	(0.08)	(0.14)	(0.22)	–	–	–	35.39
Year Ended October 31, 2017	28.71	(0.11)	7.01	6.90	–	–	–	35.61
Class C Shares
Six Months Ended April 30, 2022*	39.79	(0.20)	(6.58)	(6.78)	–	(9.80)	(9.80)	23.21
Year Ended October 31, 2021	27.48	(0.42)	15.11	14.69	–	(2.38)	(2.38)	39.79
Year Ended October 31, 2020	27.79	(0.33)	2.54	2.21	–	(2.52)	(2.52)	27.48
Year Ended October 31, 2019	30.53	(0.27)	1.41	1.14	–	(3.88)	(3.88)	27.79
Year Ended October 31, 2018	30.94	(0.30)	(0.11)	(0.41)	–	–	–	30.53
Year Ended October 31, 2017	25.12	(0.30)	6.12	5.82	–	–	–	30.94
Class R Shares
Six Months Ended April 30, 2022*	44.07	(0.16)	(7.53)	(7.69)	–	(9.80)	(9.80)	26.58
Year Ended October 31, 2021	30.12	(0.32)	16.65	16.33	–	(2.38)	(2.38)	44.07
Year Ended October 31, 2020	30.14	(0.27)	2.77	2.50	–	(2.52)	(2.52)	30.12
Year Ended October 31, 2019	32.64	(0.19)	1.57	1.38	–	(3.88)	(3.88)	30.14
Year Ended October 31, 2018	32.97	(0.18)	(0.15)	(0.33)	–	–	–	32.64
Year Ended October 31, 2017	26.67	(0.21)	6.51	6.30	–	–	–	32.97
Institutional Service Class Shares
Six Months Ended April 30, 2022*	53.65	(0.10)	(9.61)	(9.71)	–	(9.80)	(9.80)	34.14
Year Ended October 31, 2021	36.06	(0.15)	20.12	19.97	–	(2.38)	(2.38)	53.65
Year Ended October 31, 2020	35.41	(0.12)	3.29	3.17	–	(2.52)	(2.52)	36.06
Year Ended October 31, 2019	37.39	(0.01)	1.93	1.92	(0.02)	(3.88)	(3.90)	35.41
Year Ended October 31, 2018	37.51	0.01	(0.13)	(0.12)	–	–	–	37.39
Year Ended October 31, 2017	30.17	(0.03)	7.37	7.34	–	–	–	37.51
Institutional Class Shares
Six Months Ended April 30, 2022*	53.75	(0.07)	(9.64)	(9.71)	–	(9.80)	(9.80)	34.24
Year Ended October 31, 2021	36.09	(0.10)	20.14	20.04	–	(2.38)	(2.38)	53.75
Year Ended October 31, 2020	35.40	(0.09)	3.30	3.21	–	(2.52)	(2.52)	36.09
Year Ended October 31, 2019	37.37	0.01	1.92	1.93	(0.02)	(3.88)	(3.90)	35.40
Year Ended October 31, 2018	37.49	0.02	(0.14)	(0.12)	–	–	–	37.37
Year Ended October 31, 2017	30.14	(0.02)	7.37	7.35	–	–	–	37.49

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements

102	2022 Semi-Annual Report

Financial Highlights (continued)

For a Share Outstanding Throughout the Periods Indicated

abrdn U.S. Small Cap Equity Fund (concluded)

	Ratios/Supplemental Data

Total Return (b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

(21.98%)	$ 120,681	1.33%(g)	1.33%(g)	(0.68%)	35.93%
56.92%	172,963	1.35%	1.35%	(0.56%)	78.38%
8.97%	124,673	1.40%(g)	1.40%(g)	(0.62%)	60.67%
7.15%	159,391	1.41%(g)	1.41%(g)	(0.33%)	55.00%
(0.62%)	224,804	1.35%(g)	1.35%(g)	(0.23%)	38.28%
24.03%	316,766	1.38%	1.38%	(0.33%)	42.71%

(22.22%)(i)	30,448	1.99%(g)	2.05%(g)	(1.34%)	35.93%
55.93%	44,295	1.99%	2.06%	(1.20%)	78.38%
8.25%	36,621	2.05%(g)	2.10%(g)	(1.26%)	60.67%
6.41%	48,382	2.10%(g)	2.10%(g)	(0.99%)	55.00%
(1.33%)	75,913	2.06%(g)	2.06%(g)	(0.95%)	38.28%
23.17%	95,913	2.10%	2.10%	(1.05%)	42.71%

(22.11%)	3,918	1.63%(g)	1.63%(g)	(0.97%)	35.93%
56.50%	5,408	1.63%	1.63%	(0.84%)	78.38%
8.59%	3,554	1.75%(g)	1.75%(g)	(0.96%)	60.67%
6.78%	5,272	1.75%(g)	1.75%(g)	(0.65%)	55.00%
(1.00%)	8,430	1.72%(g)	1.72%(g)	(0.55%)	38.28%
23.62%(i)	20,595	1.72%	1.72%	(0.67%)	42.71%

(21.90%)	32,284	1.11%(g)	1.11%(g)	(0.45%)	35.93%
57.33%	41,568	1.11%	1.11%	(0.31%)	78.38%
9.24%	31,548	1.13%(g)	1.13%(g)	(0.35%)	60.67%
7.44%	40,476	1.12%(g)	1.12%(g)	(0.04%)	55.00%
(0.32%)	50,163	1.08%(g)	1.08%(g)	0.03%	38.28%
24.33%(i)	61,897	1.13%	1.13%	(0.08%)	42.71%

(21.85%)	688,333	0.99%(g)	1.06%(g)	(0.34%)	35.93%
57.48%	931,614	0.99%	1.06%	(0.21%)	78.38%
9.37%	536,973	1.04%(g)	1.10%(g)	(0.27%)	60.67%
7.48%	607,103	1.11%(g)	1.11%(g)	0.03%	55.00%
(0.32%)	1,263,907	1.07%(g)	1.07%(g)	0.04%	38.28%
24.39%	1,467,787	1.10%	1.10%	(0.06%)	42.71%

(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to less than 0.01%.
(h)	Less than $0.005 per share.
(i)	The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.

2022 Semi-Annual Report	103

Financial Highlights (continued)

For a Share Outstanding Throughout the Periods Indicated

abrdn U.S. Sustainable Leaders Fund

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2022*	$ 17.32	$ (0.03)	$(2.36)	$(2.39)	$ –	$(4.37)	$(4.37)	$10.56
Year Ended October 31, 2021	13.79	(0.05)	5.31	5.26	–	(1.73)	(1.73)	17.32
Year Ended October 31, 2020	12.95	(0.03)	2.17	2.14	(0.01)	(1.29)	(1.30)	13.79
Year Ended October 31, 2019	12.53	0.01	1.79	1.80	(0.02)	(1.36)	(1.38)	12.95
Year Ended October 31, 2018	13.05	0.02	0.83	0.85	(0.04)	(1.33)	(1.37)	12.53
Year Ended October 31, 2017	12.13	0.04	2.34	2.38	(0.02)	(1.44)	(1.46)	13.05
Class C Shares
Six Months Ended April 30, 2022*	13.77	(0.05)	(1.72)	(1.77)	–	(4.37)	(4.37)	7.63
Year Ended October 31, 2021	11.36	(0.12)	4.26	4.14	–	(1.73)	(1.73)	13.77
Year Ended October 31, 2020	10.94	(0.10)	1.81	1.71	–	(1.29)	(1.29)	11.36
Year Ended October 31, 2019	10.87	(0.06)	1.49	1.43	–	(1.36)	(1.36)	10.94
Year Ended October 31, 2018	11.53	(0.06)	0.73	0.67	–	(1.33)	(1.33)	10.87
Year Ended October 31, 2017	10.93	(0.04)	2.08	2.04	–	(1.44)	(1.44)	11.53
Institutional Service Class Shares
Six Months Ended April 30, 2022*	18.91	(0.01)	(2.66)	(2.67)	–	(4.37)	(4.37)	11.87
Year Ended October 31, 2021	14.89	(0.02)	5.77	5.75	–	(1.73)	(1.73)	18.91
Year Ended October 31, 2020	13.88	– (h)	2.34	2.34	(0.04)	(1.29)	(1.33)	14.89
Year Ended October 31, 2019	13.33	0.04	1.92	1.96	(0.05)	(1.36)	(1.41)	13.88
Year Ended October 31, 2018	13.79	0.05	0.88	0.93	(0.06)	(1.33)	(1.39)	13.33
Year Ended October 31, 2017	12.74	0.06	2.46	2.52	(0.03)	(1.44)	(1.47)	13.79
Institutional Class Shares
Six Months Ended April 30, 2022*	19.03	(0.01)	(2.69)	(2.70)	–	(4.37)	(4.37)	11.96
Year Ended October 31, 2021	14.96	(0.01)	5.81	5.80	–	(1.73)	(1.73)	19.03
Year Ended October 31, 2020	13.93	0.01	2.35	2.36	(0.04)	(1.29)	(1.33)	14.96
Year Ended October 31, 2019	13.37	0.04	1.93	1.97	(0.05)	(1.36)	(1.41)	13.93
Year Ended October 31, 2018	13.82	0.06	0.89	0.95	(0.07)	(1.33)	(1.40)	13.37
Year Ended October 31, 2017	12.76	0.08	2.46	2.54	(0.04)	(1.44)	(1.48)	13.82

*    Unaudited

(a)  Net investment income/(loss) is based on average shares outstanding during the period.

(b)  Excludes sales charge.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

104	2022 Semi-Annual Report

1

Financial Highlights (continued)

For a Share Outstanding Throughout the Periods Indicated

abrdn U.S. Sustainable Leaders Fund (concluded)

	Ratios/Supplemental Data

Total Return (b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

(18.37%)	$261,889	1.19%(g)	1.23%(g)	(0.41%)	26.38%
41.35%	345,638	1.19%	1.23%	(0.33%)	111.07%
17.50%	264,977	1.19%	1.26%	(0.24%)	49.68%
17.60%	247,926	1.19%	1.27%	0.06%	47.13%
6.63%	233,717	1.19%(g)	1.25%(g)	0.14%	38.68%
21.13%	242,085	1.19%(g)	1.26%(g)	0.29%	33.79%

(18.69%)	280	1.90%(g)	2.08%(g)	(1.12%)	26.38%
40.20%	329	1.90%	2.07%	(1.01%)	111.07%
16.71%	1,143	1.90%	2.08%	(0.94%)	49.68%
16.75%	1,428	1.90%	2.11%	(0.58%)	47.13%
5.88%	2,963	1.90%(g)	2.07%(g)	(0.56%)	38.68%
20.26%	3,544	1.90%(g)	2.09%(g)	(0.40%)	33.79%

(18.31%)	122,591	0.97%(g)	1.01%(g)	(0.18%)	26.38%
41.61%	158,581	0.97%	1.01%	(0.11%)	111.07%
17.79%	121,611	0.97%	1.04%	(0.01%)	49.68%
17.84%	113,600	0.97%	1.05%	0.29%	47.13%
6.90%	106,337	0.97%(g)	1.03%(g)	0.36%	38.68%
21.33%	109,418	0.98%(g)	1.05%(g)	0.49%	33.79%

(18.35%)	10,859	0.90%(g)	1.00%(g)	(0.12%)	26.38%
41.77%	14,953	0.90%	1.00%	(0.05%)	111.07%
17.89%	10,982	0.90%	1.01%	0.05%	49.68%
17.90%	8,839	0.90%	1.03%	0.34%	47.13%
6.99%	6,801	0.90%(g)	1.01%(g)	0.43%	38.68%
21.45%	6,507	0.90%(g)	1.01%(g)	0.59%	33.79%

(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to less than 0.01%.
(h)	Less than $0.005 per share.

2022 Semi-Annual Report	105

2

Financial Highlights (continued)

For a Share Outstanding Throughout the Periods Indicated

abrdn U.S. Sustainable Leaders Smaller Companies Fund

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2022*	$11.09	$(0.02)	$ (1.87)	$ (1.89)	$ –	$(2.67)	$(2.67)	$ 6.53
Year Ended October 31, 2021	8.08	(0.04)	4.06	4.02	–	(1.01)	(1.01)	11.09
Year Ended October 31, 2020	7.59	(0.01)	0.96	0.95	– (j)	(0.46)	(0.46)	8.08
Year Ended October 31, 2019	6.85	0.01	1.09	1.10	–	(0.36)	(0.36)	7.59
Year Ended October 31, 2018	8.52	0.02	0.62	0.64	–	(2.31)	(2.31)	6.85
Year Ended October 31, 2017	8.81	(0.12)	0.90	0.78	–	(1.07)	(1.07)	8.52
Class C Shares
Six Months Ended April 30, 2022*	1.51	(0.01)	(0.26)	(0.27)	–	(0.34)	(0.34)	0.90
Year Ended October 31, 2021	1.84	(0.02)	0.70	0.68	–	(1.01)	(1.01)	1.51
Year Ended October 31, 2020	2.08	(0.02)	0.25	0.23	(0.01)	(0.46)	(0.47)	1.84
Year Ended October 31, 2019	2.17	(0.01)	0.28	0.27	–	(0.36)	(0.36)	2.08
Year Ended October 31, 2018	4.22	(0.01)	0.27	0.26	–	(2.31)	(2.31)	2.17
Year Ended October 31, 2017	4.92	(0.09)	0.46	0.37	–	(1.07)	(1.07)	4.22
Class R Shares
Six Months Ended April 30, 2022*	9.54	(0.03)	(1.60)	(1.63)	–	(2.32)	(2.32)	5.59
Year Ended October 31, 2021	7.09	(0.06)	3.52	3.46	–	(1.01)	(1.01)	9.54
Year Ended October 31, 2020	6.73	(0.03)	0.85	0.82	–	(0.46)	(0.46)	7.09
Year Ended October 31, 2019	6.13	(0.01)	0.97	0.96	–	(0.36)	(0.36)	6.73
Year Ended October 31, 2018	7.88	– (j)	0.56	0.56	–	(2.31)	(2.31)	6.13
Year Ended October 31, 2017	8.25	(0.13)	0.83	0.70	–	(1.07)	(1.07)	7.88
Institutional Service Class Shares
Six Months Ended April 30, 2022*	11.68	(0.01)	(1.97)	(1.98)	–	(2.82)	(2.82)	6.88
Year Ended October 31, 2021	8.45	(0.03)	4.27	4.24	–	(1.01)	(1.01)	11.68
Year Ended October 31, 2020	7.92	– (j)	1.00	1.00	(0.01)	(0.46)	(0.47)	8.45
Year Ended October 31, 2019	7.11	0.03	1.14	1.17	–	(0.36)	(0.36)	7.92
Year Ended October 31, 2018	8.75	0.04	0.63	0.67	–	(2.31)	(2.31)	7.11
Year Ended October 31, 2017	9.00	(0.10)	0.92	0.82	–	(1.07)	(1.07)	8.75
Institutional Class Shares
Six Months Ended April 30, 2022*	12.21	(0.01)	(2.07)	(2.08)	–	(2.91)	(2.91)	7.22
Year Ended October 31, 2021	8.78	(0.01)	4.45	4.44	–	(1.01)	(1.01)	12.21
Year Ended October 31, 2020	8.20	0.01	1.04	1.05	(0.01)	(0.46)	(0.47)	8.78
Year Ended October 31, 2019	7.34	0.04	1.18	1.22	–	(0.36)	(0.36)	8.20
Year Ended October 31, 2018	8.95	0.05	0.65	0.70	–	(2.31)	(2.31)	7.34
Year Ended October 31, 2017	9.17	(0.10)	0.95	0.85	–	(1.07)	(1.07)	8.95

*	Unaudited

(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Indicates the dividend expense charged for the period to average net assets.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

106	2022 Semi-Annual Report

3

Financial Highlights (concluded)

For a Share Outstanding Throughout the Periods Indicated

abrdn U.S. Sustainable Leaders Smaller Companies Fund (concluded)

	Ratios/Supplemental Data

Total Return (b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Dividend Expense (f)(g)	Portfolio Turnover (c)(h)
(22.55%)	$ 9,723	1.22%	2.01%	(0.47%)	–	27.67%
53.27%	10,032	1.22%(i)	2.42%(i)	(0.45%)	–	157.35%
12.88%	7,618	1.24%(i)	2.13%(i)	(0.17%)	–	45.98%
17.62%	8,481	1.25%	2.09%	0.20%	–	54.04%
8.32%	7,466	1.32%(i)	2.03%(i)	0.34%	0.04%	112.97%
9.69%	9,479	2.80%(i)	3.22%(i)	(1.39%)	1.18%	35.38%

(23.20%)	501	1.90%	2.77%	(1.18%)	–	27.67%
51.76%	633	1.90%(i)	3.16%(i)	(1.14%)	–	157.35%
11.83%	528	1.90%(i)	2.84%(i)	(0.85%)	–	45.98%
17.22%	4,734	1.90%	2.83%	(0.48%)	–	54.04%
7.45%	1,345	1.97%(i)	2.77%(i)	(0.32%)	0.04%	112.97%
8.89%	1,837	3.47%(i)	4.09%(i)	(2.05%)	1.21%	35.38%

(22.67%)	2,449	1.55%	2.34%	(0.80%)	–	27.67%
52.76%	3,071	1.55%(i)	2.75%(i)	(0.78%)	–	157.35%
12.54%	1,952	1.43%(i)	2.32%(i)	(0.37%)	–	45.98%
17.39%	1,924	1.55%	2.39%	(0.09%)	–	54.04%
7.89%	1,895	1.69%(i)	2.40%(i)	(0.04%)	0.04%	112.97%
9.35%	2,269	3.14%(i)	3.56%(i)	(1.72%)	1.18%	35.38%

(22.46%)	375	1.02%	1.81%	(0.36%)	–	27.67%
53.56%	159	1.05%(i)	2.25%(i)	(0.33%)	–	157.35%
12.96%	340	1.04%(i)	1.93%(i)	0.02%	–	45.98%
17.96%	480	1.05%	1.89%	0.45%	–	54.04%
8.50%	679	1.07%(i)	1.79%(i)	0.55%	0.04%	112.97%
9.96%	840	2.62%(i)	3.04%(i)	(1.21%)	1.17%	35.38%

(22.49%)	5,316	0.90%	1.82%	(0.16%)	–	27.67%
53.85%	5,531	0.90%(i)	2.24%(i)	(0.12%)	–	157.35%
13.14%	3,451	0.90%(i)	1.94%(i)	0.17%	–	45.98%
18.10%	4,580	0.90%	1.89%	0.58%	–	54.04%
8.69%	5,583	0.98%(i)	1.83%(i)	0.63%	0.06%	112.97%
10.12%	12,413	2.56%(i)	3.07%(i)	(1.13%)	1.30%	35.38%

(g)	Dividend expense ratio includes broker related expenses for securities sold short.
(h)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(i)	Includes interest expense that amounts to less than 0.01% for Class A, Class C, Class R, Institutional Service Class and Institutional Class for the years ended October 31, 2021, October 31, 2020 and October 31, 2018. Includes interest expense that amounts to 0.01% for Class A, Class C, Class R, Institutional Service Class and Institutional Class for the year ended October 31, 2017.
(j)	Less than $0.005 per share.

2022 Semi-Annual Report	107

4

Notes to Financial Statements

April 30, 2022 (Unaudited)

1. Organization

abrdn Funds (the "Trust"), formerly Aberdeen Funds, was organized as a statutory trust under the laws of the state of Delaware by a Certificate of Trust filed on September 27, 2007 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of April 30, 2022, the Trust had authorized an unlimited number of shares of beneficial interest ("shares") without par value. As of April 30, 2022, the Trust operated twenty (20) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the fourteen (14) funds listed below (each a "Fund"; collectively, the "Funds"):

–	abrdn China A Share Equity Fund (formerly, Aberdeen China A Share Equity Fund) ("China A Share Equity Fund")
–	abrdn Dynamic Dividend Fund (formerly, Aberdeen Dynamic Dividend Fund) ("Dynamic Dividend Fund")
–	abrdn Emerging Markets ex-China Fund (formerly, Aberdeen Global Equity Fund) ("Emerging Markets ex-China Fund")
–	abrdn Emerging Markets Fund (formerly, Aberdeen Emerging Markets Fund) ("Emerging Markets Fund")
–	abrdn Emerging Markets Sustainable Leaders Fund (formerly, Aberdeen Emerging Markets Sustainable Leaders Fund) ("Emerging Markets Sustainable Leaders Fund")
–	abrdn Global Equity Impact Fund (formerly, Aberdeen Global Equity Impact Fund) ("Global Equity Impact Fund")
–	abrdn Global Infrastructure Fund (formerly, Aberdeen Global Infrastructure Fund) ("Global Infrastructure Fund")
–	abrdn International Real Estate Equity Fund (formerly, Aberdeen International Real Estate Equity Fund) ("International Real Estate Equity Fund")
–	abrdn International Small Cap Fund (formerly, Aberdeen International Small Cap Fund) ("International Small Cap Fund")
–	abrdn International Sustainable Leaders Fund (formerly, Aberdeen International Sustainable Leaders Fund) ("International Sustainable Leaders Fund")
–	abrdn Realty Income & Growth Fund (formerly, Aberdeen Realty Income & Growth Fund) ("Realty Income & Growth Fund")
–	abrdn U.S. Small Cap Equity Fund (formerly, Aberdeen U.S. Small Cap Equity Fund) ("U.S. Small Cap Equity Fund")
–	abrdn U.S. Sustainable Leaders Fund (formerly, Aberdeen U.S. Sustainable Leaders Fund) ("U.S. Sustainable Leaders Fund")
–	abrdn U.S. Sustainable Leaders Smaller Companies Fund (formerly, Aberdeen U.S. Sustainable Leaders Smaller Companies Fund) ("U.S. Sustainable Leaders Smaller Companies Fund")

2. Summary of Significant Accounting Policies

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.

a.	Security Valuation

The Funds value their securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Funds' Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the "Valuation Time" subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to

108	2022 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument's level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. Open-end mutual funds are valued at the respective net asset value ("NAV") as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Board. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board of Trustees of the Trust (the "Board"). If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional "round lot" size, and the strategies employed by abrdn Inc. (formerly, Aberdeen Standard Investments Inc.) ("abrdn" or the "Adviser") generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, "odd lot" sizes. Odd lots may trade at lower or, occasionally, higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. Each Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a "government money market fund" pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 NAV. Generally, these investment types are categorized as Level 1 investments.

Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security's market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time), the security is valued at fair value as determined by the Funds' Pricing Committee (the "Pricing Committee"), taking into account the relevant factors and surrounding circumstances using Valuation and Liquidity Procedures approved by the Board. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

The three-level hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical investments;
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or
•	Level 3 – significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

2022 Semi-Annual Report	109

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.

The following is a summary of the inputs used as of April 30, 2022 in valuing the Funds' investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Please refer to the Statements of Investments for a detailed breakout of the security types:

Investments, at Value	LEVEL 1 – Quoted Prices ($)	LEVEL 2 – Other Significant Observable Inputs ($)	LEVEL 3 – Significant Unobservable Inputs ($)	Total ($)
China A Share Equity Fund
Investments in Securities
Common Stocks	0	48,882,187	–	48,882,187
Exchange-Traded Funds	11,173	–	–	11,173
Short-Term Investment	2,976,470	–	–	2,976,470
	2,987,643	48,882,187	–	51,869,830

Dynamic Dividend Fund
Investments in Securities
Common Stocks	71,563,019	39,843,627	–	111,406,646
Preferred Stocks	–	1,500,276	–	1,500,276
Short-Term Investment	1,539,229	–	–	1,539,229
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	–	108,584	–	108,584
	73,102,248	41,452,487	–	114,554,735

Emerging Markets ex-China Fund
Investments in Securities
Common Stocks	6,511,492	15,483,890	–	21,995,382
Preferred Stocks	450,973	2,029,451	–	2,480,424
Short-Term Investment	183,115	–	–	183,115
	7,145,580	17,513,341	–	24,658,921

Emerging Markets Fund
Investments in Securities
Common Stocks	543,353,803	2,406,496,168	0	2,949,849,971
Preferred Stocks	59,789,209	243,598,004	–	303,387,213
Short-Term Investment	9,615,181	–	–	9,615,181
	612,758,193	2,650,094,172	0	3,262,852,365

Emerging Markets Sustainable Leaders Fund
Investments in Securities
Common Stocks	22,656,292	101,219,988	–	123,876,280
Preferred Stocks	2,398,109	10,885,443	–	13,283,552
Short-Term Investment	1,299,529	–	–	1,299,529
	26,353,930	112,105,431	–	138,459,361

110	2022 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

Investments, at Value	LEVEL 1 – Quoted Prices ($)	LEVEL 2 – Other Significant Observable Inputs ($)	LEVEL 3 – Significant Unobservable Inputs ($)	Total ($)
Global Equity Impact Fund
Investments in Securities
Common Stocks	26,452,628	29,142,101	–	55,594,729
Short-Term Investment	1,125,151	–	–	1,125,151
	27,577,779	29,142,101	–	56,719,880

Global Infrastructure Fund
Investments in Securities
Common Stocks	29,887,410	24,150,802	–	54,038,212
Short-Term Investment	697,049	–	–	697,049
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	–	2,814	–	2,814
	30,584,459	24,153,616	–	54,738,075

International Real Estate Equity Fund
Investments in Securities
Common Stocks	2,538,468	13,991,289	0	16,529,757
Short-Term Investment	733,623	–	–	733,623
	3,272,091	13,991,289	0	17,263,380

International Small Cap Fund
Investments in Securities
Common Stocks	67,188,909	183,849,759	–	251,038,668
Preferred Stocks	–	7,144,190	–	7,144,190
Short-Term Investment	5,452,275	–	–	5,452,275
	72,641,184	190,993,949	–	263,635,133

International Sustainable Leaders Fund
Investments in Securities
Common Stocks	12,939,385	95,887,921	0	108,827,306
Short-Term Investment	1,348,952	–	–	1,348,952
	14,288,337	95,887,921	0	110,176,258

Realty Income & Growth Fund
Investments in Securities
Common Stocks	52,628,188	–	–	52,628,188
Short-Term Investment	1,104,245	–	–	1,104,245
	53,732,433	–	–	53,732,433

U.S. Small Cap Equity Fund
Investments in Securities
Common Stocks	869,043,110	–	–	869,043,110
Short-Term Investment	8,736,654	–	–	8,736,654
	877,779,764	–	–	877,779,764

2022 Semi-Annual Report	111

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

Investments, at Value	LEVEL 1 – Quoted Prices ($)	LEVEL 2 – Other Significant Observable Inputs ($)	LEVEL 3 – Significant Unobservable Inputs ($)	Total ($)
U.S. Sustainable Leaders Fund
Investments in Securities
Common Stocks	388,537,282	–	–	388,537,282
Short-Term Investment	7,123,086	–	–	7,123,086
	395,660,368	–	–	395,660,368
U.S. Sustainable Leaders Smaller Companies Fund
Investments in Securities
Common Stocks	17,825,722	–	–	17,825,722
Short-Term Investment	558,177	–	–	558,177
	18,383,899	–	–	18,383,899

Amounts listed as "–" are $0 or round to $0.

For the six-months ended April 30, 2022, there were no significant changes to the fair valuation methodologies. Level 3 investments held during and at the end of the six-month period ended April 30, 2022 in relation to net assets, of the International Real Estate Equity Fund and International Sustainable Leaders Fund, were not significant (0.0% of total net assets) and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2022 is not presented. The valuation technique used at April 30, 2022 was fair valuation at zero pursuant to procedures approved by the Fund's Board of Trustees.

A reconciliation of the Level 3 investments held during and at the end of the six-month period ended April 30, 2022 for the Emerging Markets Fund is presented below. The valuation technique used at April 30, 2022 was fair valuation at zero pursuant to procedures approved by the Fund's Board of Trustees.

Investments in Securities	Balance as of October 31, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of April, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Held at April 30, 2022
Emerging Markets Fund
Common Stocks
Russia	$–	$–	$–	$(248,433,616)	$–	$–	$248,433,616	$–	$–	$(248,433,616)
TOTAL	$–	$–	$–	$(248,433,616)	$–	$–	$248,433,616	$–	$–	$(248,433,616)

Amounts listed as "–" are $0 or round to $0.

b.	Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the "1933 Act"). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

c.	Foreign Currency Translation

Foreign securities, currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the Valuation Time, as provided by an independent pricing service. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations

112	2022 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies within the Statements of Operations.

d.	Rights Issues and Warrants

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company's discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

e.	Derivative Financial Instruments

Certain Funds are authorized to use derivatives to manage currency risk, credit risk, and interest rate risk and to replicate, or use as a substitute for, physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities (See Note 10).

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are used to manage a Fund's currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to the benchmark. The use of forward contracts allows the separation of decision-making between markets and their currencies. The forward contract is marked-to market daily and the change in market value is recorded by a Fund as unrealized appreciation/(depreciation). Forward contracts' prices are received daily from an independent pricing provider. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These realized and unrealized gains and losses are reported on the Statements of Operations. During the period, the Funds used forward contracts for the purposes of efficient portfolio management and managing active currency risk relative to the benchmark, the latter of which involves both hedging currency risk and adding currency risk in excess of underlying bond positions.

While a Fund may enter into forward contracts to seek to reduce currency exchange rate risks, transactions in such contracts involve certain risks. A Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. Thus, while a Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for a Fund than if it had not engaged in any such transactions. Moreover, there may be an imperfect correlation between a Fund's portfolio holdings or securities quoted or denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent a Fund from achieving a complete hedge, which will expose the Fund to the risk of foreign exchange loss.

Forward contracts are subject to the risk that the counterparties to such contracts may default on their obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force a Fund to cover its purchase or sale commitments, if any, at the market price at the time of the default.

Summary of Derivative Instruments

Certain Funds may use derivatives for various purposes as noted above. The following is a summary of the location of fair value amounts of derivatives, not accounted for as hedging instruments, as of April 30, 2022:

Location on the Statement of Assets and Liabilities
Derivative Instrument Risk Type	Asset Derivatives	Liability Derivatives
Foreign Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts

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The following is a summary of the fair value of derivative instruments, not accounted for as hedging instruments, as of April 30, 2022:

	Asset Derivatives
Funds	Total Value at April 30, 2022	Written Options, at value (Equity Risk)	Centrally Cleared Credit Default Swaps (Credit Risk)	Centrally Cleared Interest Rate Swaps (Interest Rate Risk)	Forward Foreign Exchange Contracts (Foreign Exchange Risk)	Futures Contracts (Interest Rate Risk)
Dynamic Dividend Fund	$108,584	$–	$–	$–	$108,584	$–
Global Infrastructure Fund	2,814	–	–	–	2,814	–

Certain funds have transactions that may be subject to enforceable master netting arrangements. A reconciliation of the gross amounts on the Statements of Assets and Liabilities as of April 30, 2022 to the net amounts by broker and derivative type, including any collateral received or pledged, is included in the following tables:

		Gross Amounts Not Offset in Statement of Assets & Liabilities				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in Statement of Financial Position	Financial Instruments	Collateral Received(1)	Net Amount(3)	Gross Amounts of Liabilities Presented in Statement of Financial Position	Financial Instruments	Collateral Pledged(1)	Net Amount(3)
Description	Assets				Liabilities
Dynamic Dividend Fund
Forward foreign currency(2)
Royal Bank of Canada	$108,584	$–	$–	$108,584	$–	$–	$–	$–

1.	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
2.	Includes financial instrument which is not subject to a master netting arrangement across funds, or another similar arrangement.
3.	Net amounts represent the net receivables/(payable) that would be due from/to the counterparty in the event of default. Exposure from financial derivative instruments can only be netted across transactions governed under the same master netting agreement with the same legal entity.

		Gross Amounts Not Offset in Statement of Assets & Liabilities				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in Statement of Financial Position	Financial Instruments	Collateral Received(1)	Net Amount(3)	Gross Amounts of Liabilities Presented in Statement of Financial Position	Financial Instruments	Collateral Pledged(1)	Net Amount(3)
Description	Assets				Liabilities
Global Infrastructure Fund
Forward foreign currency(2)
Royal Bank of Canada	$2,814	$–	$–	$2,814	$–	$–	$–	$–

1.	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
2.	Includes financial instrument which is not subject to a master netting arrangement across funds, or another similar arrangement.
3.	Net amounts represent the net receivables/(payable) that would be due from/to the counterparty in the event of default. Exposure from financial derivative instruments can only be netted across transactions governed under the same master netting agreement with the same legal entity.

The following is a summary of the location of realized gain/(loss) and net change in unrealized appreciation/(depreciation) on derivatives in the Statement of Operations for the six-month period ended April 30, 2022:

Derivative Instrument Risk Type	Location on the Statement of Operations
Foreign Exchange Risk	Realized gain/(loss) on forward foreign currency exchange contracts/ Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts

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The following is a summary of the effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2022:

	Realized Gain or (Loss) on Derivatives Recognized in the Statement of Operations
Funds	Total	Investment Transactions (Equity Risk)	Written Options (Equity Risk)	Credit Default Swaps (Credit Risk)	Interest Rate Swaps (Interest Rate Risk)	Forward Foreign Exchange Contracts (Foreign Exchange Risk)	Futures Contracts (Interest Rate Risk)
Dynamic Dividend Fund	$165,054	$–	$–	$–	$–	$165,054	$–
Global Infrastructure Fund	8,916	–	–	–	–	8,916	–

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations
Funds	Total	Investment Transactions (Equity Risk)	Written Options (Equity Risk)	Credit Default Swaps (Credit Risk)	Interest Rate Swaps (Interest Rate Risk)	Forward Foreign Exchange Contracts (Foreign Exchange Risk)	Futures Contracts (Interest Rate Risk)
Dynamic Dividend Fund	$110,598	$–	$–	$–	$–	$110,598	$–
Global Infrastructure Fund	4,093	–	–	–	–	4,093	–

Information about derivatives reflected as of the date of this report is generally indicative of the type of activity for the six-month period ended April 30, 2022. The table below summarizes the weighted average values of derivatives holdings by the Funds during the six-month period ended April 30, 2022.

Fund	Purchase Forward Foreign Currency Contracts (Average Notional Value)	Sale Forward Foreign Currency Contracts (Average Notional Value)
Dynamic Dividend Fund	$–	$2,954,032
Global Infrastructure Fund	–	1,774,009

f.	Security Transactions, Investment Income and Expenses

Security transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded generally on the ex-date, except for certain dividends and corporate actions which may be recorded after the ex-date, as soon as a Fund acquires information regarding such dividends or corporate actions.

Interest income and expenses are recorded on an accrual basis. Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among the relevant Funds based on net assets of each Fund as of month-end. For each of the Funds, the method for allocating income, fund level expenses, and realized and unrealized gains or losses to a class is based on the average net asset value of that class' shares in proportion to the average net assets of the relevant Fund when incurred. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

g.	Distributions

Distributions from net investment income, if any, are declared and paid annually for all Funds except the Dynamic Dividend Fund, which declares and pays monthly, and the Global Infrastructure Fund and Realty Income & Growth Fund, which declare and pay quarterly. The Funds will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange

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Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

gains, if any. Dividends and distributions to shareholders are recorded on the ex-dividend date. The Funds will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currencies and loss deferrals.

h.	Federal Income Taxes

Each Fund intends to continue to qualify as a "regulated investment company" by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Funds from all federal income taxes. Therefore, no federal income tax provision is required. Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Funds' U.S. federal and state tax returns for each of the most recent four fiscal years up to the most recent fiscal year ended October 31, 2021 are subject to such review.

i.	Foreign Withholding Tax

Dividend and interest income from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes and are recorded on the Statement of Operations. The Funds file for tax reclaims for the refund of such withholdings taxes according to tax treaties. Tax reclaims that are deemed collectible are booked as tax reclaim receivable on the Statement of Assets and Liabilities. Foreign tax authorities can examine previously filed withholding tax reclaims for various periods of time, depending on the statute of limitations in each foreign jurisdiction. In some cases, amounts that have been refunded by foreign tax authorities and received by the Funds are still subject to such review.

The Dynamic Dividend Fund has received requests from the German Federal Tax Office ("GTO") for additional documents and information relating to withholding tax refunds from 2009-2011 that the Fund has previously received and recorded. The tax refunds previously received amount to approximately 1.19% of the Dynamic Dividend Fund's net assets as of April 30, 2022. Of the 1.19%, 0.82% are contested by the GTO. The Dynamic Dividend Fund may be required to return all or certain amounts or pay a settlement in connection with the GTO request. Based on information available as of the date of this semi annual report, an estimated repayment amount has been accrued as a liability and is reflected within the Dynamic Dividend Fund's net asset value, which impacts its performance. Furthermore, upon final determination of the GTO, if the actual amount payable is greater than the amount currently accrued, and subject to the level of assets under management at the time of any subsequent adjustments, the Dynamic Dividend Fund's net asset value and performance may be materially adversely impacted. The precise amount of the repayment remains uncertain as the matter remains unsettled with the GTO.

In addition, the Funds may be subject to capital gains tax in certain countries in which they invest. The above taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties with some of these countries. The Funds accrue such taxes when the related income is earned.

In addition, when the Funds sell securities within certain countries in which they invest, the capital gains realized may be subject to tax. Based on these market requirements and as required under GAAP, the Funds accrue deferred capital gains tax on securities currently held that have unrealized appreciation within these countries. The amount of deferred capital gains tax accrued is reported on the Statement of Operations as part of the Net Change in Unrealized Appreciation/Depreciation on Investments.

Performance shown for periods after December 16, 2016 for the Predecessor Fund of the abrdn International Sustainable Leaders Fund and after February 1, 2017 for the Predecessor Fund of the abrdn Global Equity Impact Fund reflect the Predecessor Funds' receipt of various payments of Article 63 EU Tax Reclaims related to the prior years. Prior to this receipt there was no certainty that the Predecessor Funds would receive any amounts, and thus each Predecessor Fund's performance previously did not reflect any anticipated receipt of these payments. The receipt of these extraordinary payments effectively increased each Predecessor Fund's performance for all periods that include payments in a manner that may not recur in the future, and the Fund's performance was significantly higher for those periods than it would have been had the Fund not received payment of the Article 63 EU Tax Reclaims.

abrdn International Sustainable Leaders Fund. The performance shown in "Performance" in the Fund's Average Annual Total Return table reflects the receipt of the payment of Article 63 EU Tax Reclaims. At the time of receipt, those payments resulted in an increase in net assets of approximately 5.4% and 2.1%, in 2017 and 2019, respectively. Past returns would have been higher had the Predecessor Fund not originally paid the withholding taxes that relate to the EU reclaims that are now being returned. There can be no assurance that the Fund will receive additional Article 63 EU Tax Reclaim payments or maintain this level of performance in the future.

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The abrdn International Sustainable Leaders Fund has Article 63 EU Tax Reclaims outstanding related to prior years (2006-2020). Consistent with U.S. GAAP accrual requirements, the Fund has recognized the Article 63 EU Tax Reclaims when a payment has been received, and has not recorded a receivable amount for any outstanding Article 63 EU Tax Reclaims because there is limited historical precedent for U.S. funds collecting reclaims of this magnitude and the total amount of the reclaims that the Fund may receive in the future is uncertain. Any additional amounts to which the Fund may be entitled, if and when recorded, likely would result in an increase in the net asset value per share of the Fund at that time. In addition, Article 63 EU Tax Reclaims amounts received will be subject to tax. As noted above, the Internal Revenue Service has not yet finalized the amount of taxes that the Fund must pay on these amounts; however, based on information available as of the date of this Semi-annual report, an estimated tax amount has been accrued and is reflected (approx. 11.8% of net assets). For tax accounting purposes, interest payments received on these payments (if any) are treated as income and are distributed in due course. Additionally, fluctuations in the value of foreign currencies may affect the Fund's tax liability, because the Internal Revenue Service may require the Fund to pay any taxes owed on interest payments on Article 63 EU Tax Reclaims amounts in U.S Dollars based on the foreign currency exchange rate with the applicable jurisdiction that was in effect at the time the Article 63 EU Tax Reclaims amounts were received by the Predecessor Fund. As of April 30, 2022, the total amount of reclaims filed for which no payments have been received by the Fund in the countries that may be affected by the European courts' decisions (namely, Spain, Germany, France, Poland, and Sweden) represents approximately 6.84% of net assets of the Fund before the impact of interest or any tax or additional costs incurred in the pursuit of such reclaims. These amounts net of estimated taxes (but excluding the impact of interest or tax on such interest) represented 2.05% of net assets of the Fund. Receipt by the Fund of these amounts would make the Fund's performance seem higher than it would be as a result of the performance of its portfolio investments.

abrdn Global Equity Impact Fund. The performance shown in "Performance" in the Fund's Average Annul Total Return table reflects the receipt of the payment of Article 63 EU Tax Reclaims. At the time of receipt, those payments resulted in an increase in net assets of approximately 3.1%, 0.3% and 0.9%, in 2017, 2018 and 2019, respectively. Past returns would have been higher had the Predecessor Fund not originally paid the withholding taxes that relate to the EU reclaims that are now being returned. There can be no assurance that the Fund will receive additional Article 63 EU Tax Reclaim payments or maintain this level of performance in the future.

The abrdn Global Equity Impact Fund has Article 63 EU Tax Reclaims outstanding related to prior years (2005-2015). Consistent with U.S. GAAP accrual requirements, the Fund has recognized the Article 63 EU Tax Reclaims when a payment has been received, and has not recorded a receivable amount for any outstanding Article 63 EU Tax Reclaims because there is limited historical precedent for U.S. funds collecting reclaims of this magnitude and the total amount of the reclaims that the Fund may receive in the future is uncertain. Any additional amounts to which the Fund may be entitled, if and when recorded, likely would result in an increase in the net asset value per share of each fund at that time. In addition, Article 63 EU Tax Reclaims amounts received will be subject to tax. As noted above, the Internal Revenue Service has not yet finalized the amount of taxes that the Fund must pay on these amounts; however, based on information available as of the date of this Semi-annual report, an estimated tax amount has been accrued and is reflected (approx. 6.2% of net assets). For tax accounting purposes, interest payments received on these payments (if any) are treated as income and are distributed in due course. Additionally, fluctuations in the value of foreign currencies may affect the Fund's tax liability, because the Internal Revenue Service may require the Fund to pay any taxes owed on interest payments on Article 63 EU Tax Reclaims amounts in U.S Dollars based on the foreign currency exchange rate with the applicable jurisdiction that was in effect at the time the Article 63 EU Tax Reclaims amounts were received by the Predecessor Fund. As of April 30, 2022, the total amount of reclaims filed for which no payments have been received by the Fund in the countries that may be affected by the European courts' decisions (namely, Spain, Germany, France, and Sweden) represented approximately 8.43% of net assets of the Fund before the impact of interest or any tax or additional costs incurred in the pursuit of such reclaims. These amounts net of estimated taxes (but excluding the impact of interest or tax on such interest) represented 2.53% of net assets of the Predecessor Fund. Receipt by the Fund of these amounts would make the Fund's performance seem higher than it would be as a result of the performance of its portfolio investments.

There were no payments received on tax reclaims for the six-month period ended April 30, 2022. The payments received on tax reclaims from prior periods were as follows:

	Amount	Percent of Total Net Assets	Received Date Range
Global Equity Impact Fund
Withholding Tax Refunds Received from Country:

Finland	$ 500,000	0.25%*	5/21/2015
Poland	4,400,193	4.68%**	2/1/2017-2/24/2017
Poland	380,000	0.59%***	8/22/2018
Poland	1,011,000	1.62%****	2/12/2019-9/4/2019

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Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

	Amount	Percent of Total Net Assets	Received Date Range
International Sustainable Leaders Fund
Withholding Tax Refunds Received from Country:

Finland	$ 1,355,000	0.35%*	5/21/2015
Poland	16,452,314	7.74%**	12/16/16-2/24/2017
Poland	5,504,000	3.68%****	12/12/2018-9/4/2019

*	As of October 31, 2015
**	As of October 31, 2017
***	As of October 31, 2018
****	As of October 31, 2019

j.	Securities Lending

Through an agreement with Securities Finance Trust Company as the Lending Agent and State Street Bank and Trust Company (the Funds' custodian), the Funds may lend their portfolio securities to brokers, dealers and other financial institutions that pay a negotiated fee in order to generate additional income. The Funds receive non-cash collateral in the form of U.S. Government Securities, with respect to each loan of U.S. securities, typically equal to at least 102% of the value of the portfolio securities loaned, and, with respect to each loan of non-U.S. securities, typically equal to at least 105% of the value of the portfolio securities loaned, and at all times thereafter require the borrower to mark to market such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio securities so loaned.

Income generated from securities lending includes the difference between (i) the sum of income received from the investment of collateral received from the borrowers that are counterparties to loans, loan fees received from loans, and fees paid by borrower on loans collateralized with collateral other than cash collateral; and ii) any rebate paid to a borrower, and any other allocable fees and expenses in connection with loans of securities. All income is accrued daily and is apportioned 90% to the Funds and 10% to the Lending Agent.

The Funds continue to own the loaned securities and continue to recognize unrealized gains and losses on the securities on loan. However, securities lending involves certain risks including the event of default or insolvency of the borrower and possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan. Securities on loan are noted within the Statement of Investments. Non-cash securities lending collateral held by the Lending Agent on behalf of the Funds cannot be sold or repledged by the Funds and, therefore, this amount is not presented on the Funds' Statements of Investments.

At April 30, 2022, the Funds did not have any securities on loan.

3. Agreements and Transactions with Affiliates

a.	Investment Adviser

Under the Investment Advisory Agreement with the Trust, abrdn manages the Funds in accordance with the policies and procedures established by the Board.

For services provided under the terms of the current Investment Advisory Agreement, each Fund pays the Adviser an annual management fee (as a percentage of its average daily net assets) paid monthly according to the following schedule:

Fund	Fee Schedule
China A Share Equity Fund	Up to $500 million	0.85%
	$500 million up to $2 billion	0.80%
	On $2 billion and more	0.75%
Dynamic Dividend Fund	Up to $250 million	1.00%
	On $250 million and more	0.95%
Emerging Markets ex-China Fund	Up to $500 million	0.90%
	$500 million up to $2 billion	0.85%
	On $2 billion and more	0.80%
Emerging Markets Fund	On all assets	0.90%
Emerging Markets Sustainable Leaders Fund	On all assets	0.80%

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April 30, 2022 (Unaudited)

Fund	Fee Schedule
Global Equity Impact Fund	Up to $500 million	0.75%
	$500 million up to $2 billion	0.73%
	On $2 billion and more	0.70%
Global Infrastructure Fund	Up to $250 million	0.85%
	$250 million up to $750 million	0.80%
	$750 million to $1 billion	0.75%
	On $1 billion and more	0.65%
International Real Estate Equity Fund	On all assets	1.00%
International Small Cap Fund	Up to $100 million	0.85%
	On $100 million and more	0.75%
International Sustainable Leaders Fund	Up to $500 million	0.75%
	$500 million up to $2 billion	0.73%
	On $2 billion and more	0.70%
Realty Income & Growth Fund	Up to $250 million	1.00%
	$250 million up to $750 million	0.95%
	$750 million up to $1 billion	0.90%
	On $1 billion and more	0.80%
U.S. Small Cap Equity Fund	Up to $100 million	0.95%
	On $100 million and more	0.80%
U.S. Sustainable Leaders Fund	Up to $500 million	0.75%
	$500 million up to $2 billion	0.70%
	On $2 billion and more	0.65%
U.S. Sustainable Leaders Smaller Companies Fund	Up to $500 million	0.75%
	$500 million up to $2 billion	0.70%
	On $2 billion and more	0.65%

The Adviser has engaged the services of affiliates abrdn Asia Limited (formerly, Aberdeen Standard Investments (Asia) Limited) and Aberdeen Asset Managers Limited ("AAML") as subadvisers (the "Subadvisers") pursuant to subadvisory agreements. The Subadvisers manage a portion of certain Funds' investments and have the responsibility for making all investment decisions for the portion of a Fund's assets they manage. Pursuant to the subadvisory agreements, the Adviser pays fees to the Subadvisers.

The Trust and abrdn have entered into written contracts ("Expense Limitation Agreements") limiting operating expenses for all classes of the Funds from exceeding the amounts listed in the tables below. For each Fund this contractual limitation may not be terminated before February 28, 2023 without the approval of the Trustees who are not "interested persons" of the Trust, as such term is defined by the 1940 Act (the "Independent Trustees"). For each Fund except the Dynamic Dividend Fund, Global Infrastructure Fund, Global Equity Impact Fund and International Sustainable Leaders Fund, this limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, acquired fund fees and expenses, Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A shares, Class R shares, and Institutional Service Class shares and extraordinary expenses. The Expense Limitation Agreement with respect to the Dynamic Dividend Fund and Global Infrastructure Fund excludes certain expenses, including any interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. The Expense Limitation Agreement with respect to the Global Equity Impact Fund and International Sustainable Leaders Fund excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, acquired fund fees and expenses and Rule 12b-1 fees for Class A shares and extraordinary expenses.

Fund	Limit
China A Share Equity Fund	0.99%
Emerging Markets ex-China Fund	1.10%
Emerging Markets Fund	1.10%
Emerging Markets Sustainable Leaders Fund	1.10%
International Small Cap Fund	0.99%
U.S. Small Cap Equity Fund	0.99%
U.S. Sustainable Leaders Fund	0.90%
U.S. Sustainable Leaders Smaller Companies Fund	0.90%

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April 30, 2022 (Unaudited)

Fund	Class A Limit	Institutional Class Limit
Dynamic Dividend Fund	1.50%	1.25%
Global Equity Impact Fund	1.15%	0.90%
Global Infrastructure Fund	1.24%	0.99%
International Real Estate Equity Fund	1.62%	1.37%
International Sustainable Leaders Fund	1.15%	0.90%
Realty Income & Growth Fund	1.25%	1.00%

abrdn may request and receive reimbursement from a Fund of the advisory fees waived and other expenses reimbursed pursuant to the Expense Limitation Agreements as of a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses; provided that the following requirements are met: the reimbursements do not cause a class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser, and the payment of such reimbursement is approved by the Board on a quarterly basis (the "Reimbursement Requirements"). Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by abrdn is not permitted.

As of April 30, 2022, to the extent the Reimbursement Requirements are met, the cumulative potential reimbursements to abrdn for each Fund, based on expenses reimbursed by abrdn, including adjustments described above, would be:

Fund	Amount Fiscal Year 2019 (Expires 10/31/22)	Amount Fiscal Year 2020 (Expires 10/31/23)	Amount Fiscal Year 2021 (Expires 10/31/24)	Amount Six Months Ended April 30, 2022 (Expires 4/30/25)	Total*
China A Share Equity Fund	$ 103,367	$ 194,764	$ 244,894	$ 122,852	$ 665,877
Dynamic Dividend Fund	62,161	114,147	180,278	53,040	409,626
Emerging Markets ex-China Fund	89,482	173,186	191,740	83,692	538,100
Emerging Markets Fund	1,416,211	2,887,668	1,800,053	1,379,893	7,483,825
Emerging Markets Sustainable Leaders Fund	223	32,170	38,869	36,334	107,596
Global Equity Impact Fund	73,503	288,816	240,122	197,943	800,384
Global Infrastructure Fund	37,080	162,223	207,420	104,152	510,875
International Real Estate Equity Fund	–	134,634	156,298	75,757	366,689
International Small Cap Fund	166,253	291,518	261,986	119,018	838,775
International Sustainable Leaders Fund	16,400	391,729	324,735	271,087	1,003,951
Realty Income & Growth Fund	144,358	254,885	245,459	114,788	759,490
U.S. Small Cap Equity Fund	–	327,286	604,829	283,270	1,215,385
U.S. Sustainable Leaders Fund	147,545	257,392	216,967	85,978	707,882
U.S. Sustainable Leaders Smaller Companies Fund	85,244	164,571	202,597	84,027	536,439

*	Amounts reported are due to expire throughout the respective 3-year expiration period presented above.

Amounts listed as "–" are $0 or round to $0.

b.	Fund Administration

Under the terms of the Fund Administration Agreement, abrdn provides various administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, regulatory reports, and presentation of quarterly reports to the Board. For services provided pursuant to the Fund Administration Agreement, the Trust pays abrdn an annual fee of 0.08% based on the Trust's average daily net assets. The fee is then allocated proportionately among all funds within the Trust (including the Funds) in relation to the average daily net assets of each fund. This asset-based fee is subject to an annual minimum fee based on the number of funds served.

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April 30, 2022 (Unaudited)

Pursuant to a sub-administration agreement with abrdn, State Street Bank and Trust Company ("State Street") provides sub-administration services with respect to the Funds. abrdn pays State Street for providing such services.

c.	Distributor and Shareholder Servicing

The Trust and Aberdeen Fund Distributors, LLC (the "Distributor") are parties to the current Underwriting Agreement (the "Underwriting Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares.

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to certain classes of shares. The Plan permits the Funds to compensate the Distributor, for expenses associated with the distribution-related and/or shareholder services provided by such entities. These fees are paid to the Distributor and are either kept or paid to shareholders' financial advisors or other intermediaries for distribution and shareholder services. Although actual distribution expenses may be more or less, under the Plan, the Funds pay the Distributor an annual fee of the following amounts, based on the total net assets of each, respective class:

Fund	Class A Shares	Class C Shares (a)	Class R Shares (a)
China A Share Equity Fund	0.25%	1.00%	0.50%
Dynamic Dividend Fund	0.25%	–	–
Emerging Markets ex-China Fund	0.25%	1.00%	0.50%
Emerging Markets Fund	0.25%	1.00%	0.50%
Emerging Markets Sustainable Leaders Fund	0.25%	1.00%	0.50%
Global Equity Impact Fund	0.25%	–	–
Global Infrastructure Fund	0.25%	–	–
International Real Estate Equity Fund	0.25%	–	–
International Small Cap Fund	0.25%	1.00%	0.50%
International Sustainable Leaders Fund	0.25%	–	–
Realty Income & Growth Fund	0.25%	–	–
U.S. Small Cap Equity Fund	0.25%	1.00%	0.50%
U.S. Sustainable Leaders Fund	0.25%	1.00%	–
U.S. Sustainable Leaders Smaller Companies Fund	0.25%	1.00%	0.50%

(a)  0.25% of which is service fees.

The Adviser or an affiliate of the Adviser may pay additional amounts from its own resources to dealers or other financial intermediaries, for aid in distribution or for aid in providing administrative services to shareholders.

Pursuant to the current Underwriting Agreement, the Distributor will also receive the proceeds of contingent deferred sales charges ("CDSCs") of 1.00% imposed on certain redemptions of Class C (and up to 1.00% for certain Class A) shares.

In addition, the Distributor will re-allow to dealers 5.00% of sales charges on Class A shares of the Funds, which have a maximum front-end sales charge of 5.75% and the Distributor or the Adviser may compensate broker dealers or financial intermediaries from its own resources at the rate of 1.00% on sales of Class C shares of the Funds, which have a maximum CDSC of 1.00% (the CDSC assessed on sales within one year of purchase). The amount the Distributor retained for commissions from front-end sales charges and CDSC fees for the six-month period ended April 30, 2022 was as follows:

Fund	Commissions retained from front-end sales charges of Class A shares	Commissions retained from CDSC fees of Class C (and certain Class A) shares
China A Share Equity Fund	$ 24,449	$ 4,924
Dynamic Dividend Fund	2,584	–
Emerging Markets ex-China Fund	2,491	–
Emerging Markets Fund	485	449
Emerging Markets Sustainable Leaders Fund	125	–

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Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

Fund	Commissions retained from front-end sales charges of Class A shares	Commissions retained from CDSC fees of Class C (and certain Class A) shares
Global Equity Impact Fund	$ 16,210	$ –
Global Infrastructure Fund	7,515	–
International Small Cap Fund	1,898	27
International Sustainable Leaders Fund	5,396	–
U.S. Small Cap Equity Fund	51,852	1,559
U.S. Sustainable Leaders Fund	2,572	–
U.S. Sustainable Leaders Smaller Companies Fund	13,161	3,037
Total Retained	$ 128,738	$ 9,996

d.	Administrative Services Fees/Transfer Agent Out-of-Pocket Expenses

The Funds may pay and/or reimburse administrative services fees/sub-transfer agent expenses to certain broker-dealers and financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds (sometimes referred to as "sub-transfer agency fees"), subject to certain limitations approved by the Board. These fees may be in addition to Rule 12b-1 fees. Sub-transfer agency fees generally include, but are not limited to, costs associated with recordkeeping, networking, sub-transfer agency or other administrative or shareholder services.

Class A, Class R and Institutional Service Class shares of the Funds pay for such services pursuant to an Administrative Services Plan adopted by the Board. Under the Administrative Services Plan, a Fund may pay a broker-dealer or other intermediary a maximum annual administrative services fee of 0.25% for Class A, Class R and Institutional Service Class shares. Under an amendment to the Administrative Services Plan that is in effect until at least February 28, 2023, the administrative service fee for a Fund is limited to a maximum of 0.15% for contracts with fees that are calculated as a percentage of Fund assets and a maximum of $16 per account for contracts with fees that are calculated on a dollar per account basis; however, many intermediaries do not charge the maximum permitted fee or even a portion thereof. Class C and Institutional Class shares may also pay for the services described above directly and not pursuant to an Administrative Services Plan.

The aggregate amount of sub-transfer agent and administrative service fees paid during the six-month period ended April 30, 2022 was as follows:

Fund	Class A	Class C	Class R	Institutional Service	Institutional
China A Share Equity Fund	7,105	1,144	2,662	424	16,673
Dynamic Dividend Fund	1,830	–	–	–	38,053
Emerging Markets ex-China Fund	10,995	180	980	154	440
Emerging Markets Fund	118,364	3,255	95,004	349,386	1,609,231
Emerging Markets Sustainable Leaders Fund	12,979	430	4,223	26,685	20,422
Global Equity Impact Fund	22,803	–	–	–	13,272
Global Infrastructure Fund	5,090	–	–	–	17,611
International Real Estate Equity Fund	46	–	–	–	12,092
International Small Cap Fund	52,491	311	1,600	–	102,144
International Sustainable Leaders Fund	71,890	–	–	–	6,089
Realty Income & Growth Fund	289	–	–	–	18,142
U.S. Small Cap Equity Fund	87,662	15,656	3,869	26,305	369,513
U.S. Sustainable Leaders Fund	65,783	221	–	47,897	4,045
U.S. Sustainable Leaders Smaller Companies Fund	3,808	237	2,169	250	3,468

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April 30, 2022 (Unaudited)

e.	Purchase/Sale Transactions Between Affiliates

The Funds are permitted to buy or sell securities with funds that have a common investment adviser (or investment advisers which are affiliates) under specific procedures which have been approved by the Board. The procedures are designed to satisfy the requirements of Rule 17a-7 of the Investment Company Act of 1940 ("Rule 17a-7"). During the six-month period ended April 30, 2022, the Funds did not engage in any of these trades.

4. Investment Transactions

Purchases and sales of securities (excluding short-term securities) for the six-month period ended April 30, 2022, were as follows:

Fund	Purchases	Sales
China A Share Equity Fund	$8,759,001	$24,628,226
Dynamic Dividend Fund	38,145,135	38,914,891
Emerging Markets ex-China Fund	30,108,462	30,865,153
Emerging Markets Fund	737,391,744	1,270,768,563
Emerging Markets Sustainable Leaders Fund	30,587,502	57,917,900
Global Equity Impact Fund	13,585,185	19,921,416
Global Infrastructure Fund	6,752,126	8,017,758
International Real Estate Equity Fund	6,041,714	7,555,966
International Small Cap Fund	104,559,850	41,531,115
International Sustainable Leaders Fund	25,683,806	31,404,196
Realty Income & Growth Fund	3,577,630	7,110,844
U.S. Small Cap Equity Fund	373,117,133	400,955,936
U.S. Sustainable Leaders Fund	119,912,486	147,745,700
U.S. Sustainable Leaders Smaller Companies Fund	9,504,716	5,434,128

5. Portfolio Investment Risks

a.	Concentration Risk

The Global Infrastructure Fund, International Real Estate Equity Fund and Realty Income & Growth Fund are subject to concentration risk. Each Fund's strategy of concentrating in companies in a specific industry means that its performance will be closely tied to the performance of a particular market segment. Each Fund's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on each Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

b.	Cybersecurity Risk

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause each Fund, the Adviser and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

c.	Dividend Strategy Risk

The Dynamic Dividend Fund and Realty Income & Growth Fund are subject to dividend strategy risk. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Fund's emphasis on dividend paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company's track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. The Fund may hold securities for short periods of time related to the dividend payment periods and may experience loss during these periods.

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Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

d.	Emerging Markets Risk

The risks of investing in emerging market countries are a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see "Foreign Securities Risk" below).

e.	Equity-Linked Notes

The China A Share Equity Fund may invest in equity-linked notes, which are generally subject to the same risks as the foreign equity securities or the basket of foreign securities they are linked to. If the linked security(ies) declines in value, the note may return a lower amount at maturity. The trading price of an equity-linked note also depends on the value of the linked security(ies).

f.	Equity Securities Risk

The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry), or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline).

g.	Exchange-Traded Fund Risk

To the extent that the China A Share Equity Fund invests in ETFs, the Fund may be subject to, among other risks, tracking error risk and passive and, in some cases, active management investment risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF's shares will continue to be listed on an active exchange. In addition, Fund shareholders bear both their proportionate share of the Fund's expenses and similar expenses incurred through the Fund's ownership of the ETF.

h.	Foreign Currency Exposure Risk

The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact a Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

i.	Foreign Securities Risk

Foreign countries in which a Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of a Fund's investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

Asian Risk. Parts of the Asian region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. Some Asian countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asian region may lead to a lack of liquidity while some countries have restricted the flow of money in and out of the country. Some countries in Asia have historically experienced political uncertainty, corruption, military intervention and social unrest. To the extent a Fund invests heavily in Asian issuers, the Fund may be more volatile than a fund which is broadly diversified geographically.

China Risk. Concentrating investments in China and Hong Kong subjects the China A Shares Equity Fund to additional risks, and may make it significantly more volatile than geographically diverse mutual funds. Additional risks associated with investments in China and Hong Kong include exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, imposition of tariffs, limitations on repatriation and differing legal standards. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect the Fund's investments.

China A Shares Risk. Trading in China A Shares through Stock Connect and the QFII Programs involves additional risks. Stock Connect is subject to a daily quota (the "Daily Quota"), which limits the maximum net purchases under Stock Connect each day and, as such, buy orders for China A Shares would be rejected once the Daily Quota is exceeded (although the Fund will be permitted to sell China A Shares regardless of the Daily Quota balance). Further, Stock Connect, which relies on the connectivity of the Shanghai or Shenzhen markets with Hong Kong, is subject to operational risk, regulations that are relatively untested and are subject to change, and extended market closures for holidays or

124	2022 Semi-Annual Report

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April 30, 2022 (Unaudited)

otherwise. During an extended market closure, the Fund's ability to trade in China A Shares will be impacted which may affect the Fund's performance. The QFII Programs are subject to the risk that the Adviser may have its QFII Programs license revoked or restricted with respect to the Fund or the Fund may be impacted by the rules, restrictions and quota limitations connected to reliance on a QFII Programs license.

Russia/Ukraine Risk. In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of the Funds' investments.

j.	Illiquid Securities Risk

Illiquid securities are assets that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the asset. An inability to sell a portfolio position can adversely affect a Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Illiquid securities and relatively less liquid securities may also be difficult to value.

The Adviser employs procedures and tests using third-party and internal data inputs that seek to assess and manage the liquidity of a Fund's portfolio holdings. These procedures and tests take into account a Fund's investment strategy and liquidity of portfolio investments during both normal and foreseeable stressed conditions, cash-flow projections during both normal and reasonably foreseeable stressed conditions, relevant market, trading and other factors, and monitor whether liquidity should be adjusted based on changed market conditions. These procedures and tests are designed to assist a Fund in determining its ability to meet redemption requests in various market conditions. In light of the dynamic nature of markets, there can be no assurance that these procedures and tests will enable a Fund to ensure that it has sufficient liquidity to meet redemption requests.

k.	Impact Investing Risk

In implementing the Global Equity Impact Fund's ESG (Environmental, Social and Governance) investment strategy, the Adviser may select or exclude securities of issuers in certain industries, sectors, regions or countries for reasons other than the issuer's investment performance. For this reason, the Fund's ESG strategy could cause it to perform differently compared to funds that do not have such strategy. ESG investing is qualitative and subjective by nature. In addition, the Fund may be required to sell a security when it might otherwise be disadvantageous for it to do so. In evaluating an issuer, the Adviser utilizes, in part, information and data obtained through voluntary or third-party reporting that may be incomplete, inaccurate or unavailable, which could cause the Adviser to incorrectly assess an issuer's business practices with respect to the environment, social responsibility and corporate governance. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions. The definition of "impact investing" will vary according to an investor's beliefs and values. There is no guarantee that the Adviser's definition of impact investing, security selection criteria or investment judgment will reflect the beliefs or values of any particular investor.

l.	Impact of Large Redemptions and Purchases of Fund Shares

Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause a Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund's performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of a Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle.

m.	Infrastructure-Related Investment Risk

Because the Global Infrastructure Fund concentrates its investments in infrastructure-related entities, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

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Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

n.	Issuer Risk

The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o.	LIBOR Risk

The Funds are subject to the risk that potential changes related to the use of the London Interbank Offered Rate ("LIBOR") could adversely affect financial instruments that reference LIBOR as a benchmark interest rate. While some instruments may contemplate a scenario when LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments provide for an alternative rate, and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR, especially those that do not have fallback provisions.

p.	Management Risk

Each Fund is subject to the risk that the Adviser or Subadviser (as applicable) may make poor security selections. The Adviser, Subadviser and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for a Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser or Subadviser may select securities that underperform the relevant market of other funds with similar investment objectives and strategies.

q.	Market Risk

Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in that market. Developments in a particular class of bonds or the stock market could also adversely affect a Fund by reducing the relative attractiveness of bonds or stocks as an investment. Also, to the extent that a Fund emphasizes bonds or stocks from any given industry, it could be hurt if that industry does not do well. Additionally, a Fund could lose value if the individual stocks in which it maintains long positions and/or the overall stock markets on which the stocks trade decline in price. In addition, a Fund that engages in short sales could lose value if the individual stocks which they sell short increase in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or increase. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales; and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, the fluctuation of other stock markets around the world, and financial, economic and other global market developments and disruptions, such as those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies and natural/environmental disasters. In addition, any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the world economy, which in turn could adversely affect the Fund's investments.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and governmental and quasi-governmental authorities and regulators throughout the world have responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. The impact of these policies and legislative changes on the markets, and the practical implications for market participants, may not be fully known for some time. A reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely impact the Fund's investments. The current market environment could make identifying investment risks and opportunities especially difficult for the Adviser.

In addition, uncertainties remain relating to certain aspects of the United Kingdom's future economic, trading and legal relationships with the European Union and with other countries.

Whether or not a Fund invests in securities of issuers located in Europe (whether the EU, Eurozone or UK) or with significant exposure to European, EU, Eurozone or UK issuers or countries, the unavoidable uncertainties and events related to Brexit could negatively affect the value and liquidity of a Fund's investments, increase taxes and costs of business and cause volatility in currency exchange rates and interest rates. Brexit could adversely affect the performance of contracts in existence at the date of Brexit and European, UK or worldwide political, regulatory, economic or market conditions and could contribute to instability in political institutions, regulatory agencies and financial markets. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations as a new relationship between the

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Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

UK and EU is defined and as the UK determines which EU laws to replace or replicate. Any of these effects of Brexit, and others that cannot be anticipated, could adversely affect a Fund's business, results of operations and financial condition. In addition, the risk that abrdn, the parent of the companies that provide investment advisory, sub-advisory and administration services to the Funds and which is headquartered in the UK, fails to adequately prepare for Brexit could have significant customer, reputation and capital impacts for abrdn and its subsidiaries, including those providing services to the Funds. abrdn has a detailed contingency plan in place to seek to manage the consequences of Brexit on the Funds and to avoid the effect of any disruption on the Funds and to the services its subsidiaries provide. Given the fluidity and complexity of the situation, however, it cannot assured that the Funds will not be adversely impacted by Brexit despite these preparations.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund's investments may be negatively affected by such events. The illness caused by a novel coronavirus (COVID-19) has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Funds' investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, including the Funds, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, as described above under "Foreign Securities Risk," the ongoing military conflict between Russia and Ukraine may continue to result in significant negative impacts on the markets for certain securities and commodities globally, in addition to fluctuating pricing and liquidity of investments. These factors could have a significant impact on Fund performance and the value of the Funds' investments.

r.	Mid-Cap Securities Risk

Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.

s.	Non-Diversified Fund Risk

The Realty Income & Growth Fund's performance may be more volatile than a diversified fund because it may invest a greater percentage of its total assets in the securities of a single issuer.

t.	Non-U.S. Taxation Risk

Income, proceeds and gains received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries, which will reduce the return on those investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes.

If, at the close of its taxable year, more than 50% of the value of a Fund's total assets consists of securities of foreign corporations, including for this purpose foreign governments, the Fund will be permitted to make an election under the Code that will allow shareholders a deduction or credit for foreign taxes paid by the Fund. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim an offsetting foreign tax credit or deduction in respect of such foreign taxes is subject to certain limitations imposed by the Code, which may result in the shareholder's not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. If a Fund does not qualify for or chooses not to make such an election, shareholders will not be entitled separately to claim a credit or deduction for U.S. federal income tax purposes with respect to foreign taxes paid by the Fund; in that case the foreign tax will nonetheless reduce the Fund's taxable income. Even if a Fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the Fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.

u.	Portfolio Turnover Risk

The Dynamic Dividend Fund Funds may engage in active and frequent trading of portfolio securities to achieve its investment objective. High portfolio turnover may result in greater transaction costs which may reduce Fund performance. The sale of Fund portfolio securities may also result in greater realization and/or distribution to shareholders of gains or losses as compared to a Fund with less active trading, which may include short-term gains taxable at ordinary income tax rates.

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Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

v.	Qualified Dividend Income Tax Risk

With respect to the Dynamic Dividend Fund, no assurance can be given as to what percentage of the distributions paid on shares, if any, will consist of tax-advantaged qualified dividend income or long-term capital gains or what the tax rates on various types of income will be in future years. The favorable U.S. federal tax treatment may be adversely affected, changed or repealed by future changes in tax laws at any time. In addition, it may be difficult to obtain information regarding whether distributions by non-U.S. entities in which a Fund invests should be regarded as qualified dividend income. Furthermore, to receive qualified dividend income treatment, a Fund must meet holding period and other requirements with respect to the dividend paying securities in its portfolio, and the shareholder must meet holding period and other requirements with respect to the common shares of a Fund.

w.	REIT and Real Estate Risk

Investment in real estate investment trusts ("REITs") and real estate involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; changes in interest rates and changes in general economic and market conditions. REITs' share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment. REITs may be leveraged, which increases risk. Certain REITs charge management fees, which may result in layering the management fee paid by the fund.

x.	Sector Risk

To the extent that a Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Industrials Sector Risk. To the extent that the industrial sector represents a significant portion of a Fund's holdings, the Fund will be sensitive to changes in, and its performance may be adversely impacted by issues impacting this sector. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies involved in this sector rely to a significant extent on government demand for their products and services.

Information Technology Sector Risk. To the extent that the information technology sector represents a significant portion of a Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

y.	Small-Cap Securities Risk

Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

z.	Sustainable Investing Risk

A Fund's "Sustainable Leaders" strategy could cause it to perform differently compared to funds that do not have such strategy. ESG considerations may be linked to long-term rather than short-term returns. The criteria related to a Fund's Sustainable Leaders strategy, including the exclusion of securities of companies that engage in certain business activities, may result in the Fund forgoing opportunities to

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April 30, 2022 (Unaudited)

buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the companies identified as sustainable leaders by the Adviser do not operate as expected when addressing ESG issues. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views.

aa.	Valuation Risk

The price that a Fund could receive upon the sale of any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund's ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Please read the Funds' prospectus for more detailed information regarding these and other risks.

6. Contingencies

In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds, and therefore, cannot be estimated; however, the Funds expect the risk of loss from such claims to be remote.

7. Tax Information

As of April 30, 2022, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
China A Share Equity Fund	$ 69,728,175	$ 631,454	$ (18,489,799)	$ (17,858,345)
Dynamic Dividend Fund	98,338,544	25,638,135	(9,530,528)	16,107,607
Emerging Markets ex-China Fund	26,078,033	834,976	(2,254,088)	(1,419,112)
Emerging Markets Fund	3,487,463,816	496,591,529	(721,202,980)	(224,611,451)
Emerging Markets Sustainable Leaders Fund	172,220,647	4,828,051	(38,589,337)	(33,761,286)
Global Equity Impact Fund	48,831,327	11,901,487	(4,012,934)	7,888,553
Global Infrastructure Fund	46,587,622	11,073,813	(2,926,174)	8,147,639
International Real Estate Equity Fund	29,828,088	1,485,792	(14,050,500)	(12,564,708)
International Small Cap Fund	286,737,433	21,877,901	(44,980,201)	(23,102,300)
International Sustainable Leaders Fund	133,055,016	6,456,451	(29,335,209)	(22,878,758)
Realty Income & Growth Fund	37,424,844	16,878,837	(571,248)	16,307,589
U.S. Small Cap Equity Fund	981,376,893	64,307,582	(167,904,711)	(103,597,129)
U.S. Sustainable Leaders Fund	395,983,214	47,662,032	(47,984,878)	(322,846)
U.S. Sustainable Leaders Smaller Companies Fund	20,964,530	839,716	(3,420,347)	(2,580,631)

2022 Semi-Annual Report	129

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

The tax character of distributions paid during the fiscal year ended October 31, 2021 was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions Paid From
Fund	Ordinary Income*	Net Long Term Capital Gains*	Total Taxable Distributions	Tax Exempt Distributions	Return of Capital	Total Distributions Paid
China A Share Equity Fund	$ 53,382	$ 463,245	$ 516,627	$–	$–	$ 516,627
Dynamic Dividend Fund	6,553,325	–	6,553,325	–	–	6,553,325
Emerging Markets ex-China Fund	–	–	–	–	–	–
Emerging Markets Fund	8,787,598	33,395,606	42,183,204	–	–	42,183,204
Emerging Markets Sustainable Leaders Fund	454,746	–	454,746	–	–	454,746
Global Equity Impact Fund	354,407	–	354,407	–	–	354,407
Global Infrastructure Fund	1,653,806	39,441	1,693,247	–	–	1,693,247
International Real Estate Equity Fund	772,714	–	772,714	–	–	772,714
International Small Cap Fund	–	–	–	–	–	–
International Sustainable Leaders Fund	931,262	–	931,262	–	–	931,262
Realty Income & Growth Fund	614,019	5,677,170	6,291,189	–	–	6,291,189
U.S. Small Cap Equity Fund	7,615,912	41,783,512	49,399,424	–	–	49,399,424
U.S. Sustainable Leaders Fund	11,862,382	36,364,159	48,226,541	–	–	48,226,541
U.S. Sustainable Leaders Smaller Companies Fund	169,299	1,648,863	1,818,162	–	–	1,818,162

As of October 31, 2021, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Late Year Ordinary and Post-October Capital Loss Deferrals	Other Temporary Differences	Unrealized Appreciation/ (Depreciation)*	Accumulated Capital and Other Losses**	Total Accumulated Earnings/ (Deficit)
China A Share Equity Fund	$–	$ 42,895	$ 2,210,773	$–	$–	$–	$–	$ 57,102	$ –	$2,310,770
Dynamic Dividend Fund	–	330,507	242,902	–	–	–	–	32,948,209	–	33,521,618
Emerging Markets ex-China Fund	–	–	3,260,750	–	–	–	–	10,459,636	(3,959,123)	9,761,263
Emerging Markets Fund	–	72,825,019	390,351,786	–	–	–	–	1,192,390,821	–	1,655,567,626
Emerging Markets Sustainable Leaders Fund	–	8,771,688	31,005,272	–	–	–	–	13,287,645	–	53,064,605
Global Equity Impact Fund	–	–	–	–	–	–	–	26,808,989	(17,733,824)	9,075,165
Global Infrastructure Fund	–	–	633,034	–	–	–	–	11,912,176	–	12,545,210
International Real Estate Equity Fund	–	797,672	–	–	–	–	–	(10,600,384)	(73,002,383)	(82,805,095)
International Small Cap Fund	–	3,632,353	18,234,244	–	–	–	–	73,787,213	–	95,653,810
International Sustainable Leaders Fund	–	–	–	–	–	–	–	17,488,202	(393,595,289)	(376,107,087)
Realty Income & Growth Fund	–	780,011	6,407,926	–	–	–	–	20,435,378	–	27,623,315
U.S. Small Cap Equity Fund	–	92,788,176	130,222,045	–	–	–	–	223,564,545	–	446,574,766
U.S. Sustainable Leaders Fund	–	46,901,064	79,580,771	–	–	–	–	117,032,961	–	243,514,796
U.S. Sustainable Leaders Smaller Companies Fund	–	2,800,282	2,439,921	–	–	–	–	3,306,613	–	8,546,816

*	The difference between the book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to passive foreign investment companies and tax deferral of losses on wash sales.

**	As of October 31, 2021, for Federal income tax purposes, these Funds have capital loss carryforwards available to offset capital gains, if any, to the extent provided by the Treasury regulations, with no expiration.

130	2022 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

As of October 31, 2021, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset capital gains, if any, to the extent provided by the Treasury regulations.

Fund	Amount	Expires
Emerging Markets ex-China Fund	$ 3,959,123	Unlimited (Long-Term)
Global Equity Impact Fund	17,733,824	Unlimited (Long-Term)
International Real Estate Equity Fund	6,001,423	Unlimited (Short-Term)
International Real Estate Equity Fund	67,000,960	Unlimited (Long-Term)
International Sustainable Leaders Fund	5,911,960	Unlimited (Short-Term)
International Sustainable Leaders Fund	387,683,329	Unlimited (Long-Term)

8. Significant Shareholders

As of April 30, 2022, the Funds had shareholders with the percentage ownership indicated, which are considered significant shareholders (holdings greater than 5.0%) for financial reporting purposes:

Fund	Record Ownership %	Number of Account Owners
China A Share Equity Fund	54.0%	3
Dynamic Dividend Fund	53.8	5
Emerging Markets ex-China Fund	20.1	1
Emerging Markets Fund	67.0	5
Emerging Markets Sustainable Leaders Fund	45.4	3
Global Equity Impact Fund	21.4	2
Global Infrastructure Fund	59.5	4
International Real Estate Equity Fund	62.7	4
International Small Cap Fund	69.2	3
International Sustainable Leaders Fund	51.8	2
Realty Income & Growth Fund	52.8	3
U.S. Small Cap Equity Fund	45.2	5
U.S. Sustainable Leaders Fund	12.0	1
U.S. Sustainable Leaders Smaller Companies Fund	39.6	5

9. Line of Credit

The Trust, on behalf of each of the funds of the Trust (including the Funds) (the "Borrowers"), has entered into an agreement (the "Agreement") with State Street Bank and Trust Company (the "Bank"), subject to annual renewal. The Agreement provides for a revolving credit facility (the "Credit Facility") in the amount of $150,000,000 to be utilized for temporary or emergency purposes to fund shareholder redemptions or other short-term liquidity purposes.

Principal on each outstanding loan made under the Agreement bears interest at a variable rate per annum equal to the higher of (a) the Federal Funds Rate as in effect on such day or (b) the Overnight Bank Funding Rate on such date, plus, in each case, 10 basis points, plus one and one quarter of one percent (1.25%). In addition, the Borrowers shall pay to the Bank a commitment fee at the rate of 0.25% per annum on the daily unused portion of the Credit Facility, as applicable, which is allocated among the Borrowers in such manner as is determined by the Board to be reasonable. For each Fund that borrowed under the Credit Facility during the six-month period ended April 30, 2022, the following table shows the average outstanding daily balance of the days the Fund utilized the Credit Facility and the average weighted interest rate paid by the Fund during the six-month period ended April 30, 2022.

2022 Semi-Annual Report	131

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

	Average Outstanding Daily Balance	Average Weighted Interest Rate	Days Utilized
China A Share Equity Fund	$ 498,132	1.65%	11
Dynamic Dividend Fund	375,000	1.68%	3
Emerging Markets ex-China Fund	2,850,000	1.43%	1
Emerging Markets Fund	30,294,492	1.55%	44
Emerging Markets Sustainable Leaders Fund	2,992,690	1.43%	12
Global Equity Impact Fund	442,156	1.43%	8
Global Infrastructure Fund	200,000	1.68%	3
International Real Estate Equity Fund	203,153	1.43%	29
International Sustainable Leaders Fund	650,000	1.68%	1
Realty Income & Growth Fund	93,341	1.43%	20
U.S. Small Cap Fund	5,105,000	1.43%	5
U.S. Sustainable Leaders Fund	2,450,000	1.43%	4

10. Recent Rulemaking

In October 2020, the Securities and Exchange Commission ("SEC") adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. Management is currently finalizing the implementation of Rule 18f-4 to meet the August 19, 2022 compliance date.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding certain previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating this guidance.

11. Subsequent Events

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of April 30, 2022.

At the June 15, 2022 Board meeting (the "Meeting"), the Board approved a plan of liquidation for the International Real Estate Equity Fund pursuant to which the Fund will be liquidated on or about August 18, 2022.

At the Meeting, the Board also approved the adoption of a conversion feature for Class C of the U.S. Sustainable Leaders Smaller Companies Fund. Under the relevant conversion feature, effective after the close of business on August 18, 2022, all of the issued and outstanding shares of the Original Share Class will be converted into shares of Class A of the Fund.

132	2022 Semi-Annual Report

Notes to Financial Statements (concluded)

April 30, 2022 (Unaudited)

Subsequent to the period ended April 30, 2022, the following payments on tax reclaims were received:

	Amount	Percent of Total Net Assets*	Received
International Sustainable Leaders Fund
Withholding Tax Refunds Received from Country:

Sweden	$ 210,656	0.21%	6/1/2022
France	1,934,979	1.95%	6/15/2022
Global Equity Impact Fund
Withholding Tax Refunds Received from Country:

Sweden	$ 150,690	0.28%	6/1/2022
France	1,757,028	3.26%	6/15/2022

*	As of April 30, 2022

The estimated tax accrual, as outlined in Footnote 2(i) in the Notes to Financial Statements, increased by 1.6% to 13.4% of total net assets as of April, 30, 2022 for the International Sustainable Leaders Fund and increased by 2.7% to 8.9% for the Global Equity Impact Fund.

2022 Semi-Annual Report	133

Board of Trustees' Consideration of New Advisory and Sub-Advisory Agreements

The Board of Trustees (the "Board," the members of which are referred to as "Trustees") of Aberdeen Funds (the "Trust") met on May 3, 2021 and June 16, 2021 (together, the "Meetings") to consider the approval of: (i) the Investment Advisory Agreement between the Trust, on behalf of the Aberdeen International Sustainable Leaders Fund and Aberdeen Global Equity Impact Fund (each a "New Fund" and together the "New Funds") and Aberdeen Standard Investments Inc. ("ASII" or the "Adviser," subsequently renamed abrdn Inc.) (the "New Investment Advisory Agreement"); and (ii) the Sub-Advisory Agreement among the Trust, on behalf of the Funds, ASII and Aberdeen Asset Managers Limited (the "Sub-Adviser") (the "New Sub-Advisory Agreement"). In addition, the Independent Trustees held separate executive sessions with their independent counsel at the Meetings to review the materials provided and the relevant legal considerations. Pursuant to relief granted by the U.S. Securities and Exchange Commission (the "SEC") in light of the COVID-19 pandemic (the "Order") and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the Meetings were held via videoconference. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by ASII and the Sub-Adviser relevant to the Board's consideration of whether to approve the New Investment Advisory Agreement and the New Sub-Advisory Agreement. These materials included (i) memoranda and materials provided by ASII, describing the personnel and services to be provided to the New Funds by ASII and the Sub-Adviser; (ii) performance information for the Predecessor Funds; (iii) strategies relevant to the consideration of the New Investment Advisory Agreement and the New Sub-Advisory Agreement; (iv) information independently compiled by Morningstar Associates, LLC ("Morningstar") relating to the New Funds' proposed fees and expenses and (v) a discussion of the compliance programs of ASII and the Sub-Adviser. ASII and the Sub-Adviser are referred to collectively herein as the "Adviser," as applicable. The New Investment Advisory Agreement and the New Sub-Advisory Agreement are referred to collectively herein as the "New Advisory Agreement," as applicable and as the context suggests.

At the meeting held on June 16, 2021, the Board, including the Independent Trustees, unanimously approved the New Investment Advisory Agreement between the New Funds and ASII for an initial two-year period and the New Sub-Advisory Agreement among the Trust, ASII and the Sub-Adviser for an initial two-year period. The Board considered all factors it believed to be relevant with respect to the New Funds, including, among other factors: (a) the nature, extent and quality of services to be provided by the Adviser; (b) the investment performance of the Adviser and the Adviser's portfolio management; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser from the relationship with the New Funds; (d) economies of scale; and (e) other factors.

The following is a summary of the Board's discussion and views regarding the factors it considered in evaluating the New Advisory Agreement and New Sub-Advisory Agreement:

The nature, extent and quality of the services to be provided to the New Funds under the Agreements. The Trustees considered the nature, extent and quality of the services to be provided by ASII and the Sub-Adviser, as applicable, to the New Funds and the resources dedicated to the New Funds by the Adviser and its affiliates. The Board considered, among other things, the Adviser's investment experience. The Board also considered the background and experience of the senior management personnel of ASII and the Sub-Adviser, and the qualifications, background and responsibilities of the portfolio managers to be primarily responsible for the day-to-day portfolio management services for the New Funds. The Board also considered the allocation of responsibilities between ASII and the Sub-Adviser. The Trustees considered not only the advisory services to be provided by ASII and the Sub-Adviser to the New Funds, but also the administrative services to be provided by ASII to the New Funds under a separate administration agreement. ASII's role in overseeing the Sub-Adviser in the management of the New Funds and coordinating the activities of the Trust's other service providers was also considered. The Board also considered that it receives information on a regular basis from the Trust's Chief Compliance Officer regarding ASII's compliance policies and procedures, and that it had received information from the Trust's Chief Compliance Officer regarding the Sub-Adviser's compliance policies and procedures. The Board also considered the Adviser's risk management processes. The Board was also mindful of ASII's focus on monitoring the performance of the New Funds and addressing performance matters. The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services. The Board also took into account its knowledge of management and the quality of the performance of management's duties through Board meetings, discussion and reports during the preceding year.

After reviewing these and related factors, the Board concluded that the nature, extent and quality of the services to be provided supported the approval of the New Investment Advisory Agreement and the New Sub-Advisory Agreement.

Investment Performance and the Adviser's Portfolio Management. Because the New Funds are newly formed, the Board did not consider the investment performance of the New Funds. The Board considered instead the investment performance of the Predecessor Funds, including whether the Predecessor Funds had operated within their investment objectives, as well as their compliance with their investment restrictions. The Board based its review of ASII's and its affiliates' performance primarily on the experience of ASII and its affiliates in managing other registered investment companies and private funds, noting that other funds ASII and its affiliates manage might have investment objectives, policies or restrictions different from those of the New Funds. The Board also considered the experience, resources and strengths of ASII and its affiliates with respect to the investment strategies proposed for the New Funds.

134	2022 Semi-Annual Report

Based on these factors, the Trustees determined that the Adviser would be an appropriate investment adviser for the New Funds.

The costs of the services provided and profits to be realized by the Adviser and affiliates from the relationships with the New Funds. The Trustees considered the fees to be charged to the New Funds for advisory services as well as the total expense levels of the New Funds. This information included comparisons (provided both by management and also by an independent third party) of each New Fund's net management fee and total expense level to those of its expense peer group and information about the advisory fees charged by ASII and its affiliates to any separately managed accounts with a similar strategy, as applicable. In considering the fees charged to any comparable accounts, the Trustees considered, among other things, management's discussion of the different objectives, policies or restrictions that may be involved in managing the different types of accounts. In evaluating the New Funds' advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management proposed for the New Funds.

The Trustees also noted that the sub-advisory fees for each of the New Funds would be paid by ASII out of its advisory fee from the respective New Fund, not by the New Fund. The Board also considered that ASII had entered into expense limitation agreements with the New Funds, pursuant to which ASII agreed to waive a portion of its advisory fee and/or reimburse certain expenses as a means of limiting the New Funds' total annual operating expenses for a period of time. The Trustees also noted that ASII had agreed to enter into an expense limitation agreement with respect to each New Fund until at least February 28, 2023 following the reorganization of the Predecessor Funds into the New Funds.

The Trustees also considered the compensation directly or indirectly received by ASII and its affiliates from their relationships with the New Funds. The Trustees reviewed information provided by management as to the profitability of ASII and its affiliates' relationships with the New Funds, such as the engagement of affiliates of ASII to provide administration services to the New Funds. The Trustees also examined the profitability of ASII and its affiliates on a Fund-by-Fund basis. The Trustees considered information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered information about court cases regarding adviser profitability, the performance of the New Funds, the expense levels of the Funds, and ASII's proposed breakpoints and expense limitations with respect to the New Funds. Although the Trustees considered projected profitability to ASII with respect to the New Funds, they did not consider the projected profitability for the Sub-Adviser as they did not consider it to be particularly relevant because ASII would be paying the Sub-Adviser out of its investment advisory fees. The Trustees therefore believed that ASII had an incentive to negotiate the lowest possible sub-advisory fees.

After reviewing these and related factors, including taking into account management's discussion regarding the New Funds' expenses, the Board concluded that the proposed advisory fees were fair and reasonable, and that the costs of these services generally and the related profitability of ASII and its affiliates from their relationships with the New Funds were reasonable and supported the approval of the Agreements.

Economies of Scale. The Adviser provided the Board with information concerning the extent to which economies of scale would be realized as the New Funds grew. ASII presented information to show that the fees were set at a level that is competitive relative to comparable funds of an anticipated size and complexity. The Trustees noted that the New Funds were subject to an expense limitation and that the advisory fees for the New Funds were subject to breakpoints. The Board considered that the funds in the Aberdeen fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit the New Funds to incur lower expenses than they would otherwise as stand-alone entities. The Board also considered ASII's overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations.

Other Factors. The Board also took into account other ancillary or "fall out" benefits that the Adviser or its affiliates may derive from its relationship with the New Funds, both tangible and intangible.

After reviewing these and related factors, the Board concluded that the advisory fee and sub-advisory fee structures were reasonable and reflect economies of scale being shared between the Funds and ASII, and supported approval of the New Advisory Agreement and New Sub-Advisory Agreement with the New Funds.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the New Advisory Agreement and New Sub-Advisory Agreement would be in the best interest of the New Funds and their shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved each of the New Investment Advisory Agreement and the New Sub-Advisory Agreement for an initial two-year period. Pursuant to the SEC Order, the Board determined that the Trustees, including the Independent Trustees, voting separately, would ratify their approval at the next in-person Board meeting.

2022 Semi-Annual Report	135

Shareholder Expense Examples (Unaudited)

As a shareholder of the abrdn Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, transfer agent out-of-pocket expenses, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the abrdn Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, November 1, 2021 and continued to hold your shares at the end of the reporting period, April 30, 2022.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Actual Expenses Paid During Period" for the class of a Fund that you own to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of a Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the information for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, November 1, 2021	Actual Ending Account Value, April 30, 2022	Hypothetical Ending Account Value	Actual Expenses Paid During Period[1]	Hypothetical Expenses Paid During Period[12]	Annualized Expense Ratio**
China A Share Equity Fund	Class A	$1,000.00	$ 737.50	$1,018.20	$5.73	$ 6.66	1.33%
	Class C	$1,000.00	$ 735.20	$1,014.93	$8.56	$ 9.94	1.99%
	Class R	$1,000.00	$ 736.50	$1,016.71	$7.02	$ 8.15	1.63%
	Institutional Service Class	$1,000.00	$ 738.60	$1,019.39	$4.70	$ 5.46	1.09%
	Institutional Class	$1,000.00	$ 739.00	$1,019.89	$4.27	$ 4.96	0.99%
Dynamic Dividend Fund	Class A	$1,000.00	$ 916.30	$1,017.36	$7.13	$ 7.50	1.50%
	Institutional Class	$1,000.00	$ 917.40	$1,018.60	$5.94	$ 6.26	1.25%
Emerging Markets ex-China Fund	Class A	$1,000.00	$ 836.70	$1,017.36	$6.83	$ 7.50	1.50%
	Class C	$1,000.00	$ 833.60	$1,014.08	$9.82	$10.79	2.16%
	Class R	$1,000.00	$ 835.40	$1,015.37	$8.65	$ 9.49	1.90%
	Institutional Service Class	$1,000.00	$ 838.00	$1,018.55	$5.74	$ 6.31	1.26%
	Institutional Class	$1,000.00	$ 838.30	$1,019.04	$5.29	$ 5.81	1.16%
Emerging Markets Fund	Class A	$1,000.00	$ 746.60	$1,016.96	$6.84	$ 7.90	1.58%
	Class C	$1,000.00	$ 744.60	$1,014.38	$9.08	$10.49	2.10%
	Class R	$1,000.00	$ 745.70	$1,016.12	$7.57	$ 8.75	1.75%
	Institutional Service Class	$1,000.00	$ 747.80	$1,018.65	$5.37	$ 6.21	1.24%
	Institutional Class	$1,000.00	$ 748.40	$1,019.34	$4.77	$ 5.51	1.10%
Emerging Markets Sustainable Leaders Fund	Class A	$1,000.00	$ 744.50	$1,017.41	$6.44	$ 7.45	1.49%
	Class C	$1,000.00	$ 742.20	$1,014.38	$9.07	$10.49	2.10%
	Class R	$1,000.00	$ 743.70	$1,015.97	$7.70	$ 8.90	1.78%
	Institutional Service Class	$1,000.00	$ 746.00	$1,018.99	$5.07	$ 5.86	1.17%
	Institutional Class	$1,000.00	$ 746.20	$1,019.34	$4.76	$ 5.51	1.10%
Global Equity Impact Fund	Class A	$1,000.00	$ 778.50	$1,018.89	$5.25	$ 5.96	1.19%
	Institutional Class	$1,000.00	$ 779.40	$1,020.13	$4.15	$ 4.71	0.94%
Global Infrastructure Fund	Class A	$1,000.00	$ 985.60	$1,018.65	$6.10	$ 6.21	1.24%
	Institutional Class	$1,000.00	$ 986.90	$1,019.89	$4.88	$ 4.96	0.99%

136	2022 Semi-Annual Report

Shareholder Expense Examples (Unaudited) (concluded)

		Beginning Account Value, November 1, 2021	Actual Ending Account Value, April 30, 2022	Hypothetical Ending Account Value	Actual Expenses Paid During Period[1]	Hypothetical Expenses Paid During Period[12]	Annualized Expense Ratio**
International Real Estate Equity Fund	Class A	$1,000.00	$ 891.20	$1,016.76	$7.60	$ 8.10	1.62%
	Institutional Class	$1,000.00	$ 892.60	$1,018.00	$6.43	$ 6.85	1.37%
International Small Cap Fund	Class A	$1,000.00	$ 717.00	$1,018.10	$5.75	$ 6.76	1.35%
	Class C	$1,000.00	$ 714.80	$1,014.93	$8.46	$ 9.94	1.99%
	Class R	$1,000.00	$ 715.90	$1,016.71	$6.93	$ 8.15	1.63%
	Institutional Class	$1,000.00	$ 718.40	$1,019.89	$4.22	$ 4.96	0.99%
International Sustainable Leaders Fund	Class A	$1,000.00	$ 723.40	$1,018.89	$5.09	$ 5.96	1.19%
	Institutional Class	$1,000.00	$ 724.10	$1,020.13	$4.02	$ 4.71	0.94%
Realty Income & Growth Fund	Class A	$1,000.00	$ 982.80	$1,018.60	$6.15	$ 6.26	1.25%
	Institutional Class	$1,000.00	$ 983.80	$1,019.84	$4.92	$ 5.01	1.00%
U.S. Small Cap Equity Fund	Class A	$1,000.00	$ 780.20	$1,018.20	$5.87	$ 6.66	1.33%
	Class C	$1,000.00	$ 777.80	$1,014.93	$8.77	$ 9.94	1.99%
	Class R	$1,000.00	$ 778.90	$1,016.71	$7.19	$ 8.15	1.63%
	Institutional Service Class	$1,000.00	$ 781.00	$1,019.29	$4.90	$ 5.56	1.11%
	Institutional Class	$1,000.00	$ 781.50	$1,019.89	$4.37	$ 4.96	0.99%
U.S. Sustainable Leaders Fund	Class A	$1,000.00	$ 816.30	$1,018.89	$5.36	$ 5.96	1.19%
	Class C	$1,000.00	$ 813.10	$1,015.37	$8.54	$ 9.49	1.90%
	Institutional Service Class	$1,000.00	$ 816.90	$1,019.98	$4.37	$ 4.86	0.97%
	Institutional Class	$1,000.00	$ 816.50	$1,020.33	$4.05	$ 4.51	0.90%
U.S. Sustainable Leaders Smaller Companies Fund	Class A	$1,000.00	$ 774.50	$1,018.75	$5.37	$ 6.11	1.22%
	Class C	$1,000.00	$ 768.00	$1,015.37	$8.33	$ 9.49	1.90%
	Class R	$1,000.00	$ 773.30	$1,017.11	$6.82	$ 7.75	1.55%
	Institutional Service Class	$1,000.00	$ 775.40	$1,019.74	$4.49	$ 5.11	1.02%
	Institutional Class	$1,000.00	$ 775.10	$1,020.33	$3.96	$ 4.51	0.90%

**	The expense ratio presented represents a six-month, annualized ratio.
1	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).
2	Represents the hypothetical 5% return before expenses.

2022 Semi-Annual Report	137

Liquidity Risk Management Program (Unaudited)

The Funds have adopted and implemented a liquidity risk management program (the "Liquidity Program") consistent with the requirements of Rule 22e-4 under the 1940 Act (the "Liquidity Rule"). "Liquidity Risk" is defined as the risk that a fund could not meet redemption requests "without significant dilution of remaining investors' interests in the fund." abrdn Inc. (formerly, Aberdeen Standard Investments Inc.), the investment adviser and administrator to the Funds, has been approved and designated by the Board of Trustees (the "Board") as the administrator of the Liquidity Program (the "Administrator") and has retained a third party to perform certain functions, including liquidity analytics and providing market data. The Administrator has formed a Liquidity Risk Management Committee (the "Committee") to help implement and carry out the day-to-day operations of the Liquidity Program.

As required by the Liquidity Rule, at a meeting on March 16, 2022, the Board received a written annual report on the operation and effectiveness of the Liquidity Program for the period from February 1, 2021 to January 31, 2022 (the "Reporting Period"). The annual report provided, among other items, an overview of the Liquidity Program including:

•	information regarding the Committee and the monthly discussions by the Committee of various items including, but not limited to, the following:

º	Review and analysis of appropriate liquidity categories for portfolio investments

º	Review of highly liquid investment minimum ("HLIM") and reasonably anticipated trading sizes ("RATS")

º	Review of current and upcoming market events, such as market closures, that may impact liquidity

º	Review of large shareholder concentrations that may impact liquidity in the event of redemption monthly liquidity reports being provided to portfolio managers

•	the monitoring and classification of portfolio holdings in four liquidity categories (including the operation of the HLIM and any breaches)

The annual report concluded that the Liquidity Program was reasonably designed to assess and manage the Funds' Liquidity Risk pursuant to the Liquidity Rule.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to your Fund's Prospectus and Statement of Additional Information for more information regarding the risks of investing in a Fund, including a Fund's exposure to liquidity risk and other risks to which the Funds may be subject.

138	2022 Semi-Annual Report

Management Information

Trustees	Distributor
Radhika Ajmera	Aberdeen Fund Distributors LLC
Stephen Bird	1900 Market Street, Suite 200
P. Gerald Malone, Chairman	Philadelphia, PA 19103
Rahn K. Porter
Steven N. Rappaport	Sub-Administrator, Custodian & Fund Accountant
Warren C. Smith	State Street Bank and Trust Company
1 Lincoln Street
Investment Adviser	Boston, MA 02111
abrdn Inc.
1900 Market Street, Suite 200	Independent Registered Public Accounting Firm
Philadelphia, PA 19103	KPMG LLP
1601 Market Street
Fund Administrator	Philadelphia, PA 19103
abrdn Inc.
1900 Market Street, Suite 200	Fund Counsel
Philadelphia, PA 19103	Dechert LLP
1900 K Street N.W.
Transfer Agent	Washington, D.C. 20006
DST Asset Manager Solutions, Inc.
430 W. 7th Street, Ste. 219534
Kansas City, MO 64105-1407

abrdn Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103
aberdeen-asset.us

AOE-0140-SAR

abrdn Funds
Fixed Income and Multi-Asset Series

Semi-Annual Report

April 30, 2022

Fixed Income Funds

abrdn Emerging Markets Debt Fund (formerly, Aberdeen Emerging Markets Debt Fund)

Class A – AKFAX ■ Class C – AKFCX ■ Class R – AKFRX ■ Institutional Class – AKFIX ■ Institutional Service Class – AKFSX

abrdn Global High Income Fund (formerly, Aberdeen Global High Income Fund)

Class A – BJBHX ■ Institutional Class – JHYIX

abrdn Intermediate Municipal Income Fund (formerly, Aberdeen Intermediate Municipal Income Fund)

Class A – NTFAX ■ Class C – GTICX ■ Institutional Class – ABEIX ■ Institutional Service Class – ABESX

abrdn Short Duration High Yield Municipal Fund (formerly, Aberdeen Short Duration High Yield Municipal Fund)

Class A – AAHMX ■ Class C – ACHMX ■ Institutional Class – AHYMX

abrdn Ultra Short Municipal Income Fund (formerly, Aberdeen Ultra Short Municipal Income Fund)

Class A – ATOAX ■ Class A1 – ATOBX ■ Institutional Class – ATOIX

Multi-Asset Funds

abrdn Global Absolute Return Strategies Fund (formerly, Aberdeen Global Absolute Return Strategies Fund)

Class A – CUGAX ■ Class C – CGBCX ■ Institutional Class – AGCIX ■ Institutional Service Class – CGFIX

Table of Contents

Market Review
abrdn Emerging Markets Debt Fund	Page 1
abrdn Global Absolute Return Strategies Fund	Page 8
abrdn Global High Income Fund	Page 18
abrdn Intermediate Municipal Income Fund	Page 27
abrdn Short Duration High Yield Municipal Fund	Page 32
abrdn Ultra Short Municipal Income Fund	Page 44
Financial Statements	Page 50
Notes to Financial Statements	Page 73
Shareholder Expense Examples	Page 97
Supplemental Information	Page 98
Liquidity Risk Management Program	Page 100

Investors should carefully consider a fund's investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please call 866-667-9231 to request a prospectus, or download a prospectus at https://www.abrdn.com/en-us/investor/fund-centre/fund-literature. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including possible loss of principal.

abrdn Funds is distributed by Aberdeen Fund Distributors LLC, Member FINRA, 1900 Market Street, Suite 200, Philadelphia, PA 19103.

abrdn Inc. has been registered as an investment adviser under the Investment Advisers Act of 1940 since August 23, 1995.

The complete schedule of portfolio holdings for each fund of abrdn Funds (each a "Fund" and collectively, the "Funds") is included in the Funds' semi-annual and annual reports to shareholders. abrdn Funds also files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds' Form N-PORT filings are available on the Commission's website at http://www.sec.gov and the Funds make the information on the exhibit to Form N-PORT available to shareholders on upon request without charge by calling 1-866-667-9231.

Statement Regarding Availability of Proxy Voting Record.
Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-667-9231. The information is also included in the Funds' Statement of Additional Information, which is available on the Funds' website at https://www.abrdn.com/en-us/investor/fund-centre/fund-literature and on the Commission's website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available by August 30 of the relevant year: (i) upon request and without charge by calling 1-866-667-9231; and (ii) on the Commission's website at www.sec.gov.

abrdn
abrdn plc, formerly known as Standard Life Aberdeen plc, was renamed on September 27, 2021. In connection with this re-branding, the entities within abrdn plc group, including investment advisory entities, have been or will be renamed in the near future. In addition, the fund names are anticipated to be re-branded over the next year.

abrdn Emerging Markets Debt Fund (Unaudited)

Average Annual Total Return (For periods ended April 30, 2022)		Six Month†	1 Yr.	5 Yr.	Inception[1]
Class A	w/o SC	(14.55%)	(15.76%)	(1.07%)	0.87%
	w/ SC2	(17.15%)	(18.27%)	(1.67%)	0.54%
Class C	w/o SC	(14.72%)	(16.17%)	(1.64%)	0.23%
	w/ SC3	(15.53%)	(16.96%)	(1.64%)	0.23%
Class R4	w/o SC	(14.70%)	(16.03%)	(1.34%)	0.62%
Institutional Service Class[4]	w/o SC	(14.35%)	(15.46%)	(0.73%)	1.19%
Institutional Class[4]	w/o SC	(14.30%)	(15.35%)	(0.70%)	1.20%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†    Not annualized

1    The Fund commenced operations on November 1, 2012.

2    A 3.00% front-end sales charge was deducted. Prior to February 28, 2019 the front-end sales charge was 4.25%.

3    A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when Class C shares are sold within the first year after purchase.

4    Not subject to any sales charges.

Performance of a $1,000,000* Investment (as of April 30, 2022)

*    Minimum Initial Investment

Comparative performance of $1,000,000 invested in Institutional Class shares of the abrdn Emerging Markets Debt Fund, the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index and the Consumer Price Index (CPI) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

The J.P. Morgan EMBI Global Diversified Index is an alternatively weighted index that assigns a larger weight to less liquid issues from countries with smaller debt stocks and limits the weights of those index countries with larger debt stocks by only including a specified portion of these countries' eligible current face amounts of debt outstanding. The index consists of U.S. dollar-denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities issued in emerging markets countries.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

2022 Semi-Annual Report	1

abrdn Emerging Markets Debt Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2022 (Unaudited)

Asset Allocation
Government Bonds	70.1%
Corporate Bonds	24.8%
Short-Term Investment	3.6%
Warrants	–%
Other Assets in Excess of Liabilities	1.5%
100.0%

Top Ten Holdings
Brazil Notas do Tesouro Nacional, Series B 08/15/2024	2.7%
Ecuador Government International Bond, VRN 07/31/2030	2.6%
Uruguay Government International Bond 12/15/2028	2.0%
Bahrain Government International Bond 01/26/2026	1.9%
Saudi Government International Bond 04/17/2049	1.9%
Brazil Notas do Tesouro Nacional, Series F 01/01/2023	1.9%
Dominican Republic International Bond 01/27/2045	1.8%
Brazil Notas do Tesouro Nacional, Series F 01/01/2031	1.7%
Qatar Government International Bond 03/14/2049	1.5%
Argentine Republic Government International Bond, VRN 07/09/2030	1.5%

Amounts listed as "–" are 0% or round to 0%.

Countries
Brazil	7.6%
Mexico	5.4%
South Africa	4.9%
Saudi Arabia	4.4%
Qatar	4.2%
United Arab Emirates	3.6%
Egypt	3.5%
Dominican Republic	3.3%
Nigeria	3.2%
Indonesia	2.9%
Pakistan	2.7%
Ecuador	2.6%
Bahrain	2.5%
Argentina	2.3%
Chile	2.3%
Uzbekistan	2.1%
Angola	2.0%
Uruguay	2.0%
Other, less than 2% each	33.4%
Short-Term Investment	3.6%
Other Assets in Excess of Liabilities	1.5%
100.0%

2	2022 Semi-Annual Report

Statement of Investments

April 30, 2022 (Unaudited)
abrdn Emerging Markets Debt Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (24.8%)
CHINA (0.1%)
Real Estate (0.1%)
Zhenro Properties Group Ltd. (USD), 7.10%, 09/10/2024 (a)(b)	$ 200,000	$ 18,000
COLOMBIA (0.6%)
Commercial Banks (0.6%)
Bancolombia SA, (fixed rate to 10/18/2022, variable rate thereafter) (USD), 4.88%, 10/18/2027 (c)	200,000	194,502
GEORGIA (1.4%)
Transportation (1.4%)
Georgian Railway JSC (USD), 4.00%, 06/17/2028 (a)	520,000	441,376
INDIA (1.4%)
Commercial Banks (0.9%)
HDFC Bank Ltd. (INR), 8.10%, 03/22/2025 (a)	20,000,000	262,570
Transportation (0.5%)
Indian Railway Finance Corp. Ltd. (USD), 2.80%, 02/10/2031 (a)	200,000	165,722
		428,292
INDONESIA (2.9%)
Electric Utilities (1.3%)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (USD), 6.25%, 01/25/2049 (a)	387,000	386,419
Oil, Gas & Consumable Fuels (0.6%)
Pertamina Persero PT (USD), 5.63%, 05/20/2043 (a)	200,000	193,904
Sovereign Agency (1.0%)
Lembaga Pembiayaan Ekspor Indonesia (USD), 3.88%, 04/06/2024 (a)	290,000	289,240
		869,563
KAZAKHSTAN (1.2%)
Oil, Gas & Consumable Fuels (1.2%)
Tengizchevroil Finance Co. International Ltd. (USD), 3.25%, 08/15/2030 (a)	214,000	172,037
KazMunayGas National Co. JSC (USD), 5.38%, 04/24/2030 (a)	200,000	192,893
		364,930
KUWAIT (0.8%)
Chemicals (0.8%)
MEGlobal Canada ULC (USD), 5.00%, 05/18/2025 (a)	250,000	254,533
MEXICO (5.4%)
Chemicals (0.6%)
Braskem Idesa SAPI (USD), 7.45%, 11/15/2029 (a)	200,000	187,252

	Shares or Principal Amount	Value (US$)
Commercial Banks (0.7%)
BBVA Bancomer SA., (fixed rate to 09/13/2029, variable rate thereafter) (USD), 5.88%, 09/13/2034 (a)(c)	$ 230,000	$ 219,075
Oil, Gas & Consumable Fuels (3.4%)
Petroleos Mexicanos
(USD), 6.50%, 06/02/2041	330,000	245,850
(USD), 6.75%, 09/21/2047	324,000	234,123
(USD), 6.35%, 02/12/2048	340,000	238,476
(USD), 6.95%, 01/28/2060	420,000	304,500
		1,022,949
Real Estate Investment Trust (REIT) Funds (0.7%)
Trust Fibra Uno (USD), 6.39%, 01/15/2050 (a)	220,000	205,152
		1,634,428
MOROCCO (0.6%)
Chemicals (0.6%)
OCP SA (USD), 6.88%, 04/25/2044 (a)	200,000	192,500
NIGERIA (1.3%)
Commercial Banks (0.6%)
BOI Finance BV (EUR), 7.50%, 02/16/2027 (a)	194,000	200,567
Engineering & Construction (0.7%)
IHS Netherlands Holdco BV (USD), 8.00%, 09/18/2027 (a)	200,000	200,780
		401,347
PANAMA (0.6%)
Commercial Banks (0.6%)
Global Bank Corp., (fixed rate to 04/16/2028, variable rate thereafter) (USD), 5.25%, 04/16/2029 (a)(c)	198,000	186,615
PERU (1.1%)
Metals & Mining (0.6%)
Nexa Resources SA (USD), 5.38%, 05/04/2027 (a)	200,000	192,000
Oil, Gas & Consumable Fuels (0.5%)
Petroleos del Peru SA (USD), 5.63%, 06/19/2047 (a)	200,000	145,300
		337,300
SAUDI ARABIA (1.6%)
Oil, Gas & Consumable Fuels (1.6%)
Saudi Arabian Oil Co.
(USD), 2.25%, 11/24/2030 (a)	200,000	174,250
REGS (USD), 4.38%, 04/16/2049 (a)	330,000	311,915
		486,165
SOUTH AFRICA (1.9%)
Diversified Telecommunication Services (0.9%)
MTN Mauritius Investments Ltd. (USD), 6.50%, 10/13/2026 (a)	250,000	259,128

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	3

Statement of Investments (continued)

April 30, 2022 (Unaudited)
abrdn Emerging Markets Debt Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (continued)
Electric Utilities (1.0%)
Eskom Holdings SOC Ltd. (USD), 7.13%, 02/11/2025 (a)	$ 330,000	$ 314,754
		573,882
UKRAINE (0.5%)
Agriculture (0.3%)
MHP Lux SA (USD), 6.95%, 04/03/2026 (a)	200,000	94,000
Electric Utilities (0.2%)
NPC Ukrenergo (USD), 6.88%, 11/09/2026 (a)	200,000	66,000
		160,000
UNITED ARAB EMIRATES (3.0%)
Diversified Financial Services (1.0%)
ICD Sukuk Co. Ltd. (USD), 5.00%, 02/01/2027 (a)	300,000	304,500
Energy Equipment & Services (1.4%)
Abu Dhabi Crude Oil Pipeline LLC (USD), 4.60%, 11/02/2047 (a)(d)	200,000	197,816
Galaxy Pipeline Assets Bidco Ltd. (USD), 2.63%, 03/31/2036 (a)(d)	264,000	220,716
		418,532
Real Estate (0.6%)
MAF Global Securities Ltd., (fixed rate to 09/07/2022, variable rate thereafter) (USD), 5.50%, 09/07/2022 (a)(e)	200,000	198,248
		921,280
VENEZUELA (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Petroleos de Venezuela SA
(USD), 6.00%, 05/16/2024 (a)(b)(d)(f)	1,140,000	73,530
(USD), 6.00%, 11/15/2026 (a)(b)(d)(f)	525,236	33,878
		107,408
Total Corporate Bonds		7,572,121
GOVERNMENT BONDS (70.1%)
ANGOLA (2.0%)
Angolan Government International Bond (USD), 9.38%, 05/08/2048 (a)	675,000	607,905
ARGENTINA (2.3%)
Argentine Republic Government International Bond
(USD), 1.00%, 07/09/2029 (d)	174,073	55,790
VRN (USD), 0.50%, 07/09/2030 (d)(g)	1,490,400	468,000
VRN (USD), 1.13%, 07/09/2035 (d)(g)	166,903	47,626
(USD), 0.00%, 12/15/2035 (b)	533,627	2,268
VRN (USD), 2.00%, 01/09/2038 (d)(g)	320,400	115,040
		688,724

	Shares or Principal Amount	Value (US$)
ARMENIA (1.8%)
Republic of Armenia International Bond
(USD), 7.15%, 03/26/2025 (a)	$ 336,000	$ 328,440
(USD), 3.95%, 09/26/2029 (a)	260,000	206,700
		535,140
BAHAMAS (1.2%)
Bahamas Government International Bond (USD), 6.00%, 11/21/2028 (a)(d)	521,000	376,236
BAHRAIN (2.5%)
Bahrain Government International Bond
(USD), 7.00%, 01/26/2026 (a)	557,000	593,038
(USD), 5.63%, 05/18/2034 (a)	200,000	180,000
		773,038
BARBADOS (0.3%)
Barbados Government International Bond (USD), 6.50%, 10/01/2029 (a)(d)	102,700	98,184
BELARUS (0.3%)
Republic of Belarus Ministry of Finance (USD), 5.88%, 02/24/2026 (a)(f)	650,000	78,000
BENIN (1.0%)
Benin Government International Bond
(EUR), 4.88%, 01/19/2032 (a)(d)	230,000	208,070
(EUR), 6.88%, 01/19/2052 (a)(d)	100,000	86,604
		294,674
BRAZIL (7.6%)
Brazil Notas do Tesouro Nacional
Series F (BRL), 10.00%, 01/01/2023	2,853,000	566,216
Series B (BRL), 6.00%, 08/15/2024 (h)	1,030,000	827,247
Series F (BRL), 10.00%, 01/01/2029	899,000	164,728
Series F (BRL), 10.00%, 01/01/2031	2,818,000	505,151
Brazil Notas do Tesouro Nacional Series F (BRL), 10.00%, 01/01/2027	1,320,000	248,160
		2,311,502
CAMEROON (1.0%)
Republic of Cameroon International Bond (EUR), 5.95%, 07/07/2032 (a)(d)	349,000	308,768
CHILE (2.3%)
Bonos de la Tesoreria de la Republica en pesos
(CLP), 4.70%, 09/01/2030 (a)	380,000,000	390,987
(CLP), 2.80%, 10/01/2033 (a)	190,000,000	156,660
(CLP), 5.00%, 03/01/2035	155,000,000	158,128
		705,775
COLOMBIA (0.8%)
Colombia Government International Bond (USD), 4.13%, 05/15/2051	370,000	247,900
CROATIA (0.5%)
Croatia Government International Bond (EUR), 1.50%, 06/17/2031 (a)	179,000	165,294

See accompanying Notes to Financial Statements.

4	2022 Semi-Annual Report

Statement of Investments (continued)

April 30, 2022 (Unaudited)
abrdn Emerging Markets Debt Fund

	Shares or Principal Amount	Value (US$)
GOVERNMENT BONDS (continued)
CZECH REPUBLIC (1.1%)
Czech Republic Government Bond (CZK), 1.00%, 06/26/2026 (a)	$ 9,460,000	$ 347,987
DOMINICAN REPUBLIC (3.3%)
Dominican Republic International Bond
(USD), 5.50%, 02/22/2029 (a)	200,000	186,900
(USD), 6.85%, 01/27/2045 (a)	600,000	539,726
(USD), 5.88%, 01/30/2060 (a)	360,000	272,840
		999,466
ECUADOR (2.6%)
Ecuador Government International Bond, VRN (USD), 5.00%, 07/31/2030 (a)(d)(g)	992,640	804,343
EGYPT (3.5%)
Egypt Government International Bond
(EUR), 5.63%, 04/16/2030 (a)	305,000	235,303
(USD), 7.90%, 02/21/2048 (a)	425,000	290,360
(USD), 8.70%, 03/01/2049 (a)	400,000	292,000
(USD), 8.88%, 05/29/2050 (a)	340,000	249,900
		1,067,563
EL SALVADOR (0.5%)
El Salvador Government International Bond
(USD), 5.88%, 01/30/2025 (a)	249,000	118,236
(USD), 8.63%, 02/28/2029 (a)	100,000	40,072
		158,308
GHANA (1.8%)
Ghana Government International Bond
(USD), 6.38%, 02/11/2027 (a)(d)	336,000	227,062
(USD), 7.75%, 04/07/2029 (a)(d)	336,000	212,520
(USD), 8.95%, 03/26/2051 (a)(d)	200,000	114,940
		554,522
GUATEMALA (0.9%)
Guatemala Government Bond (USD), 6.13%, 06/01/2050 (a)(d)	270,000	257,780
IRAQ (1.2%)
Iraq International Bond (USD), 6.75%, 03/09/2023 (a)	360,000	359,712
IVORY COAST (1.3%)
Ivory Coast Government International Bond
(EUR), 5.88%, 10/17/2031 (a)(d)	160,000	150,643
(EUR), 6.88%, 10/17/2040 (a)(d)	100,000	88,817
(EUR), 6.63%, 03/22/2048 (a)(d)	203,000	170,566
		410,026
JORDAN (1.4%)
Jordan Government International Bond
(USD), 4.95%, 07/07/2025 (a)	210,000	201,864
(USD), 7.38%, 10/10/2047 (a)	270,000	235,046
		436,910

	Shares or Principal Amount	Value (US$)
KENYA (0.6%)
Republic of Kenya Government International Bond (USD), 7.00%, 05/22/2027 (a)(d)	$ 210,000	$ 186,217
MOROCCO (0.6%)
Morocco Government International Bond (EUR), 1.50%, 11/27/2031 (a)	210,000	171,206
NIGERIA (1.9%)
Nigeria Government International Bond
(USD), 6.50%, 11/28/2027 (a)	260,000	230,425
(USD), 6.13%, 09/28/2028 (a)	200,000	171,000
(USD), 8.38%, 03/24/2029 (a)	200,000	186,332
		587,757
OMAN (0.7%)
Oman Government International Bond (USD), 6.25%, 01/25/2031 (a)	200,000	203,516
PAKISTAN (2.7%)
Pakistan Government International Bond
(USD), 6.88%, 12/05/2027 (a)	461,000	376,228
(USD), 7.38%, 04/08/2031 (a)	587,000	449,959
		826,187
QATAR (4.2%)
Qatar Government International Bond
(USD), 5.10%, 04/23/2048 (a)	400,000	444,964
(USD), 4.82%, 03/14/2049 (a)	436,000	468,190
(USD), 4.40%, 04/16/2050 (a)	356,000	360,501
		1,273,655
ROMANIA (1.4%)
Romanian Government International Bond
(EUR), 2.00%, 01/28/2032 (a)	160,000	128,569
(EUR), 2.63%, 12/02/2040 (a)	178,000	124,484
(EUR), 2.75%, 04/14/2041 (a)	160,000	112,902
(EUR), 3.38%, 01/28/2050 (a)	76,000	54,119
		420,074
RWANDA (1.3%)
Rwanda International Government Bond (USD), 5.50%, 08/09/2031 (a)	440,000	389,950
SAUDI ARABIA (2.8%)
Saudi Government International Bond
(USD), 5.00%, 04/17/2049 (a)	570,000	591,603
(USD), 3.75%, 01/21/2055 (a)	302,000	263,560
		855,163
SENEGAL (0.8%)
Senegal Government International Bond (USD), 6.25%, 05/23/2033 (a)(d)	260,000	232,245

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	5

Statement of Investments (continued)

April 30, 2022 (Unaudited)
abrdn Emerging Markets Debt Fund

	Shares or Principal Amount	Value (US$)
GOVERNMENT BONDS (continued)
SERBIA (0.9%)
Serbia International Bond
(EUR), 3.13%, 05/15/2027 (a)	$210,000	$198,796
REGS (EUR), 1.50%, 06/26/2029 (a)	100,000	80,704
		279,500
SOUTH AFRICA (3.0%)
Republic of South Africa Government Bond
Series 2040 (ZAR), 9.00%, 01/31/2040	6,151,100	329,240
(ZAR), 6.50%, 02/28/2041	10,179,000	415,797
Republic of South Africa Government International Bond (USD), 6.25%, 03/08/2041	200,000	181,532
		926,569
TUNISIA (1.5%)
Banque Centrale de Tunisie International Bond
(EUR), 6.75%, 10/31/2023 (a)	100,000	76,691
(EUR), 5.63%, 02/17/2024 (a)	538,000	389,870
		466,561
TURKEY (0.6%)
Turkey Government International Bond (USD), 7.63%, 04/26/2029	201,000	191,773
UKRAINE (0.4%)
Ukraine Government International Bond (EUR), 6.75%, 06/20/2026 (a)(f)	340,000	115,629
UNITED ARAB EMIRATES (0.6%)
Finance Department Government of Sharjah (USD), 4.00%, 07/28/2050 (a)	233,000	173,632
URUGUAY (2.0%)
Uruguay Government International Bond (UYU), 4.38%, 12/15/2028 (d)(h)	20,864,041	599,170
UZBEKISTAN (2.1%)
Republic of Uzbekistan International Bond
(USD), 4.75%, 02/20/2024 (a)	300,000	294,617
(USD), 3.70%, 11/25/2030 (a)	212,000	172,780
(USD), 3.90%, 10/19/2031 (a)	220,000	179,036
		646,433
VENEZUELA (0.0%)
Venezuela Government International Bond (USD), 9.25%, 05/07/2028 (a)(b)(f)	165,000	13,282
ZAMBIA (0.8%)
Zambia Government International Bond
(USD), 8.97%, 07/30/2027 (a)(d)	315,000	233,714
Total Government Bonds		21,379,990
WARRANTS (0.0%)
BRAZIL (0.0%)
OAS S.A. (f)(i)(j)	29,232	—

	Shares or Principal Amount	Value (US$)
UNITED STATES (0.0%)
CANADACO, Series A (f)(i)(j)	$92,840	$—
Total Warrants		0
SHORT-TERM INVESTMENT (3.6%)
UNITED STATES (3.6%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.29% (k)	1,084,466	1,084,466
Total Short-Term Investment		1,084,466
Total Investments (Cost $37,520,086) (l)—98.5%		30,036,577
Other Assets in Excess of Liabilities—1.5%		464,399
Net Assets—100.0%		$30,500,976

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Security is in default.
(c)	Variable Rate Instrument. The rate shown is based on the latest available information as of April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Sinkable security.
(e)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(f)	Illiquid security.
(g)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(h)	Inflation linked security.
(i)	Level 3 security. See Note 2(a) of the accompanying Notes to Financial Statements.
(j)	Non-Income Producing Security.
(k)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2022.
(l)	See accompanying Notes to Financial Statements for tax unrealized appreciation/depreciation of securities.
BRL	Brazilian Real
CLP	Chilean Peso
CZK	Czech Koruna
EUR	Euro Currency
INR	Indian Rupee
PLC	Public Limited Company
RUB	Russian Ruble
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

See accompanying Notes to Financial Statements.

6	2022 Semi-Annual Report

Statement of Investments (concluded)

April 30, 2022 (Unaudited)
abrdn Emerging Markets Debt Fund

At April 30, 2022, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real/United States Dollar
05/24/2022	Barclays Bank plc	BRL 1,106,000	USD230,214	$222,206	$(8,008)
Euro/United States Dollar
07/14/2022	JPMorgan Chase Bank N.A.	EUR 82,000	USD 86,625	86,815	190
Indian Rupee/United States Dollar
05/24/2022	Barclays Bank plc	INR34,629,000	USD453,747	451,662	(2,085)
New Russian Ruble/United States Dollar
05/24/2022	UBS AG	RUB8,808,000	USD113,525	120,256	6,731
				$880,939	$(3,172)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
05/24/2022	UBS AG	USD2,447,848	BRL 12,879,000	$2,587,508	$(139,660)
United States Dollar/Chilean Peso
05/24/2022	UBS AG	USD 454,536	CLP374,376,000	437,233	17,303
United States Dollar/Euro
07/14/2022	Citibank N.A.	USD3,399,686	EUR 3,089,000	3,270,372	129,314
United States Dollar/Indian Rupee
05/24/2022	UBS AG	USD 404,784	INR 31,119,000	405,881	(1,097)
United States Dollar/New Russian Ruble
05/24/2022	UBS AG	USD 79,069	RUB 8,808,000	120,256	(41,187)
United States Dollar/South African Rand
07/14/2022	Citibank N.A.	USD 798,086	ZAR 11,744,000	738,031	60,055
				$7,559,281	$24,728
Unrealized appreciation on forward foreign currency exchange contracts					$213,593
Unrealized depreciation on forward foreign currency exchange contracts					(192,037)

*  Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	7

abrdn Global Absolute Return Strategies Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2022)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	(5.85%)	(8.00%)	0.81%	0.74%
	w/ SC2	(8.69%)	(10.79%)	0.19%	0.44%
Class C	w/o SC	(6.11%)	(8.57%)	0.12%	0.03%
	w/ SC3	(7.02%)	(9.45%)	0.12%	0.03%
Institutional Service Class[4]	w/o SC	(5.71%)	(7.76%)	1.03%	0.89%
Institutional Class[4]	w/o SC	(5.54%)	(7.57%)	1.12%	1.03%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not annualized
1	The Fund changed its investment objective and principal investment strategies, including its 80% investment policy, effective November 15, 2019. The Fund also previously changed its investment objective and strategies effective August 15, 2016. Performance information for periods prior to November 15, 2019 does not reflect the current investment strategy. Please consult the Fund's prospectus for more detail.
2	A 3.00% front-end sales charge was deducted. Prior to February 28, 2019 the front-end sales charge was 4.25%.
3	A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when Class C shares are sold within the first year after purchase.
4	Not subject to any sales charges.

Performance of a $1,000,000 Investment* (as of April 30, 2022)

Comparative performance of $1,000,000 invested in Institutional Service Class shares of the abrdn Global Absolute Return Strategies Fund, the ICE BofA Merrill Lynch 3-Month U.S. Treasury Note Index and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2022. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

The ICE BofA Merrill Lynch 3-Month U.S. Treasury Note Index is an unmanaged index tracking 3-month U.S. Treasury securities.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

*  Minimum Initial Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

8	2022 Semi-Annual Report

abrdn Global Absolute Return Strategies Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2022 (Unaudited)

Asset Allocation
Money Market Funds	27.1%
Certificates of Deposit	23.7%
U.S. Treasuries	18.9%
Government Bonds	17.8%
Mutual Fund	4.3%
Common Stocks	3.2%
Purchased Options	0.5%
Other Assets in Excess of Liabilities	4.5%
100.0%

Top Ten Holdings
Bundesrepublik Deutschland Bundesanleihe 07/04/2022	17.8%
iShares USD Asia High Yield Bond ETF	4.3%
Graphic Packaging Holding Co.	0.2%
Tyson Foods, Inc., Class A	0.2%
Mowi ASA	0.2%
Salmar ASA	0.2%
McCormick & Co., Inc.	0.2%
Bunge Ltd.	0.2%
Packaging Corp. of America	0.1%
Sanderson Farms, Inc.	0.1%

Countries
Germany	17.8%
Singapore	4.3%
United States	2.4%
Other, less than 2% each	1.3%
Short-Term Investment	69.7%
Other Assets in Excess of Liabilities	4.5%
100.0%

2022 Semi-Annual Report	9

Statement of Investments

April 30, 2022 (Unaudited)
abrdn Global Absolute Return Strategies Fund

	Shares or Principal Amount	Value (US$)
GOVERNMENT BONDS (17.8%)
GERMANY (17.8%)
Bundesrepublik Deutschland Bundesanleihe (EUR), 1.75%, 07/04/2022 (a)	$8,860,600	$9,384,714
Total Government Bonds		9,384,714
MUTUAL FUND (4.3%)
SINGAPORE (4.3%)
iShares USD Asia High Yield Bond ETF	304,687	2,269,468
Total Mutual Fund		2,269,468
COMMON STOCKS (3.2%)
CANADA (0.5%)
Materials (0.5%)
Canfor Corp. (b)	4,018	76,566
Nutrien Ltd.	837	82,250
West Fraser Timber Co. Ltd.	987	86,749
		245,565
NORWAY (0.3%)
Consumer Staples (0.3%)
Mowi ASA	3,138	88,639
Salmar ASA	1,083	88,622
		177,261
UNITED STATES (2.4%)
Consumer Discretionary (0.1%)
Tractor Supply Co.	367	73,932
Consumer Staples (1.3%)
Archer-Daniels-Midland Co.	956	85,619
Bunge Ltd.	778	88,007
Costco Wholesale Corp.	148	78,695
Kroger Co.	1,515	81,749
McCormick & Co., Inc.	878	88,301
Sanderson Farms, Inc.	462	87,489
Sprouts Farmers Market, Inc. (b)	2,670	79,566
Tyson Foods, Inc., Class A	963	89,713
		679,139
Industrials (0.3%)
AGCO Corp.	588	74,911
Deere & Co.	205	77,398
		152,309
Materials (0.7%)
CF Industries Holdings, Inc.	845	81,821
FMC Corp.	643	85,223
Graphic Packaging Holding Co.	4,186	91,255
Packaging Corp. of America	544	87,677
		345,976
		1,251,356
Total Common Stocks		1,674,182
Total Purchased Options (see detail below)		257,514

	Shares or Principal Amount	Value (US$)
SHORT-TERM INVESTMENT (69.7%)
CERTIFICATES OF DEPOSIT (23.7%)
CANADA (4.5%)
Bank of Montreal (USD), 0.26%, 05/03/2022	$2,400,219	$2,400,219
FRANCE (10.1%)
BNP Paribas SA (USD), 0.28%, 05/03/2022	2,485,421	2,485,421
Credit Agricole Corporate & Investment Bank SA (USD), 0.28%, 05/03/2022	1,154,896	1,154,896
Societe Generale SA (USD), 0.28%, 05/03/2022	1,672,003	1,672,003
		5,312,320
NETHERLANDS (9.1%)
Cooperatieve Rabobank UA (USD), 0.25%, 05/03/2022	2,401,106	2,401,106
ING Bank NV (USD), 0.25%, 05/03/2022	2,400,458	2,400,458
		4,801,564
Total Certificates of Deposit		12,514,103
MONEY MARKET FUNDS (27.1%)
UNITED STATES (27.1%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.29% (c)	14,289,681	14,289,681
Total Money Market Funds		14,289,681
U.S. TREASURIES (18.9%)
UNITED STATES (18.9%)
U.S. Treasury Bill
(USD), 0.06%, 05/05/2022 (d)	1,000,000	999,992
(USD), 0.11%, 06/09/2022 (d)	1,000,000	999,541
(USD), 0.22%, 07/07/2022 (d)	2,000,000	1,997,303
(USD), 0.58%, 08/18/2022 (d)(e)	1,500,000	1,495,508
(USD), 0.88%, 09/08/2022 (d)(e)	1,500,000	1,494,296
(USD), 0.96%, 10/06/2022 (d)(e)	1,000,000	994,887
(USD), 1.29%, 11/03/2022 (d)	1,000,000	992,835
(USD), 1.40%, 12/01/2022 (d)	1,000,000	991,676
		9,966,038
Total U.S. Treasuries		9,966,038
Total Short-Term Investment		36,769,822
Total Investments (Cost $51,537,581) (f)—95.5%		50,355,700
Other Assets in Excess of Liabilities—4.5%		2,346,059
Net Assets—100.0%		$52,701,759

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2022.
(d)	The rate shown is the discount yield at the time of purchase.
(e)	All or a portion of the security has been designated as collateral for swap contracts.
(f)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.
AUD	Australian Dollar
BRL	Brazilian Real

See accompanying Notes to Financial Statements.

10	2022 Semi-Annual Report

Statement of Investments (continued)

April 30, 2022 (Unaudited)
abrdn Global Absolute Return Strategies Fund

CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
ETF	Exchange-Traded Fund
EUR	Euro Currency
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee

JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PLC	Public Limited Company
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

At April 30, 2022, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
LONG CONTRACT POSITIONS
FTSE 100 Index	46	06/17/2022	$4,267,209	$4,345,724	$78,515
United States Treasury Note 6%—10 year Ultra	72	06/21/2022	9,347,738	9,288,000	(59,738)
					$18,777
SHORT CONTRACT POSITIONS
MSCI Emerging Market Index Future	(83)	06/17/2022	$(4,321,089)	$(4,388,211)	$(67,122)
S&P 500 (E-Mini) Future	(40)	06/17/2022	(8,899,384)	(8,255,000)	644,384
					$577,262
					$596,039

At April 30, 2022, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
05/03/2022	Goldman Sachs & Co.	AUD	721,000	USD 540,996	$509,423	$(31,573)
05/03/2022	HSBC Bank plc	AUD	1,280,000	USD 907,904	904,384	(3,520)
08/03/2022	JPMorgan Chase Bank N.A.	AUD	1,523,000	USD 1,096,427	1,077,734	(18,693)
Brazilian Real/United States Dollar
05/03/2022	Citibank N.A.	BRL	2,750,000	USD 507,670	556,235	48,565
05/03/2022	JPMorgan Chase Bank N.A.	BRL	2,750,000	USD 559,045	556,235	(2,810)
05/10/2022	Goldman Sachs & Co.	BRL	1,100,000	USD 221,701	222,023	322
British Pound/United States Dollar
05/03/2022	Barclays Bank plc	GBP	1,081,000	USD 1,375,174	1,359,304	(15,870)
05/10/2022	Barclays Bank plc	GBP	250,000	USD 330,029	314,357	(15,672)
06/07/2022	Citibank N.A.	GBP	83,316	USD 109,016	104,762	(4,254)
06/07/2022	Goldman Sachs & Co.	GBP	1,088,000	USD1,433,663	1,368,068	(65,595)
07/06/2022	Citibank N.A.	GBP	2,187,963	USD2,820,000	2,751,600	(68,400)
08/03/2022	JPMorgan Chase Bank N.A.	GBP	1,081,000	USD1,349,650	1,359,794	10,144
Canadian Dollar/United States Dollar
05/03/2022	Citibank N.A.	CAD	1,150,000	USD 906,097	895,182	(10,915)
05/03/2022	Royal Bank of Canada	CAD	690,000	USD 549,244	537,109	(12,135)
05/10/2022	JPMorgan Chase Bank N.A.	CAD	320,000	USD 255,908	249,088	(6,820)
08/03/2022	Barclays Bank plc	CAD	1,434,000	USD 1,125,104	1,115,853	(9,251)

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	11

Statement of Investments (continued)

April 30, 2022 (Unaudited)
abrdn Global Absolute Return Strategies Fund

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Chinese Renminbi/United States Dollar
05/10/2022	Citibank N.A.	CNY	700,000	USD	109,562	$106,060	$(3,502)
05/10/2022	HSBC Bank plc	CNY	17,010,000	USD	2,606,760	2,577,262	(29,498)
05/10/2022	JPMorgan Chase Bank N.A.	CNY	1,400,000	USD	213,002	212,120	(882)
05/11/2022	Citibank N.A.	CNY	749,000	USD	117,261	113,428	(3,833)
05/11/2022	Goldman Sachs & Co.	CNY	9,081,000	USD	1,371,915	1,375,224	3,309
Euro/United States Dollar
05/03/2022	Barclays Bank plc	EUR	89,900	USD	99,763	94,840	(4,923)
05/03/2022	HSBC Bank plc	EUR	1,297,100	USD	1,387,471	1,368,376	(19,095)
05/10/2022	Barclays Bank plc	EUR	470,000	USD	520,120	495,949	(24,171)
05/10/2022	HSBC Bank plc	EUR	140,000	USD	154,314	147,730	(6,584)
05/10/2022	JPMorgan Chase Bank N.A.	EUR	530,000	USD	593,885	559,262	(34,623)
05/10/2022	Royal Bank of Canada	EUR	150,000	USD	164,225	158,282	(5,943)
08/03/2022	Citibank N.A.	EUR	1,297,100	USD	1,370,295	1,374,921	4,626
Hong Kong Dollar/United States Dollar
05/10/2022	Barclays Bank plc	HKD	2,200,000	USD	280,383	280,395	12
05/10/2022	HSBC Bank plc	HKD	3,000,000	USD	382,325	382,356	31
05/10/2022	JPMorgan Chase Bank N.A.	HKD	2,840,000	USD	361,965	361,964	(1)
Indian Rupee/United States Dollar
05/10/2022	Goldman Sachs & Co.	INR	12,000,000	USD	156,205	156,794	589
05/10/2022	HSBC Bank plc	INR	11,000,000	USD	143,118	143,728	610
05/10/2022	JPMorgan Chase Bank N.A.	INR	23,000,000	USD	299,733	300,523	790
Indonesian Rupiah/United States Dollar
05/10/2022	Goldman Sachs & Co.	IDR	19,789,774,990	USD	1,378,791	1,365,095	(13,696)
05/10/2022	HSBC Bank plc	IDR	19,789,774,990	USD	1,366,698	1,365,095	(1,603)
Japanese Yen/United States Dollar
05/10/2022	JPMorgan Chase Bank N.A.	JPY	26,000,000	USD	211,776	200,372	(11,404)
05/10/2022	Royal Bank of Canada	JPY	87,000,000	USD	720,381	670,476	(49,905)
Mexican Peso/United States Dollar
05/10/2022	Barclays Bank plc	MXN	10,900,000	USD	513,742	533,391	19,649
New Taiwan Dollar/United States Dollar
05/10/2022	Citibank N.A.	TWD	10,000,000	USD	341,858	339,902	(1,956)
05/10/2022	Goldman Sachs & Co.	TWD	10,200,000	USD	348,336	346,700	(1,636)
06/16/2022	HSBC Bank plc	TWD	26,895,000	USD	921,062	916,765	(4,297)
06/23/2022	HSBC Bank plc	TWD	1,105,000	USD	37,866	37,688	(178)
07/07/2022	HSBC Bank plc	TWD	40,800,000	USD	1,387,283	1,393,141	5,858
Norwegian Krone/United States Dollar
05/03/2022	Barclays Bank plc	NOK	8,040,000	USD	906,225	857,202	(49,023)
05/03/2022	Citibank N.A.	NOK	4,620,000	USD	532,233	492,571	(39,662)
08/03/2022	JPMorgan Chase Bank N.A.	NOK	9,850,000	USD	1,070,642	1,050,782	(19,860)
Singapore Dollar/United States Dollar
07/22/2022	Citibank N.A.	SGD	1,870,000	USD	1,368,463	1,352,367	(16,096)
South African Rand/United States Dollar
05/10/2022	Barclays Bank plc	ZAR	17,472,493	USD	1,190,737	1,105,692	(85,045)
05/10/2022	Citibank N.A.	ZAR	47,052,664	USD	3,137,276	2,977,580	(159,696)
05/10/2022	Goldman Sachs & Co.	ZAR	2,200,000	USD	139,267	139,220	(47)
05/10/2022	HSBC Bank plc	ZAR	20,050,970	USD	1,369,489	1,268,863	(100,626)
05/10/2022	JPMorgan Chase Bank N.A.	ZAR	973,607	USD	66,406	61,612	(4,794)

See accompanying Notes to Financial Statements.

12	2022 Semi-Annual Report

Statement of Investments (continued)

April 30, 2022 (Unaudited)

abrdn Global Absolute Return Strategies Fund

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
South Korean Won/United States Dollar
05/10/2022	Barclays Bank plc	KRW	180,000,000	USD	143,611	$142,529	$(1,082)
05/10/2022	Citibank N.A.	KRW	340,000,000	USD	271,288	269,222	(2,066)
05/10/2022	JPMorgan Chase Bank N.A.	KRW	170,000,000	USD	135,653	134,611	(1,042)
06/17/2022	JPMorgan Chase Bank N.A.	KRW	1,390,000,000	USD	1,144,070	1,100,912	(43,158)
Swedish Krona/United States Dollar
06/17/2022	Citibank N.A.	SEK	10,740,000	USD	1,143,184	1,095,230	(47,954)
						$43,307,383	$(958,884)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
05/03/2022	JPMorgan Chase Bank N.A.	USD	1,445,464	AUD	2,001,000	$1,413,807	$31,657
08/03/2022	Citibank N.A.	USD	1,083,698	AUD	1,523,000	1,077,734	5,964
United States Dollar/Brazilian Real
05/03/2022	Citibank N.A.	USD	559,045	BRL	2,750,000	556,235	2,810
05/03/2022	JPMorgan Chase Bank N.A.	USD	533,808	BRL	2,750,000	556,235	(22,427)
United States Dollar/British Pound
05/03/2022	Citibank N.A.	USD	1,034,015	GBP	767,000	964,464	69,551
05/03/2022	Goldman Sachs & Co.	USD	413,808	GBP	314,000	394,839	18,969
05/10/2022	Citibank N.A.	USD	315,748	GBP	236,000	296,753	18,995
06/07/2022	Citibank N.A.	USD	1,480,331	GBP	1,088,000	1,368,068	112,263
07/06/2022	Citibank N.A.	USD	2,858,972	GBP	2,187,963	2,751,600	107,372
08/03/2022	Barclays Bank plc	USD	1,375,682	GBP	1,081,000	1,359,794	15,888
United States Dollar/Canadian Dollar
05/03/2022	Barclays Bank plc	USD	1,125,565	CAD	1,434,000	1,116,253	9,312
05/03/2022	JPMorgan Chase Bank N.A.	USD	320,624	CAD	406,000	316,038	4,586
05/10/2022	HSBC Bank plc	USD	253,741	CAD	317,047	246,790	6,951
08/03/2022	JPMorgan Chase Bank N.A.	USD	1,115,091	CAD	1,434,000	1,115,853	(762)
United States Dollar/Chinese Renminbi
05/10/2022	Goldman Sachs & Co.	USD	142,151	CNY	910,000	137,878	4,273
05/10/2022	HSBC Bank plc	USD	2,642,133	CNY	16,800,000	2,545,444	96,689
05/11/2022	HSBC Bank plc	USD	1,087,024	CNY	6,970,000	1,055,535	31,489
05/11/2022	JPMorgan Chase Bank N.A.	USD	446,457	CNY	2,860,000	433,118	13,339
05/16/2022	HSBC Bank plc	USD	1,512,382	CNY	9,652,020	1,459,674	52,708
05/20/2022	HSBC Bank plc	USD	1,535,232	CNY	9,800,000	1,481,261	53,971
05/25/2022	HSBC Bank plc	USD	1,519,522	CNY	9,702,000	1,465,470	54,052
06/10/2022	HSBC Bank plc	USD	1,572,190	CNY	10,045,980	1,514,600	57,590
06/17/2022	HSBC Bank plc	USD	2,343,409	CNY	15,141,000	2,281,701	61,708
06/24/2022	HSBC Bank plc	USD	2,437,813	CNY	15,759,000	2,373,729	64,084
07/08/2022	HSBC Bank plc	USD	1,484,772	CNY	9,843,000	1,481,260	3,512
07/15/2022	HSBC Bank plc	USD	1,425,922	CNY	9,457,000	1,422,558	3,364
United States Dollar/Danish Krone
05/10/2022	JPMorgan Chase Bank N.A.	USD	148,532	DKK	1,000,000	141,855	6,677

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	13

Statement of Investments (continued)

April 30, 2022 (Unaudited)

abrdn Global Absolute Return Strategies Fund

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
05/03/2022	Barclays Bank plc	USD	1,101,948	EUR	977,000	$1,030,686	$71,262
05/03/2022	Royal Bank of Canada	USD	450,564	EUR	410,000	432,530	18,034
05/10/2022	HSBC Bank plc	USD	347,481	EUR	310,000	327,115	20,366
05/10/2022	JPMorgan Chase Bank N.A.	USD	592,470	EUR	520,000	548,710	43,760
05/10/2022	Royal Bank of Canada	USD	10,220,911	EUR	9,027,207	9,525,611	695,300
08/03/2022	HSBC Bank plc	USD	1,394,195	EUR	1,297,100	1,374,921	19,274
United States Dollar/Indian Rupee
07/22/2022	Citibank N.A.	USD	1,812,415	INR	140,000,000	1,814,741	(2,326)
United States Dollar/Indonesian Rupiah
05/10/2022	Goldman Sachs & Co.	USD	1,366,698	IDR	19,789,774,990	1,365,095	1,603
05/10/2022	HSBC Bank plc	USD	1,366,634	IDR	19,789,774,990	1,365,095	1,539
United States Dollar/Japanese Yen
05/10/2022	HSBC Bank plc	USD	579,461	JPY	67,000,000	516,344	63,117
07/22/2022	Barclays Bank plc	USD	1,828,905	JPY	234,000,000	1,809,002	19,903
United States Dollar/Mexican Peso
05/10/2022	Barclays Bank plc	USD	193,031	MXN	3,900,000	190,846	2,185
05/10/2022	HSBC Bank plc	USD	335,720	MXN	7,000,000	342,545	(6,825)
United States Dollar/New Taiwan Dollar
06/16/2022	HSBC Bank plc	USD	940,286	TWD	26,895,000	916,765	23,521
06/23/2022	HSBC Bank plc	USD	936,982	TWD	26,756,450	912,568	24,414
06/28/2022	HSBC Bank plc	USD	976,388	TWD	27,848,550	950,206	26,182
07/07/2022	HSBC Bank plc	USD	1,432,131	TWD	40,800,000	1,393,141	38,990
United States Dollar/Nowegian Krone
05/03/2022	Citibank N.A.	USD	317,317	NOK	2,810,000	299,594	17,723
05/03/2022	JPMorgan Chase Bank N.A.	USD	1,070,071	NOK	9,850,000	1,050,179	19,892
05/10/2022	Barclays Bank plc	USD	32,945	NOK	288,214	30,729	2,216
05/10/2022	HSBC Bank plc	USD	138,745	NOK	1,217,879	129,847	8,898
08/03/2022	Citibank N.A.	USD	1,045,942	NOK	9,850,000	1,050,782	(4,840)
United States Dollar/Singapore Dollar
07/22/2022	JPMorgan Chase Bank N.A.	USD	1,355,141	SGD	1,870,000	1,352,367	2,774
United States Dollar/South African Rand
05/10/2022	JPMorgan Chase Bank N.A.	USD	5,499,774	ZAR	85,549,734	5,413,747	86,027
United States Dollar/South Korean Won
06/17/2022	HSBC Bank plc	USD	1,090,385	KRW	1,390,000,000	1,100,912	(10,527)
United States Dollar/Swedish Krona
06/17/2022	Citibank N.A.	USD	1,092,462	SEK	10,740,000	1,095,230	(2,768)
United States Dollar/Swiss Franc
05/10/2022	JPMorgan Chase Bank N.A.	USD	336,519	CHF	310,000	318,780	17,739
						$67,986,634	$2,082,018

See accompanying Notes to Financial Statements.

14	2022 Semi-Annual Report

Statement of Investments (continued)

April 30, 2022 (Unaudited)

abrdn Global Absolute Return Strategies Fund

At April 30, 2022, the Fund's open forward foreign cross currency contracts were as follows:

Purchase / Sale Settlement Date	Counterparty	Amount Purchased		Amount Sold		Contract Value	Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound / Japanese Yen
06/07/2022	Citibank N.A.	GBP	2,392,762	JPY	386,900,000	$3,128,774	$3,152,988	$24,214
Japanese Yen / British Pound
06/07/2022	HSBC Bank plc	JPY	386,900,000	GBP	2,476,077	3,364,348	3,235,372	(128,976)
							$6,388,360	$(104,762)
Unrealized appreciation on forward foreign currency exchange contracts								$2,251,212
Unrealized depreciation on forward foreign currency exchange contracts								(1,232,840)

* Certain contracts with different trade dates and like characteristics have been shown net.

At April 30, 2022, the Fund held the following centrally cleared credit default swaps:

Expiration Date	Notional Amount	Credit Index	Fixed Rate	Implied Credit Spread*	Frequency of Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
Buy Protection:
06/20/2027	2,851,210	CDX.NA.HYCDX.NA.HY	Equal to (5.00)%	4.65%	Quarterly	$(110,342)	$(57,844)	$52,498
06/20/2027	2,030,000	iTraxx Europe Crossover	Equal to (5.00)%	N/A	Quarterly	(66,961)	(11,897)	55,064
06/20/2027	1,912,000	iTraxx Europe Sub Financials	Equal to (1.00)%	1.97%	Quarterly	95,052	(2,241)	(97,293)
						$(82,251)	$(71,982)	$10,269
Sell Protection:
06/20/2027	2,851,210	CDX.NA.HY	Equal to 5.00%	4.65%	Quarterly	$131,726	$57,844	$(73,882)
06/20/2027	1,912,000	iTraxx Europe Sub Financials	Equal to 1.00%	1.97%	Quarterly	(61,264)	(91,046)	(29,782)
						$70,462	$(33,202)	$(103,664)

*	Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made prior to entering into the agreement. For credit default swaps with asset-backed securities or credit indices as the underlying assets, the quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

At April 30, 2022, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Frequency of Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
USD	35,500	09/02/2050	Receive	12-month CPI	2.06%	Annually	$—	$9,918	$9,918
USD	35,500	09/02/2050	Receive	12-month CPI	2.06%	Annually	—	9,943	9,943
							$—	$19,861	$19,861
USD	35,500	09/02/2050	Pay	12-month CPI	1.00%	Annually	$991	$(9,918)	$(10,909)
USD	35,500	09/02/2050	Pay	12-month CPI	1.00%	Annually	955	(9,943)	(10,898)
							$1,946	$(19,861)	$(21,807)
							$1,946	$—	$(1,946)

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	15

Statement of Investments (continued)

April 30, 2022 (Unaudited)

abrdn Global Absolute Return Strategies Fund

At April 30, 2022, the Fund held the following over-the-counter total return swaps:

Currency	Notional Amount	Expiration Date	Receive (Pay) Total Return of Equity Index	Equity Index	Floating Rate Index	Frequency of Payments Made	Value	Unrealized Appreciation/ (Depreciation)
USD	1,663,402	02/24/2023	Receive	MSCI World Quality Index	1-month SOFR	Monthly	$(39,462)	$(39,462)
USD	5,599,644	03/31/2023	Receive	MSCI World Index	1-month SOFR	Monthly	1,179	1,179
USD	3,439,714	12/16/2022	Receive	MSCI World Index	3-month SOFR	Quarterly	160,394	160,394
USD	1,449,193	02/24/2023	Receive	MSCI World Index	1-month SOFR	Monthly	40,835	40,835
USD	3,076,268	10/11/2022	Pay	S&P 500 Low Volatility Net Total Return Index	1-month SOFR	Monthly	(129,407)	(129,407)
USD	5,470,845	03/31/2023	Pay	MSCI World Quality Index	1-month SOFR	Monthly	(2,112)	(2,112)
USD	5,717,353	10/06/2022	Pay	S&P 500 Low Volatility Net Total Return Index	1-month SOFR	Monthly	(248,076)	(248,076)
USD	3,277,210	12/16/2022	Pay	MSCI World Quality Index	3-month SOFR	Quarterly	(152,298)	(152,298)
							$(368,947)	$(368,947)

At April 30, 2022, the Fund held the following purchased options:

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value	Unrealized Value
CALL OPTIONS PURCHASED (0.5%)
Index Options (0.5%)
CBOE Volatility Index	05/18/2022	28	161	450,800	$61,265	$91,287	$30,022
CBOE Volatility Index	06/15/2022	35	219	766,500	85,357	81,030	(4,327)
CBOE Volatility Index	07/20/2022	24	90	216,000	47,652	73,710	26,058
CBOE Volatility Index	07/20/2022	30	21	63,000	7,791	11,487	3,696
						$257,514	$55,449

At April 30, 2022, the Fund held the following written options:

Description	Notional Amount	Cost	Value	Unrealized Value
CALL OPTIONS WRITTEN (0.2%)
Swaption (0.2%)
10 year Interest Rate Swap Call, expiring 10/13/2022, Pay 2.1%, Receive SOFR	(26,355,000)	$(134,285)	$(94,738)	$39,547

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value	Unrealized Value
PUT OPTIONS WRITTEN (0.8%)
Index Options (0.4%)
CAC 40 Index	05/20/2022	6,250	(8)	(500,000)	$(10,203)	$(7,375)	$2,828
DAX Index	05/20/2022	13,550	(8)	(542,000)	(10,652)	(7,727)	2,926
FTSE 100 Index	05/20/2022	7,000	(6)	(420,000)	(4,129)	(1,962)	2,167
Nikkei 225 Index	05/13/2022	25,875	(4)	(103,500,000)	(7,968)	(5,548)	2,420
S&P 500 Index	05/20/2022	4,250	(4)	(1,700,000)	(16,756)	(69,172)	(52,416)
S&P 500 Index	05/31/2022	3,960	(6)	(2,376,000)	(60,710)	(47,220)	13,490
S&P 500 Index	06/30/2022	4,100	(6)	(2,460,000)	(36,648)	(98,310)	(61,662)
S&PASX 200 Index	05/19/2022	6,950	(17)	(1,181,500)	(4,184)	(2,402)	1,781
						$(239,716)	$(88,466)

See accompanying Notes to Financial Statements.

16	2022 Semi-Annual Report

Statement of Investments (concluded)

April 30, 2022 (Unaudited)

abrdn Global Absolute Return Strategies Fund

Description	Notional Amount	Cost	Value	Unrealized Value
Swaption (0.4%)
10 year Interest Rate Swap Put, expiring 10/13/2022, Pay SOFR, Receive 3.1%	(38,905,000)	$(144,325)	$(204,261)	$(59,936)
			$(443,977)	$(148,402)

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	17

abrdn Global High Income Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2022)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	(8.10%)	(7.08%)	2.77%	3.50%
	w/ SC2	(10.82%)	(9.90%)	2.14%	3.18%
Institutional Class[3]	w/o SC	(8.02%)	(6.88%)	3.02%	3.75%

†	Not annualized
1	Returns prior to December 3, 2021 reflect the performance of a predecessor fund (the "Predecessor Fund"). Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Please consult the Fund's prospectus for more detail
2	A 3.00% front-end sales charge was deducted.
3	Not subject to any sales charges.

Performance of a $10,000 Investment (as of April 30, 2022)

Comparative performance of $10,000 invested in Class A shares of the abrdn Global High Income Fund, the ICE Bank of America Merrill Lynch Global High Yield Constrained Index (Hedged to USD) and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2022. Unlike the Fund's returns, the returns for these unmanaged indexes do not reflect any fees or expenses. Investors cannot invest directly in market indexes.

The ICE Bank of America (BofA) Merrill Lynch Global High Yield Constrained Index (Hedged to the USD) tracks the performance of USD, CAD, GBP and EUR denominated below investment grade corporate debt publicly issued in the major domestic or eurobond markets but caps issuer exposure at 2%.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and performance graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Performance returns reflect fee waivers and reimbursements in effect without which returns would have been lower.

18	2022 Semi-Annual Report

abrdn Global High Income Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2022 (Unaudited)

Asset Allocation
Corporate Bonds	92.0%
Short-Term Investment	5.4%
Other Assets in Excess of Liabilities	2.6%
100.0%

Top Holdings
Ford Motor Co. 04/22/2025	1.4%
SoftBank Group Corp., (fixed rate to 07/19/2023, variable rate thereafter), VRN 07/19/2023	1.4%
Six Flags Theme Parks, Inc. 07/01/2025	1.3%
Ball Corp. 08/15/2030	1.2%
Affinity Gaming 12/15/2027	1.0%
SunCoke Energy, Inc. 06/30/2029	1.0%
Petroleos Mexicanos 02/12/2028	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp. 02/01/2031	1.0%
Graphic Packaging International LLC 02/01/2030	0.9%
Howmet Aerospace, Inc. 02/01/2037	0.9%

Countries
United States	55.6%
United Kingdom	6.1%
Germany	4.2%
Luxembourg	3.9%
Mexico	2.6%
Canada	2.5%
Netherlands	2.3%
Other, less than 2% each	14.8%
Short-Term Investment	5.4%
Other Assets in Excess of Liabilities	2.6%
100.0%

2022 Semi-Annual Report	19

Statement of Investments

April 30, 2022 (Unaudited)
abrdn Global High Income Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (92.0%)
ARGENTINA (0.5%)
Energy Equipment & Services (0.5%)
Transportadora de Gas del Sur SA (USD), 6.75%, 05/02/2025 (a)	$575,000	$540,675
BERMUDA (0.3%)
Insurance (0.3%)
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., PIK (USD), 7.63%, 10/15/2025 (a)(b)	313,140	317,837
BRAZIL (1.7%)
Chemicals (0.7%)
Braskem Netherlands Finance BV (USD), 4.50%, 01/10/2028 (a)	810,000	762,866
Healthcare Providers & Services (0.5%)
Rede D'or Finance Sarl
(USD), 4.95%, 01/17/2028 (a)	380,000	356,725
(USD), 4.50%, 01/22/2030 (a)	204,000	178,276
		535,001
Oil, Gas & Consumable Fuels (0.5%)
Petrobras Global Finance BV (USD), 5.60%, 01/03/2031	536,000	526,084
		1,823,951
CANADA (2.5%)
Chemicals (0.5%)
NOVA Chemicals Corp. (USD), 4.25%, 05/15/2029 (a)	638,000	551,870
Diversified Telecommunication Services (0.5%)
Rogers Communications, Inc., (fixed rate to 3/15/2027, variable rate thereafter), VRN (USD), 5 year CMT + 3.590%, 5.25%, 03/15/2082 (a)	589,000	552,809
Environmental Control (0.8%)
GFL Environmental, Inc.
(USD), 5.13%, 12/15/2026 (a)	562,000	552,390
(USD), 4.75%, 06/15/2029 (a)	367,000	333,052
		885,442
Machinery-Diversified (0.7%)
Titan Acquisition Ltd. / Titan Co-Borrower LLC (USD), 7.75%, 04/15/2026 (a)	720,000	694,800
		2,684,921
CHILE (0.4%)
Media (0.4%)
VTR Finance NV (USD), 6.38%, 07/15/2028 (a)	442,000	403,329
CHINA (0.5%)
Real Estate (0.5%)
China Evergrande Group (USD), 9.50%, 04/11/2022 (a)	465,000	52,312

	Shares or Principal Amount	Value (US$)
CIFI Holdings Group Co. Ltd.
(USD), 6.55%, 03/28/2024 (a)	$202,000	$170,286
(USD), 4.45%, 08/17/2026 (a)	200,000	152,000
Kaisa Group Holdings Ltd.
(USD), 9.75%, 09/28/2023 (a)	230,000	46,288
(USD), 9.38%, 06/30/2024 (a)(c)	495,000	100,361
Zhenro Properties Group Ltd.
(USD), 7.88%, 04/14/2024 (a)(c)	200,000	18,000
(USD), 7.10%, 09/10/2024 (a)(c)	429,000	38,610
		577,857
EL SALVADOR (0.4%)
Electric Utilities (0.4%)
AES El Salvador Trust II (USD), 6.75%, 03/28/2023 (a)	500,000	442,290
FRANCE (1.0%)
Diversified Telecommunication Services (0.5%)
Iliad Holding SASU (USD), 6.50%, 10/15/2026 (a)	532,000	511,364
Electric Utilities (0.5%)
Electricite de France SA, VRN (EUR), 12 year EUR Swap + 3.794%, 5.38%, 01/29/2025 (a)(d)(e)	200,000	210,772
Electricite de France SA, (fixed rate to 01/22/2026, variable rate thereafter), VRN (EUR), 12 year EUR Swap + 3.043%, 5.00%, 01/22/2026 (a)(d)	300,000	309,853
		520,625
		1,031,989
GERMANY (4.2%)
Apparel (0.5%)
CT Investment GmbH (EUR), 5.50%, 04/15/2026 (a)	490,000	482,033
Auto Parts & Equipment (0.9%)
Schaeffler AG
(EUR), 2.88%, 03/26/2027 (a)	350,000	348,002
(EUR), 3.38%, 10/12/2028 (a)	200,000	192,548
ZF Europe Finance BV
(EUR), 2.00%, 02/23/2026 (a)	200,000	189,060
(EUR), 2.50%, 10/23/2027 (a)	300,000	271,781
		1,001,391
Building Materials (0.4%)
HT Troplast GmbH (EUR), 9.25%, 07/15/2025 (a)	400,000	416,178
Commercial Banks (0.3%)
Deutsche Bank AG, (fixed rate to 04/30/2026, variable rate thereafter), VRN (GBP), 7.13%, 04/30/2026 (a)(d)	300,000	367,257
Commercial Services & Supplies (0.4%)
Techem Verwaltungsgesellschaft 674 mbH (EUR), 6.00%, 07/30/2026 (a)	395,639	409,992

See accompanying Notes to Financial Statements.

20	2022 Semi-Annual Report

Statement of Investments (continued)

April 30, 2022 (Unaudited)
abrdn Global High Income Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (continued)
GERMANY (continued)
Diversified Financial Services (0.4%)
Aareal Bank AG, FRN (EUR), 1 year EUR Swap + 7.180%, 7.36%, 04/30/2023 (a)(d)(e)	$400,000	$417,233
Machinery-Diversified (0.5%)
TK Elevator Holdco GmbH (EUR), 6.63%, 07/15/2028 (a)	314,100	302,379
TK Elevator Midco GmbH (EUR), 4.38%, 07/15/2027 (a)	176,000	171,501
		473,880
Pharmaceutical (0.6%)
Gruenenthal GmbH
(EUR), 3.63%, 11/15/2026 (a)	199,000	198,632
(EUR), 4.13%, 05/15/2028 (a)	230,000	224,521
Nidda Healthcare Holding GmbH (EUR), 3.50%, 09/30/2024 (a)	223,000	217,907
		641,060
Real Estate (0.2%)
ADLER Group SA (EUR), 3.25%, 08/05/2025 (a)	200,000	155,588
ADLER Real Estate AG (EUR), 1.88%, 04/27/2023 (a)	100,000	91,306
		246,894
		4,455,918
ISRAEL (1.5%)
Pharmaceutical (1.5%)
Teva Pharmaceutical Finance Netherlands III BV
(USD), 7.13%, 01/31/2025	573,000	580,163
(USD), 3.15%, 10/01/2026	681,000	583,971
(USD), 4.75%, 05/09/2027	407,000	372,405
		1,536,539
ITALY (1.4%)
Commercial Banks (0.3%)
UniCredit SpA, (fixed rate to 06/03/2023, variable rate thereafter) (EUR), 6.63%, 06/03/2023 (a)(d)	330,000	346,828
Hand/Machine Tools (0.2%)
IMA Industria Macchine Automatiche SpA (EUR), 3.75%, 01/15/2028 (a)	231,000	215,937
Healthcare Providers & Services (0.5%)
Kedrion SpA (EUR), 3.38%, 05/15/2026 (a)	487,000	493,210
Machinery-Diversified (0.1%)
IMA Industria Macchine Automatiche SpA, FRN (EUR), 3 mo. Euribor + 4.000%, 4.00%, 01/15/2028 (a)(e)	100,000	102,594
Retail (0.3%)
Golden Goose SpA, FRN (EUR), 3 mo. Euribor + 4.875%, 4.88%, 05/14/2027 (a)(e)	348,000	357,622
		1,516,191

	Shares or Principal Amount	Value (US$)
JAPAN (1.4%)
Diversified Telecommunication Services (1.4%)
SoftBank Group Corp., (fixed rate to 07/19/2023, variable rate thereafter), VRN (USD), 6.00%, 07/19/2023 (a)(d)	$1,620,000	$1,486,726
LUXEMBOURG (3.9%)
Biotechnology (0.5%)
Cidron Aida Finco Sarl (GBP), 6.25%, 04/01/2028 (a)	253,000	284,842
Cidron Aida Finco Sarl (EUR), 5.00%, 04/01/2028 (a)	291,000	275,874
		560,716
Commercial Services & Supplies (0.7%)
Albion Financing 1 SARL / Aggreko Holdings, Inc. (EUR), 5.25%, 10/15/2026 (a)	246,000	245,828
Albion Financing 2SARL (USD), 8.75%, 04/15/2027 (a)	519,000	489,158
		734,986
Diversified Financial Services (0.5%)
Garfunkelux Holdco 3 SA
(EUR), 6.75%, 11/01/2025 (a)	231,000	237,906
(GBP), 7.75%, 11/01/2025 (a)	240,000	294,621
		532,527
Diversified Telecommunication Services (1.2%)
Altice France Holding SA (EUR), 8.00%, 05/15/2027 (a)	533,000	569,484
Matterhorn Telecom SA (EUR), 3.13%, 09/15/2026 (a)	712,000	694,865
		1,264,349
Energy-Alternate Sources (0.2%)
Cullinan Holdco Scsp (EUR), 4.63%, 10/15/2026 (a)	262,000	251,217
Entertainment (0.3%)
LHMC Finco 2 Sarl, PIK (EUR), 7.25%, 10/02/2025 (a)(b)	292,464	293,108
Machinery-Diversified (0.0%)
Galapagos SA (EUR), 5.38%, 06/15/2021 (a)(c)(f)(g)	60,500	—
Media (0.4%)
Altice Financing SA (USD), 5.75%, 08/15/2029 (a)	449,000	378,287
Packaging & Containers (0.1%)
Kleopatra Finco Sarl (EUR), 4.25%, 03/01/2026 (a)	113,000	102,520
		4,117,710
MEXICO (2.6%)
Chemicals (0.2%)
Braskem Idesa SAPI (USD), 6.99%, 02/20/2032 (a)	200,000	179,474

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	21

Statement of Investments (continued)

April 30, 2022 (Unaudited)
abrdn Global High Income Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (continued)
MEXICO (continued)
Diversified Telecommunication Services (0.7%)
Sixsigma Networks Mexico SA de CV (USD), 7.50%, 05/02/2025 (a)	$750,000	$718,688
Oil, Gas & Consumable Fuels (1.7%)
Petroleos Mexicanos
(USD), 6.49%, 01/23/2027	300,000	287,910
(USD), 5.35%, 02/12/2028	1,164,000	1,033,265
(USD), 6.70%, 02/16/2032	610,000	525,625
		1,846,800
		2,744,962
NETHERLANDS (2.3%)
Commercial Banks (0.4%)
Stichting AK Rabobank Certificaten (EUR), 6.50%, 12/29/2049 (a)(d)(h)	355,750	408,516
Diversified Financial Services (0.2%)
Leaseplan Corporation NV, (fixed rate to 05/29/2024, variable rate thereafter), VRN (EUR), 7.38%, 05/29/2024 (a)(d)	250,000	272,325
Home Furnishings (0.3%)
Nobel Bidco BV (EUR), 3.13%, 06/15/2028 (a)	340,000	297,779
Internet (0.1%)
United Group BV (EUR), 5.25%, 02/01/2030 (a)	123,000	113,238
Media (0.7%)
Summer BidCo BV, PIK (EUR), 9.00%, 11/15/2025 (a)(b)	367,063	374,557
Ziggo Bond Co. BV (EUR), 3.38%, 02/28/2030 (a)	382,000	335,816
		710,373
Packaging & Containers (0.6%)
Trivium Packaging Finance BV (USD), 5.50%, 08/15/2026 (a)	690,000	666,712
		2,468,943
NIGERIA (0.7%)
Engineering & Construction (0.7%)
IHS Netherlands Holdco BV (USD), 8.00%, 09/18/2027 (a)	760,000	762,964
PANAMA (0.4%)
Diversified Telecommunication Services (0.4%)
C&W Senior Financing DAC (USD), 6.88%, 09/15/2027 (a)	436,000	423,055
SOUTH AFRICA (0.5%)
Diversified Telecommunication Services (0.5%)
Liquid Telecommunications Financing PLC (USD), 5.50%, 09/04/2026 (a)	584,000	557,720

	Shares or Principal Amount	Value (US$)
SPAIN (0.4%)
Commercial Banks (0.2%)
Banco Bilbao Vizcaya Argentaria SA, Series 9 (fixed rate to 03/05/2025, variable rate thereafter) (USD), 6.50%, 03/05/2025 (d)	$200,000	$193,750
Entertainment (0.2%)
Cirsa Finance International Sarl (EUR), 3.63%, 09/30/2025 (a)(e)	208,000	208,535
		402,285
SWEDEN (0.5%)
Commercial Services & Supplies (0.5%)
Verisure Holding AB (EUR), 3.25%, 02/15/2027 (a)	333,000	315,554
Verisure Midholding AB (EUR), 5.25%, 02/15/2029 (a)	275,000	254,082
		569,636
SWITZERLAND (0.7%)
Chemicals (0.4%)
Consolidated Energy Finance SA (USD), 5.63%, 10/15/2028 (a)	502,000	464,350
Retail (0.3%)
Dufry One BV (EUR), 2.50%, 10/15/2024 (a)	250,000	252,858
		717,208
TURKEY (0.8%)
Commercial Banks (0.4%)
Turkiye Garanti Bankasi AS (USD), 5.25%, 09/13/2022 (a)	450,000	450,545
Diversified Telecommunication Services (0.4%)
Turk Telekomunikasyon AS (USD), 4.88%, 06/19/2024 (a)	410,000	390,582
		841,127
UKRAINE (0.2%)
Agriculture (0.2%)
MHP Lux SA (USD), 6.95%, 04/03/2026 (a)	479,000	225,130
UNITED KINGDOM (6.1%)
Diversified Financial Services (0.7%)
Jerrold Finco PLC
(GBP), 4.88%, 01/15/2026 (a)	134,000	159,989
(GBP), 5.25%, 01/15/2027 (a)	306,000	365,541
Motion Finco Sarl (EUR), 7.00%, 05/15/2025 (a)	200,000	217,056
		742,586
Diversified Telecommunication Services (1.1%)
Arqiva Broadcast Finance PLC (GBP), 6.75%, 09/30/2023 (a)	500,000	625,582
TalkTalk Telecom Group Ltd. (GBP), 3.88%, 02/20/2025 (a)	500,000	567,424
		1,193,006

See accompanying Notes to Financial Statements.

22	2022 Semi-Annual Report

Statement of Investments (continued)

April 30, 2022 (Unaudited)
abrdn Global High Income Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (continued)
UNITED KINGDOM (continued)
Entertainment (0.4%)
Merlin Entertainments Ltd. (USD), 5.75%, 06/15/2026 (a)	$448,000	$437,920
Food & Staples (1.2%)
eG Global Finance PLC (EUR), 4.38%, 02/07/2025 (a)	600,000	605,860
Very Group Funding PLC (The) (GBP), 6.50%, 08/01/2026 (a)	539,000	611,684
		1,217,544
Food Products (0.4%)
Bellis Acquisition Co. PLC
(GBP), 3.25%, 02/16/2026 (a)	278,000	306,211
(GBP), 4.50%, 02/16/2026 (a)	106,000	121,127
		427,338
Media (0.6%)
Virgin Media Vendor Financing Notes III DAC (GBP), 4.88%, 07/15/2028 (a)	544,000	619,923
Oil, Gas & Consumable Fuels (0.6%)
Ithaca Energy North Sea PLC (USD), 9.00%, 07/15/2026 (a)	581,000	592,498
Pharmaceutical (0.6%)
180 Medical, Inc. (USD), 3.88%, 10/15/2029 (a)	769,000	684,410
Retail (0.2%)
Constellation Automotive Financing PLC (GBP), 4.88%, 07/15/2027 (a)	200,000	216,282
Water Utility (0.3%)
Thames Water Kemble Finance PLC (GBP), 4.63%, 05/19/2026 (a)	300,000	360,672
		6,492,179
UNITED STATES (55.6%)
Advertising (0.7%)
Summer BC Bidco B LLC (USD), 5.50%, 10/31/2026 (a)	721,000	692,304
Aerospace & Defense (2.5%)
Howmet Aerospace, Inc.
(USD), 6.88%, 05/01/2025	43,000	45,472
(USD), 3.00%, 01/15/2029	852,000	743,498
(USD), 5.95%, 02/01/2037	932,000	941,842
Spirit AeroSystems, Inc.
(USD), 7.50%, 04/15/2025 (a)	611,000	618,637
(USD), 4.60%, 06/15/2028	346,000	298,885
		2,648,334
Agriculture (0.4%)
Turning Point Brands, Inc. (USD), 5.63%, 02/15/2026 (a)	503,000	478,655

	Shares or Principal Amount	Value (US$)
Apparel (0.7%)
Wolverine World Wide, Inc. (USD), 4.00%, 08/15/2029 (a)	$818,000	$695,169
Auto Manufacturers (2.2%)
Ford Motor Co.
(USD), 9.00%, 04/22/2025	1,352,000	1,506,595
(USD), 9.63%, 04/22/2030	422,000	515,895
Ford Motor Credit Co. LLC (USD), 4.95%, 05/28/2027	364,000	354,503
		2,376,993
Auto Parts & Equipment (1.6%)
Adient Global Holdings Ltd. (USD), 4.88%, 08/15/2026 (a)	398,000	354,909
Goodyear Tire & Rubber Co.
(USD), 9.50%, 05/31/2025	604,000	633,360
(USD), 5.00%, 07/15/2029	115,000	102,546
(USD), 5.25%, 07/15/2031	127,000	109,537
(USD), 5.63%, 04/30/2033	569,000	490,091
		1,690,443
Building Materials (0.9%)
MIWD Holdco II LLC / MIWD Finance Corp. (USD), 5.50%, 02/01/2030 (a)	396,000	342,540
New Enterprise Stone & Lime Co., Inc. (USD), 5.25%, 07/15/2028 (a)	672,000	614,235
		956,775
Chemicals (0.5%)
ASP Unifrax Holdings, Inc.
(USD), 5.25%, 09/30/2028 (a)	418,000	368,442
(USD), 7.50%, 09/30/2029 (a)	139,000	113,980
		482,422
Coal (1.0%)
SunCoke Energy, Inc. (USD), 4.88%, 06/30/2029 (a)	1,153,000	1,033,722
Commercial Services & Supplies (1.6%)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (USD), 5.38%, 03/01/2029 (a)	653,000	612,188
Cimpress PLC (USD), 7.00%, 06/15/2026 (a)	779,000	726,417
Nielsen Finance LLC / Nielsen Finance Co. (USD), 5.63%, 10/01/2028 (a)	367,000	355,634
ZipRecruiter, Inc. (USD), 5.00%, 01/15/2030 (a)	—	—
		1,694,239
Computers & Peripherals (1.2%)
Austin BidCo, Inc. (USD), 7.13%, 12/15/2028 (a)	517,000	465,300
Banff Merger Sub, Inc. (EUR), 8.38%, 09/01/2026 (a)	425,000	441,987
Condor Merger Sub, Inc. (USD), 7.38%, 02/15/2030 (a)	465,000	416,036
		1,323,323

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	23

Statement of Investments (continued)

April 30, 2022 (Unaudited)
abrdn Global High Income Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (continued)
UNITED STATES (continued)
Diversified Financial Services (0.7%)
Coinbase Global, Inc.
(USD), 3.38%, 10/01/2028 (a)	$519,000	$402,967
(USD), 3.63%, 10/01/2031 (a)	459,000	339,077
		742,044
Diversified Telecommunication Services (2.7%)
Consolidated Communications, Inc.
(USD), 5.00%, 10/01/2028 (a)	79,000	64,559
(USD), 6.50%, 10/01/2028 (a)	438,000	381,648
Frontier Communications Holdings LLC (USD), 6.00%, 01/15/2030 (a)	745,000	648,217
LogMeIn, Inc. (USD), 5.50%, 09/01/2027 (a)	638,000	558,250
Qwest Capital Funding, Inc.
(USD), 6.88%, 07/15/2028	671,000	630,129
(USD), 7.75%, 02/15/2031	659,000	626,050
		2,908,853
Electric Utilities (1.5%)
NRG Energy, Inc.
(USD), 3.38%, 02/15/2029 (a)	1,035,000	877,162
(USD), 3.63%, 02/15/2031 (a)	241,000	200,633
Vistra Operations Co. LLC
(USD), 5.63%, 02/15/2027 (a)	287,000	282,695
(USD), 4.38%, 05/01/2029 (a)	221,000	200,553
		1,561,043
Energy Equipment & Services (4.0%)
DT Midstream, Inc. (USD), 4.13%, 06/15/2029 (a)	—	—
Energy Transfer LP, (fixed rate to 05/15/2025, variable rate thereafter), Series F, VRN (USD), 6.75%, 05/15/2025 (d)	830,000	797,837
Hess Midstream Operations LP
(USD), 5.63%, 02/15/2026 (a)	398,000	398,000
(USD), 4.25%, 02/15/2030 (a)	547,000	501,758
(USD), 5.50%, 10/15/2030 (a)	102,000	100,500
ITT Holdings LLC (USD), 6.50%, 08/01/2029 (a)	688,000	608,880
Rattler Midstream LP (USD), 5.63%, 07/15/2025 (a)	716,000	716,931
Venture Global Calcasieu Pass LLC
(USD), 3.88%, 08/15/2029 (a)	255,000	232,687
(USD), 4.13%, 08/15/2031 (a)	255,000	231,413
(USD), 3.88%, 11/01/2033 (a)	410,000	356,720
Western Midstream Operating LP (USD), 5.75%, 02/01/2050	406,000	357,751
		4,302,477
Engineering & Construction (1.2%)
Great Lakes Dredge & Dock Corp. (USD), 5.25%, 06/01/2029 (a)	782,000	731,170
VM Consolidated, Inc. (USD), 5.50%, 04/15/2029 (a)	644,000	576,341
		1,307,511

	Shares or Principal Amount	Value (US$)
Entertainment (4.2%)
Affinity Gaming (USD), 6.88%, 12/15/2027 (a)	$1,155,000	$1,081,819
CCM Merger, Inc. (USD), 6.38%, 05/01/2026 (a)	511,000	509,723
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op (USD), 6.50%, 10/01/2028	765,000	766,912
International Game Technology PLC (EUR), 3.50%, 06/15/2026 (a)	622,000	637,445
Six Flags Theme Parks, Inc. (USD), 7.00%, 07/01/2025 (a)	1,365,000	1,417,894
		4,413,793
Environmental Control (0.5%)
Clean Harbors, Inc. (USD), 4.88%, 07/15/2027 (a)	560,000	548,800
Food & Staples (0.4%)
Michaels Cos Inc.(The) (USD), 5.25%, 05/01/2028 (a)	491,000	421,975
Food Products (0.9%)
Post Holdings, Inc. (USD), 5.50%, 12/15/2029 (a)	1,006,000	915,460
Healthcare Products (0.6%)
Mozart Debt Merger Sub, Inc. (USD), 3.88%, 04/01/2029 (a)	689,000	602,021
Healthcare Providers & Services (1.4%)
Catalent Pharma Solutions, Inc. (USD), 3.50%, 04/01/2030 (a)	777,000	675,842
HCA, Inc. (USD), 5.88%, 02/15/2026	381,000	394,526
Tenet Healthcare Corp. (USD), 6.13%, 10/01/2028 (a)	458,000	439,657
		1,510,025
Home Builders (0.4%)
Adams Homes, Inc. (USD), 7.50%, 02/15/2025 (a)	443,000	431,610
Home Furnishings (0.6%)
Tempur Sealy International, Inc. (USD), 3.88%, 10/15/2031 (a)	785,000	650,435
Internet (1.1%)
Millennium Escrow Corp. (USD), 6.63%, 08/01/2026 (a)	529,000	488,796
Photo Holdings Merger Sub, Inc. (USD), 8.50%, 10/01/2026 (a)	528,000	488,400
Shutterfly, Inc., 2021 Term Loan (USD), 5.76%, 09/25/2026 (e)	247,500	228,628
		1,205,824
Leisure Time (3.2%)
Carnival Corp.
(USD), 10.50%, 02/01/2026 (a)	701,000	771,100
(USD), 6.00%, 05/01/2029 (a)	725,000	650,687
MajorDrive Holdings IV LLC (USD), 6.38%, 06/01/2029 (a)	557,000	441,423
NCL Corp. Ltd.
(USD), 5.88%, 02/15/2027 (a)	310,000	295,504
(USD), 7.75%, 02/15/2029 (a)	117,000	113,490

See accompanying Notes to Financial Statements.

24	2022 Semi-Annual Report

Statement of Investments (continued)

April 30, 2022 (Unaudited)
abrdn Global High Income Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (continued)
UNITED STATES (continued)
Leisure Time (continued)
NCL Finance Ltd. (USD), 6.13%, 03/15/2028 (a)	$131,000	$117,900
Royal Caribbean Cruises Ltd.
(USD), 11.50%, 06/01/2025 (a)	209,000	227,225
(USD), 5.50%, 04/01/2028 (a)	271,000	247,288
Viking Cruises Ltd. (USD), 13.00%, 05/15/2025 (a)	540,000	590,976
		3,455,593
Lodging (0.5%)
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc (USD), 5.00%, 06/01/2029 (a)	—	—
Travel & Leisure Co. (USD), 4.63%, 03/01/2030 (a)	590,000	525,100
		525,100
Machinery-Diversified (0.7%)
Welbilt, Inc., 2018 Term Loan B (USD), 3.26%, 10/23/2025 (e)	800,000	795,334
Media (3.4%)
CCO Holdings LLC / CCO Holdings Capital Corp.
(USD), 4.25%, 02/01/2031 (a)	1,206,000	1,016,417
(USD), 4.75%, 02/01/2032 (a)	346,000	297,328
(USD), 4.25%, 01/15/2034 (a)	1,126,000	895,170
CSC Holdings LLC (USD), 5.75%, 01/15/2030 (a)	1,113,000	923,790
LCPR Senior Secured Financing DAC (USD), 5.13%, 07/15/2029 (a)	527,000	479,731
		3,612,436
Metals & Mining (0.7%)
Novelis Corp. (USD), 3.25%, 11/15/2026 (a)	769,000	701,674
Miscellaneous Manufacturing (0.5%)
FXI Holdings, Inc.
(USD), 7.88%, 11/01/2024 (a)	410,000	404,129
(USD), 12.25%, 11/15/2026 (a)	116,000	123,540
		527,669
Oil & Gas Services (1.1%)
USA Compression Partners LP / USA Compression Finance Corp. (USD), 6.88%, 09/01/2027	494,000	482,791
Weatherford International Ltd. (USD), 8.63%, 04/30/2030 (a)	656,000	649,348
		1,132,139
Oil, Gas & Consumable Fuels (3.1%)
Aethon United BR LP / Aethon United Finance Corp. (USD), 8.25%, 02/15/2026 (a)	413,000	425,609
Chesapeake Energy Corp. (USD), 6.75%, 04/15/2029 (a)	490,000	493,062
Hilcorp Energy I LP / Hilcorp Finance Co.
(USD), 5.75%, 02/01/2029 (a)	539,000	528,220
(USD), 6.00%, 02/01/2031 (a)	194,000	187,218

	Shares or Principal Amount	Value (US$)
Occidental Petroleum Corp.
(USD), 6.38%, 09/01/2028	$780,000	$819,000
(USD), 6.63%, 09/01/2030	298,000	322,958
Southwestern Energy Co. (USD), 4.75%, 02/01/2032	583,000	551,302
		3,327,369
Packaging & Containers (2.9%)
Ball Corp.
(USD), 2.88%, 08/15/2030	1,556,000	1,308,440
(USD), 3.13%, 09/15/2031	200,000	167,358
Clydesdale Acquisition Holdings, Inc.
(USD), 6.63%, 04/15/2029 (a)	85,000	84,788
(USD), 8.75%, 04/15/2030 (a)	111,000	101,447
Graphic Packaging International LLC
(USD), 3.50%, 03/01/2029 (a)	552,000	487,140
(USD), 3.75%, 02/01/2030 (a)	1,113,000	975,801
		3,124,974
Pharmaceutical (1.1%)
Bausch Health Americas, Inc. (USD), 8.50%, 01/31/2027 (a)	685,000	648,195
Perrigo Finance Unlimited Co. (USD), 3.90%, 06/15/2030	545,000	488,816
		1,137,011
Real Estate Investment Trust (REIT) Funds (1.5%)
Iron Mountain, Inc. (USD), 5.00%, 07/15/2028 (a)	610,000	577,871
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
(USD), 7.50%, 06/01/2025 (a)	137,000	141,754
(USD), 4.88%, 05/15/2029 (a)	491,000	449,752
Starwood Property Trust, Inc. (USD), 3.63%, 07/15/2026 (a)	471,000	429,787
		1,599,164
Retail (1.9%)
Academy Ltd. (USD), 6.00%, 11/15/2027 (a)	502,000	500,745
Macy's Retail Holdings LLC
(USD), 5.88%, 04/01/2029 (a)	562,000	533,124
(USD), 5.88%, 03/15/2030 (a)	16,000	15,014
(USD), 6.13%, 03/15/2032 (a)	49,000	45,325
Staples, Inc.
(USD), 7.50%, 04/15/2026 (a)	737,000	703,835
(USD), 10.75%, 04/15/2027 (a)	215,000	190,490
		1,988,533
Software (1.5%)
Consensus Cloud Solutions, Inc.
(USD), 6.00%, 10/15/2026 (a)	215,000	204,250
(USD), 6.50%, 10/15/2028 (a)	607,000	570,580
Dun & Bradstreet Corp. (The) (USD), 5.00%, 12/15/2029 (a)	339,000	315,270
Minerva Merger Sub, Inc. (USD), 6.50%, 02/15/2030 (a)	590,000	543,060
		1,633,160
		59,154,406

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	25

Statement of Investments (concluded)

April 30, 2022 (Unaudited)
abrdn Global High Income Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (continued)
ZAMBIA (1.5%)
Metals & Mining (1.5%)
First Quantum Minerals Ltd.
(USD), 7.25%, 04/01/2023 (a)	$200,000	$199,954
(USD), 6.50%, 03/01/2024 (a)	900,000	901,278
(USD), 6.88%, 03/01/2026 (a)	477,000	478,193
		1,579,425
Total Corporate Bonds		97,874,973
SHORT-TERM INVESTMENT (5.4%)
UNITED STATES (5.4%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.29% (i)	5,712,568	5,712,568
Total Short-Term Investment		5,712,568
Total Investments (Cost $113,753,849) (j)—97.4%		103,587,541
Other Assets in Excess of Liabilities—2.6%		2,741,872
Net Assets—100.0%		$106,329,413

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(c)	Security is in default.

(d)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(e)	Variable Rate Instrument. The rate shown is based on the latest available information as of April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Illiquid security.
(g)	Level 3 security. See Note 2(a) of the accompanying Notes to Financial Statements.
(h)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(i)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2022.
(j)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.
CMT	Constant Maturity Treasury
EUR	Euro Currency
GBP	British Pound Sterling
PIK	Payment In Kind
PLC	Public Limited Company
USD	U.S. Dollar

 At April 30, 2022, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
British Pound/United States Dollar
07/14/2022	Deutsche Bank AG	GBP	381,000	USD	496,789	$ 479,206	$ (17,583)
Euro/United States Dollar
07/14/2022	Royal Bank of Canada	EUR	617,000	USD	670,939	653,265	(17,674)
07/14/2022	UBS AG	EUR	484,000	USD	528,411	512,448	(15,963)
						$1,644,919	$(51,220)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation
United States Dollar/British Pound
07/14/2022	Deutsche Bank AG	USD	5,868,711	GBP	4,465,000	$ 5,615,887	$ 252,824
United States Dollar/Euro
07/14/2022	Citibank N.A.	USD	15,766,885	EUR	14,326,000	15,168,036	598,849
						$20,783,923	$ 851,673
Unrealized appreciation on forward foreign currency exchange contracts							$ 851,673
Unrealized depreciation on forward foreign currency exchange contracts							(51,220)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Financial Statements.

26	2022 Semi-Annual Report

abrdn Intermediate Municipal Income Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2022)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	(7.12%)	(6.72%)	0.89%	1.49%
	w/ SC2	(9.43%)	(9.02%)	0.38%	1.24%
Class C	w/o SC	(7.48%)	(7.43%)	0.14%	0.73%
	w/ SC3	(8.40%)	(8.34%)	0.14%	0.73%
Institutional Service Class[4]	w/o SC	(6.99%)	(6.46%)	1.15%	1.75%
Institutional Class[4,5]	w/o SC	(7.10%)	(6.57%)	1.13%	1.74%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not annualized
1	The Fund changed its investment strategy effective February 28, 2019. Performance information for periods prior to February 28, 2019 does not reflect such investment policy. Please consult the Fund's prospectus for more detail.
2	A 2.50% front-end sales charge was deducted. Prior to February 28, 2019 the front-end sales charge was 4.25%.
3	A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when Class C shares are sold within the first year after purchase.
4	Not subject to any sales charge. Returns before the first offering of the Institutional Class and Institutional Service Class shares (February 25, 2013) are based on the previous performance of Class D shares. Returns of each class have not been adjusted to reflect the expenses applicable to the respective classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what the Institutional Service Class, and Institutional Class shares would have produced because all classes invest in the same portfolio of securities. Returns for the Institutional Service Class, and Institutional Class shares would only differ to the extent of the differences in expenses of the classes.
5	Effective February 25, 2013, all Class D shares of the Fund were converted into Institutional Class shares of the Fund.

Performance of a $10,000 Investment (as of April 30, 2022)

Comparative performance of $10,000 invested in Class A shares of the abrdn Intermediate Municipal Income Fund, the ICE BofA 1-22 Year U.S. Municipal Securities Index and the Consumer Price

Index (CPI) over a 10-year period ended April 30, 2022. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

The ICE BofA 1-22 Year U.S. Municipal Securities Index is a subset of the ICE BofA Merrill Lynch U.S. Municipal Securities Index including all securities with a remaining term to final maturity less than 22 years, calculated on a total return basis. The ICE BofA U.S. Municipal Securities Index tracks the performance of U.S. dollar-denominated investment grade tax-exempt debt publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. domestic market.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

2022 Semi-Annual Report	27

abrdn Intermediate Municipal Income Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2022 (Unaudited)

Asset Allocation
Municipal Bonds	98.6%
Short-Term Investment	0.2%
Other Assets in Excess of Liabilities	1.2%
100.0%

Top Ten Holdings
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Prerefunded/Escrowed to Maturity, Series B 07/01/2027	10.0%
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A 12/15/2034	4.2%
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.) 03/01/2030	3.9%
Metropolitan Transportation Authority Revenue Bonds, Series C-1 11/15/2027	2.4%
State Health & Educational Facilities Authority Revenue Bonds, Series F 07/01/2027	2.3%
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A 05/15/2023	2.3%
Ohio Higher Educational Facility Commission Revenue Bonds 07/01/2030	2.2%
Hudson Yards Infrastructure Corp. Revenue Bonds, Series A 02/15/2042	2.1%
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series D 12/15/2026	2.1%
Nassau County Local Economic Assistance Corp. Revenue Bonds (Catholic Health Services) 07/01/2030	2.0%

States
Texas	19.4%
New York	15.2%
Florida	10.3%
New Jersey	5.3%
Wisconsin	4.5%
Pennsylvania	4.3%
Maryland	3.9%
Michigan	3.8%
California	3.7%
Tennessee	2.8%
Ohio	2.7%
Connecticut	2.3%
Kentucky	2.1%
South Carolina	2.1%
Louisiana	2.0%
Other, less than 2% each	14.2%
Short-Term Investment	0.2%
Other Assets in Excess of Liabilities	1.2%
100.0%

28	2022 Semi-Annual Report

Statement of Investments

April 30, 2022 (Unaudited)
abrdn Intermediate Municipal Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (98.6%)
Alabama (1.9%)
Black Belt Energy Gas District Revenue Bonds, Series A, 4.00%, 08/01/2047 (a)	$1,000,000	$1,004,017
California (3.7%)
Bay Area Toll Authority Revenue Bonds, Series A, 2.95%, 04/01/2047 (a)	345,000	341,004
Los Angeles Community College District General Obligation Unlimited Bonds, Series I, 4.00%, 08/01/2029	400,000	418,199
M-S-R Energy Authority Gas Revenue Bonds
Series B, 6.13%, 11/01/2029	470,000	524,233
Series A, 6.50%, 11/01/2039	500,000	620,888
		1,904,324
Colorado (0.3%)
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Aspen View Academy), 4.00%, 05/01/2041	170,000	155,679
Connecticut (2.3%)
State Health & Educational Facilities Authority Revenue Bonds, Series F, 5.00%, 07/01/2027	1,135,000	1,208,943
District of Columbia (1.1%)
Washington Convention & Sports Authority Revenue Bonds, Series A, 5.00%, 10/01/2030	500,000	550,387
Florida (10.3%)
City of Lakeland Revenue Bonds, Series B, AMT, 5.00%, 10/01/2028	565,000	639,283
City of Tampa Revenue Bonds (Baycare Health Care System), Series A, 4.00%, 11/15/2033	1,000,000	1,001,013
Florida Development Finance Corp. Revenue Bonds (Glenridge On Palmer Ranch), 5.00%, 06/01/2035	225,000	221,387
Florida Development Finance Corp. Revenue Bonds (Global Outreach Charter AC), Series A, 4.00%, 06/30/2041 (b)	765,000	700,532
Florida Development Finance Corp. Revenue Bonds (Imagine School at Broward), 5.00%, 12/15/2039 (b)	500,000	513,994
Palm Beach County Educational Facilities Authority Revenue Bonds (Palm Beach Atlantic University, Inc.)
4.00%, 10/01/2027	260,000	263,408
4.00%, 10/01/2028	270,000	272,751
Palm Beach County Revenue Bonds (Provident Group – LU Properties LLC – LYNN University Housing Project), Series A, 5.00%, 06/01/2057 (b)	600,000	615,832
Polk County Industrial Development Authority Revenue Bonds (Carpenter's Home Estates, Inc. Project), 5.00%, 01/01/2039	160,000	166,420
St Johns County Industrial Development Authority Revenue Bonds (Vicar's Landing Project), 4.00%, 12/15/2041	750,000	666,377

	Shares or Principal Amount	Value (US$)
Volusia County Educational Facility Authority Revenue Bonds, Series B, 5.00%, 10/15/2023	$250,000	$259,721
		5,320,718
Georgia (0.5%)
Main Street Natural Gas, Inc. Revenue Bonds, Series A, 5.00%, 05/15/2035	250,000	273,938
Hawaii (1.2%)
City & County Honolulu HI Wastewater System Revenue Bonds, Series A, 5.00%, 07/01/2047	560,000	612,377
Illinois (0.4%)
Illinois Finance Authority Revenue Bonds (Plymouth Place Obligated Group), 5.00%, 05/15/2041	200,000	201,297
Indiana (1.5%)
Indiana Finance Authority Revenue Bonds (Earlham College, Inc.), 5.00%, 10/01/2032	750,000	769,297
Kentucky (2.1%)
County of Meade, Kentucky (Nucor Steel Brandenburg Project) Series 2020A-1 Industrial Building Revenue Bonds, AMT, VRDN, 0.60%, 07/01/2060 (a)	600,000	600,000
Kentucky Public Energy Authority Revenue Bonds, Series A, 4.00%, 04/01/2048 (a)	500,000	507,089
		1,107,089
Louisiana (2.0%)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Glen Retirement System), Series A, 5.00%, 01/01/2023	170,000	169,759
Louisiana Public Facilities Authority Revenue Bonds, (Pre-refunded @ $100, 05/15/2026), 3.00%, 05/15/2031	10,000	10,102
New Orleans Aviation Board Revenue Bonds (Louis Armstrong International Airport), 5.00%, 01/01/2028	500,000	553,059
New Orleans Aviation Board Revenue Bonds (Parking Facilities Corp.), 5.00%, 10/01/2027	250,000	277,702
		1,010,622
Maryland (3.9%)
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.), 1.25%, 03/01/2030 (a)	2,000,000	2,000,000
Massachusetts (1.6%)
Massachusetts Development Finance Agency Revenue Bonds, Series A, 5.00%, 07/01/2036	500,000	543,722
Massachusetts Development Finance Agency Revenue Bonds (Massachusetts Seven Hills Foundation & Affiliates Issue), 5.00%, 09/01/2031	270,000	296,791
		840,513

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	29

Statement of Investments (continued)

April 30, 2022 (Unaudited)
abrdn Intermediate Municipal Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (continued)
Michigan (3.8%)
Flint Hospital Building Authority Revenue Bonds
4.00%, 07/01/2035	$1,000,000	$1,003,473
4.00%, 07/01/2038	750,000	749,472
Michigan Finance Authority Revenue Bonds (Cesar Chavez Academy), 3.25%, 02/01/2024	195,000	192,390
		1,945,335
Missouri (0.4%)
Plaza at Noah's Ark Community Improvement District Revenue Bonds, 3.00%, 05/01/2022	60,000	60,000
State Health & Educational Facilities Authority Revenue Bond (Bethesda Health Group, Inc.), 4.00%, 08/01/2036	165,000	166,390
		226,390
New Hampshire (1.1%)
New Hampshire Health & Education Facilities Authority Revenue Bonds (Dartmouth College)
5.00%, 08/01/2035	250,000	277,579
5.00%, 08/01/2036	245,000	272,077
		549,656
New Jersey (5.3%)
New Jersey Educational Facilities Authority Revenue Bonds (The College of New Jersey)
Series F, 4.00%, 07/01/2033	30,000	31,058
Series F (Pre-refunded @ $100, 07/01/2026), 4.00%, 07/01/2033	70,000	73,981
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, 5.00%, 12/15/2034	2,000,000	2,143,040
Newark Housing Authority Revenue Bonds (Newark Redevelopment Project), 4.00%, 01/01/2037	500,000	511,910
		2,759,989
New York (15.2%)
City of Elmira General Obligation Limited Bonds
5.00%, 07/01/2025 (b)	85,000	90,283
5.00%, 07/01/2033 (b)	625,000	674,422
City of Poughkeepsie General Obligation Limited Bonds, 5.00%, 06/01/2031	145,000	153,714
Hudson Yards Infrastructure Corp. Revenue Bonds, Series A, 5.00%, 02/15/2042	1,000,000	1,085,929
Metropolitan Transportation Authority Revenue Bonds
Series A-1, 5.00%, 11/15/2027	695,000	741,736
Series C-1, 5.00%, 11/15/2027	1,150,000	1,219,910
Series A-2, VRN, 5.00%, 11/15/2045 (a)	400,000	435,268
Nassau County Local Economic Assistance Corp. Revenue Bonds (Catholic Health Services), 5.00%, 07/01/2030	1,000,000	1,046,683
New York City Water & Sewer System Revenue Bonds, Series EE, 5.00%, 06/15/2037	295,000	323,576
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A, 5.50%, 05/15/2023	1,160,000	1,201,568

	Shares or Principal Amount	Value (US$)
New York Transportation Development Corp. Revenue Bonds, AMT, 4.00%, 10/31/2034	$250,000	$254,217
Port Authority of New York & New Jersey Revenue Bonds, 5.00%, 10/15/2042	560,000	605,972
		7,833,278
Ohio (2.7%)
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Assets-Backed Revenue Bonds, 5.00%, 06/01/2055	110,000	106,976
Ohio Air Quality Development Authority Revenue Bonds (Ohio Valley Electric Corp. Project), Series A, 3.25%, 09/01/2029	135,000	125,455
Ohio Higher Educational Facility Commission Revenue Bonds, 4.00%, 07/01/2030	1,095,000	1,150,695
		1,383,126
Pennsylvania (4.3%)
Montgomery County Industrial Development Authority Revenue Bonds (Imagine School at Broward), 4.00%, 12/01/2037	300,000	310,151
Pennsylvania Turnpike Commission Revenue Bonds, Series A, 5.25%, 07/15/2029	850,000	992,085
School Dist. of the City of Erie, General Obligation Limited Bonds, Series A, (AGM ST AID WITHHLDG), 5.00%, 04/01/2034	825,000	916,114
		2,218,350
Puerto Rico (1.1%)
Electric Power Authority Revenue Bonds, Series V, 5.25%, 07/01/2026	100,000	102,879
Highway & Transportation Authority Revenue Bonds, (AGC), 5.50%, 07/01/2031	300,000	318,416
PR Custodial Trust Revenue Bonds (GO PIB 2003A), 5.50%, 07/01/2022	126,670	126,468
		547,763
Rhode Island (1.5%)
Tobacco Settlement Financing Corp. Revenue Bonds, Series B, 4.50%, 06/01/2045	750,000	755,118
South Carolina (2.1%)
City of Rock Hill SC Combined Utility System Revenue Bonds
5.00%, 01/01/2025	500,000	530,980
5.00%, 01/01/2026	500,000	541,142
		1,072,122
Tennessee (2.8%)
Knox County Health Educational & Housing Facilities Board Revenue Bonds (University Health System, Inc.), 5.00%, 09/01/2036	500,000	535,280
Metropolitan Government Nashville & Davidson Health & Educational Facilities Revenue Bonds (Trevecca Nazarene University Project), 5.00%, 10/01/2034	360,000	373,862

See accompanying Notes to Financial Statements.

30	2022 Semi-Annual Report

Statement of Investments (concluded)

April 30, 2022 (Unaudited)
abrdn Intermediate Municipal Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (continued)
Tennessee (continued)
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/2023	$500,000	$515,045
		1,424,187
Texas (19.4%)
Arlington Higher Education Finance Corp. Revenue Bonds (Wayside Schools), 4.00%, 08/15/2036	100,000	90,348
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	4,675,000	5,155,900
Matagorda County Navigation District No. 1 Revenue Bonds, Series B-1, 4.00%, 06/01/2030	1,000,000	1,016,134
Port of Beaumont Navigation District of Jefferson County Dock & Wharf Facilities Revenue Bonds (Jefferson Railport Terminal II LLC), 4.00%, 01/01/2050 (b)	1,000,000	836,519
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Baylor Scott & White Obligated Group), Series A, 5.00%, 11/15/2029	800,000	869,121
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Texas Health Resources Obligated Group), Series A, 4.00%, 02/15/2036	1,000,000	1,011,385
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series D, 6.25%, 12/15/2026	990,000	1,060,245
		10,039,652
Utah (1.3%)
Salt Lake City Corp. Airport Revenue Bonds, Series B, 5.00%, 07/01/2042	100,000	107,306
Utah Charter School Finance Authority Revenue Bonds (Scholar Academy), Series A, 4.50%, 04/15/2048 (a)(b)	570,000	563,778
		671,084

	Shares or Principal Amount	Value (US$)
Washington (0.3%)
State Housing Finance Commission Revenue Bonds (Transforming Age Project), Series A, 5.00%, 01/01/2024 (b)	$180,000	$182,711
Wisconsin (4.5%)
Public Finance Authority Revenue Bonds
5.00%, 06/15/2029	530,000	557,613
5.00%, 06/15/2034	425,000	441,747
Public Finance Authority Revenue Bonds, Series A, 5.00%, 07/01/2038	1,000,000	1,036,624
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Froedtert Health, Inc. Obligated Group), Series 2017 A, 5.00%, 04/01/2035	250,000	268,634
		2,304,618
Total Municipal Bonds		50,872,580
SHORT-TERM INVESTMENT (0.2%)
UNITED STATES (0.2%)
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares	137,715	137,715
Total Short-Term Investment		137,715
Total Investments (Cost $51,439,966) (c)—98.8%		51,010,295
Other Assets in Excess of Liabilities—1.2%		598,276
Net Assets—100.0%		$51,608,571

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	31

abrdn Short Duration High Yield Municipal Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2022)		Six Month†	1 Yr.	5 Yr.	Inception[2]
Class A	w/o SC	(5.96%)	(4.86%)	1.36%	2.33%
	w/ SC3	(8.29%)	(7.21%)	0.85%	2.03%
Class C4	w/o SC	(6.40%)	(5.59%)	1.14%	(2.99%)
	w/ SC5	(7.33%)	(6.53%)	1.14%	(2.99%)
Institutional Class[6]	w/o SC	(5.84%)	(4.62%)	1.59%	2.58%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not annualized
1	The Fund changed its investment strategy effective February 28, 2019. Performance information for periods prior to February 28, 2019 does not reflect the Fund's current investment strategy. Returns prior to May 7, 2018 reflect the performance of a predecessor fund (the "Predecessor Fund"). Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes. The Fund and the Predecessor Fund had substantially similar investment objectives and strategies prior to the Fund's adoption of its current investment strategies on February 28, 2019. Please consult the Fund's prospectus for more detail.
2	Predecessor Fund commenced operations on May 31, 2013.
3	A 2.50% front-end sales charge was deducted. Prior to February 28, 2019 the front-end sales charge was 4.25%.
4	Class C returns prior to the commencement of operations of Class C (inception date: 12/18/2020) are based on the previous performance of the Fund's Class A shares (inception date: 5/31/2013). Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities. Returns would only differ to the extent of the differences in expenses between the two classes.
5	A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when Class C shares are sold within the first year after purchase.
6	Not subject to any sales charges.

Performance of a $1,000,000 Investment* (as of April 30, 2022)

*	Minimum Initial Investment

Comparative performance of $1,000,000 invested in Institutional Class shares of the abrdn Short Duration High Yield Municipal Fund, The S&P Municipal Bond Short Intermediate Index, a blended benchmark of 30% Bloomberg Barclays 1-10 Year Municipal Bond

Index/70% Bloomberg Barclays 1-10 Year Municipal High Yield Index (the "Blended Index") and the Consumer Price Index (CPI) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

The S&P Municipal Bond Short Intermediate Index consists of bonds in the S&P Municipal Bond Index with a minimum maturity of one year and a maximum maturity of up to, but not including, eight years as measured from the Rebalancing Date.

The Bloomberg Barclays 1-10 Year Municipal Bond Index is an unmanaged index composed of investment-grade municipal bonds with maturity dates of more than one year and less than 10 years.

The Bloomberg Barclays 1-10 Year Municipal High Yield Index is a sub-index of the Bloomberg Barclays Municipal High Yield Bond Index composed of issues with effective maturity dates of 1-10 years and excludes purpose class of Other. The Bloomberg Barclays Municipal High Yield Bond Index is a flagship measure of the non-investment grade and non-rated USD-denominated tax exempt bond market.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

32	2022 Semi-Annual Report

abrdn Short Duration High Yield Municipal Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2022 (Unaudited)

Asset Allocation
Municipal Bonds	99.2%
Short-Term Investment	–%
Other Assets in Excess of Liabilities	0.8%
100.0%

Top Ten Holdings
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.) 03/01/2030	3.5%
Madison Country Capital Resource Corp. Revenue Bonds (Cazenovia College Project), Series A 09/01/2022	1.8%
Arizona Industrial Development Authority Revenue Bonds (Legacy Cares, Inc.), Series A 07/01/2030	1.8%
Colorado Health Facilities Authority Revenue Bonds (Aberdeen Ridge) 05/15/2030	1.8%
Iowa Finance Authority Revenue Bonds, Series B, FRN 05/15/2056	1.5%
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A 11/01/2032	1.4%
Washington State Housing Finance Commission Revenue Bonds (Eliseo Project), Series A 01/01/2031	1.3%
Shakopee Minnesota Senior Housing Revenue Bonds (Benedictine Living Community of Shakopee LLC Project) 11/01/2058	1.3%
Utah Charter School Finance Authority Revenue Bonds (Wasatch Waldorf Charter School, Inc.), Series A 05/15/2048	1.2%
Metropolitan Transportation Authority Revenue Bonds 11/15/2035	1.2%

States
New York	13.8%
Florida	9.1%
Wisconsin	6.5%
Texas	6.0%
Arizona	5.2%
Pennsylvania	5.0%
Illinois	5.0%
Maryland	5.0%
Washington	4.2%
Ohio	3.6%
Mississippi	3.4%
Colorado	3.3%
California	3.0%
Utah	2.6%
Iowa	2.6%
Puerto Rico	2.3%
Other, less than 2% each	18.6%
Short-Term Investment	–%
Other Assets in Excess of Liabilities	0.8%
100.0%

Amounts listed as "-" are 0% or round to 0%.

2022 Semi-Annual Report	33

Statement of Investments

April 30, 2022 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (99.2%)
Alabama (0.1%)
Jemison Water & Sewer Revenue Bonds, Series A, 3.50%, 03/01/2026	$235,000	$227,984
Arizona (5.2%)
Arizona Industrial Development Authority Revenue Bonds (Great Lakes Senior Living Communities LLC Project Third Tier), Series C 5.13%, 01/01/2034 (a)	775,000	572,110
5.13%, 01/01/2035 (a)	815,000	591,430
Arizona Industrial Development Authority Revenue Bonds (Kaizen Education Foundation) 5.00%, 07/01/2022 (a)	385,000	386,342
5.00%, 07/01/2023 (a)	405,000	414,720
Arizona Industrial Development Authority Revenue Bonds (KIPP New York City Public Charter Schools – JEROME Facility Project), Series B 5.00%, 07/01/2027	160,000	166,259
5.00%, 07/01/2028	170,000	176,344
5.00%, 07/01/2029	155,000	160,406
5.00%, 07/01/2030	185,000	191,057
5.00%, 07/01/2031	195,000	201,034
5.00%, 07/01/2032	205,000	211,115
5.00%, 07/01/2033	210,000	216,024
4.00%, 07/01/2034	225,000	213,321
4.00%, 07/01/2035	235,000	221,645
4.00%, 07/01/2036	210,000	197,290
Arizona Industrial Development Authority Revenue Bonds (KIPP New York City Public Charter Schools – MACOMBS Facility Project), Series A 5.00%, 07/01/2027	55,000	57,358
5.00%, 07/01/2028	60,000	62,692
5.00%, 07/01/2029	60,000	62,830
5.00%, 07/01/2030	65,000	68,173
5.00%, 07/01/2031	65,000	68,258
5.00%, 07/01/2032	315,000	330,087
5.00%, 07/01/2033	315,000	329,365
4.00%, 07/01/2034	325,000	308,130
4.00%, 07/01/2035	305,000	287,667
4.00%, 07/01/2036	310,000	291,238
Arizona Industrial Development Authority Revenue Bonds (Legacy Cares, Inc.), Series A 6.75%, 07/01/2030 (a)	6,000,000	6,431,930
5.50%, 07/01/2031 (a)	100,000	98,440
6.00%, 07/01/2051 (a)	800,000	797,736
Arizona Industrial Development Authority Revenue Bonds (Somerset Academy of Las Vegas), 3.00%, 12/15/2031 (a)	655,000	571,010
Arizona Industrial Development Authority Revenue Refunding Bonds (Doral Academy of Northern Nevada Project) 4.00%, 07/15/2026 (a)	125,000	125,378
4.00%, 07/15/2027 (a)	125,000	124,878
4.00%, 07/15/2028 (a)	185,000	183,587
4.00%, 07/15/2029 (a)	200,000	196,916
4.00%, 07/15/2030 (a)	215,000	209,701

	Shares or Principal Amount	Value (US$)
4.00%, 07/15/2031 (a)	$215,000	$207,120
4.00%, 07/15/2032 (a)	225,000	214,801
4.00%, 07/15/2033 (a)	185,000	175,826
4.00%, 07/15/2034 (a)	185,000	174,714
4.00%, 07/15/2035 (a)	255,000	239,492
4.00%, 07/15/2036 (a)	250,000	233,234
4.00%, 07/15/2037 (a)	275,000	254,807
La Paz County Industrial Development Authority Revenue Bonds (Charter School Solutions), Series A, 5.00%, 02/15/2026 (a)	410,000	422,940
Maricopa County Industrial Development Authority Revenue Bonds (Ottawa University), 5.00%, 10/01/2026 (a)	300,000	307,524
5.13%, 10/01/2030 (a)	425,000	448,284
Maricopa County Industrial Development Authority Revenue Bonds (Paragon Management, Inc.), 4.00%, 07/01/2026 (a)	1,250,000	1,270,906
		18,474,119
Arkansas (1.2%)
Arkansas Development Finance Authority Revenue Bonds (Central Arkansas Radiation Therapy Institute, Inc.) 4.00%, 07/01/2023	105,000	105,853
4.00%, 07/01/2024	100,000	100,597
4.00%, 07/01/2025	140,000	140,672
4.00%, 07/01/2026	185,000	185,766
4.00%, 07/01/2027	220,000	220,404
4.00%, 07/01/2028	230,000	227,814
3.00%, 07/01/2032	350,000	306,776
3.13%, 07/01/2036	360,000	304,660
County of Baxter Hospital Revenue Bonds (Baxter Regional Medical Center), Series A 5.00%, 09/01/2025	1,000,000	1,057,228
5.00%, 09/01/2026	1,490,000	1,595,084
		4,244,854
California (3.0%)
California Municipal Finance Authority Revenue Bonds (Simpson University), Series A 5.00%, 10/01/2026	40,000	40,052
5.13%, 10/01/2030	1,020,000	1,009,324
California Municipal Finance Authority Revenue Bonds (United Airlines, Inc.), 4.00%, 07/15/2029	3,000,000	2,895,922
California Public Finance Authority Revenue Bonds (Kendal at Sonoma Obligated Group) 2.38%, 11/15/2028 (a)	1,565,000	1,470,839
3.13%, 05/15/2029 (a)	3,075,000	2,882,614
5.00%, 11/15/2036 (a)	410,000	419,040
California Statewide Communities Development Authority Revenue Bonds (Provident Group-Ponoma Properties LLC), Series A, 5.60%, 01/15/2036 (a)	1,800,000	1,819,812
		10,537,603

See accompanying Notes to Financial Statements.

34	2022 Semi-Annual Report

Statement of Investments (continued)

April 30, 2022 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (continued)
Colorado (3.3%)
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Aspen View Academy, Inc.) 4.00%, 05/01/2024	$150,000	$152,022
4.00%, 05/01/2027	65,000	64,954
4.00%, 05/01/2029	145,000	142,660
4.00%, 05/01/2030	120,000	116,829
4.00%, 05/01/2036	175,000	165,948
Colorado Health Facilities Authority Revenue Bonds, Series B 5.00%, 05/15/2028	100,000	102,838
5.00%, 05/15/2028	400,000	411,352
Colorado Health Facilities Authority Revenue Bonds (Aberdeen Ridge) 2.13%, 05/15/2028	1,750,000	1,631,936
2.63%, 05/15/2029	2,000,000	1,842,115
Colorado Health Facilities Authority Revenue Bonds (Aberdeen Ridge), 3.50%, 05/15/2030	6,950,000	6,353,500
Colorado Health Facilities Authority Revenue Bonds (Frasier Meadows Manor, Inc.) 5.00%, 05/15/2025	320,000	329,082
Series B, 5.00%, 05/15/2029	585,000	601,603
		11,914,839
Connecticut (1.6%)
City of West Haven General Obligation Unlimited Bonds Series A, 5.00%, 11/01/2025	325,000	349,543
Series B, 5.00%, 11/01/2025	240,000	258,124
Series A, 5.00%, 11/01/2026	325,000	354,448
Series B, 5.00%, 11/01/2026	200,000	218,122
Series A, 5.00%, 11/01/2027	635,000	700,024
Series B, 5.00%, 11/01/2027	200,000	220,480
State Health & Educational Facilities Authority Revenue Bond (McLean Affiliates Obligated Group) Series B-2, 2.75%, 01/01/2026 (a)	650,000	634,678
Series B-1, 3.25%, 01/01/2027 (a)	750,000	738,488
Series A, 5.00%, 01/01/2030 (a)	500,000	525,845
State Health & Educational Facilities Authority Revenue Bond (University of Hartford) 5.00%, 07/01/2025	400,000	417,474
5.00%, 07/01/2026	575,000	604,686
5.00%, 07/01/2027	430,000	455,415
5.00%, 07/01/2029	300,000	320,650
		5,797,977
Florida (9.1%)
Alachua County Health Facilities Authority Revenue Bonds (Oak Hammock at The University Of Florida, Inc.) 4.00%, 10/01/2022	85,000	85,439
4.00%, 10/01/2023	85,000	86,376
4.00%, 10/01/2024	110,000	112,486
4.00%, 10/01/2025	100,000	102,498
4.00%, 10/01/2026	105,000	107,515

	Shares or Principal Amount	Value (US$)
4.00%, 10/01/2027	$145,000	$148,111
4.00%, 10/01/2028	155,000	157,540
4.00%, 10/01/2029	265,000	267,024
4.00%, 10/01/2030	100,000	100,068
4.00%, 10/01/2031	140,000	138,912
Capital Trust Agency, Inc., Zero Coupon%, 01/01/2024 (b)(d)(f)	248,055	—
Capital Trust Agency, Inc. Revenue Bonds (Educational Growth Fund LLC), Series A-1, 3.38%, 07/01/2031 (a)	1,745,000	1,617,502
Capital Trust Agency, Inc. Revenue Bonds (Wonderful Foundations Charter School Holdings LLC), 4.50%, 01/01/2035 (a)	300,000	277,526
Celebration Pointe Community Development District No.1 Special Assessment Revenue Bonds, 4.75%, 05/01/2024	40,000	40,892
City of Lakeland Revenue Bonds, Series B 4.00%, 10/01/2033	1,095,000	1,142,608
4.00%, 10/01/2034	1,140,000	1,187,648
County Of Lake Florida Retirement Facility Revenue Bonds (Waterman Communities, Inc.) Series B-3, 3.38%, 08/15/2026	1,000,000	982,530
Series B-2, 3.75%, 08/15/2027	1,500,000	1,468,242
Florida Development Finance Corp. Educational Facilities Revenue Bonds (Imagine School At Broward Project), Series A 4.00%, 12/15/2029 (a)	530,000	525,367
5.00%, 12/15/2034 (a)	530,000	547,275
Florida Development Finance Corp. Educational Facilities Revenue Bonds (Miami Arts Charter School Project), Series A, 5.00%, 06/15/2024 (a)	100,000	97,262
Florida Development Finance Corp. Revenue Bonds (Brightline Trains Florida LLC), Series B, 7.38%, 01/01/2049 (a)	2,000,000	2,044,782
Florida Development Finance Corp. Revenue Bonds (Glenridge on Palmer Ranch Obligated Group) 3.00%, 06/01/2022	115,000	114,930
3.00%, 06/01/2023	115,000	114,023
4.00%, 06/01/2024	105,000	105,080
4.00%, 06/01/2025	110,000	109,588
4.00%, 06/01/2026	110,000	108,775
5.00%, 06/01/2031	300,000	299,555
Florida Development Finance Corp. Revenue Bonds (Global Outreach Charter Academy Obligated Group), Series A 4.00%, 06/30/2027 (a)	150,000	151,177
4.00%, 06/30/2028 (a)	195,000	195,520
4.00%, 06/30/2029 (a)	205,000	203,856
4.00%, 06/30/2030 (a)	215,000	211,900
4.00%, 06/30/2031 (a)	225,000	220,425
4.00%, 06/30/2036 (a)	625,000	599,470
Florida Development Finance Corp. Revenue Bonds (Mayflower Retirement Center, Inc. Obligated Group) Series A, 4.00%, 06/01/2022 (a)	220,000	220,072
Series A, 4.00%, 06/01/2023 (a)	225,000	225,890

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	35

Statement of Investments (continued)

April 30, 2022 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (continued)
Florida (continued)
Series A, 4.00%, 06/01/2024 (a)	$475,000	$476,680
Series A, 4.00%, 06/01/2025 (a)	495,000	494,703
1.75%, 06/01/2026 (a)	1,020,000	949,014
2.38%, 06/01/2027 (a)	835,000	772,099
Florida Development Finance Corp. Solid Waste Revenue Bonds (Waste Pro USA, Inc.) 5.00%, 05/01/2029 (a)	2,000,000	2,057,792
5.00%, 08/01/2029 (a)(c)	2,000,000	2,007,251
Lee County Industrial Development Authority Refunding Revenue Bonds (Shell Point Obligated Group) 4.00%, 11/15/2022	155,000	156,231
4.00%, 11/15/2023	170,000	173,521
4.00%, 11/15/2024	190,000	195,785
4.00%, 11/15/2025	210,000	218,199
4.00%, 11/15/2026	185,000	193,105
4.00%, 11/15/2027	245,000	256,004
4.00%, 11/15/2028	300,000	313,325
4.00%, 11/15/2029	365,000	378,597
4.00%, 11/15/2030	465,000	479,292
4.00%, 11/15/2031	555,000	569,117
4.00%, 11/15/2032	375,000	383,002
Palm Beach County Educational Facilities Authority Revenue Bonds (Palm Beach Atlantic University, Inc.) 4.00%, 10/01/2022	205,000	206,268
4.00%, 10/01/2023	220,000	222,569
4.00%, 10/01/2024	230,000	233,129
4.00%, 10/01/2025	240,000	243,617
4.00%, 10/01/2026	245,000	248,620
Palm Beach County Revenue Bonds (Provident Group – LU Properties LLC – LYNN University Housing Project), Series A 4.25%, 06/01/2031 (a)	1,200,000	1,172,561
5.00%, 06/01/2057 (a)	400,000	410,555
Palm Beach County Revenue Bonds (Provident Group – PBAU Properties LLC – Palm Beach Atlantic University Housing Project), Series A, 5.00%, 04/01/2029 (a)	1,440,000	1,476,253
Polk County Industrial Development Authority Revenue Bonds (Carpenter's Home Estates, Inc. Project) Series A, 5.00%, 01/01/2029	360,000	383,228
5.00%, 01/01/2039	240,000	249,630
Saint Johns County Industrial Development Authority Revenue Bonds (Life Care Ponte Vedra Obligated Group) 4.00%, 12/15/2022	110,000	110,436
4.00%, 12/15/2023	115,000	115,911
4.00%, 12/15/2024	140,000	141,243
4.00%, 12/15/2025	180,000	180,958
4.00%, 12/15/2026	190,000	190,152
4.00%, 12/15/2027	215,000	213,604
4.00%, 12/15/2028	205,000	201,715
4.00%, 12/15/2029	225,000	219,220
4.00%, 12/15/2030	200,000	193,887
4.00%, 12/15/2031	210,000	202,027

	Shares or Principal Amount	Value (US$)
Seminole County Industrial Development Authority Revenue Bonds (Galileo School Foundation, Inc.), Series A 4.00%, 06/15/2024 (a)	$130,000	$130,100
4.00%, 06/15/2025 (a)	105,000	104,753
4.00%, 06/15/2026 (a)	155,000	153,949
4.00%, 06/15/2027 (a)	235,000	232,208
4.00%, 06/15/2028 (a)	250,000	245,204
4.00%, 06/15/2029 (a)	255,000	248,056
4.00%, 06/15/2031 (a)	275,000	262,617
4.00%, 06/15/2036 (a)	315,000	291,807
		32,475,858
Georgia (0.7%)
Main Street Natural Gas, Inc. Revenue Bonds, Series A 5.00%, 05/15/2030	200,000	214,974
5.00%, 05/15/2036	1,970,000	2,163,732
		2,378,706
Idaho (0.2%)
Idaho Housing & Finance Association Revenue Bonds (Idaho Arts Charter School, Inc.), Series A, 4.00%, 12/01/2026	700,000	700,620
Idaho Housing & Finance Association Revenue Bonds (Victory Charter School), Series A, 4.00%, 07/01/2026	80,000	80,182
		780,802
Illinois (5.0%)
Chicago Board of Education General Obligation Unlimited Bonds Series C, 5.00%, 12/01/2022	600,000	609,965
Series A, 5.00%, 12/01/2028	200,000	221,728
Cook County School District No. 144 Prairie Hills General Obligation Unlimited Bonds, Series A, 4.00%, 12/01/2033	600,000	620,162
Governors State University Certificates of Participation (Capital Improvement Project), 5.00%, 07/01/2026	400,000	434,322
Illinois Finance Authority Educational Facility Revenue Bonds (Rogers Park Montessori School), 5.00%, 02/01/2024	110,000	111,314
Illinois Finance Authority Revenue Bonds (Acero Charter Schools, Inc. Obligated Group) 4.00%, 10/01/2027 (a)	405,000	399,177
4.00%, 10/01/2028 (a)	580,000	568,095
4.00%, 10/01/2029 (a)	910,000	883,240
4.00%, 10/01/2030 (a)	630,000	605,987
4.00%, 10/01/2032 (a)	685,000	649,102
4.00%, 10/01/2033 (a)	1,060,000	1,000,383
4.00%, 10/01/2034 (a)	445,000	417,541
Illinois Finance Authority Revenue Bonds (Benedictine University) 5.00%, 10/01/2025	1,035,000	1,081,212
5.00%, 10/01/2028	120,000	127,568
5.00%, 10/01/2029	200,000	213,600
5.00%, 10/01/2030	100,000	106,810

See accompanying Notes to Financial Statements.

36	2022 Semi-Annual Report

Statement of Investments (continued)

April 30, 2022 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (continued)
Illinois (continued)
Illinois Finance Authority Revenue Bonds (CHF-Chicago LLC), Series A 5.00%, 02/15/2027	$420,000	$437,168
5.00%, 02/15/2028	400,000	415,957
5.00%, 02/15/2029	520,000	538,000
5.00%, 02/15/2030	335,000	344,998
5.00%, 02/15/2031	370,000	380,340
5.00%, 02/15/2032	225,000	230,542
Illinois Finance Authority Revenue Bonds (Chicago Charter School Foundation) 5.00%, 12/01/2028	250,000	263,690
5.00%, 12/01/2029	315,000	331,530
Illinois Finance Authority Revenue Bonds (Plymouth Place Obligated Group) 5.00%, 05/15/2032	275,000	287,812
5.00%, 05/15/2033	290,000	301,316
5.00%, 05/15/2034	300,000	309,904
5.00%, 05/15/2035	315,000	323,519
5.00%, 05/15/2036	330,000	336,969
Metropolitan Pier & Exposition Authority Revenue Bonds 5.00%, 12/15/2025	295,000	312,912
5.00%, 12/15/2027	100,000	107,703
State of Illinois General Obligation Unlimited Bonds 5.00%, 08/01/2024	2,000,000	2,018,292
4.00%, 02/01/2030	745,000	758,835
Village of Matteson Revenue Bonds 5.00%, 12/01/2026	150,000	164,266
5.00%, 12/01/2027	150,000	166,574
5.00%, 12/01/2028	350,000	388,465
Village of Matteson Tax Allocation Bonds, 6.50%, 12/01/2035	1,220,000	1,260,565
		17,729,563
Indiana (0.9%)
City of Valparaiso Exempt Facilities Revenue Bonds (Pratt Paper LLC), 5.88%, 01/01/2024	100,000	102,572
Hammond Local Public Improvement Bond Bank Revenue Bonds, Series B, 4.63%, 07/15/2023 (a)	660,000	662,440
Indiana Finance Authority Revenue Bonds (Earlham College, Inc.), 5.00%, 10/01/2032	2,250,000	2,307,890
		3,072,902
Iowa (2.6%)
Iowa Finance Authority Revenue Bonds Series A, 4.00%, 05/15/2029	2,490,000	2,465,889
Series A, 4.00%, 05/15/2030	1,260,000	1,235,374
Series B, FRN, 0.75%, 05/15/2056 (c)	5,500,000	5,425,836
9,127,099

	Shares or Principal Amount	Value (US$)
Kansas (0.5%)
City of Manhattan Revenue Bonds (Meadowlark Hills Retirement Community Obligated Group) Series A, 4.00%, 06/01/2025	$205,000	$207,304
Series A, 4.00%, 06/01/2026	315,000	318,063
2.38%, 06/01/2027	430,000	407,283
Series A, 4.00%, 06/01/2027	330,000	331,197
2.88%, 06/01/2028	375,000	352,043
Series A, 4.00%, 06/01/2028	300,000	299,031
		1,914,921
Kentucky (0.9%)
County of Meade, Kentucky (Nucor Steel Brandenburg Project) Series 2021A-1 Industrial Building Revenue Bonds, Series A-1, AMT, VRDN, 0.59%, 08/01/2061 (c)	2,155,000	2,155,000
Kentucky Economic Development Finance Authority Revenue Bonds (Christian Care Communities Obligated Group), 4.25%, 07/01/2031	1,315,000	1,206,689
		3,361,689
Louisiana (1.4%)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Provident Group – ULM Properties LLC – University Of Louisiana At Manroe Project), Series A, 5.00%, 07/01/2029 (a)	1,000,000	967,213
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (St. James Place of Baton Rouge), Series A, 5.50%, 11/15/2025	250,000	254,332
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (The Glen System Retirement Project), Series A 5.00%, 01/01/2024	180,000	178,970
5.00%, 01/01/2025	370,000	365,361
5.00%, 01/01/2026	390,000	381,691
5.00%, 01/01/2027	410,000	396,738
5.00%, 01/01/2028	430,000	411,568
5.00%, 01/01/2029	450,000	425,551
Louisiana Local Government Environmental Facilities & Community Development Authority Student Housing Revenue Bonds (Provident Group – ULM Properties LLC – University Of Louisiana At Manroe Project), Series A, 5.00%, 07/01/2039 (a)	1,000,000	895,657
Louisiana Public Facilities Authority Revenue Bonds (Young Audiences Charter School Project), Series A, 5.00%, 04/01/2030 (a)	400,000	394,846
Parish of St. Charles Gulf Opportunity Zone Revenue Bonds (Valero Project), 4.00%, 12/01/2040 (c)	315,000	315,489
		4,987,416

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	37

Statement of Investments (continued)

April 30, 2022 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (continued)
Maryland (5.0%)
Anne Arundel County Consolidated Special Taxing District Bonds (Villages at Two Rivers Project), 4.20%, 07/01/2024	$70,000	$70,703
Frederick County Educational Facilities Revenue Bonds (Mount St. Marys University), Series A 5.00%, 09/01/2027 (a)	1,495,000	1,542,400
5.00%, 09/01/2032 (a)	740,000	761,193
Maryland Economic Development Corp. Revenue Bonds (CONSOL Marine Terminal, Inc.), 5.75%, 09/01/2025	1,445,000	1,448,150
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.), 1.25%, 03/01/2030 (c)	12,510,000	12,510,000
The Mayor and Council of Rockville Economic Development Revenue Bonds (King Farm Presbyterian Retirement Community, Inc.) Series A-2, 5.00%, 11/01/2025	705,000	729,871
5.00%, 11/01/2027	600,000	623,035
		17,685,352
Massachusetts (1.8%)
Lynn Housing Authority & Neighborhood Development Revenue Bonds, 4.00%, 10/01/2022	115,000	115,485
Massachusetts Development Finance Agency Revenue Bonds (Linden Ponds, Inc.), 4.00%, 11/15/2023 (a)	430,000	436,115
Massachusetts Development Finance Agency Revenue Bonds (NewBridge on The Charles, Inc.) 4.00%, 10/01/2025 (a)	500,000	527,556
4.00%, 10/01/2026 (a)	500,000	528,017
4.00%, 10/01/2027 (a)	450,000	474,963
Massachusetts Development Finance Agency Revenue Bonds (Provident Commonwealth Education Resource, Inc.), 5.00%, 10/01/2024	1,500,000	1,549,789
Massachusetts Development Finance Agency Revenue Bonds (Wellforce Issue), Series A 5.00%, 07/01/2033	500,000	546,081
5.00%, 07/01/2034	300,000	327,257
Massachusetts Development Finance Agency, Massachusetts Seven Hills Foundation And Affiliates Issue 5.00%, 09/01/2022	170,000	171,523
5.00%, 09/01/2023	135,000	139,286
5.00%, 09/01/2024	225,000	236,443
5.00%, 09/01/2025	255,000	272,446
5.00%, 09/01/2026	185,000	199,671
5.00%, 09/01/2027	200,000	217,191
5.00%, 09/01/2028	220,000	239,487
5.00%, 09/01/2029	240,000	261,784
5.00%, 09/01/2030	255,000	278,942
		6,522,036

	Shares or Principal Amount	Value (US$)
Michigan (1.3%)
Calhoun County Hospital Finance Authority Revenue Bonds (Ella E.M. Brown Charitable Circle), 5.00%, 02/15/2024	$500,000	$516,485
Charyl Stockwell Academy Revenue Bonds, 4.88%, 10/01/2023	40,000	39,856
Kalamazoo Economic Development Corp. Revenue Bonds (Heritage Community of Kalamazoo Obligated Group) 2.63%, 05/15/2025	1,130,000	1,099,866
5.00%, 05/15/2032	1,795,000	1,862,814
Michigan Finance Authority Public School Academy Limited Revenue Bond (Cesar Chavez Academy Project), 4.00%, 02/01/2029	700,000	680,191
Michigan Strategic Fund Revenue Bonds (Graphic Packaging International, LLC Coated Recycled Board Machine), AMT, VRN, 4.00%, 10/01/2061 (c)	500,000	510,535
		4,709,747
Minnesota (1.5%)
Rice County Educational Facility Revenue Bonds (Shattuck-St Mary's School), Series A, 5.00%, 08/01/2022 (a)	950,000	958,525
Shakopee Minnesota Senior Housing Revenue Bonds (Benedictine Living Community of Shakopee LLC Project), 5.85%, 11/01/2058 (a)(c)	4,500,000	4,550,335
		5,508,860
Mississippi (3.4%)
Mississippi Business Finance Corp. Revenue Bonds (Huntington Ingalls Industries, Inc.), 4.55%, 12/01/2028	980,000	951,226
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A, 1.98%, 11/01/2032 (c)	5,000,000	5,000,000
Mississippi Business Finance Corp. Revenue Bonds (Waste Pro USA, Inc.), AMT, VRN, 5.00%, 02/01/2036 (a)(c)	1,500,000	1,505,439
Mississippi Development Bank Obligation Bonds (Mangolia Regional Health Centre) 5.00%, 10/01/2022 (a)	400,000	403,934
5.00%, 10/01/2023 (a)	415,000	424,085
5.00%, 10/01/2024 (a)	440,000	456,602
5.00%, 10/01/2025 (a)	660,000	693,148
Mississippi Development Bank Revenue Bonds (Hancock County Gomesa Project), 4.55%, 11/01/2039 (a)	2,000,000	1,941,258
Mississippi Pearl General Obligation Unlimited Bonds, 3.00%, 07/15/2022	630,000	628,441
		12,004,133
Missouri (0.9%)
Platte County Industrial Development Authority Transportation Revenue Bonds, 5.00%, 12/01/2025 (d)(f)	675,000	324,000

See accompanying Notes to Financial Statements.

38	2022 Semi-Annual Report

Statement of Investments (continued)

April 30, 2022 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (continued)
Missouri (continued)
Plaza at Noah's Ark Community Improvement District Revenue Bonds 3.00%, 05/01/2022	$65,000	$65,000
3.00%, 05/01/2023	100,000	99,361
3.00%, 05/01/2024	100,000	98,477
3.00%, 05/01/2025	100,000	97,516
3.00%, 05/01/2026	100,000	96,521
Saint Louis County Missouri Industrial Development Authority Revenue Bonds (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/2022	625,000	630,564
State Health & Educational Facilities Authority Revenue Bond (Bethesda Health Group, Inc.) 3.00%, 08/01/2023	140,000	140,686
4.00%, 08/01/2025	150,000	155,177
4.00%, 08/01/2027	440,000	459,232
4.00%, 08/01/2029	385,000	399,456
4.00%, 08/01/2031	310,000	318,190
4.00%, 08/01/2036	275,000	277,317
		3,161,497
Nevada (0.4%)
City of Carson Hospital Revenue Bonds (Carson Tahoe Regional Healthcare) 5.00%, 09/01/2027	605,000	664,678
5.00%, 09/01/2029	620,000	672,567
Nevada Department of Business & Industry Revenue Bonds (Doral Academy of Nevada), Series A, 3.13%, 07/15/2022 (a)(e)	145,000	145,010
		1,482,255
New Jersey (0.4%)
New Jersey Economic Development Authority Revenue Bonds (Greater Brunswick Charter School Project), Series A, 4.75%, 08/01/2024 (a)	70,000	70,380
New Jersey Economic Development Authority Revenue Bonds (United Airlines, Inc.) 5.50%, 04/01/2028	55,000	55,023
Series B, AMT, 5.63%, 11/15/2030	455,000	476,438
South Jersey Port Corp. Revenue Bonds, Series B 5.00%, 01/01/2026	300,000	317,088
5.00%, 01/01/2027	250,000	266,503
5.00%, 01/01/2028	255,000	273,358
		1,458,790
New York (13.8%)
Albany Capital Resource Corp. Revenue Bonds (The College Of Saint Rose) 4.00%, 07/01/2025	1,025,000	1,012,082
4.00%, 07/01/2026	1,065,000	1,042,969
4.00%, 07/01/2027	1,105,000	1,071,829
4.00%, 07/01/2028	1,150,000	1,104,930
4.00%, 07/01/2029	1,195,000	1,134,795
4.00%, 07/01/2030	1,245,000	1,168,704
4.00%, 07/01/2031	1,295,000	1,202,480

	Shares or Principal Amount	Value (US$)
Amherst Development Corp. Revenue Bonds (Daemen College) 5.00%, 10/01/2025	$600,000	$624,957
5.00%, 10/01/2026	630,000	659,634
4.00%, 10/01/2037	500,000	453,212
Brookhaven Local Development Corp. Revenue Bonds (Active Retirement Community, Inc.), 5.00%, 11/01/2022	250,000	253,089
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds (Charter School for Applied Technologies Project), 4.00%, 06/01/2022	455,000	455,662
Build NYC Resource Corp. Revenue Bonds (Metropolitan Lighthouse Charter School Project), Series A 4.00%, 06/01/2022 (a)	190,000	190,141
5.00%, 06/01/2023 (a)	370,000	377,386
5.00%, 06/01/2024 (a)	390,000	402,960
5.00%, 06/01/2025 (a)	410,000	428,151
5.00%, 06/01/2026 (a)	430,000	452,964
5.00%, 06/01/2027 (a)	450,000	475,573
5.00%, 06/01/2032 (a)	500,000	521,355
Build NYC Resource Corp. Revenue Bonds (Richmond Preparatory Charter School Project), Series A, 4.00%, 06/01/2031 (a)	650,000	617,593
City of Elmira General Obligation Limited Bonds 5.00%, 07/01/2025 (a)	1,125,000	1,194,920
5.00%, 07/01/2033 (a)	2,635,000	2,843,364
City of New York General Obligation Limited Bonds, VRDN, 0.64%, 04/01/2042 (c)	500,000	500,000
City of Poughkeepsie General Obligation Limited Bonds, 5.00%, 06/01/2031	455,000	482,344
Madison Country Capital Resource Corp. Revenue Bonds (Cazenovia College Project), Series A, 5.50%, 09/01/2022	6,500,000	6,473,659
Metropolitan Transportation Authority Revenue Bonds 5.00%, 09/01/2022	2,000,000	2,020,574
Series F, 5.00%, 11/15/2022	1,050,000	1,066,013
5.00%, 11/15/2035	4,000,000	4,212,896
Nassau County Tobacco Settlement Corp. Revenue Bonds, Series A-2, 5.25%, 06/01/2026 (e)	1,150,000	1,178,199
New York City Industrial Development Agency Revenue Bonds (Yankee Stadium LLC), (AGM), 2.50%, 03/01/2037	3,000,000	2,428,794
New York State Dormitory Authority Revenue Bonds (Touro College And University System Obligated Group), Series A, 4.00%, 01/01/2023	445,000	447,615
New York State Dormitory Authority Revenue Bonds (Yeshiva University) 5.00%, 09/01/2022	1,640,000	1,641,636
5.00%, 09/01/2038	730,000	714,799
New York State Environmental Facilities Corp. Revenue Bonds (Casella Waste Systems, Inc.), 2.75%, 09/01/2050 (c)	1,000,000	981,214

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	39

Statement of Investments (continued)

April 30, 2022 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (continued)
New York (continued)
New York Transportation Development Corp. Revenue Bonds (American Airlines, Inc.), 2.25%, 08/01/2026	$670,000	$625,994
3.00%, 08/01/2031	530,000	490,552
Suffolk County Economic Development Corp. Revenue Bonds (St Johnland Assisted Living, Inc.), 4.63%, 11/01/2031 (a)	1,020,000	918,909
Village of Johnson City General Obligation Limited Bonds, 5.00%, 10/01/2022	115,000	115,640
Westchester County Local Development Corp. 2.88%, 07/01/2026 (a)	1,000,000	957,437
3.20%, 07/01/2028 (a)	1,675,000	1,573,980
3.60%, 07/01/2029	2,000,000	1,876,199
Western Regional Off-Track Betting Corp. Revenue Bonds 3.00%, 12/01/2026 (a)	1,285,000	1,197,438
4.13%, 12/01/2041 (a)	1,900,000	1,573,170
		49,165,812
North Carolina (0.2%)
North Carolina Capital Facilities Finance Agency Revenue Bonds (Johnson & Wales University), Series A, 5.00%, 04/01/2028	795,000	809,954
Ohio (3.6%)
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Assets-Backed Revenue Bonds, 5.00%, 06/01/2055	2,115,000	2,056,847
Cleveland-Cuyahoga County Port Authority Revenue Bonds, 5.00%, 12/01/2028	205,000	214,163
Ohio Air Quality Development Authority Revenue Bonds (Ohio Valley Electric Corp. Project) Series B, VRN, 1.38%, 02/01/2026 (c)	1,000,000	946,167
Series C, VRN, 1.50%, 02/01/2026 (c)	1,000,000	927,084
Series A, 2.88%, 02/01/2026	1,000,000	961,860
Series A, 3.25%, 09/01/2029	140,000	130,102
Ohio Higher Educational Facility Commission Revenue Bonds 4.00%, 07/01/2022	845,000	848,297
4.00%, 07/01/2023	835,000	850,014
4.00%, 07/01/2024	865,000	888,828
4.00%, 07/01/2025	900,000	933,372
4.00%, 07/01/2026	935,000	976,130
4.00%, 07/01/2027	975,000	1,019,871
4.00%, 07/01/2028	1,015,000	1,061,448
4.00%, 07/01/2029	1,055,000	1,106,620
		12,920,803
Oregon (1.2%)
Hospital Facilities Authority of Multnomah County Oregon Revenue Bonds Series B-2, 0.95%, 06/01/2027	1,000,000	878,870
Series B, 1.20%, 06/01/2028	1,800,000	1,545,456

	Shares or Principal Amount	Value (US$)
Yamhill County Hospital Authority Revenue Bonds (Friendsview Manor Obligated Group) 2.13%, 11/15/2027	$500,000	$467,124
2.50%, 11/15/2028	500,000	463,526
5.00%, 11/15/2036	875,000	859,037
		4,214,013
Pennsylvania (5.0%)
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Bonds, 5.00%, 05/01/2022 (a)	345,000	345,000
Chester County Health And Education Facilities Authority Revenue Bonds (Simpson Senior Services Project) 4.00%, 12/01/2022	575,000	575,898
4.00%, 12/01/2023	660,000	661,485
4.00%, 12/01/2024	690,000	690,485
4.00%, 12/01/2025	360,000	358,212
4.00%, 12/01/2026	375,000	369,747
4.00%, 12/01/2027	395,000	384,581
4.00%, 12/01/2028	415,000	398,940
4.00%, 12/01/2029	435,000	411,507
4.00%, 12/01/2030	450,000	420,399
Dauphin County General Authority Revenue Bonds (Harrisburg University of Science and Technology Project) 4.00%, 10/15/2022 (a)	240,000	240,353
4.25%, 10/15/2026 (a)	1,250,000	1,251,190
5.00%, 10/15/2027 (a)	1,650,000	1,696,217
5.00%, 10/15/2030 (a)	3,000,000	3,088,173
Delaware County Industrial Development Authority Revenue Bonds (CCSA Foundation), Series A, 4.38%, 06/01/2026 (a)	2,185,000	2,206,862
Indiana County Hospital Authority Revenue Bonds (Indiana Regional Medical Center), Series A, 5.00%, 06/01/2023	100,000	101,845
Lehigh County Industrial Development Authority Revenue Bonds (Seven Generations Charter School), 4.00%, 05/01/2031	680,000	647,809
Montgomery County Industrial Development Authority Revenue Bonds (Waverly Heights, Ltd. Project) 4.00%, 12/01/2027	180,000	189,147
4.00%, 12/01/2028	200,000	211,151
4.00%, 12/01/2029	100,000	105,364
4.00%, 12/01/2035	300,000	311,139
4.00%, 12/01/2036	100,000	103,549
4.00%, 12/01/2038	300,000	309,887
Philadelphia School District General Obligation Limited Bonds, Series F, 5.00%, 09/01/2024	2,000,000	2,099,780
Pottsville Hospital Facilities Authority Health Center Revenue Bonds (Lehigh Valley Health Network Obligated Group), 5.75%, 07/01/2022 (a)	55,000	55,394
Scranton School District General Obligation Limited Bonds Series B, 5.00%, 06/01/2023	100,000	102,973
Series B, 5.00%, 06/01/2024	100,000	104,776

See accompanying Notes to Financial Statements.

40	2022 Semi-Annual Report

Statement of Investments (continued)

April 30, 2022 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (continued)
Pennsylvania (continued)
Series B, 5.00%, 06/01/2025	$100,000	$106,770
Series D, 5.00%, 06/01/2027	345,000	369,730
		17,918,363
Puerto Rico (2.3%)
Electric Power Authority Revenue Bonds, Series V, 5.25%, 07/01/2026	1,290,000	1,327,134
PR Custodial Trust Revenue Bonds (GO PIB 2003A), 5.50%, 07/01/2022	800,552	799,277
Puerto Rico Electric Power Authority Revenue Bonds Series SS, 5.00%, 07/01/2022	260,000	265,393
Series PP, 5.00%, 07/01/2023	205,000	209,252
Series SS, 5.25%, 07/01/2023 (e)	2,340,000	2,363,531
Series PP, 5.00%, 07/01/2024	835,000	852,318
Series UU, 5.00%, 07/01/2024	300,000	305,355
Puerto Rico Highway & Transportation Authority Revenue Bonds Series BB, 5.25%, 07/01/2022	100,000	100,284
Series L, 5.25%, 07/01/2023	520,000	525,229
Series E, 5.50%, 07/01/2023	200,000	206,181
Series D, 5.00%, 07/01/2027	145,000	146,007
(AGM-CR), 5.50%, 07/01/2030	1,000,000	1,061,263
		8,161,224
Rhode Island (0.3%)
Rhode Island Health & Educational Building Corp. Revenue Bonds (Care New England Health System Obligated Group), Series B 5.00%, 09/01/2022	680,000	685,847
5.00%, 09/01/2023	500,000	512,442
		1,198,289
South Carolina (1.3%)
South Carolina Jobs-Economic Development Authority Revenue Bonds (Last Step Recycling LLC), 6.00%, 06/01/2031 (a)	2,915,000	2,630,598
6.25%, 06/01/2040 (a)	2,000,000	1,710,663
South Carolina Jobs-Economic Development Authority Revenue Bonds (RePower South Berkeley LLC), 5.25%, 02/01/2027 (a)(d)(f)	1,060,000	424,000
		4,765,261
Tennessee (0.6%)
Metropolitan Government Nashville & Davidson Health & Educational Facilities Revenue Bonds (Trevecca Nazarene University Project) 4.00%, 10/01/2023	135,000	136,204
4.00%, 10/01/2024	170,000	170,980
4.00%, 10/01/2025	175,000	175,791
4.00%, 10/01/2026	150,000	150,214
4.00%, 10/01/2027	195,000	194,153
4.00%, 10/01/2028	200,000	197,669
4.00%, 10/01/2029	200,000	196,435

	Shares or Principal Amount	Value (US$)
5.00%, 10/01/2029	$300,000	$311,502
4.00%, 10/01/2030	210,000	204,623
4.00%, 10/01/2031	215,000	207,336
5.00%, 10/01/2034	90,000	93,465
		2,038,372
Texas (6.0%)
Arlington Higher Education Finance Corp. Revenue Bonds (Wayside Schools), 5.00%, 08/15/2022	55,000	55,193
5.00%, 08/15/2023	155,000	157,183
5.00%, 08/15/2024	195,000	198,734
5.00%, 08/15/2025	205,000	209,716
5.00%, 08/15/2026	190,000	194,617
5.00%, 08/15/2027	200,000	204,926
5.00%, 08/15/2028	80,000	81,943
4.00%, 08/15/2029	75,000	72,103
4.00%, 08/15/2030	80,000	76,137
4.00%, 08/15/2031	90,000	84,846
4.00%, 08/15/2036	230,000	207,799
Bexar County Health Facilities Development Corp. Revenue Bonds (Army Retirement Residence Obligation Group) 5.00%, 07/15/2023	300,000	306,436
5.00%, 07/15/2024	150,000	155,652
Calhoun County Navigation Industrial Development Authority Revenue Bonds (Max Midstream Texas LLC), Series A, 3.63%, 07/01/2026 (a)	4,000,000	3,892,013
Decatur Hospital Authority Revenue Bonds, Series A, 5.00%, 09/01/2022	150,000	151,593
Decatur Hospital Authority Revenue Bonds (Wise Regional Health System), Series A, 5.00%, 09/01/2023	275,000	283,915
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (Brazos Presbyterian Homes, Inc.), 5.00%, 01/01/2027	895,000	931,361
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Cardinal Bay, Inc.) Series C, 5.00%, 07/01/2023	300,000	150,000
Series D, 6.00%, 07/01/2026	95,000	42,750
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Sanctuary LTC Project), Series A-1, 5.00%, 01/01/2032	4,000,000	3,808,146
New Hope Cultural Education Facilities Finance Corporation Education Revenue And Refunding Bonds (Jubilee Academic Center) 4.00%, 08/15/2022 (a)	170,000	170,195
4.00%, 08/15/2023 (a)	360,000	360,922
4.00%, 08/15/2024 (a)	370,000	370,142
4.00%, 08/15/2029 (a)	445,000	432,904
4.00%, 08/15/2030 (a)	465,000	448,110
4.00%, 08/15/2031 (a)	485,000	463,894
Port Beaumont Navigation District Revenue Bonds (Jefferson Railport Terminal II LLC), Series A, 3.63%, 01/01/2035 (a)	1,500,000	1,358,066

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	41

Statement of Investments (continued)

April 30, 2022 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (continued)
Texas (continued)
Port of Beaumont Navigation District of Jefferson County Dock & Wharf Facilities Revenue Bonds (Jefferson Gulf Coast Energy Project), AMT 1.88%, 01/01/2026 (a)	$500,000	$467,381
2.00%, 01/01/2027 (a)	200,000	183,540
2.13%, 01/01/2028 (a)	200,000	180,219
2.25%, 01/01/2029 (a)	500,000	441,965
2.50%, 01/01/2030 (a)	350,000	307,346
2.63%, 01/01/2031 (a)	400,000	347,992
2.75%, 01/01/2036 (a)	750,000	603,762
SA Energy Acquisition Public Facility Corp. Revenue Bonds 5.50%, 08/01/2022	80,000	80,709
5.50%, 08/01/2023	50,000	51,741
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds Series C, 2.00%, 12/15/2026 (c)(e)	1,500,000	1,476,574
Series D, 6.25%, 12/15/2026	1,785,000	1,911,654
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 5.00%, 12/15/2029	250,000	268,567
5.00%, 12/15/2030	375,000	404,158
		21,594,904
U. S. Virgin Islands (0.9%)
Matching Fund Special Purpose Securitization Corp. Revenue Bonds, Series A 5.00%, 10/01/2025	1,000,000	1,028,907
5.00%, 10/01/2026	1,000,000	1,034,516
Virgin Islands Public Finance Authority Revenue Bonds, Series A, 5.00%, 10/01/2032	1,210,000	1,219,676
		3,283,099
Utah (2.6%)
Utah Charter School Finance Authority Revenue Bonds (Esperanza Elementary School), Series A 4.50%, 10/15/2028 (a)	500,000	497,225
4.63%, 10/15/2048 (a)(c)	1,000,000	988,167
Utah Charter School Finance Authority Revenue Bonds (Freedom Academy Foundation), 3.25%, 06/15/2031 (a)	535,000	480,209
Utah Charter School Finance Authority Revenue Bonds (Scholar Academy), Series A, 4.50%, 04/15/2048 (a)(c)	3,000,000	2,967,255
Utah Charter School Finance Authority Revenue Bonds (Wasatch Waldorf Charter School, Inc.), Series A, 4.75%, 05/15/2048 (a)(c)	4,310,000	4,281,696
		9,214,552
Washington (4.2%)
State Housing Finance Commission Revenue Bonds (Transforming Age Project), Series A 5.00%, 01/01/2024 (a)	180,000	182,711
5.00%, 01/01/2028 (a)	440,000	450,861
5.00%, 01/01/2029 (a)	465,000	475,004
5.00%, 01/01/2034 (a)	745,000	745,394

	Shares or Principal Amount	Value (US$)
Washington State Housing Finance Commission Revenue Bonds (Mirabella), 6.00%, 10/01/2022 (a)	$260,000	$264,782
Washington State Housing Finance Commission Revenue Bonds (Spokane International Academy), Series A 4.00%, 07/01/2025 (a)	355,000	355,507
4.00%, 07/01/2026 (a)	285,000	283,907
4.00%, 07/01/2027 (a)	295,000	292,140
4.00%, 07/01/2028 (a)	305,000	299,755
4.00%, 07/01/2029 (a)	320,000	311,811
Washington State Housing Finance Commission Revenue Bonds (Eliseo Project) Series B-2, 2.13%, 07/01/2027 (a)	2,750,000	2,506,805
Series B-1, 2.50%, 07/01/2028 (a)	4,375,000	3,948,162
Series A, 4.00%, 01/01/2031 (a)	5,035,000	4,745,201
		14,862,040
West Virginia (0.3%)
Glenville State College Board of Governors Revenue Bonds 3.25%, 06/01/2022	170,000	169,784
4.00%, 06/01/2027	250,000	235,156
Ohio County Development Authority Revenue Bonds (Ohio County Sport Complex Project), 4.00%, 09/01/2023	840,000	828,234
		1,233,174
Wisconsin (6.5%)
Public Finance Authority Educational Facilities Revenue Refunding Bonds (The Methodist University) 4.00%, 03/01/2023	480,000	481,338
4.00%, 03/01/2024	505,000	506,657
4.00%, 03/01/2025	540,000	540,405
4.00%, 03/01/2026	755,000	750,995
4.00%, 03/01/2027	795,000	785,345
4.00%, 03/01/2028	840,000	819,898
4.00%, 03/01/2029	890,000	860,486
4.00%, 03/01/2030	950,000	907,415
Public Finance Authority Revenue Bonds Series A, 5.00%, 10/01/2024 (a)	2,100,000	2,162,841
6.00%, 01/01/2027	4,100,000	3,928,275
Series A, 5.00%, 10/01/2029 (a)	500,000	527,838
Public Finance Authority Revenue Bonds (Masonic & Eastern Star Home of NC, Inc.) Series B-2, 3.00%, 03/01/2026 (a)	790,000	759,205
3.50%, 03/01/2027 (a)	4,000,000	3,868,434
Public Finance Authority Revenue Bonds (Washoe Barton Medical Clinic), Series A 3.00%, 12/01/2026	250,000	243,109
4.00%, 12/01/2031	700,000	699,297
Public Finance Authority Revenue Bonds (Wonderful Foundations Charter School Holdings LLC), Series A-1, 4.50%, 01/01/2035 (a)	1,000,000	925,086

See accompanying Notes to Financial Statements.

42	2022 Semi-Annual Report

Statement of Investments (concluded)

April 30, 2022 (Unaudited)
abrdn Short Duration High Yield Municipal Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority Revenue Bond 5.00%, 11/01/2022	$120,000	$120,681
5.00%, 11/01/2023	360,000	365,694
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Barton College), Series A 5.00%, 03/01/2023	435,000	437,671
5.00%, 03/01/2028	1,190,000	1,206,033
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Guilford College) 5.00%, 01/01/2026	685,000	706,429
5.00%, 01/01/2027	830,000	856,662
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Piedmont Community Charter School) 5.00%, 06/15/2022	185,000	185,630
5.00%, 06/15/2024	210,000	215,263
5.00%, 06/15/2026	230,000	239,191
5.00%, 06/15/2027	160,000	167,361
		23,267,239
Total Municipal Bonds		354,206,101
SHORT-TERM INVESTMENT (0.0%)
UNITED STATES (0.0%)
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares	55,598	55,598
Total Short-Term Investment		55,598
Total Investments (Cost $374,852,848) (g)—99.2%		354,261,699
Other Assets in Excess of Liabilities—0.8%		2,926,506
Net Assets—100.0%		$357,188,205

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Level 3 security. See Note 2(a) of the accompanying Notes to Financial Statements.
(c)	Variable Rate Instrument. The rate shown is based on the latest available information as of April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Security is in default.
(e)	All or a portion of the security has been designated as collateral for when issued trading. When-issued trading is trading in securities that have been authorized but not yet been issued.
(f)	Illiquid security.
(g)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.
FRN	Floating Rate Note

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	43

abrdn Ultra Short Municipal Income Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2022)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	(0.27%)	(0.36%)	0.64%	0.48%
Class A1[2]	w/o SC	(0.27%)	(0.36%)	0.66%	0.50%
	w/ SC3	(0.77%)	(0.85%)	0.56%	0.45%
Institutional Class[4]	w/o SC	(0.33%)	(0.31%)	0.82%	0.70%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not annualized
1	Returns prior to May 7, 2018 reflect the performance of a predecessor fund (the "Predecessor Fund"). Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Please consult the Fund's prospectus for more detail.
2	Returns before the first offering of Class A1 (February 28, 2019) are based on the previous performance of Class A. Returns of the class have not been adjusted to reflect the expenses applicable to the respective classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what Class A would have produced because all classes invest in the same portfolio of securities. Returns for Class A shares would only differ to the extent of the difference in expenses of the classes.
3	A 0.50% front-end sales charge was deducted.
4	Not subject to any sales charges.

Performance of a $1,000,000 Investment* (as of April 30, 2022)

Comparative performance of $1,000,000 invested in Institutional Class shares of the abrdn Ultra Short Municipal Income Fund, the Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2022. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

The Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index is a total return benchmark of BAA3 ratings or better designed to measure returns for tax exempt assets.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

*	Minimum Initial Investment

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

44	2022 Semi-Annual Report

abrdn Ultra Short Municipal Income Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2022 (Unaudited)

Asset Allocation
Municipal Bonds	103.8%
Short-Term Investment	2.3%
Liabilities in Excess of Other Assets	(6.1%)
100.0%

Top Ten Holdings
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A 11/01/2032	7.1%
California Pollution Control Financing Authority Revenue Bonds (Republic Services, Inc.), Series A 08/01/2023	5.5%
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.) 03/01/2030	4.8%
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (Waste Management PA Obligated Group) 08/01/2045	4.5%
Michigan State Housing Development Authority Revenue Bonds, AMT, VRDN 06/01/2038	3.4%
Wisconsin Health & Educational Facilities Authority Revenue Bonds 02/15/2053	3.0%
Metropolitan Transportation Authority Revenue Bonds, Series B-1 05/15/2022	2.7%
Hertford County Industrial Facilities & Pollution Control Financing Authority Revenue Bonds (Nucor Corp.), Series A 11/01/2033	2.6%
Rondout Valley Central School District Accord Ulster County, NJ General Obligation Anticipation Notes, (State Aid Withholding) 06/29/2022	2.5%
Black Belt Energy Gas District Revenue Bonds, FRN 12/01/2048	2.3%

States
New York	23.7%
Mississippi	9.2%
Texas	8.8%
California	8.7%
Pennsylvania	7.0%
Alabama	6.1%
Maryland	5.5%
Michigan	4.6%
Wisconsin	4.6%
New Jersey	4.3%
Virginia	2.8%
North Carolina	2.7%
Kentucky	2.6%
Minnesota	2.0%
South Carolina	2.0%
Other, less than 2% each	9.2%
Short-Term Investment	2.3%
Liabilities in Excess of Other Assets	(6.1%)
100.0%

2022 Semi-Annual Report	45

Statement of Investments

April 30, 2022 (Unaudited)
abrdn Ultra Short Municipal Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (103.8%)
Alabama (6.1%)
Alabama Housing Finance Authority Revenue Bonds (The Villas At Titusville II PR), VRN, (HUD SECT 8), 1.50%, 11/01/2022 (a)	$3,000,000	$3,000,000
Black Belt Energy Gas District Revenue Bonds, FRN, 1.21%, 12/01/2048 (a)	20,000,000	19,889,322
Health Care Authority for Baptist Health Revenue Bonds, Series B 0.69%, 11/15/2037 (a)	5,625,000	5,625,000
0.74%, 11/01/2042 (a)	19,100,000	19,100,000
Lower Alabama Gas District Revenue Bonds, VRN, 4.00%, 12/01/2050 (a)	5,895,000	6,007,946
		53,622,268
Arizona (0.7%)
Cochise County Pollution Control Corp. Revenue Bonds (Arizona Electric Power Cooperative, Inc.), 1.20%, 09/01/2024 (a)	6,100,000	6,085,685
California (8.7%)
California Health Facilities Financing Authority Revenue Bonds (Stanford Hospital Clinics), Series A (Pre-refunded @ $100.000000, 08/15/2022), 5.00%, 08/15/2051	5,000,000	5,051,438
California Pollution Control Financing Authority Revenue Bonds (Republic Services, Inc.) Series A, 0.45%, 08/01/2023 (a)(b)	48,000,000	47,999,885
Series 2017-A1, 2.00%, 11/01/2042 (a)(b)	3,000,000	3,000,471
California Statewide Communities Development Authority Revenue Bonds (CommonSpirit Health Obligated Group), Series F, 0.80%, 07/01/2040 (a)	1,575,000	1,575,000
California Statewide Communities Development Authority Revenue Bonds (Dignity Health Obligated Group), Series D, 0.86%, 07/01/2041 (a)	275,000	275,000
Palomar Pomerado Health Care Certificates of Participation Series A, 1.20%, 11/01/2036 (a)	4,500,000	4,500,000
Series B, 1.20%, 11/01/2036 (a)	2,125,000	2,125,000
Series C, 1.20%, 11/01/2036 (a)	12,075,000	12,075,000
		76,601,794
Colorado (0.2%)
E-470 Public Highway Authority Revenue Bonds, Series B, FRN, 0.54%, 09/01/2039 (a)	1,500,000	1,469,827
Connecticut (0.5%)
City of West Haven General Obligation Unlimited Bonds 4.00%, 09/15/2022	200,000	201,741
2.00%, 09/29/2022	1,750,000	1,752,273
East Hartford Conn Housing Authority Multi Family Housing Revenue Bonds (Veterans Terrace Project), 0.25%, 06/01/2023 (a)	2,100,000	2,088,050
		4,042,064

	Shares or Principal Amount	Value (US$)
Florida (0.7%)
Florida Development Finance Corporation Revenue Bonds (Brightline Florida Passenger Rail Expansion Project), Series A, AMT, VRN, 0.30%, 12/01/2056 (a)	$1,290,000	$1,286,638
Miami-Dade County Industrial Development Authority Revenue Bonds (Waste Management, Inc.), AMT, FRN 0.82%, 11/01/2033 (a)	3,000,000	2,984,950
0.82%, 11/01/2048 (a)	2,000,000	1,989,969
		6,261,557
Georgia (0.7%)
Appling County Georgia Development Authority Pollution Control Revenue Bonds, VRDN, 0.60%, 09/01/2029 (a)	900,000	900,000
Development Authority of Burke County Revenue Bonds (Georgia Power Co. Plant Voglte Project), VRDN, 0.60%, 11/01/2048 (a)	5,500,000	5,500,000
		6,400,000
Idaho (0.1%)
Idaho Health Facilities Authority Revenue Bonds (Che Trinity Hlth Credit GR), VRN, 0.23%, 12/01/2048 (a)	500,000	499,975
Illinois (0.1%)
State of Illinois General Obligation Unlimited Bonds, Series A, 5.00%, 10/01/2023	1,030,000	1,062,632
Kansas (0.2%)
City of Dodge City Industrial Development Revenue Bonds (National Beef Packing Co. LLC), 0.72%, 03/01/2027 (a)	1,000,000	1,000,000
City of Liberal Industrial Development Revenue Bonds (National Beef Packing Co. LLC), 0.72%, 02/01/2029 (a)	1,000,000	1,000,000
		2,000,000
Kentucky (2.6%)
County of Meade, Kentucky (Nucor Steel Brandenburg Project) Series 2020A-1 Industrial Building Revenue Bonds, AMT, VRDN, 0.59%, 07/01/2060 (a)	4,160,000	4,160,000
County of Meade, Kentucky (Nucor Steel Brandenburg Project) Series 2020B-1 Industrial Building Revenue Bonds, AMT, VRDN, 0.59%, 07/01/2060 (a)	2,400,000	2,400,000
County of Meade, Kentucky (Nucor Steel Brandenburg Project) Series 2021A-1 Industrial Building Revenue Bonds, Series A-1, AMT, VRDN, 0.59%, 08/01/2061 (a)	13,140,000	13,140,000
Kentucky Economic Development Finance Authority Revenue Bonds (Republic Services, Inc.), Series A, AMT, FRN, 1.05%, 04/01/2031 (a)	1,720,000	1,718,940

See accompanying Notes to Financial Statements.

46	2022 Semi-Annual Report

Statement of Investments (continued)

April 30, 2022 (Unaudited)
abrdn Ultra Short Municipal Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (continued)
Kentucky (continued)
Pulaski County Solid Waste Disposal Revenue Bonds (East Kentucky Power Cooperative, Inc.), Series B, 1.00%, 08/15/2023 (a)	$1,400,000	$1,381,878
		22,800,818
Louisiana (1.0%)
Louisiana Local Government Environmental Facilities And Community Development Authority Revenue Bonds (American Biocarbon, Ct, LlC Project), AMT, VRN, 0.25%, 12/01/2046 (a)	4,000,000	3,994,061
Parish of St. James Revenue Bonds (Nucor Steel LA), VRDN, 0.64%, 11/01/2040 (a)	5,000,000	5,000,000
		8,994,061
Maryland (5.5%)
Maryland Economic Development Corp. Revenue Bonds (Linemark Printing/501 Prince George's Boulevard Obligated Group), 0.66%, 12/01/2033 (a)	5,115,000	5,115,000
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.), 1.25%, 03/01/2030 (a)	42,405,000	42,405,000
Washington County Revenue Bonds (Conservit, Inc.), 0.77%, 02/01/2023 (a)	425,000	425,000
		47,945,000
Michigan (4.6%)
Michigan State Housing Development Authority Revenue Bonds VRDN, 1.30%, 06/01/2030 (a)	10,000,000	10,000,000
AMT, VRDN, 1.45%, 06/01/2038 (a)	30,000,000	30,000,000
Michigan Strategic Fund Tax-Exempt Adjustable Mode Exempt Facilities Revenue Bonds (Waste Management, Inc.), AMT, VRN, 0.58%, 08/01/2027 (a)	500,000	470,807
		40,470,807
Minnesota (2.0%)
JPMorgan Chase Putters/Drivers Trust Revenue Bonds (Putters-5028), AMT, VRDN, 0.59%, 12/01/2024 (a)(b)	17,500,000	17,500,000
Mississippi (9.2%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue Bonds, Series C, 0.25%, 05/01/2037 (a)	18,760,000	18,760,000
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A, 1.98%, 11/01/2032 (a)	62,000,000	62,000,000
		80,760,000

	Shares or Principal Amount	Value (US$)
Montana (0.6%)
Mizuho Floater/Residual Trust Revenue Bonds, VRDN 0.69%, 06/01/2034 (a)(b)	$4,510,000	$4,510,000
0.69%, 06/01/2034 (a)(b)	1,110,000	1,110,000
		5,620,000
Nevada (0.8%)
Director Of The State Of Nevada Department Of Business And Industry Revenue Bonds Brightline West Passenger Rail Project, Series A, VRN, 0.85%, 01/01/2050 (a)(b)	7,500,000	7,432,197
New Jersey (4.3%)
City of East Orange NJ General Obligation Anticipation Notes, 1.00%, 10/25/2022	14,549,572	14,496,645
City of Newark NJ General Obligation Notes, Series E, 1.25%, 10/03/2022	7,044,550	7,034,568
City of Newark NJ General Obligation Unlimited Notes, Series C, 1.25%, 07/25/2022	4,582,031	4,573,608
New Jersey Educational Facilities Authority Revenue Bonds, 5.00%, 06/01/2022	1,920,000	1,925,342
Township of Irvington NJ General Obligation Unlimited Notes, 2.00%, 05/19/2022	9,720,952	9,722,158
		37,752,321
New York (23.7%)
City of Dunkirk School District New York Revenue Anticipation Notes, 1.00%, 06/29/2022	2,400,000	2,398,368
City of Elmira General Obligation Limited Bonds 4.00%, 05/01/2022	845,000	845,000
2.00%, 05/01/2023	455,000	452,755
4.00%, 05/01/2024	675,000	691,847
City of New York General Obligation Limited Bonds, VRDN 0.63%, 04/01/2042 (a)	7,805,000	7,805,000
0.64%, 04/01/2042 (a)	18,275,000	18,275,000
City of Newburgh General Obligation limited Notes, Series A, 1.00%, 07/29/2022	4,670,000	4,664,276
City of Schenectady General Obligation Limited Notes, 1.00%, 05/06/2022	7,447,551	7,446,914
County of Lawrence Norwood-Norfolk central School District New York Revenue Anticipation Notes, 1.00%, 07/27/2022	6,962,040	6,953,790
County of Monroe Henriette Fire District New York Revenue Anticipation Notes, 1.00%, 08/10/2022	4,800,000	4,792,935
County of Ulster central School District New York Revenue Anticipation Notes, 1.00%, 06/28/2022	5,000,000	4,996,584
East Ramapo central School District New York Revenue Anticipation Notes Series B, (State Aid Withholding), 1.00%, 05/05/2022	7,250,000	7,249,590
1.25%, 05/05/2022	2,000,000	1,999,936
East Ramapo central School District New York Revenue Budget Notes, 1.25%, 05/05/2022	1,100,000	1,099,965

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	47

Statement of Investments (continued)

April 30, 2022 (Unaudited)
abrdn Ultra Short Municipal Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (continued)
New York (continued)
Hempstead Union Free School District General Obligation Unlimited Notes, Series B, 1.00%, 07/13/2022	$4,000,000	$3,996,334
Jasper-Troupsberg Central School District, New York Revenue Anticipation Notes, (State Aid Withholding), 1.00%, 09/23/2022	6,390,000	6,374,568
Metropolitan Transportation Authority Revenue Bonds Series B-1, 5.00%, 05/15/2022	23,900,000	23,927,007
5.00%, 09/01/2022	11,010,000	11,123,262
Series F, 5.00%, 11/15/2022	1,530,000	1,553,799
Series F, 5.00%, 11/15/2022	1,125,000	1,142,156
FRN, 0.52%, 11/01/2035 (a)	4,750,000	4,713,098
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds, Series B, 5.00%, 11/15/2022	600,000	609,330
New York City General Obligation Unlimited Bonds Series C-4, 0.75%, 10/01/2027 (a)	1,400,000	1,400,000
Series J-2, 0.68%, 06/01/2036 (a)	4,600,000	4,600,000
Series J-3, 0.85%, 06/01/2036 (a)	7,375,000	7,375,000
New York City Municipal Water Finance Authority Revenue Bonds (2nd Generation Resolution-Fiscal 2019), VRDN, 0.44%, 06/15/2051 (a)	19,800,000	19,800,000
New York Transportation Development Corp. Revenue Bonds (Delta Air Lines, Inc.), AMT, 5.00%, 01/01/2024	1,500,000	1,532,522
Oneida County Industrial Development Agency Revenue Bonds (Champion Home Builders Co. Facility), 0.63%, 06/01/2029 (a)	6,820,000	6,820,000
Rondout Valley Central School District Accord Ulster County, NJ General Obligation Anticipation Notes, (State Aid Withholding), 1.25%, 06/29/2022	22,340,000	22,336,421
Sidney Central School District General Obligation Limited Bonds, (State Aid Withholding), 1.00%, 08/05/2022	4,126,600	4,120,986
Triborough Bridge & Tunnel Authority Revenue Bonds, Series B4A, 0.57%, 01/01/2032 (a)	3,955,000	3,946,486
Village of Johnson City General Obligation Limited Bonds, Series B, 2.00%, 09/30/2022	13,263,294	13,279,935
		208,322,864
North Carolina (2.7%)
Fayetteville State University Revenue Bonds, (AGM) 5.00%, 04/01/2023 (b)	405,000	415,616
5.00%, 04/01/2024 (b)	425,000	443,633
5.00%, 04/01/2026 (b)	470,000	506,822
Hertford County Industrial Facilities & Pollution Control Financing Authority Revenue Bonds (Nucor Corp.), Series A, 0.64%, 11/01/2033 (a)	22,500,000	22,500,000
		23,866,071

	Shares or Principal Amount	Value (US$)
Ohio (1.0%)
State of Ohio Hospital Revenue Bonds (University Hospitals Health System, Inc.), Series C, VRDN, 0.63%, 01/15/2051 (a)	$8,500,000	$8,500,000
Oklahoma (1.5%)
Oklahoma Development Finance Authority Revenue Bonds (Gilcrease Developers LLC), AMT, 1.63%, 07/06/2023	2,000,000	1,966,349
Oklahoma Development Finance Authority Revenue Bonds (INTEGRIS Health Obligated Group), VRDN, 0.71%, 08/15/2031 (a)	11,600,000	11,600,000
		13,566,349
Pennsylvania (7.0%)
Central Bradford Progress Authority Revenue Bonds (The Guthrie Clinic Issue), Series D, VRDN, 0.71%, 12/01/2041 (a)	7,065,000	7,065,000
Montgomery County Higher Education and Health Authority Thomas Jefferson University Variable Rate Revenue Bonds, VRDN, 0.69%, 09/01/2050 (a)(c)	3,030,000	3,030,000
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (Republic Services, Inc. Project), Series B, AMT, VRN, 0.30%, 04/01/2049 (a)	4,500,000	4,485,345
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (Waste Management PA Obligated Group), 0.45%, 08/01/2045 (a)	39,500,000	39,499,905
Tender Option Bond Trust Receipts/Certificates Revenue Bonds, AMT, VRDN, 0.64%, 01/01/2051 (a)(b)	7,500,000	7,500,000
		61,580,250
South Carolina (2.0%)
South Carolina Jobs-Economic Development Authority Revenue Bonds (Prisma Health Obligated Group), Series C, VRDN, 0.71%, 05/01/2048 (a)	17,725,000	17,725,000
Tennessee (0.1%)
Nashville & Davidson Industrial Development Board Revenue Bonds (Waste Management Inc of Tennessee), 0.58%, 08/01/2031 (a)	350,000	329,565
Wilson County Industrial Development Board Revenue Bonds (Kenwal Steel Tennessee LLC), 0.77%, 06/01/2037 (a)	830,000	830,000
		1,159,565
Texas (8.8%)
Angelina & Neches River Authority Revenue Bonds (Jefferson Enterprise Energy LLC), AMT, VRN, 0.45%, 12/01/2045 (a)	8,000,000	7,985,692

See accompanying Notes to Financial Statements.

48	2022 Semi-Annual Report

Statement of Investments (concluded)

April 30, 2022 (Unaudited)
abrdn Ultra Short Municipal Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (continued)
Texas (continued)
City of Houston TX Hotel Occupancy Tax & Revenue Bonds 4.00%, 09/01/2022	$180,000	$181,458
4.00%, 09/01/2023	180,000	184,141
4.00%, 09/01/2025	425,000	441,594
Mission Economic Development Corp. Revenue Bonds (Waste Management, Inc.), Series B, 1.00%, 07/01/2040 (a)	16,800,000	16,789,258
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds (Republic Services, Inc.), AMT, FRN, 0.45%, 05/01/2050 (a)	18,000,000	17,999,957
Port of Port Arthur Navigation District Revenue Bonds, 0.60%, 04/01/2040 (a)	15,400,000	15,400,000
Port of Port Arthur Navigation District Revenue Bonds (Motiva Enterprises Class C), VRDN, 0.62%, 04/01/2040 (a)	1,600,000	1,600,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Ctfs, VRDN, 0.64%, 06/15/2056 (a)(b)	11,000,000	11,000,000
Texas Municipal Gas Acquisition & Supply Corp III Revenue Bonds 5.00%, 12/15/2022	1,150,000	1,167,363
5.00%, 12/15/2025	4,600,000	4,825,124
		77,574,587
Virginia (2.8%)
Virginia Small Business Financing Authority Revenue Bonds (Senior Lien-Elizabeth River CR), AMT 5.25%, 01/01/2032	5,670,000	5,702,803
5.50%, 01/01/2042	18,340,000	18,453,431
		24,156,234
West Virginia (1.0%)
West Virginia Economic Development Authority Revenue Bonds (Appalachian Power Co., SE), VRN, 2.63%, 12/01/2042 (a)	6,460,000	6,461,758
West Virginia Hospital Finance Authority Revenue Bonds (West Virginia United Health System Obligated Group), Series E, 0.70%, 06/01/2033 (a)	2,310,000	2,310,000
		8,771,758
Wisconsin (4.6%)
Tender Option Bond Trust Receipts Revenue Bonds, VRDN, 0.64%, 12/15/2040 (a)(b)	2,645,000	2,645,000
Wisconsin Health & Educational Facilities Authority Revenue Bonds, 0.71%, 02/15/2053 (a)	26,810,000	26,810,000
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Marshfield Clinic Health System), VRDN, 0.71%, 02/15/2053 (a)	11,000,000	11,000,000
		40,455,000
Total Municipal Bonds		912,998,684

	Shares or Principal Amount	Value (US$)
SHORT-TERM INVESTMENT (2.3%)
UNITED STATES (2.3%)
Mercer County Pollution Control Revenue Commercial Paper Notes, 0.80%, 05/10/2022	$20,000,000	$20,000,032
Total Short-Term Investment		20,000,032
Total Investments (Cost $935,295,058) (d)—106.1%		932,998,716
Liabilities in Excess of Other Assets—(6.1)%		(53,504,954)
Net Assets—100.0%		$879,493,762

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of April 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Illiquid security.
(d)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

FRN       Floating Rate Note

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	49

Statements of Assets and Liabilities (Unaudited)

April 30, 2022

	abrdn Emerging Markets Debt Fund	abrdn Global Absolute Return Strategies Fund	abrdn Global High Income Fund	abrdn Intermediate Municipal Income Fund	abrdn Short Duration High Yield Municipal Fund
Assets:
Investments, at value	$ 30,036,577	$ 50,355,700	$ 103,587,541	$ 51,010,295	$ 354,261,699
Cash collateral pledged for futures	–	1,223,444	–	–	–
Foreign currency, at value	55	346,103	1,952	–	–
Cash at broker for forward foreign currency contracts	140,000	–	–	–	–
Cash at broker for options	–	1,931,805	–	–	–
Receivable for interest rate swaps closed	–	67,229,217	–	–	–
Interest and dividends receivable	532,914	200,392	1,594,567	722,224	4,506,569
Unrealized appreciation on forward foreign currency exchange contracts	213,593	2,251,212	851,673	–	–
Receivable for investments sold	–	219,707	1,034,214	–	1,452,150
Variation margin receivable for futures contracts	–	297,880	–	–	–
Unrealized appreciation on swap contracts	–	202,408	–	–	–
Receivable from Adviser (Note 3)	16,045	62,797	42,111	15,881	75,372
Receivable for capital shares issued	–	20,983	16,110	1,000	29,606
Tax reclaim receivable	–	512	–	–	–
Variation margin receivable for centrally cleared swaps	–	13,453	–	–	–
Prepaid expenses	28,752	30,124	–	35,262	43,235
Total assets	30,967,936	124,385,737	107,128,168	51,784,662	360,368,631
Liabilities:
Due to custodian	–	1,376,137	–	–	–
Payable for investments purchased	168,251	219,707	544,811	–	–
Unrealized depreciation on forward foreign currency exchange contracts	192,037	1,232,840	51,220	–	–
Unrealized depreciation on swap contracts	–	571,355	–	–	–
Distributions payable	–	–	–	8,459	52,134
Payable for capital shares redeemed	413	58,722	18,117	80,560	2,777,763
Payable for interest rate swaps closed	–	67,263,815	–	–	–
Written options outstanding, at value	–	538,715	–	–	–
Accrued expenses and other payables:
Custodian fees	34,639	286,225	70,296	14,744	17,950
Investment advisory fees	15,493	26,829	–	18,661	191,613
Audit fees	25,397	35,086	29,841	23,602	25,023
Interest expense payable	–	–	5,335	–	–
Administration fees	2,066	3,577	7,466	3,513	28,227
Sub-transfer agent and administrative services fees	2,280	10,706	14,163	630	16,759
Transfer agent fees	1,327	6,225	17,968	3,119	1,672
Distribution fees	1,247	3,596	14,572	1,289	6,114
Fund accounting fees	1,860	2,134	–	2,845	18,390
Legal fees	181	654	5,257	245	7,073
Printing fees	847	5,323	–	193	–
Other accrued expenses	20,922	42,332	19,709	18,231	37,708
Total liabilities	466,960	71,683,978	798,755	176,091	3,180,426
Net Assets	$ 30,500,976	$ 52,701,759	$ 106,329,413	$ 51,608,571	$ 357,188,205
Cost:
Investments	$37,520,086	$ 51,537,581	$ 113,753,849	$ 51,439,966	$ 374,852,848
Foreign currency	–	364,475	2,151	–	–
Premiums on written options:	–	429,860	–	–	–
Represented by:
Capital	$ 43,662,423	$ 57,733,749	$ 352,257,975	$ 52,625,434	$ 388,375,233
Distributable accumulated loss	(13,161,447)	(5,031,990)	(245,928,562)	(1,016,863)	(31,187,028)
Net Assets	$ 30,500,976	$ 52,701,759	$ 106,329,413	$ 51,608,571	$ 357,188,205

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

50	2022 Semi-Annual Report

Statements of Assets and Liabilities (Unaudited) (concluded)

April 30, 2022

	abrdn Emerging Markets Debt Fund		abrdn Global Absolute Return Strategies Fund		abrdn Global High Income Fund	abrdn Intermediate Municipal Income Fund		abrdn Short Duration High Yield Municipal Fund
Net Assets:
Class A Shares	$105,262		$15,483,305		$69,414,641	$5,282,925		$17,716,459
Class C Shares	22,313		448,984		–	228,304		25,478
Class R Shares	2,824,121		–		–	–		–
Institutional Service Class Shares	70,769		5,648,383		–	18,827		–
Institutional Class Shares	27,478,511		31,121,087		36,914,772	46,078,515		339,446,268
Total	$30,500,976		$52,701,759		$106,329,413	$51,608,571		$357,188,205
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	14,041		1,661,810		8,787,616	585,889		1,855,606
Class C Shares	2,973		49,459		–	25,363		2,667
Class R Shares	379,000		–		–	–		–
Institutional Service Class Shares	9,417		600,475		–	2,086		–
Institutional Class Shares	3,651,447		3,282,492		5,096,213	5,105,921		35,550,126
Total	4,056,878		5,594,236		13,883,829	5,719,259		37,408,399
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares	$7.50		$9.32		$7.90	$9.02		$9.55
Class C Shares (a)	$7.51		$9.08		$–	$9.00		$9.55
Class R Shares	$7.45		$–		$–	$–		$–
Institutional Service Class Shares	$7.52		$9.41		$–	$9.03		$–
Institutional Class Shares	$7.53		$9.48		$7.24	$9.02		$9.55
Maximum offering price per share (100%/(100% – maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$7.73		$9.61		$8.14	$9.25		$9.79
Maximum Sales Charge:
Class A Shares	3.00	(b)%	3.00	(b)%	3.00%	2.50	(c)%	2.50	(c)%

(a)	For Class C Shares, the redemption price per share is reduced by 1.00% for shares held less than one year due to contingent deferred sales charge.
(b)	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
(c)	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 12 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	51

Statements of Assets and Liabilities (Unaudited)

April 30, 2022

abrdn Ultra Short Municipal Income Fund
Assets:
Investments, at value	$932,998,716
Cash	345,067
Receivable for investments sold	17,000,000
Interest and dividends receivable	3,622,918
Receivable for capital shares issued	1,451,246
Receivable from Adviser	189,767
Prepaid expenses	22,803
Total assets	955,630,517
Liabilities:
Payable for investments purchased	65,500,000
Distributions payable	18,848
Payable for capital shares redeemed	10,034,616
Accrued expenses and other payables:
Investment advisory fees	234,451
Sub-transfer agent and administrative services fees	69,123
Administration fees	55,382
Fund accounting fees	46,250
Custodian fees	38,871
Audit fees	28,375
Transfer agent fees	7,560
Distribution fees	6,169
Legal fees	3,028
Other accrued expenses	94,082
Total liabilities	76,136,755
Net Assets	$879,493,762
Cost:
Investments	$935,295,058
Represented by:
Capital	$882,577,127
Distributable accumulated loss	(3,083,365)
Net Assets	$879,493,762
Net Assets:
Class A Shares	$137,678,631
Class A1 Shares	508,908
Institutional Class Shares	741,306,223
Total	$879,493,762
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	13,683,415
Class A1 Shares	50,546
Institutional Class Shares	74,098,967
Total	87,832,928
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares	$10.06
Class A1 Shares (d)	$10.07
Institutional Class Shares	$10.00
Maximum offering price per share (100%/(100% – maximum sales charge) of net asset value adjusted to the nearest cent):
Class A1 Shares	$10.12
Maximum Sales Charge:
Class A1 Shares	0.50%

(d)	Unless you are otherwise eligible to purchase Class A1 shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.25% will be charged on Class A1 shares redeemed within 12 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

52	2022 Semi-Annual Report

Statements of Operations (Unaudited)

For the Six-Month Period Ended April 30, 2022

	abrdn Emerging Markets Debt Fund	abrdn Global Absolute Return Strategies Fund	abrdn Global High Income Fund	abrdn Intermediate Municipal Income Fund	abrdn Short Duration High Yield Municipal Fund
INVESTMENT INCOME:
Dividend income	$–	$40,304	$44,335	$50	$113
Interest income	1,564,587	165,267	3,325,494	919,244	6,150,472
Foreign tax withholding	(860)	(112)	–	–	–
Total Income	1,563,727	205,459	3,369,829	919,294	6,150,585
EXPENSES:
Investment advisory fees	104,334	202,232	399,906	122,870	1,318,319
Trustee fees	1,426	3,347	24,742	2,298	17,094
Administration fees	13,911	26,964	39,600	23,128	167,511
Legal fees	1,684	3,427	99	2,677	31,751
Audit fees	22,105	31,794	25,861	20,310	21,575
Printing fees	1,657	10,423	44,723	2,253	2,232
Custodian fees	13,139	124,598	81,712	5,829	7,365
Transfer agent fees	5,142	21,736	56,775	23,615	21,051
Distribution fees Class A	154	22,470	95,364	7,016	25,497
Distribution fees Class C	124	2,328	–	1,411	133
Distribution fees Class R	8,003	–	–	–	–
Sub-transfer agent and administrative service fees Institutional Class	2,983	27,183	16,909	2,595	105,519
Sub-transfer agent and administrative service fees Class A	89	14,924	47,998	323	6,564
Sub-transfer agent and administrative service fees Class C	29	292	–	61	2
Sub-transfer agent and administrative service fees Class R	2,668	–	–	–	–
Sub-transfer agent and administrative service fees Institutional Service Class	43	4,155	–	–	–
Fund accounting fees	696	1,348	–	1,156	8,375
Registration and filing fees	31,979	26,712	10,955	25,788	38,145
Other	17,013	17,733	28,903	15,734	35,434
Total expenses before reimbursed/waived expenses	227,179	541,666	873,547	257,064	1,806,567
Interest Expense (a)	206	–	542	28	–
Total operating expenses before reimbursed/waived expenses	227,385	541,666	874,089	257,092	1,806,567
Expenses reimbursed	(103,063)	(278,704)	(316,146)	(103,760)	(419,911)
Expenses waived by investment adviser	–	–	(601)	–	–
Net expenses	124,322	262,962	557,342	153,332	1,386,656
Net Investment Income/(Loss)	1,439,405	(57,503)	2,812,487	765,962	4,763,929
REALIZED/UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
Realized loss on investment transactions	(2,176,716)	(1,362,238)	(2,725,612)	(283,220)	(2,103,359)
Realized gain/(loss) on futures contracts	–	241,906	–	–	–
Realized gain/(loss) on written options	–	797,127	–	–	–
Realized gain/(loss) on swap contracts	–	(3,556,990)	–	–	–
Realized gain/(loss) on forward foreign currency exchange contracts	139,152	(131,342)	1,174,036	–	–
Realized gain/(loss) on foreign currency transactions	(17,294)	101,785	(9,431)	–	–
Net realized loss from investments, futures contracts, swap contracts, forward foreign currency contracts and foreign currency transactions	(2,054,858)	(3,909,752)	(1,561,007)	(283,220)	(2,103,359)
Net change in unrealized appreciation/(depreciation) on investment transactions	(4,626,955)	(902,599)	(12,188,964)	(4,595,652)	(26,846,997)
Net change in unrealized appreciation/(depreciation) on swap contracts	–	845,964	–	–	–
Net change in unrealized appreciation/(depreciation) on futures contracts	–	(7,371)	–	–	–
Net change in unrealized appreciation/(depreciation) on written options	–	(149,142)	–	–	–
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange rate contracts	(90,155)	882,981	881,264	–	–
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	1,505	(16,780)	(13,381)	–	–
Net change in unrealized appreciation/(depreciation) from investments, futures contracts, swap contracts, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(4,715,605)	653,053	(11,321,081)	(4,595,652)	(26,846,997)
Net realized/unrealized (loss) from investments, futures contracts, swaps and foreign currency transactions	(6,770,463)	(3,256,699)	(12,882,088)	(4,878,872)	(28,950,356)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,331,058)	$(3,314,202)	$(10,069,601)	$(4,112,910)	$(24,186,427)

(a)  See Note 9 for additional information.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	53

Statements of Operations (Unaudited) (concluded)

For the Six-Month Period Ended April 30, 2022

abrdn Ultra Short Municipal Income Fund
INVESTMENT INCOME:
Dividend income	$654
Interest income	2,505,575
Total Income	2,506,229
EXPENSES:
Investment advisory fees	2,161,367
Trustee fees	34,263
Administration fees	345,819
Legal fees	40,434
Audit fees	25,027
Printing fees	2,966
Custodian fees	16,767
Transfer agent fees	23,208
Distribution fees Class A	188,598
Distribution fees Class A1	632
Sub-transfer agent and administrative service fees Institutional Class	270,768
Sub-transfer agent and administrative service fees Class A	52,807
Sub-transfer agent and administrative service fees Class A1	11
Fund accounting fees	17,291
Registration and filing fees	38,583
Other	70,976
Total operating expenses before reimbursed/waived expenses	3,289,517
Expenses reimbursed	(1,288,995)
Net expenses	2,000,522
Net Investment Income	505,707
REALIZED/UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
Realized loss on investment transactions	(229,404)
Net realized loss from investments, futures contracts, swap contracts, forward foreign currency contracts and foreign currency transactions	(229,404)
Net change in unrealized appreciation/(depreciation) on investment transactions	(2,452,638)
Net change in unrealized appreciation/(depreciation) from investments, futures contracts, swap contracts, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(2,452,638)
Net realized/unrealized (loss) from investments, futures contracts, swaps and foreign currency transactions	(2,682,042)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,176,335)

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

54	2022 Semi-Annual Report

Statements of Changes in Net Assets

	abrdn Emerging Markets Debt Fund		abrdn Global Absolute Return Strategies Fund		abrdn Global High Income Fund
	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income/(loss)	$1,439,405	$2,603,837	$(57,503)	$(36,994)	$2,812,487	$6,840,306
Net realized gain/(loss) from investments, futures contracts, swap contracts, forward foreign currency contracts and foreign currency transactions	(2,054,858)	529,611	(3,909,752)	2,155,545	(1,561,007)	4,386,995
Net change in unrealized appreciation/ (depreciation) on investments, futures contracts, swap contracts, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(4,715,605)	(710,792)	653,053	(2,313,338)	(11,321,081)	2,796,725
Changes in net assets resulting from operations	(5,331,058)	2,422,656	(3,314,202)	(194,787)	(10,069,601)	14,024,026
Distributions to Shareholders From:
Distributable earnings:
Class A	(6,567)	(11,387)	(754,555)	(2,060)	(2,154,913)	(3,908,060)
Class C	(1,272)	(3,466)	(17,763)	(401)	–	–
Class R	(166,940)	(139,135)	–	–	–	–
Institutional Service Class	(4,156)	(3,507)	(253,944)	(17,552)	–	–
Institutional Class	(1,738,682)	(1,744,572)	(1,692,167)	(47,938)	(1,487,312)	(3,324,472)
Change in net assets from shareholder distributions	(1,917,617)	(1,902,067)	(2,718,429)	(67,951)	(3,642,225)	(7,232,532)
Change in net assets from capital transactions	(2,933,936)	(12,242,793)	(33,202,632)	70,424,619	(17,274,014)	(15,070,803)
Change in net assets	(10,182,611)	(11,722,204)	(39,235,263)	70,161,881	(30,985,840)	(8,279,309)
Net Assets:
Beginning of period	40,683,587	52,405,791	91,937,022	21,775,141	137,315,253	145,594,562
End of period	$30,500,976	$40,683,587	$52,701,759	$91,937,022	$106,329,413	$137,315,253

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	55

Statements of Changes in Net Assets (continued)

	abrdn Emerging Markets Debt Fund		abrdn Global Absolute Return Strategies Fund		abrdn Global High Income Fund
	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$4,488	$102,231	$313,478	$1,202,597	$9,935,262	$7,208,240
Proceeds of shares issued in connection with fund merger	–	–	–	22,272,666	–	–
Dividends reinvested	6,204	8,606	663,592	1,986	1,940,801	3,748,272
Cost of shares redeemed	(108,104)	(188,170)	(6,276,335)	(1,936,020)	(16,022,454)	(20,448,290)
Total Class A	(97,412)	(77,333)	(5,299,265)	21,541,229	(4,146,391)	(9,491,778)
Class C Shares
Proceeds from shares issued	–	10,000	–	150,000	–	–
Dividends reinvested	1,272	3,466	17,763	401	–	–
Cost of shares redeemed	(664)	(128,689)	(73)	(338,551)	–	–
Total Class C	608	(115,223)	17,690	(188,150)	–	–
Class R Shares
Proceeds from shares issued	160,498	925,269	–	–	–	–
Dividends reinvested	166,940	139,135	–	–	–	–
Cost of shares redeemed (a)	(501,406)	(963,082)	–	–	–	–
Total Class R	(173,968)	101,322	–	–	–	–
Institutional Service Class Shares
Proceeds from shares issued	–	417	72,416	437,987	–	–
Dividends reinvested	4,156	3,507	250,598	17,235	–	–
Cost of shares redeemed	(71)	(179)	(978,968)	(1,699,571)	–	–
Total Institutional Service Class	4,085	3,745	(655,954)	(1,244,349)	–	–
Institutional Class Shares
Proceeds from shares issued	1,191,278	5,782,692	671,628	1,954,089	29,854,940	44,607,948
Proceeds of shares issued in connection with fund merger	–	–	–	56,538,906	–	–
Dividends reinvested	1,715,399	1,728,471	1,658,375	47,855	1,455,548	3,165,788
Cost of shares redeemed	(5,573,926)	(19,666,467)	(29,595,106)	(8,224,961)	(44,438,111)	(53,352,761)
Total Institutional Class	(2,667,249)	(12,155,304)	(27,265,103)	50,315,889	(13,127,623)	(5,579,025)
Change in net assets from capital transactions:	$(2,933,936)	$(12,242,793)	$(33,202,632)	$70,424,619	$(17,274,014)	$(15,070,803)

(a)	Includes redemption fees, if any.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

56	2022 Semi-Annual Report

Statements of Changes in Net Assets (concluded)

	abrdn Emerging Markets Debt Fund		abrdn Global Absolute Return Strategies Fund		abrdn Global High Income Fund
	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued	536	10,842	32,313	114,890	1,169,908	811,602
Issued in connection with fund merger	–	–	–	2,156,386	–	–
Reinvested	717	895	66,293	188	229,069	420,325
Redeemed	(11,741)	(19,884)	(626,150)	(186,840)	(1,884,675)	(2,293,954)
Total Class A Shares	(10,488)	(8,147)	(527,544)	2,084,624	(485,698)	(1,062,027)
Class C Shares
Issued	–	1,072	–	14,515	–	–
Reinvested	147	361	1,818	39	–	–
Redeemed	(80)	(13,912)	(7)	(32,701)	–	–
Total Class C Shares	67	(12,479)	1,811	(18,147)	–	–
Class R Shares
Issued	19,139	98,091	–	–	–	–
Reinvested	19,389	14,545	–	–	–	–
Redeemed	(58,188)	(102,497)	–	–	–	–
Total Class R Shares	(19,660)	10,139	–	–	–	–
Institutional Service Class Shares
Issued	–	44	7,195	40,843	–	–
Reinvested	479	364	24,836	1,623	–	–
Redeemed	(8)	(19)	(100,669)	(160,987)	–	–
Total Institutional Service Class Shares	471	389	(68,638)	(118,521)	–	–
Institutional Class Shares
Issued	132,831	599,695	67,936	183,879	3,778,865	5,454,864
Issued in connection with fund merger	–	–	–	5,393,904	–	–
Reinvested	197,855	179,454	163,065	4,472	186,944	385,270
Redeemed	(640,136)	(2,035,218)	(2,886,893)	(783,300)	(5,676,093)	(6,488,189)
Total Institutional Class Shares	(309,450)	(1,256,069)	(2,655,892)	4,798,955	(1,710,284)	(648,055)
Total change in shares:	(339,060)	(1,266,167)	(3,250,263)	6,746,911	(2,195,982)	(1,710,082)

Amounts listed as "–" are 0 or round to 0.

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	57

Statements of Changes in Net Assets

	abrdn Intermediate Municipal Income Fund		abrdn Short Duration High Yield Municipal Fund		abrdn Ultra Short Municipal Income Fund
	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$765,962	$1,667,110	$4,763,929	$8,317,891	$505,707	$986,158
Net realized loss from investments, futures contracts, swap contracts, forward foreign currency contracts and foreign currency transactions	(283,220)	(298,789)	(2,103,359)	(1,101,812)	(229,404)	(195,697)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, swap contracts, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(4,595,652)	1,114,396	(26,846,997)	8,143,949	(2,452,638)	700,888
Changes in net assets resulting from operations	(4,112,910)	2,482,717	(24,186,427)	15,360,028	(2,176,335)	1,491,349
Distributions to Shareholders From:
Distributable earnings:
Class A	(67,923)	(165,909)	(207,801)	(464,084)	(32,624)	(47,583)
Class A1	–	–	–	–	(115)	(123)
Class C	(2,371)	(4,873)	(173)	(118)	–	–
Institutional Service Class	(266)	(564)	–	–	–	–
Institutional Class	(695,412)	(1,602,524)	(4,557,847)	(7,826,608)	(477,378)	(945,195)
Change in net assets from shareholder distributions	(765,972)	(1,773,870)	(4,765,821)	(8,290,810)	(510,117)	(992,901)
Change in net assets from capital transactions	(4,582,047)	(4,613,579)	(60,482,359)	146,984,308	(72,955,753)	(237,411,963)
Change in net assets	(9,460,929)	(3,904,732)	(89,434,607)	154,053,526	(75,642,205)	(236,913,515)
Net Assets:
Beginning of period	61,069,500	64,974,232	446,622,812	292,569,286	955,135,967	1,192,049,482
End of period	$51,608,571	$61,069,500	$357,188,205	$446,622,812	$879,493,762	$955,135,967

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

58	2022 Semi-Annual Report

Statements of Changes in Net Assets (continued)

	abrdn Intermediate Municipal Income Fund		abrdn Short Duration High Yield Municipal Fund		abrdn Ultra Short Municipal Income Fund
	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$4,665	$110,423	$1,007,595	$7,657,773	$7,554,019	$50,785,379
Dividends reinvested	46,646	118,556	201,760	447,869	30,877	47,225
Cost of shares redeemed	(321,111)	(946,959)	(4,013,962)	(9,184,933)	(30,795,224)	(152,699,342)
Total Class A	(269,800)	(717,980)	(2,804,607)	(1,079,291)	(23,210,328)	(101,866,738)
Class A1 Shares
Dividends reinvested	–	–	–	–	111	124
Cost of shares redeemed	–	–	–	–	–	(47,641)
Total Class A1	–	–	–	–	111	(47,517)
Class C Shares
Proceeds from shares issued	2,528	67,854	–	26,994	–	–
Dividends reinvested	2,371	4,858	172	109	–	–
Cost of shares redeemed	(67,600)	(31,260)	–	–	–	–
Total Class C	(62,701)	41,452	172	27,103	–	–
Class R Shares
Institutional Service Class Shares
Dividends reinvested	266	563	–	–	–	–
Cost of shares redeemed	(15)	(15)	–	–	–	–
Total Institutional Service Class	251	548	–	–	–	–
Institutional Class Shares
Proceeds from shares issued	175,596	884,579	74,273,420	268,144,226	247,521,458	657,065,229
Dividends reinvested	574,348	1,288,406	3,154,268	5,859,757	361,472	811,146
Cost of shares redeemed	(4,999,741)	(6,110,584)	(135,105,612)	(125,967,487)	(297,628,466)	(793,374,083)
Total Institutional Class	(4,249,797)	(3,937,599)	(57,677,924)	148,036,496	(49,745,536)	(135,497,708)
Change in net assets from capital transactions:	$(4,582,047)	$(4,613,579)	$(60,482,359)	$146,984,308	$(72,955,753)	$(237,411,963)

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	59

Statements of Changes in Net Assets (concluded)

	abrdn Intermediate Municipal Income Fund		abrdn Short Duration High Yield Municipal Fund		abrdn Ultra Short Municipal Income Fund
	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six-Month Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
SHARE TRANSACTIONS:
Class A Shares
Issued	499	11,090	98,725	747,277	748,966	5,029,554
Reinvested	4,898	11,975	20,158	43,706	3,067	4,677
Redeemed	(32,656)	(95,424)	(398,591)	(898,694)	(3,055,547)	(15,121,758)
Total Class A Shares	(27,259)	(72,359)	(279,708)	(107,711)	(2,303,514)	(10,087,527)
Class A1 Shares
Reinvested	–	–	–	–	11	12
Redeemed	–	–	–	–	–	(4,717)
Total Class A1 Shares	–	–	–	–	11	(4,705)
Class C Shares
Issued	257	6,862	–	2,638	–	–
Reinvested	249	492	18	11	–	–
Redeemed	(7,104)	(3,155)	–	–	–	–
Total Class C Shares	(6,598)	4,199	18	2,649	–	–
Institutional Service Class Shares
Reinvested	28	57	–	–	–	–
Redeemed	(1)	(2)	–	–	–	–
Total Institutional Service Class Shares	27	55	–	–	–	–
Institutional Class Shares
Issued	18,203	89,355	7,353,639	26,088,301	24,714,765	65,442,952
Reinvested	60,230	130,040	314,896	571,244	36,117	80,792
Redeemed	(532,602)	(616,659)	(13,510,018)	(12,297,198)	(29,695,004)	(79,028,435)
Total Institutional Class Shares	(454,169)	(397,264)	(5,841,483)	14,362,347	(4,944,122)	(13,504,691)
Total change in shares:	(487,999)	(465,369)	(6,121,173)	14,257,285	(7,247,625)	(23,596,923)

Amounts listed as "–" are 0 or round to 0.

See accompanying Notes to Financial Statements.

60	2022 Semi-Annual Report

Financial Highlights

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Emerging Markets Debt Fund

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2022*	$ 9.24	$0.33	$ (1.61)	$ (1.28)	$(0.46)	$(0.46)	$ 7.50
Year Ended October 31, 2021	9.24	0.51	(0.13)	0.38	(0.38)	(0.38)	9.24
Year Ended October 31, 2020	9.72	0.43	(0.58)	(0.15)	(0.33)	(0.33)	9.24
Year Ended October 31, 2019	8.97	0.50	0.62	1.12	(0.37)	(0.37)	9.72
Year Ended October 31, 2018	10.27	0.47	(1.26)	(0.79)	(0.51)	(0.51)	8.97
Year Ended October 31, 2017	9.73	0.49	0.30	0.79	(0.25)	(0.25)	10.27
Class C Shares
Six Months Ended April 30, 2022*	9.25	0.30	(1.60)	(1.30)	(0.44)	(0.44)	7.51
Year Ended October 31, 2021	9.19	0.42	(0.08)	0.34	(0.28)	(0.28)	9.25
Year Ended October 31, 2020	9.69	0.36	(0.58)	(0.22)	(0.28)	(0.28)	9.19
Year Ended October 31, 2019	8.90	0.44	0.64	1.08	(0.29)	(0.29)	9.69
Year Ended October 31, 2018	10.22	0.43	(1.28)	(0.85)	(0.47)	(0.47)	8.90
Year Ended October 31, 2017	9.68	0.44	0.29	0.73	(0.19)	(0.19)	10.22
Class R Shares
Six Months Ended April 30, 2022*	9.19	0.32	(1.61)	(1.29)	(0.45)	(0.45)	7.45
Year Ended October 31, 2021	9.19	0.49	(0.13)	0.36	(0.36)	(0.36)	9.19
Year Ended October 31, 2020	9.69	0.39	(0.57)	(0.18)	(0.32)	(0.32)	9.19
Year Ended October 31, 2019	8.93	0.47	0.64	1.11	(0.35)	(0.35)	9.69
Year Ended October 31, 2018	10.25	0.46	(1.28)	(0.82)	(0.50)	(0.50)	8.93
Year Ended October 31, 2017	9.72	0.47	0.30	0.77	(0.24)	(0.24)	10.25
Institutional Service Class Shares
Six Months Ended April 30, 2022*	9.25	0.34	(1.61)	(1.27)	(0.46)	(0.46)	7.52
Year Ended October 31, 2021	9.25	0.55	(0.14)	0.41	(0.41)	(0.41)	9.25
Year Ended October 31, 2020	9.76	0.46	(0.59)	(0.13)	(0.38)	(0.38)	9.25
Year Ended October 31, 2019	8.99	0.53	0.65	1.18	(0.41)	(0.41)	9.76
Year Ended October 31, 2018	10.30	0.52	(1.28)	(0.76)	(0.55)	(0.55)	8.99
Year Ended October 31, 2017	9.75	0.54	0.30	0.84	(0.29)	(0.29)	10.30
Institutional Class Shares
Six Months Ended April 30, 2022*	9.26	0.35	(1.61)	(1.26)	(0.47)	(0.47)	7.53
Year Ended October 31, 2021	9.26	0.55	(0.14)	0.41	(0.41)	(0.41)	9.26
Year Ended October 31, 2020	9.76	0.46	(0.58)	(0.12)	(0.38)	(0.38)	9.26
Year Ended October 31, 2019	8.99	0.51	0.67	1.18	(0.41)	(0.41)	9.76
Year Ended October 31, 2018	10.29	0.52	(1.28)	(0.76)	(0.54)	(0.54)	8.99
Year Ended October 31, 2017	9.74	0.54	0.29	0.83	(0.28)	(0.28)	10.29

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	61

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Emerging Markets Debt Fund (concluded)

	Ratios/Supplemental Data

Total Return (b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)		Ratio of Net Investment Income to Average Net Assets (d)	Portfolio Turnover (c)(f)

(14.55%)	$ 105	1.05	%(g)	1.63	%(g)	7.79%	22.36%
3.96%	227	1.02	%(g)	1.51	%(g)	5.34%	71.56%
(1.53%)	302	1.02	%(g)	1.44	%(g)	4.57%	63.45%
12.81%	852	1.07%		1.61%		5.37%	71.06%
(7.91%)	1,050	1.31%		1.93%		4.78%	56.02%
8.21%	1,987	1.37%		2.15%		4.85%	64.37%

(14.72%)	22	1.65	%(g)	2.46	%(g)	7.30%	22.36%
3.54%	27	1.65	%(g)	2.25	%(g)	4.39%	71.56%
(2.34%)	141	1.65	%(g)	2.16	%(g)	3.90%	63.45%
12.36%	110	1.70%		2.31%		4.75%	71.06%
(8.58%)	304	1.90%		2.58%		4.52%	56.02%
7.57%	261	1.90%		2.75%		4.46%	64.37%

(14.70%)	2,824	1.32	%(g)	1.90	%(g)	7.62%	22.36%
3.74%	3,662	1.30	%(g)	1.79	%(g)	5.22%	71.56%
(1.94%)	3,572	1.30	%(g)	1.72	%(g)	4.28%	63.45%
12.69%	4,318	1.31%		1.85%		5.05%	71.06%
(8.25%)	3,826	1.55%		2.17%		4.79%	56.02%
7.96%	2,934	1.56%		2.34%		4.72%	64.37%

(14.35%)	71	0.76	%(g)	1.34	%(g)	8.21%	22.36%
4.25%	83	0.77	%(g)	1.26	%(g)	5.75%	71.56%
(1.36%)	79	0.65%		1.07%		4.96%	63.45%
13.43%	24	0.68%		1.22%		5.66%	71.06%
(7.63%)	20	0.89%		1.52%		5.38%	56.02%
8.67%	22	0.90%		1.68%		5.43%	64.37%

(14.30%)	27,479	0.65	%(g)	1.24	%(g)	8.35%	22.36%
4.32%	36,685	0.65	%(g)	1.17	%(g)	5.77%	71.56%
(1.29%)	48,312	0.65	%(g)	1.10	%(g)	4.95%	63.45%
13.40%	46,573	0.67%		1.25%		5.43%	71.06%
(7.58%)	18,720	0.90%		1.58%		5.41%	56.02%
8.62%	18,365	0.90%		1.76%		5.42%	64.37%

(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to less than 0.01%.

62	2022 Semi-Annual Report

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Global Absolute Return Strategies Fund

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2022*	$10.29	$(0.02)	$(0.56)	$(0.58)	$(0.02)	$(0.37)	$(0.39)	$ 9.32
Year Ended October 31, 2021	10.29	(0.03)	0.05	0.02	(0.02)	–	(0.02)	10.29
Year Ended October 31, 2020	10.13	0.04	0.29	0.33	(0.17)	–	(0.17)	10.29
Year Ended October 31, 2019	10.41	0.17	0.25	0.42	(0.60)	(0.10)	(0.70)	10.13
Year Ended October 31, 2018	10.22	0.17	0.05	0.22	–	(0.03)	(0.03)	10.41
Year Ended October 31, 2017	10.18	0.13	0.02	0.15	–	(0.11)	(0.11)	10.22
Class C Shares
Six Months Ended April 30, 2022*	10.04	(0.05)	(0.54)	(0.59)	–	(0.37)	(0.37)	9.08
Year Ended October 31, 2021	10.10	(0.11)	0.06	(0.05)	(0.01)	–	(0.01)	10.04
Year Ended October 31, 2020	9.87	(0.07)	0.32	0.25	(0.02)	–	(0.02)	10.10
Year Ended October 31, 2019	10.09	0.10	0.24	0.34	(0.46)	(0.10)	(0.56)	9.87
Year Ended October 31, 2018	9.97	0.09	0.06	0.15	–	(0.03)	(0.03)	10.09
Year Ended October 31, 2017	10.01	0.06	0.01	0.07	–	(0.11)	(0.11)	9.97
Institutional Service Class Shares
Six Months Ended April 30, 2022*	10.36	(0.01)	(0.56)	(0.57)	(0.01)	(0.37)	(0.38)	9.41
Year Ended October 31, 2021	10.35	(0.02)	0.06	0.04	(0.03)	–	(0.03)	10.36
Year Ended October 31, 2020	10.20	0.06	0.29	0.35	(0.20)	–	(0.20)	10.35
Year Ended October 31, 2019	10.47	0.19	0.27	0.46	(0.63)	(0.10)	(0.73)	10.20
Year Ended October 31, 2018	10.26	0.18	0.06	0.24	–	(0.03)	(0.03)	10.47
Year Ended October 31, 2017	10.21	0.15	0.01	0.16	–	(0.11)	(0.11)	10.26
Institutional Class Shares
Six Months Ended April 30, 2022*	10.44	– (i)	(0.56)	(0.56)	(0.03)	(0.37)	(0.40)	9.48
Year Ended October 31, 2021	10.43	– (i)	0.05	0.05	(0.04)	–	(0.04)	10.44
Year Ended October 31, 2020	10.30	0.08	0.26	0.34	(0.21)	–	(0.21)	10.43
Year Ended October 31, 2019	10.55	0.20	0.27	0.47	(0.62)	(0.10)	(0.72)	10.30
Year Ended October 31, 2018	10.33	0.20	0.05	0.25	–	(0.03)	(0.03)	10.55
Year Ended October 31, 2017	10.26	0.16	0.02	0.18	–	(0.11)	(0.11)	10.33

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	63

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Global Absolute Return Strategies Fund (concluded)

		Ratios/Supplemental Data

Total Return (b)(c)		Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)		Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

(5.85%)		$15,483	1.07%		1.82%		(0.44%)	123.11%
0.18%		22,522	0.96%		2.93%		(0.31%)	424.59%
3.26%		1,078	0.97	%(g)	2.52	%(g)	0.35%	238.35%
4.41%		802	1.18	%(g)	3.04	%(g)	1.69%	53.05%
2.10%		1,119	1.12	%(g)	2.79	%(g)	1.60%	62.39%
1.53%		806	1.17	%(g)	2.74	%(g)	1.29%	91.26%

(6.11%)		449	1.65%		2.52%		(1.01%)	123.11%
(0.54%)		478	1.65%		3.73%		(1.07%)	424.59%
2.54%		664	1.66	%(g)	3.30	%(g)	(0.69%)	238.35%
3.68%		141	1.86	%(g)	3.83	%(g)	1.02%	53.05%
1.45%		277	1.85	%(g)	3.65	%(g)	0.86%	62.39%
0.75	%(h)	247	1.85	%(g)	3.53	%(g)	0.62%	91.26%

(5.71%)		5,648	0.78%		1.53%		(0.14%)	123.11%
0.33	%(h)	6,929	0.78%		2.75%		(0.20%)	424.59%
3.45	%(h)	8,148	0.80	%(g)	2.35	%(g)	0.62%	238.35%
4.72%		8,934	1.00	%(g)	2.86	%(g)	1.86%	53.05%
2.29%		9,768	0.96	%(g)	2.63	%(g)	1.75%	62.39%
1.62%		10,553	1.02	%(g)	2.59	%(g)	1.47%	91.26%

(5.64	%)(h)	31,121	0.65%		1.52%		(0.05%)	123.11%
0.46%		62,007	0.65%		2.65%		(0.04%)	424.59%
3.34	%(h)	11,885	0.66	%(g)	2.24	%(g)	0.74%	238.35%
4.82	%(h)	2,876	0.86	%(g)	2.84	%(g)	1.98%	53.05%
2.47%		5,521	0.85	%(g)	2.70	%(g)	1.94%	62.39%
1.81%		1,685	0.85	%(g)	2.56	%(g)	1.60%	91.26%

(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Interest expense is less than 0.001%.
(h)	The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.
(i)	Less than $0.005 per share.

64	2022 Semi-Annual Report

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Global High Income Fund

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2022*	$8.84	$0.19	$(0.89)	$(0.70)	$(0.24)	$ –	$(0.24)	$7.90
Year Ended October 31, 2021	8.45	0.39	0.40	0.79	(0.40)	–	(0.40)	8.84
Year Ended October 31, 2020	8.71	0.40	(0.28)	0.12	(0.38)	–	(0.38)	8.45
Year Ended October 31, 2019	8.74	0.44	0.19	0.63	(0.58)	(0.08)	(0.66)	8.71
Year Ended October 31, 2018	9.23	0.50	(0.56)	(0.06)	(0.43)	–	(0.43)	8.74
Year Ended October 31, 2017	8.80	0.52	0.38	0.90	(0.43)	(0.04)	(0.47)	9.23
Institutional Class Shares
Six Months Ended April 30, 2022*	8.13	0.18	(0.82)	(0.64)	(0.25)	–	(0.25)	7.24
Year Ended October 31, 2021	7.81	0.38	0.37	0.75	(0.43)	–	(0.43)	8.13
Year Ended October 31, 2020	8.08	0.39	(0.25)	0.14	(0.41)	–	(0.41)	7.81
Year Ended October 31, 2019	8.16	0.43	0.17	0.60	(0.61)	(0.07)	(0.68)	8.08
Year Ended October 31, 2018	8.65	0.49	(0.53)	(0.04)	(0.45)	–	(0.45)	8.16
Year Ended October 31, 2017	8.28	0.51	0.35	0.86	(0.45)	(0.04)	(0.49)	8.65

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	65

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Global High Income Fund (concluded)

	Ratios/Supplemental Data

Total Return (b)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (c)(d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(c)		Ratio of Net Investment Income to Average Net Assets (c)	Portfolio Turnover (b)(e)

(8.10%)	$ 69,415	1.00	%(f)	1.53	%(f)	4.49%	42.19%
9.46%	81,980	1.00%		1.40%		4.41%	98.16%
1.55%	87,358	1.00	%(f)	1.45	%(f)	4.76%	99.46%
7.65%	116,126	1.00	%(f)	1.33	%(f)	5.14%	98.17%
(0.66%)	131,219	1.00	%(f)	1.22	%(f)	5.56%	36.77%
10.50%	185,613	1.00	%(f)	1.14	%(f)	5.79%	51.17%

(8.02%)	36,915	0.75	%(f)	1.23	%(f)	4.71%	42.19%
9.73%	55,335	0.75%		1.09%		4.65%	98.16%
1.86%	58,237	0.75	%(f)	1.10	%(f)	5.01%	99.46%
7.91%	101,888	0.75	%(f)	1.05	%(f)	5.39%	98.17%
(0.43%)	89,839	0.75	%(f)	0.95	%(f)	5.80%	36.77%
10.76%	203,575	0.75	%(f)	0.87	%(f)	6.01%	51.17%

(d)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Includes interest expense that amounts to less than 0.01%.

66	2022 Semi-Annual Report

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Intermediate Municipal Income Fund

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2022*	$ 9.83	$ 0.12	$(0.81)	$(0.69)	$(0.12)	$ –	$(0.12)	$9.02
Year Ended October 31, 2021	9.73	0.24	0.12	0.36	(0.24)	(0.02)	(0.26)	9.83
Year Ended October 31, 2020	9.92	0.26	(0.18)	0.08	(0.26)	(0.01)	(0.27)	9.73
Year Ended October 31, 2019	9.54	0.28	0.38	0.66	(0.28)	– (h)	(0.28)	9.92
Year Ended October 31, 2018	9.89	0.29	(0.35)	(0.06)	(0.29)	–	(0.29)	9.54
Year Ended October 31, 2017	10.11	0.29	(0.22)	0.07	(0.29)	–	(0.29)	9.89
Class C Shares
Six Months Ended April 30, 2022*	9.81	0.08	(0.81)	(0.73)	(0.08)	–	(0.08)	9.00
Year Ended October 31, 2021	9.71	0.16	0.12	0.28	(0.16)	(0.02)	(0.18)	9.81
Year Ended October 31, 2020	9.91	0.18	(0.19)	(0.01)	(0.18)	(0.01)	(0.19)	9.71
Year Ended October 31, 2019	9.52	0.21	0.39	0.60	(0.21)	– (h)	(0.21)	9.91
Year Ended October 31, 2018	9.87	0.21	(0.35)	(0.14)	(0.21)	–	(0.21)	9.52
Year Ended October 31, 2017	10.09	0.22	(0.22)	–	(0.22)	–	(0.22)	9.87
Institutional Service Class Shares
Six Months Ended April 30, 2022*	9.84	0.13	(0.81)	(0.68)	(0.13)	–	(0.13)	9.03
Year Ended October 31, 2021	9.74	0.26	0.12	0.38	(0.26)	(0.02)	(0.28)	9.84
Year Ended October 31, 2020	9.93	0.28	(0.18)	0.10	(0.28)	(0.01)	(0.29)	9.74
Year Ended October 31, 2019	9.54	0.30	0.40	0.70	(0.31)	– (h)	(0.31)	9.93
Year Ended October 31, 2018	9.89	0.31	(0.35)	(0.04)	(0.31)	–	(0.31)	9.54
Year Ended October 31, 2017	10.12	0.31	(0.23)	0.08	(0.31)	–	(0.31)	9.89
Institutional Class Shares
Six Months Ended April 30, 2022*	9.84	0.13	(0.82)	(0.69)	(0.13)	–	(0.13)	9.02
Year Ended October 31, 2021	9.74	0.26	0.12	0.38	(0.26)	(0.02)	(0.28)	9.84
Year Ended October 31, 2020	9.93	0.28	(0.18)	0.10	(0.28)	(0.01)	(0.29)	9.74
Year Ended October 31, 2019	9.55	0.30	0.39	0.69	(0.31)	– (h)	(0.31)	9.93
Year Ended October 31, 2018	9.90	0.31	(0.35)	(0.04)	(0.31)	–	(0.31)	9.55
Year Ended October 31, 2017	10.12	0.32	(0.23)	0.09	(0.31)	–	(0.31)	9.90

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	67

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Intermediate Municipal Income Fund (concluded)

	Ratios/Supplemental Data

Total Return (b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(d)		Ratio of Net Investment Income to Average Net Assets (d)	Portfolio Turnover (c)(f)

(7.12%)	$ 5,283	0.76	%(g)	1.11	%(g)	2.42%	18.80%
3.62%	6,028	0.76%		1.12%		2.38%	53.74%
0.83%	6,670	0.76	%(g)	1.09	%(g)	2.63%	55.63%
7.05%	7,526	0.76	%(g)	1.16	%(g)	2.84%	58.33%
(0.65%)	7,141	0.80%		1.08%		2.95%	14.38%
0.72%	9,084	0.88	%(g)	1.05	%(g)	2.92%	16.25%

(7.48%)	228	1.50	%(g)	1.89	%(g)	1.67%	18.80%
2.87%	314	1.50%		1.88%		1.64%	53.74%
(0.01%)	270	1.50	%(g)	1.87	%(g)	1.89%	55.63%
6.39%	252	1.50	%(g)	1.93	%(g)	2.12%	58.33%
(1.39%)	279	1.55%		1.87%		2.20%	14.38%
(0.02%)	542	1.62	%(g)	1.83	%(g)	2.21%	16.25%

(6.99%)	19	0.50	%(g)	0.85	%(g)	2.70%	18.80%
3.90%	20	0.50%		0.86%		2.64%	53.74%
1.09%	20	0.50	%(g)	0.83	%(g)	2.87%	55.63%
7.43%	19	0.50	%(g)	0.90	%(g)	3.10%	58.33%
(0.40%)	18	0.54%		0.82%		3.21%	14.38%
0.79%	18	0.69	%(g)	0.86	%(g)	3.10%	16.25%

(7.10%)	46,079	0.50	%(g)	0.86	%(g)	2.68%	18.80%
3.90%	54,707	0.50%		0.87%		2.64%	53.74%
1.10%	58,015	0.50	%(g)	0.84	%(g)	2.89%	55.63%
7.32%	63,256	0.50	%(g)	0.90	%(g)	3.11%	58.33%
(0.39%)	65,428	0.54%		0.83%		3.21%	14.38%
0.98%	71,362	0.62	%(g)	0.79	%(g)	3.18%	16.25%

(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Interest expense is less than 0.001%.
(h)	Less than $0.005 per share.

68	2022 Semi-Annual Report

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Short Duration High Yield Municipal Fund

		Investment Activities				Distributions
			Net
			Realized
	Net		and						Net
	Asset		Unrealized	Total		Tax			Asset
	Value,	Net	Gains	from	Net	Return			Value,
	Beginning	Investment	(Losses) on	Investment	Investment	of	Total	Redemption	End of
	of Period	Income	Investments	Activities	Income	Capital	Distributions	Fees	Period
Class A Shares
Six Months Ended April 30, 2022*	$10.26	$ 0.10(f)	$ (0.71)	$ (0.61)	$ (0.10)	$ –	$ (0.10)	$ –	$ 9.55
Year Ended October 31, 2021	9.99	0.22(f)	0.27	0.49	(0.22)	–	(0.22)	–	10.26
Year Ended October 31, 2020	10.25	0.29(f)	(0.27)	0.02	(0.28)	–	(0.28)	–	9.99
Year Ended October 31, 2019	10.07	0.30(f)	0.18	0.48	(0.30)	–	(0.30)	–	10.25
Year Ended October 31, 2018(h)	10.24	0.31(f)	(0.17)	0.14	(0.31)	0.00(i)	(0.31)	0.00(i)	10.07
Year Ended October 31, 2017	10.34	0.28	(0.10)	0.18	(0.28)	–	(0.28)	0.00(i)	10.24
Class C Shares
Six Months Ended April 30, 2022*	10.27	0.07(f)	(0.73)	(0.66)	(0.06)	–	(0.06)	–	9.55
Year Ended October 31, 2021(j)	10.13	0.12(f)	0.14	0.26	(0.12)	–	(0.12)	–	10.27
Institutional Class Shares
Six Months Ended April 30, 2022*	10.26	0.11(f)	(0.71)	(0.60)	(0.11)	–	(0.11)	–	9.55
Year Ended October 31, 2021	9.99	0.24(f)	0.27	0.51	(0.24)	–	(0.24)	–	10.26
Year Ended October 31, 2020	10.25	0.31(f)	(0.26)	0.05	(0.31)	–	(0.31)	–	9.99
Year Ended October 31, 2019	10.07	0.32(f)	0.18	0.50	(0.32)	–	(0.32)	–	10.25
Year Ended October 31, 2018(h)	10.24	0.33(f)	(0.16)	0.17	(0.34)	0.00(i)	(0.34)	0.00(i)	10.07
Year Ended October 31, 2017	10.34	0.31	(0.10)	0.21	(0.31)	–	(0.31)	0.00(i)	10.24

*	Unaudited
(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	69

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Short Duration High Yield Municipal Fund (concluded)

			Ratios/Supplemental Data

		Ratio of Expenses
		(Net of Reimbursements/	Ratio of Expenses	Ratio of Net
	Net Assets	Waivers)	(Prior to Reimbursements)	Investment Income
Total Return	at End of Period	to Average Net Assets	to Average Net Assets	to Average Net Assets	Portfolio Turnover
(a)(b)	(000’s)	(c)	(c)(d)	(c)	(b)(e)

(5.96%)	$ 17,716	0.90%	1.11%	2.04%	37.51%
4.92%	21,907	0.90%	1.14%	2.14%	95.56%
0.25%	22,417	0.90%(g)	1.12%(g)	2.84%	149.01%
4.78%	27,577	0.90%	1.13%	2.96%	104.52%
1.42%	29,433	0.91%(g)	1.11%(g)	3.03%	86.19%
1.82%	50,906	0.90%(g)	1.09%(g)	2.78%	151.00%

(6.40%)	25	1.65%	1.81%	1.30%	37.51%
2.52%	27	1.65%	1.86%	1.33%	95.56%

(5.84%)	339,446	0.65%	0.85%	2.29%	37.51%
5.18%	424,689	0.65%	0.88%	2.37%	95.56%
0.51%	270,153	0.65%(g)	0.87%(g)	3.07%	149.01%
5.05%	229,716	0.65%	0.90%	3.19%	104.52%
1.67%	177,810	0.66%(g)	0.87%(g)	3.27%	86.19%
2.08%	207,427	0.65%(g)	0.84%(g)	3.04%	151.00%

(f)	Net investment income/(loss) is based on average shares outstanding during the period.
(g)	Includes interest expense that amounts to less than 0.01% for the years ended October 31, 2020 and October 31, 2017. Includes interest expense that amounts to 0.01% for the year ended October 31, 2018.
(h)	Beginning with the year ended October 31, 2018, the Fund was audited by KPMG LLP. Previous years were audited by a different independent registered public accounting firm.
(i)	Less than $0.005 per share.
(j)	For the period from December 21, 2020 (commencement of operations) through October 31, 2021.

70	2022 Semi-Annual Report

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Ultra Short Municipal Income Fund

		Investment Activities					Distributions
				Net
				Realized
	Net			and							Net
	Asset			Unrealized		Total					Asset
	Value,	Net		Gains		from	Net				Value,
	Beginning	Investment		(Losses) on		Investment	Investment	Total	Redemption		End of
	of Period	Income		Investments		Activities	Income	Distributions	Fees		Period
Class A Shares
Six Months Ended April 30, 2022*	$10.09	$ –(f)	(g)	$(0.03)		$(0.03)	$ –(g)	$ –(g)	$ –		$10.06
Year Ended October 31, 2021	10.09	–(f)	(g)	–	(g)	– (g)	–(g)	–(g)	–		10.09
Year Ended October 31, 2020	10.10	0.07(f)		–	(g)	0.07	(0.08)	(0.08)	–		10.09
Year Ended October 31, 2019	10.09	0.13(f)		0.01		0.14	(0.13)	(0.13)	–		10.10
Year Ended October 31, 2018(i)	10.09	0.11(f)		0.00		0.11	(0.11)	(0.11)	0.00	(g)	10.09
Year Ended October 31, 2017	10.09	0.06		(0.00	)(g)	0.06	(0.06)	(0.06)	0.00	(g)	10.09
Class A1 Shares
Six Months Ended April 30, 2022*	10.10	–(f)	(g)	(0.03)		(0.03)	–(g)	–(g)	–		10.07
Year Ended October 31, 2021	10.10	–(f)	(g)	–	(g)	– (g)	–(g)	–(g)	–		10.10
Year Ended October 31, 2020	10.10	0.03(f)		0.05		0.08	(0.08)	(0.08)	–		10.10
Year Ended October 31, 2019(j)	10.10	0.08		–	(g)	0.08	(0.08)	(0.08)	–		10.10
Institutional Class Shares
Six Months Ended April 30, 2022*	10.04	0.01(f)		(0.04)		(0.03)	(0.01)	(0.01)	–		10.00
Year Ended October 31, 2021	10.03	0.01(f)		0.01		0.02	(0.01)	(0.01)	–		10.04
Year Ended October 31, 2020	10.04	0.10(f)		(0.01)		0.09	(0.10)	(0.10)	–		10.03
Year Ended October 31, 2019	10.04	0.15(f)		–		0.15	(0.15)	(0.15)	–		10.04
Year Ended October 31, 2018(i)	10.04	0.13(f)		0.00		0.13	(0.13)	(0.13)	0.00	(g)	10.04
Year Ended October 31, 2017	10.04	0.09		(0.00	)(g)	0.09	(0.09)	(0.09)	0.00	(g)	10.04

*	Unaudited
(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2022 Semi-Annual Report	71

Financial Highlights (concluded)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

abrdn Ultra Short Municipal Income Fund (concluded)

			Ratios/Supplemental Data

		Ratio of Expenses
		(Net of Reimbursements/	Ratio of Expenses	Ratio of Net
	Net Assets	Waivers)	(Prior to Reimbursements)	Investment Income
Total Return	at End of Period	to Average Net Assets	to Average Net Assets	to Average Net Assets	Portfolio Turnover
(a)(b)	(000’s)	(c)	(c)(d)	(c)	(b)(e)

(0.27%)	$ 137,679	0.54%	0.96%	0.04%	148.86%
0.02%	161,362	0.54%(h)	0.96%(h)	0.02%	261.23%
0.69%	263,068	0.70%(h)	0.94%(h)	0.72%	299.40%
1.36%	204,501	0.70%	0.95%	1.25%	231.49%
1.09%	223,255	0.70%	0.92%	1.08%	177.63%
0.62%	211,265	0.69%	0.90%	0.62%	214.00%

(0.27%)	509	0.54%	0.90%	0.04%	148.86%
0.02%	510	0.54%(h)	0.89%(h)	0.02%	261.23%
0.79%	558	0.70%(h)	0.90%(h)	0.34%	299.40%
0.81%	35	0.70%	0.94%	1.13%	231.49%

(0.33%)	741,306	0.45%	0.72%	0.13%	148.86%
0.21%	793,264	0.45%(h)	0.71%(h)	0.11%	261.23%
0.94%	928,424	0.45%(h)	0.71%(h)	0.98%	299.40%
1.51%	680,881	0.45%	0.72%	1.50%	231.49%
1.34%	802,312	0.45%	0.67%	1.32%	177.63%
0.87%	896,624	0.44%	0.65%	0.86%	214.00%

(f)	Net investment income/(loss) is based on average shares outstanding during the period.
(g)	Less than $0.005 per share.
(h)	Includes interest expense that amounts to less than 0.01%.
(i)	Beginning with the year ended October 31, 2018, the Fund was audited by KPMG LLP. Previous years were audited by a different independent registered public accounting firm.
(j)	For the period from February 28, 2019 (commencement of operations) through October 31, 2019.

72	2022 Semi-Annual Report

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April 30, 2022 (Unaudited)

1. Organization

abrdn Funds (formerly, Aberdeen Funds) (the "Trust") was organized as a statutory trust under the laws of the state of Delaware by a Certificate of Trust filed on September 27, 2007 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of April 30, 2022, the Trust had authorized an unlimited number of shares of beneficial interest ("shares") without par value. As of April 30, 2022, the Trust operated twenty (20) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the six (6) funds listed below (each a "Fund"; collectively, the "Funds"):

–	abrdn Emerging Markets Debt Fund (formerly, Aberdeen Emerging Markets Debt Fund) ("Emerging Markets Debt Fund")
–	abrdn Global Absolute Return Strategies Fund (formerly, Aberdeen Global Absolute Return Strategies Fund) ("Global Absolute Return Strategies Fund")
–	abrdn Global High Income Fund (formerly, Aberdeen Global High Income Fund) ("Global High Income Fund")
–	abrdn Intermediate Municipal Income Fund (formerly, Aberdeen Intermediate Municipal Income Fund) ("Intermediate Municipal Income Fund")
–	abrdn Short Duration High Yield Municipal Fund (formerly, Aberdeen Short Duration High Yield Municipal Fund) ("Short Duration High Yield Municipal Fund")
–	abrdn Ultra Short Municipal Income Fund (formerly, Aberdeen Ultra Short Municipal Income Fund) ("Ultra Short Municipal Income Fund")

2. Summary of Significant Accounting Policies

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.

a.	Security Valuation

The Funds value their securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Funds' Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the "Valuation Time" subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument's level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Board. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of

2022 Semi-Annual Report	73

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Long-term debt and other fixed income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board of Trustees of the Trust (the "Board"). If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional "round lot" size, and the strategies employed by abrdn Inc. ("abrdn" or the "Adviser") generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, "odd lot" sizes. Odd lots may trade at lower or occasionally higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. Each Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a "government money market fund" pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value ("NAV"). Generally, these investment types are categorized as Level 1 investments.

Derivative instruments are generally valued according to the following procedures. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). Exchange-traded options are valued at the last quoted sales price. In the absence of a sales price, options are valued at the mean of the bid/ask price quoted at the close on the exchange on which the options trade. When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund's assets are determined in good faith in accordance with the Valuation Procedures.

In the event that a security's market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time), the security is valued at fair value as determined by the Funds' Pricing Committee (the "Pricing Committee"), taking into account the relevant factors and surrounding circumstances using Valuation and Liquidity Procedures approved by the Board. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

The three-level hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical investments;
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or
•	Level 3 – significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.
Forward foreign currency contracts	Forward exchange rate quotations.
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

74	2022 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

The following is a summary of the inputs used as of April 30, 2022 in valuing the Funds' investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Please refer to the Statements of Investments for a detailed breakout of the security types:

Investments, at Value	LEVEL 1 – Quoted Prices ($)	LEVEL 2 – Other Significant Observable Inputs ($)	LEVEL 3 – Significant Unobservable Inputs ($)	Total ($)
Emerging Markets Debt Fund
Investments in Securities
Corporate Bonds	–	7,572,121	–	7,572,121
Government Bonds	–	21,379,990	–	21,379,990
Warrants	–	–	–	–
Short-Term Investment	1,084,466	–	–	1,084,466
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	–	213,593	–	213,593
Liabilities
Forward Foreign Currency Exchange Contracts	–	(192,037)	–	(192,037)
	1,084,466	28,973,667	–	30,058,133
Global Absolute Return Strategies Fund
Investments in Securities
Government Bonds	–	9,384,714	–	9,384,714
Mutual Fund	–	2,269,468	–	2,269,468
Common Stocks	1,496,921	177,261	–	1,674,182
Certificates of Deposit	–	12,514,103	–	12,514,103
Money Market Funds	14,289,681	–	–	14,289,681
U.S. Treasuries	–	9,966,038	–	9,966,038
Purchased Options	257,514	–	–	257,514
Other Financial Instruments
Assets
Futures Contracts	722,899	–	–	722,899
Forward Foreign Currency Exchange Contracts	–	2,251,212	–	2,251,212
Credit Default Swap Contracts	–	107,562	–	107,562
Centrally Cleared Interest Rate Swap Agreements	–	19,861	–	19,861
Total Return Swaps	–	202,408	–	202,408
Written Options	65,159	–	–	65,159
Liabilities
Futures Contracts	(126,860)	–	–	(126,860)
Forward Foreign Currency Exchange Contracts	–	(1,232,840)	–	(1,232,840)
Credit Default Swap Contracts	–	(200,957)	–	(200,957)
Centrally Cleared Interest Rate Swap Agreements	–	(21,807)	–	(21,807)
Total Return Swaps	–	(571,355)	–	(571,355)
Written Options	(174,014)	–	–	(174,014)
	16,531,300	34,865,668	–	51,396,968

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Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

Investments, at Value	LEVEL 1 – Quoted Prices ($)	LEVEL 2 – Other Significant Observable Inputs ($)	LEVEL 3 – Significant Unobservable Inputs ($)	Total ($)
Global High Income Fund
Investments in Securities
Corporate Bonds	–	97,874,973	–	97,874,973
Short-Term Investment	5,712,568	–	–	5,712,568
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	–	851,673	–	851,673
Liabilities
Forward Foreign Currency Exchange Contracts	–	(51,220)	–	(51,220)
	5,712,568	98,675,426	–	104,387,994
Intermediate Municipal Income Fund
Investments in Securities
Municipal Bonds	–	50,872,580	–	50,872,580
Short-Term Investment	137,715	–	–	137,715
	137,715	50,872,580	–	51,010,295
Short Duration High Yield Municipal Fund
Investments in Securities
Municipal Bonds	–	354,206,101	–	354,206,101
Short-Term Investment	55,598	–	–	55,598
	55,598	354,206,101	–	354,261,699
Ultra Short Municipal Income Fund
Investments in Securities
Municipal Bonds	–	912,998,684	–	912,998,684
Short-Term Investment	–	20,000,032	–	20,000,032
	–	932,998,716	–	932,998,716

For the six-month period ended April 30, 2022, there were no significant changes to the fair valuation methodologies. Level 3 investments held by each of the Emerging Markets Debt Fund, Global High Income Fund and Short Duration High Yield Municipal Fund at the beginning, during and at the end of the six-month period in relation to net assets were not significant (0.00% of total net assets) and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2022 is not presented.

b.	Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended. Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

c.	Foreign Currency Translation

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from

76	2022 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments within the Statements of Operations.

d.	Derivative Financial Instruments

Certain Funds are authorized to use derivatives to manage currency risk, credit risk, and interest rate risk and to replicate, or use as a substitute for, physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. See Note 10, which discusses Rule 18f-4 and its impact on derivatives.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are used to manage a Fund's currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to the benchmark. The use of forward contracts allows the separation of decision-making between markets and their currencies. The forward contract is marked-to market daily and the change in market value is recorded by a Fund as unrealized appreciation/(depreciation). Forward contracts' prices are received daily from an independent pricing provider. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These realized and unrealized gains and losses are reported on the Statements of Operations. During the period, the Funds used forward contracts for the purposes of efficient portfolio management and managing active currency risk relative to the benchmark, the latter of which involves both hedging currency risk and adding currency risk in excess of underlying bond positions.

While a Fund may enter into forward contracts to seek to reduce currency exchange rate risks, transactions in such contracts involve certain risks. A Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. Thus, while a Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for a Fund than if it had not engaged in any such transactions. Moreover, there may be an imperfect correlation between a Fund's portfolio holdings or securities quoted or denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent a Fund from achieving a complete hedge, which will expose the Fund to the risk of foreign exchange loss.

Forward contracts are subject to the risk that the counterparties to such contracts may default on their obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force a Fund to cover its purchase or sale commitments, if any, at the market price at the time of the default.

Futures Contracts

Certain Funds may invest in financial futures contracts ("futures contracts") for the purpose of hedging their existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish a Fund's positions may not exceed 5% of a Fund's NAV after taking into account unrealized profits and unrealized losses on any such contract into which it has entered.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This payment is known as "initial margin". Subsequent payments, known as "variation margin," are calculated each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. An unrealized gain/(loss) equal to the variation margin is recognized on a daily basis. When the contract expires or is closed, the gain/(loss) is realized and is presented in the Statements of Operations as a net realized gain/(loss) on futures contracts. Futures contracts are valued daily at their last quoted sale price on the exchange on which they are traded.

A "sale" of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A "purchase" of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

There are significant risks associated with a Fund's use of futures contracts, including the following: (1) the success of a hedging strategy may depend on the ability of a Fund's investment adviser and/or sub-adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in the price of futures contracts, interest rates and the value/market value of the securities held by a Fund; (3) there may not be a liquid secondary market for a futures contract; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict

2022 Semi-Annual Report	77

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

trading in futures contracts. In addition, should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

For the six-month period ended April 30, 2022, the Global Absolute Return Strategies Fund invested in futures for both investment and hedging purposes.

Options

Options are instruments that provide a right to buy (call) or sell (put) a particular security or an index of securities at a fixed price within a certain time period. Options differ from forward and futures contracts in that the buyer of the option has no obligation to perform under the contract. An option is out-of-the money if the exercise price of the option is above, in the case of a call option, or below, in the case of a put option, the current price (or interest rate or yield for certain options) of the referenced security or instrument. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell.

For the six-month period ended April 30, 2022, the Global Absolute Return Strategies Fund invested in options for both investment and hedging purposes.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows and/or meet certain obligations at specified intervals based upon or calculated by reference to changes in specified prices or rates (interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) or the occurrence of a credit event with respect to an underlying reference obligation (in the case of a credit default swap) for a specified amount of an underlying asset or notional principal amount. A Fund will enter into swaps only on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the amount of the difference between the two payments. Except for currency swaps and credit default swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination of the transaction.

Traditionally, swaps were customized, privately negotiated agreements executed between two parties ("OTC Swaps") but since 2013, certain swaps are required to be cleared pursuant to rules and regulations related to the Dodd – Frank Wall Street Reform and Consumer Protection Act ("Dodd Frank") and/or Regulation (EU) No 648/2012 on OTC Derivatives, Central Counterparties and Trade Repositories ("EMIR") ("Cleared Swaps"). Like OTC Swaps, Cleared Swaps are negotiated bilaterally. Unlike OTC Swaps, the act of clearing results in two swaps executed between each of the parties and a central counterparty ("CCP"), and thus the counterparty credit exposure of the parties is to the CCP rather than to one another. Upon entering into a Cleared Swap, a Fund is required to pledge an amount of cash and/or other assets equal to a certain percentage of the contract amount. This payment is known as "initial margin". Subsequent payments, known as "variation margin," are calculated each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. An unrealized gain/(loss) equal to the variation margin is recognized on a daily basis. When the contract matures or is terminated, the gain or loss is realized and is presented in the Statements of Operations as a net realized gain or loss on swap contracts. As of March 2017, a Fund may be required to provide variation and/or initial margin for OTC Swaps pursuant to further rules and regulations related to Dodd Frank and EMIR. The margin requirements associated with OTC Swaps and Cleared Swaps may not be the same.

Entering into swap agreements involves, to varying degrees, elements of credit, market and interest rate risk in excess of the amounts reported on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. The Funds' maximum risk of loss from counterparty risk related to swaps is the fair value of the contract. This risk is mitigated by the posting of collateral by the counterparties to the Funds to cover the Funds' exposure to the counterparty.

Credit Default Swaps

A credit default swap is an agreement whereby one party, the buyer, is obligated to pay the other party, the seller, a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. A Fund might use credit default swap contracts to limit or to reduce risk exposure of the Fund to defaults of corporate and sovereign issues (i.e., to reduce risk when the Fund owns or has exposure to such issuers). A Fund also might use credit default swap contracts to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which the Fund is not otherwise exposed.

During the six-month period ended April 30, 2022, the Global Absolute Return Strategies Fund held credit default swaps to implement investment views and hedge the Fund's exposure to the credit market.

78	2022 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

Interest Rate Swaps

A Fund uses interest rate swap contracts to manage its exposure to interest rates. Interest rate swap contracts typically represent the exchange between a Fund and a counterparty of respective commitments to make variable rate and fixed rate payments with respect to a notional amount of principal. Interest rate swap contracts may have a term that is greater than one year, but typically require periodic interim settlement in cash, at which time the specified value of the variable interest rate is reset for the next settlement period. Net payments of interest are recorded as realized gains or losses. During the period that the swap contract is open, the contract is marked-to-market as the net amount due to or from a Fund and changes in the value of swap contracts are recorded as unrealized gains or losses.

During the six-month period ended April 30, 2022, the Global Absolute Return Strategies Fund held interest rate swaps to implement investment views and hedge interest rate risk.

Summary of Derivative Instruments

Certain Funds may use derivatives for various purposes as noted above. The following is a summary of the location of fair value amounts of derivatives, not accounted for as hedging instruments, as of April 30, 2022:

Location on the Statement of Assets and Liabilities
Derivative Instrument Risk Type	Asset Derivatives	Liability Derivatives
Equity Risk	Investments, at value Unrealized appreciation on swap contracts	Written options, outstanding at value Unrealized depreciation on swap contracts
Interest Rate Risk	Variation margin receivable for centrally cleared swap contracts Variation margin receivable for futures contracts	Variation margin payable for centrally cleared swap contracts Variation margin payable for futures contracts
Credit Risk	Variation margin receivable for centrally cleared swap contracts	Variation margin payable for centrally cleared swap contracts
Foreign Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts

The following is a summary of the fair value of derivative instruments, not accounted for as hedging instruments, as of April 30, 2022:

Asset Derivatives
Funds	Total Value at April 30, 2022	Investments at value (Equity Risk)*	Written Options, at value (Equity Risk)	Over-the Counter Total Return Swaps (Equity Risk)**	Centrally Cleared Credit Default Swaps (Credit Risk)**	Centrally Cleared Interest Rate Swaps (Interest Rate Risk)**	Forward Foreign Exchange Contracts (Foreign Exchange Risk)	Futures Contracts (Interest Rate Risk)**
Emerging Markets Debt Fund	$ 213,593	$ –	$–	$ –	$ –	$ –	$213,593	$ –
Global Absolute Return Strategies Fund	3,558,456	257,514	–	202,408	107,562	19,861	2,251,212	722,899
Global High Income Fund	851,673	–	–	–	–	–	851,673	–

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Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

Liabilities Derivatives
Funds	Total Value at April 30, 2022	Investments at value (Equity Risk)*	Written Options, at value (Equity Risk)	Over-the Counter Total Return Swaps (Equity Risk)**	Centrally Cleared Credit Default Swaps (Credit Risk)**	Centrally Cleared Interest Rate Swaps (Interest Rate Risk)**	Forward Foreign Exchange Contracts (Foreign Exchange Risk)	Futures Contracts (Interest Rate Risk)**
Emerging Markets Debt Fund	$ 192,037	$–	$ –	$ –	$ –	$ –	$192,037	$ –
Global Absolute Return Strategies Fund	2,692,534	–	538,715	571,355	200,957	21,807	1,232,840	126,860
Global High Income Fund	51,220	–	–	–	–	–	51,220	–

*     Represents purchased options, at value

**   The values shown reflect unrealized appreciation/(depreciation) and the values shown in the Statement of Assets and Liabilities reflect variation margin.

Amounts listed as "–" are $0 or round to $0.

Certain funds have transactions that may be subject to enforceable master netting arrangements. A reconciliation of the gross amounts on the Statements of Assets and Liabilities as of April 30, 2022 to the net amounts by broker and derivative type, including any collateral received or pledged, is included in the following tables:

		Gross Amounts Not Offset in Statement of Assets & Liabilities				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received(1)	Net Amount(3)	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(1)	Net Amount(3)
Description		Assets				Liabilities
Emerging Markets Debt Fund
Forward foreign currency(2)
Barclays Bank plc	$ –	$ –	$ –	$ –	$ 10,093	$ –	$ (10,093)	$ –
Citibank N.A.	189,369	–	–	189,369	–	–	–	–
JPMorgan Chase Bank N.A.	190	–	–	190	–	–	–	–
UBS AG	24,034	(24,034)	–	–	181,944	(24,034)	(120,000)	37,910

		Gross Amounts Not Offset in Statement of Assets & Liabilities				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received(1)	Net Amount(3)	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(1)	Net Amount(3)
Description		Assets				Liabilities
Global Absolute Return Strategies Fund
Forward foreign currency(2)
Barclays Bank plc	$140,427	$(140,427)	$–	$ –	$205,037	$(140,427)	$–	$ 64,610
Citibank N.A.	412,083	(368,268)	–	43,815	368,268	(368,268)	–	–
Goldman Sachs & Co.	29,065	(29,065)	–	–	112,547	(29,065)	–	83,482
HSBC Bank plc	718,918	(311,729)	–	407,189	311,729	(311,729)	–	–
JPMorgan Chase Bank N.A.	237,385	(167,276)	–	70,109	167,276	(167,276)	–	–
Royal Bank of Canada	713,334	(67,983)	–	645,351	67,983	(67,983)	–	–

80	2022 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

		Gross Amounts Not Offset in Statement of Assets & Liabilities				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received(1)	Net Amount(3)	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(1)	Net Amount(3)
Description		Assets				Liabilities
Global Absolute Return Strategies Fund
Total return swaps(2)
Barclays Bank plc	$ –	$ –	$–	$ –	$ 129,407	$ –	$ –	$129,407
Citibank N.A.	1,179	(1,179)	–	–	41,574	(1,179)	–	40,395
Goldman Sachs & Co.	–	–	–	–	248,076	–	–	248,076
JPMorgan Chase Bank N.A.	201,229	(152,298)	–	48,931	152,298	(152,298)	–	–

1.	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
2.	Includes financial instruments which are not subject to a master netting arrangement across funds, or another similar arrangement.
3.	Net amounts represent the net receivables/(payable) that would be due from/to the counterparty in the event of default. Exposure from financial derivative instruments can only be netted across transactions governed under the same master netting agreement with the same legal entity.

		Gross Amounts Not Offset in Statement of Assets & Liabilities				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received(1)	Net Amount(3)	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(1)	Net Amount(3)
Description		Assets				Liabilities
Global High Income Fund
Forward foreign currency(2)
Citibank N.A.	$598,849	$ –	$–	$ 598,849	$ –	$ –	$–	$ –
Deutsche Bank AG	252,824	(17,583)	–	235,241	17,583	(17,583)	–	–
Royal Bank of Canada	–	–	–	–	17,674	–	–	17,674
UBS AG	–	–	–	–	15,963	–	–	15,963

1.	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
2.	Includes financial instruments which are not subject to a master netting arrangement across funds, or another similar arrangement.
3.	Net amounts represent the net receivables/(payable) that would be due from/to the counterparty in the event of default. Exposure from financial derivative instruments can only be netted across transactions governed under the same master netting agreement with the same legal entity.

The following is a summary of the location of realized gain/(loss) and net change in unrealized appreciation/(depreciation) on derivatives in the Statement of Operations for the six-month period ended April 30, 2022:

Derivative Instrument Risk Type	Location on the Statement of Operations
Equity Risk	Realized gain/(loss) on investment transactions Realized gain/(loss) on written options Realized gain/(loss) on swap contracts
Credit Risk	Realized gain/(loss) on swap contracts Net change in unrealized appreciation/(depreciation) on swap contracts
Interest Rate Risk	Realized gain/(loss) on future contracts transactions
Net change in unrealized appreciation/(depreciation) on futures contracts
Realized gain/(loss) on swap contracts
Net change in unrealized appreciation/(depreciation) on swap contracts
Foreign Exchange Risk	Realized gain/(loss) on forward foreign currency exchange contracts Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts

2022 Semi-Annual Report	81

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2022:

	Realized Gain or (Loss) on Derivatives Recognized in the Statement of Operations
Funds	Total	Investments transactions (Equity Risk)*	Written Options, at value (Equity Risk)	Total Return Equity Swaps (Equity Risk)	Credit Default Swaps (Credit Risk)	Interest Rate Swaps (Interest Rate Risk)	Forward Foreign Exchange Contracts (Foreign Exchange Risk)	Futures Contracts (Interest Rate Risk)
Emerging Markets Debt Fund	$ 139,152	$ –	$ –	$ –	$ –	$ –	$ 139,152	$ –
Global Absolute Return Strategies Fund	(3,920,902)	(1,271,603)	797,127	(962,804)	(433,277)	(2,160,909)	(131,342)	241,906
Global High Income Fund	1,174,036	–	–	–	–	–	1,174,036	–

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations
Funds	Total	Investments transactions (Equity Risk)*	Written Options, at value (Equity Risk)	Total Return Equity Swaps (Equity Risk)	Credit Default Swaps (Credit Risk)	Interest Rate Swaps (Interest Rate Risk)	Forward Foreign Exchange Contracts (Foreign Exchange Risk)	Futures Contracts (Interest Rate Risk)
Emerging Markets Debt Fund	$ (90,155)	$ –	$ –	$ –	$ –	$ –	$(90,155)	$ –
Global Absolute Return Strategies Fund	1,648,501	76,069	(149,142)	(337,285)	(229,257)	1,412,506	882,981	(7,371)
Global High Income Fund	881,264	–	–	–	–	–	881,264	–

*  Represents realized gain and change in unrealized appreciation for purchased options during the period.

Amounts listed as "–" are 0% or round to 0%.

Information about derivatives reflected as of the date of this report is generally indicative of the type of, activity for the six-month period ended April 30, 2022. The table below summarizes the weighted average values of derivatives holdings by the Funds during the six-month period ended April 30, 2022.

Fund	Purchase Forward Foreign Currency Contracts (Average Notional Value)	Sale Forward Foreign Currency Contracts (Average Notional Value)	Forward Foreign Cross Currency Contracts (Average Notional Value)	Long Future Contracts (Average Notional Value)	Short Future Contracts (Average Notional Value)	Buy Protection Credit Default Swap (Average Notional Value)
Emerging Markets Debt Fund	$ 2,349,980	$8,285,205	$ –	$ –	$ –	$ –
Global Absolute Return Strategies Fund	51,790,907	76,642,060	14,765,434	12,903,255	12,336,660	45,445,131
Global High Income Fund	2,449,555	25,177,578	–	–	–	–

Fund	Sell Protection Credit Default Swap (Average Notional Value)	Interest Rate Swap Contracts (Average Notional Value)	Total Return Equity Swaps (Average Notional Value)	Call Purchased Options (Average Notional Value)	Put Purchased Options (Average Notional Value)	Call Written Options (Average Notional Value)
Emerging Markets Debt Fund	$ –	$–	$ –	$ –	$ –	$–
Global Absolute Return Strategies Fund	44,516,275	83,906,527	13,296,268	202,574	73,301	–
Global High Income Fund	–	–	–	–	–	–

82	2022 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

Fund	Put Written Options (Average Notional Value)	Call Purchased Swaptions (Average Notional Value)	Put Purchased Swaptions (Average Notional Value)	Call Written Swaptions (Average Notional Value)	Put Written Swaptions (Average Notional Value)
Emerging Markets Debt Fund	$–	$–	$–	$–	$–
Global Absolute Return Strategies Fund	261,233	–	–	92,784	114,413
Global High Income Fund	–	–	–	–	–

e.	Security Transactions, Investment Income and Expenses

Security transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded generally on the ex-date, except for certain dividends and corporate actions which may be recorded after the ex-date, as soon as a Fund acquires information regarding such dividends or corporate actions.

Interest income and expenses are recorded on an accrual basis. Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among the relevant Funds based on net assets of each Fund as of the month end. For each of the Funds, the method for allocating income, fund level expenses, and realized and unrealized gains or losses to a class is based on the total net asset value of that class's shares in proportion to the total net assets of the relevant Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

f.	Distributions

Distributions from net investment income, if any, are declared and paid quarterly for the Emerging Markets Debt Fund. Distributions from net investment income, if any, are declared daily and paid monthly for the Short Duration High Yield Municipal Fund, the Intermediate Municipal Income Fund and the Ultra Short Municipal Income Fund. Distributions from net investment income, if any, are declared and paid quarterly for the Global High Income Fund and annually for the Global Absolute Return Strategies Fund. The Funds will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currencies and loss deferrals.

g.	Federal Income Taxes

Each Fund intends to continue to qualify as a "regulated investment company" by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Funds from all federal income taxes. Therefore, no federal income tax provision is required. Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

Since tax authorities can examine previously filed tax returns, the Funds' U.S. federal and state tax returns for each of the most recent four fiscal years up to the most recent fiscal year ended October 31, 2021 are subject to such review.

h.	Foreign Withholding Tax

Interest income from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes and are recorded on the Statement of Operations. The Funds file for tax reclaims for the refund of such withholdings taxes according to tax treaties. Tax reclaims that are deemed collectible are booked as tax reclaim receivable on the Statement of Assets and Liabilities. Foreign tax authorities can examine previously filed withholding tax reclaims for various periods of time, depending on the statute of limitations in each foreign jurisdiction. In some cases, amounts that have been refunded by foreign tax authorities and received by the Funds are still subject to such review.

In addition, the Funds may be subject to capital gains tax in certain countries in which it invests. The above taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties with some of these countries. The Funds accrue such taxes when the related income is earned.

In addition, when the Funds sell securities within certain countries in which it invests, the capital gains realized may be subject to tax. Based on these market requirements and as required under GAAP, the Funds accrue deferred capital gains tax on securities currently held that have unrealized appreciation within these countries. The amount of deferred capital gains tax accrued is reported on the Statement of Operations as part of the Net Change in Unrealized Appreciation/Depreciation on Investments.

2022 Semi-Annual Report	83

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

i.	Securities Lending

Through an agreement with Securities Finance Trust Company as the Lending Agent and State Street Bank and Trust Company (the Funds' custodian), the Funds may lend their portfolio securities to brokers, dealers and other financial institutions that pay a negotiated fee in order to generate additional income. The Funds receive non-cash collateral in the form of U.S. Government Securities, with respect to each loan of U.S. securities, typically equal to at least 102% of the value of the portfolio securities loaned, and, with respect to each loan of non-U.S. securities, typically equal to at least 105% of the value of the portfolio securities loaned, and at all times thereafter require the borrower to mark to market such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio securities so loaned.

Income generated from securities lending includes the difference between (i) the sum of income received from the investment of collateral received from the borrowers that are counterparties to loans, loan fees received from loans, and fees paid by borrower on loans collateralized with collateral other than cash collateral; and ii) any rebate paid to a borrower, and any other allocable fees and expenses in connection with loans of securities. All income is accrued daily and is apportioned 90% to the Funds and 10% to the Lending Agent.

The Funds continue to own the loaned securities and continue to recognize unrealized gains and losses on the securities on loan. However, securities lending involves certain risks, including the event of default or insolvency of the borrower, which could delay or restrict a Fund's ability to recover the loaned securities or dispose of the collateral for the loan. Securities on loan are noted within the Statement of Investments. Non-cash securities lending collateral held by the Lending Agent on behalf of the Funds cannot be sold or repledged by the Funds and therefore, this amount is not presented on the Funds' Statements of Investments.

At April 30, 2022, the Funds did not have any securities on loan.

3. Agreements and Transactions with Affiliates

a.	Investment Adviser

Under the Investment Advisory Agreement with the Trust, the Adviser manages the Funds in accordance with the policies and procedures established by the Board.

For services provided under the terms of the current Investment Advisory Agreement, each Fund pays the Adviser an annual management fee (as a percentage of its average daily net assets) paid monthly according to the following schedule:

Fund	Fee Schedule
Emerging Markets Debt Fund	Up to $500 million	0.600%
	On $500 million and more	0.550%
Global Absolute Return Strategies Fund	Up to $500 million	0.600%
	$500 million up to $1 billion	0.550%
	On $1 billion and more	0.500%
Global High Income Fund	Of the first $5 billion	0.650%
	On the next $2.5 billion	0.630%
	On the next $2.5 billion	0.600%
	Over $10 billion	0.590%
Intermediate Municipal Income Fund	Up to $250 million	0.425%
	$250 million up to $1 billion	0.375%
	On $1 billion and more	0.355%
Short Duration High Yield Municipal Fund	Up to $250 million	0.650%
	On $250 million and more	0.600%
Ultra Short Municipal Income Fund	Up to $2.5 billion	0.500%
	On $2.5 billion and more	0.450%

The Adviser has engaged the services of affiliate abrdn Asset Managers Limited (on behalf of Emerging Markets Debt Fund and Global Absolute Return Strategies Fund) as subadviser (the "Subadviser") pursuant to subadvisory agreements. The Subadviser manages a portion of the applicable Fund's investments and have the responsibility for making all investment decisions for the portion of such Fund's assets they manage. Pursuant to the subadvisory agreement, the Adviser pays fees to the Subadviser, if any.

The Trust and abrdn have entered into written contracts ("Expense Limitation Agreements") limiting operating expenses for all classes of the Funds from exceeding the amounts listed in the tables below. For each Fund this contractual limitation may not be terminated before February 28, 2023 without the approval of the Trustees who are not "interested persons" of the Trust, as such term is defined by the 1940 Act (the "Independent Trustees"). For each Fund except the Global High Income Fund, Short Duration High Yield Municipal Fund and Ultra Short Municipal Income Fund, this limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, acquired fund fees and expenses, Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A shares,

84	2022 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

Class R shares and Institutional Service Class shares and extraordinary expenses. The Expense Limitation Agreement with respect to the Global High Income Fund excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, acquired fund fees and expenses and Rule 12b-1 fees for Class A shares and extraordinary expenses. The Expense Limitation Agreements with respect to the Short Duration High Yield Municipal Fund and Ultra Short Municipal Income Fund exclude certain expenses, including any interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.

Fund	Limit
Emerging Markets Debt Fund	0.65%
Global Absolute Return Strategies Fund	0.65%
Intermediate Municipal Income Fund	0.50%

Fund	Class A Limit	Class A1 Limit	Class C Limit	Institutional Class Limit
Global High Income Fund	1.00%	–	–	0.75%
Short Duration High Yield Municipal Fund	0.90%	–	1.65%	0.65%
Ultra Short Municipal Income Fund	0.70%	0.70%	–	0.45%

abrdn may request and receive reimbursement from a Fund of the advisory fees waived and other expenses reimbursed pursuant to the Expense Limitation Agreement as of a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses; provided that the following requirements are met: the reimbursements do not cause a class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser, and the payment of such reimbursement is approved by the Board on a quarterly basis (the "Reimbursement Requirements"). Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by abrdn is not permitted.

As of April 30, 2022, to the extent the Reimbursement Requirements are met, the cumulative potential reimbursements for each Fund, based on expenses reimbursed by abrdn would be:

Fund	Amount Fiscal Year 2019 (Expires 10/31/22)	Amount Fiscal Year 2020 (Expires 10/31/23)	Amount Fiscal Year 2021 (Expires 10/31/24)	Amount Six Months Ended April 30, 2022 (Expires 4/30/25)	Total*
Emerging Markets Debt Fund	$110,409	$229,330	$233,540	$103,063	$676,342
Global Absolute Return Strategies Fund	130,436	347,710	540,814	278,704	1,297,664
Global High Income Fund	351,006	698,958	562,810	316,146	1,928,920
Intermediate Municipal Income Fund	156,436	233,940	233,143	103,760	727,279
Short Duration High Yield Municipal Fund	302,652	582,868	812,551	419,911	2,117,982
Ultra Short Municipal Income Fund	1,183,020	2,517,221	2,920,672	1,155,056	7,775,969

*    Amounts reported are due to expire throughout the respective 3-year expiration period presented above.

In accordance with the Funds' Expense Limitation Agreements and criteria, as described above, the Adviser did not recapture any expenses for which it previously reimbursed the Funds. Accordingly, at April 30, 2022, the Funds did not have liabilities payable to the Adviser for recapture of previously reimbursed expenses.

In addition, the Trust and abrdn have entered into a Voluntary Expense Limitation and Reimbursement Agreement ("Voluntary Expense Limitation") pursuant to which abrdn has agreed to pay, waive or absorb the ordinary operating expenses of any class of the Ultra Short Municipal Income Fund (including 12b-1 fees, administrative services fees and other class-specific expenses, but excluding advisory fees, custody fees, interest, brokerage commissions, acquired fund fees and expenses, extraordinary expenses and all other fund-level expenses), on each day for which a distribution is to be declared to the extent possible and necessary to ensure that the amount declared and ultimately distributed is not less than an annualized rate of 2 basis points, calculated on a daily basis for that class on that day. This Voluntary Expense Limitation may be terminated at any time upon notice by abrdn. The Voluntary Expense Limitation is not subject to recoupment and the Ultra Short Municipal Income Fund shall not reimburse any fees waived under the Voluntary Expense Limitation.

2022 Semi-Annual Report	85

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

b.	Fund Administration

Under the terms of the Fund Administration Agreement, abrdn provides various administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, regulatory reports, and presentation of quarterly reports to the Board. For services provided pursuant to the Fund Administration Agreement, the Trust pays abrdn an annual fee of 0.08% based on the Trust's average daily net assets. The fee is then allocated proportionately among all funds within the Trust (including the Funds) in relation to the average daily net assets of each fund. This asset-based fee is subject to an annual minimum fee based on the number of funds served. Pursuant to a sub-administration agreement with abrdn, State Street Bank and Trust Company ("State Street") provides sub-administration services with respect to the Funds. abrdn pays State Street for providing such services.

c.	Distributor and Shareholder Servicing

The Trust and Aberdeen Fund Distributors, LLC (the "Distributor") are parties to the current Underwriting Agreement (the "Underwriting Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares.

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to certain classes of shares. The Plan permits the Funds to compensate the Distributor, for expenses associated with the distribution-related and/or shareholder services provided by such entities. These fees are paid to the Distributor and are either kept or paid to shareholders' financial advisors or other intermediaries for distribution and shareholder services. Although actual distribution expenses may be more or less, under the Plan, the Funds pay the Distributor an annual fee of the following amounts, based on the total net assets of each, respective class:

Fund	Class A Shares	Class A1 Shares	Class C Shares (a)	Class R Shares (a)
Emerging Markets Debt Fund	0.25%	–	1.00%	0.50%
Global Absolute Return Strategies Fund	0.25%	–	1.00%	–
Global High Income Fund	0.25%	–	–	–
Intermediate Municipal Income Fund	0.25%	–	1.00%	–
Short Duration High Yield Municipal Fund	0.25%	–	1.00%	–
Ultra Short Municipal Income Fund	0.25%	0.25%	–	–

(a)   0.25% of which is service fees.

The Adviser or an affiliate of the Adviser may pay additional amounts from its own resources to dealers or other financial intermediaries, for aid in distribution or for aid in providing administrative services to shareholders.

Pursuant to the current Underwriting Agreement, the Distributor will also receive the proceeds of contingent deferred sales charges ("CDSCs") of 1.00% imposed on certain redemptions of Class C (and up to 1.00% for certain Class A) shares.

The Distributor re-allows to dealer 2.50% of sales charges on Class A shares of the Emerging Markets Debt Fund and Global Absolute Return Strategies Fund; 3.00% of sales charges on Class A shares of the Global High Income Fund; 2.00% of sales charges on Class A shares of the Intermediate Municipal Income Fund and Short Duration High Yield Municipal Fund; and 0.50% of sales charges on Class A1 of the Ultra Short Municipal Income Fund. In addition, the Distributor or Adviser may compensate broker dealers or financial intermediaries for sales of Class C shares from its own resources at the rate of 1.00% on sales of Class C shares, which have a maximum CDSC of 1.00% (the CDSC assessed on sales within one year of purchase). The amount the Distributor retained for commissions from front-end sales charges and CDSC fees for the six-month period ended April 30, 2022 was as follows:

Fund	Commissions Retained from Front-End Sales Charges of Class A and Class A1 Shares	Commissions Retained from CDSC Fees of Class C (Certain Class A and Class A1) Shares
Emerging Markets Debt Fund	$ –	$ –
Global Absolute Return Strategies Fund	92	–
Global High Income Fund	21,872	–
Intermediate Municipal Income Fund	17	261
Short Duration High Yield Municipal Fund	–	10,601
Ultra Short Municipal Income Fund	–	–
Total Retained	$21,981	$10,862

86	2022 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

d.	Administrative Services Fees/Transfer Agent Out-of-Pocket Expenses

The Funds may pay and/or reimburse administrative services fees/sub-transfer agent expenses to certain broker-dealers and financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds (sometimes referred to as "sub-transfer agency fees"), subject to certain limitations approved by the Board. These fees may be in addition to Rule 12b-1 fees. Sub-transfer agency fees generally include, but are not limited to, costs associated with recordkeeping, networking, sub-transfer agency or other administrative or shareholder services.

Class A, Class A1, Class R and Institutional Service Class shares of the Funds pay for such services pursuant to an Administrative Services Plan adopted by the Board. Under the Administrative Services Plan, a Fund may pay a broker-dealer or other intermediary a maximum annual sub-transfer agent and administrative services fee of 0.25% for Class A, Class A1, Class R and Institutional Service Class shares. Under an amendment to the Administrative Services Plan that is in effect until at least February 28, 2023, the administrative service fee is limited to a maximum of 0.15% for contracts with fees that are calculated as a percentage of Fund assets and a maximum of $16 per account for contracts with fees that are calculated on a dollar per account basis; however, many intermediaries do not charge the maximum permitted fee or even a portion thereof. Class C and Institutional Class shares may also pay for the services described above directly and not pursuant to an Administrative Services Plan.

The aggregate amount of sub-transfer agent and administrative service fees paid during the six-month period ended April 30, 2022 was as follows:

Fund	Class A	Class A1	Class C	Class R	Institutional Service	Institutional
Emerging Markets Debt Fund	$ 89	$ –	$29	$2,668	$ 43	$ 2,983
Global Absolute Return Strategies Fund	14,924	–	292	–	4,155	27,183
Global High Income Fund	47,998	–	–	–	–	16,909
Intermediate Municipal Income Fund	323	–	61	–	2,595	1,156
Short Duration High Yield Municipal fund	6,564	–	2	–	–	105,519
Ultra Short Municipal Income Fund	52,807	11	–	–	–	270,768

Amounts listed as "–" are $0 or round to $0.

e.	Purchase/Sale Transactions Between Affiliates

The Funds are permitted to buy or sell securities with funds that have a common investment adviser (or investment advisers which are affiliates) under specific procedures which have been approved by the Board. The procedures are designed to satisfy the requirements of Rule 17a-7 of the Investment Company Act of 1940 ("Rule 17a-7"). During the six-month period ended April 30, 2022, the Funds did not engage in any of these trades.

4. Investment Transactions

Purchases and sales of securities (excluding short-term securities) for the six-month period ended April 30, 2022, were as follows:

Fund	Purchases	Sales
Emerging Markets Debt Fund	$7,433,089	$11,413,340
Global Absolute Return Strategies Fund	7,063,878	7,165,864
Global High Income Fund	50,034,958	69,626,530
Intermediate Municipal Income Fund	10,787,441	14,293,851
Short Duration High Yield Municipal Fund	155,036,541	220,239,255
Ultra Short Municipal Income Fund	1,174,000,734	1,166,269,513

5. Portfolio Investment Risks

a.	Absolute Return Strategy Risk
The Global Absolute Return Strategies Fund is subject to risks related to its absolute return strategy. Absolute return funds employ certain techniques that are intended to reduce risk and volatility in the portfolio and provide protection against a decline in the fund's assets. They are not designed to outperform stocks and bonds in strong markets and there is no guarantee of positive returns or that the Fund's objective will be achieved.

2022 Semi-Annual Report	87

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

b.	Asset-Backed Securities Risk

The Global High Income Fund may buy or sell asset-backed securities. Like traditional fixed income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment.

c.	Bank Loan Risk

The Global High Income Fund may buy or sell bank loans. There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, illiquid securities risk, and prepayment risk. There is also the possibility that the collateral securing a loan, if any, may be difficult to liquidate or be insufficient to cover the amount owed under the loan. Bank loans have significantly longer settlement periods (e.g., longer than seven days) than more traditional investments resulting in the proceeds from the sale of such loans not being readily available to make additional investments or to meet a Fund's redemption obligations. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund's returns.

d.	Credit Default Swap Risk

The Global Absolute Return Strategies Fund and Global High Income Fund may buy or sell credit default swaps. Credit default swap contracts, a type of derivative instrument, particularly selling credit default swaps, involve special risks and may result in losses to the Funds.

e.	Cybersecurity Risk

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause each Fund, the Adviser and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

f.	Derivatives Risk (including Options, Futures and Swaps)

Certain Funds are subject to Derivatives Risk. Derivatives are speculative and may hurt the Fund's performance. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers' ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate.

Speculative Exposure Risk. To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk. Losses generated by a derivative or practice used by the Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk. The Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk. Derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

Other Derivatives Risks. Fixed income derivatives are subject to interest rate risk. In addition, certain derivatives may be subject to illiquid securities risk, mispricing or valuation complexity, market risk and management risk. The Fund may need to sell portfolio securities at inopportune times to satisfy margin or payment obligations under derivatives investments. Changes in regulation relating to the Fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance.

g.	Emerging Markets Risk

The risks of investing in emerging market countries are a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging markets countries because the countries may have less stable governments, more volatile currencies and less established markets (see "Foreign Securities Risk" below).

h.	Equity Securities Risk

The Global Absolute Return Strategies Fund and Global High Income Fund may invest in equity securities. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than

88	2022 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

expected earnings or certain management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry), or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline).

i.	Fixed Income Securities Risk

Fixed income securities are subject to, among other risks, credit risk, extension risk, issuer risk, interest rate risk, market risk and prepayment risk.

j.	Foreign Currency Exposure Risk

The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact a Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

k.	Foreign Securities Risk

Foreign countries in which a Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of a Fund's investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

Russia/Ukraine Risk. In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments.

l.	High-Yield Bonds and Other Lower-Rated Securities Risk

A Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss. Investments in high-yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high-yield bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

m.	Illiquid Securities Risk

Illiquid securities are assets that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the asset. An inability to sell a portfolio position can adversely affect a Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Illiquid securities and relatively less liquid securities may also be difficult to value.

The Adviser employs procedures and tests using third-party and internal data inputs that seek to assess and manage the liquidity of a Fund's portfolio holdings. These procedures and tests take into account a Fund's investment strategy and liquidity of portfolio investments during both normal and foreseeable stressed conditions, cash-flow projections during both normal and reasonably foreseeable stressed conditions, relevant market, trading and other factors, and monitor whether liquidity should be adjusted based on changed market conditions. These procedures and tests are designed to assist a Fund in determining its ability to meet redemption requests in various market conditions. In light of the dynamic nature of markets, there can be no assurance that these procedures and tests will enable a Fund to ensure that it has sufficient liquidity to meet redemption requests.

n.	Impact of Large Redemptions and Purchases of Fund Shares

Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause a Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund's performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or overdraft charges to a Fund until the sales of portfolio securities necessary to cover the redemption request settle.

2022 Semi-Annual Report	89

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

o.	Interest Rate Risk
Each Fund's fixed income investments are subject to interest rate risk, which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in each Fund's net assets. Each Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. In periods of market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates.

p.	Issuer Risk
The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

q.	LIBOR Risk
The risk that potential changes related to the use of the London Interbank Offered Rate ("LIBOR") could adversely affect financial instruments that reference LIBOR as a benchmark interest rate. While some instruments may contemplate a scenario when LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments provide for an alternative rate, and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR, especially those that do not have fallback provisions.

r.	Management Risk
Each Fund is subject to the risk that the Adviser or Subadviser (as applicable) may make poor security selections. The Adviser, Subadviser and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for a Fund. In addition, the Adviser or Subadviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

s.	Market Risk
Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in that market. Developments in a particular class of bonds or the stock market could also adversely affect a Fund by reducing the relative attractiveness of bonds or stocks as an investment. Also, to the extent that a Fund emphasizes bonds or stocks from any given industry, it could be hurt if that industry does not do well. Additionally, a Fund could lose value if the individual stocks in which it maintains long positions and/or the overall stock markets on which the stocks trade decline in price. In addition, a Fund that engages in short sales could lose value if the individual stocks which they sell short increase in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or increase. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales; and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, the fluctuation of other stock markets around the world, and financial, economic and other global market developments and disruptions, such as those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies and natural/environmental disasters. In addition, any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the world economy, which in turn could adversely affect the Fund's investments.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and governmental and quasi-governmental authorities and regulators throughout the world have responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. The impact of these policies and legislative changes on the markets, and the practical implications for market participants, may not be fully known for some time. A reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely impact the Fund's investments. The current market environment could make identifying investment risks and opportunities especially difficult for the Adviser.

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Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

In addition, as noted above, uncertainties remain relating to certain aspects of the United Kingdom's future economic, trading and legal relationships with the European Union and with other countries.

Whether or not a Fund invests in securities of issuers located in Europe (whether the EU, Eurozone or UK) or with significant exposure to European, EU, Eurozone or UK issuers or countries, the unavoidable uncertainties and events related to Brexit could negatively affect the value and liquidity of a Fund's investments, increase taxes and costs of business and cause volatility in currency exchange rates and interest rates. Brexit could adversely affect the performance of contracts in existence at the date of Brexit and European, UK or worldwide political, regulatory, economic or market conditions and could contribute to instability in political institutions, regulatory agencies and financial markets. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations as a new relationship between the UK and EU is defined and as the UK determines which EU laws to replace or replicate. Any of these effects of Brexit, and others that cannot be anticipated, could adversely affect a Fund's business, results of operations and financial condition. In addition, the risk that abrdn, the parent of the companies that provide investment advisory, sub-advisory and administration services to the Funds and which is headquartered in the UK, fails to adequately prepare for Brexit could have significant customer, reputation and capital impacts for abrdn and its subsidiaries, including those providing services to the Funds. abrdn has detailed contingency plan in place to seek to manage the consequences of Brexit on the Funds and to avoid the effect of any disruption on the Funds and to the services its subsidiaries provide. Given the fluidity and complexity of the situation, however, it cannot assured that the Funds will not be adversely impacted by Brexit despite these preparations.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund's investments may be negatively affected by such events.

The illness caused by a novel coronavirus (COVID-19) has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, including the Funds, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. In addition, as described above under "Foreign Securities Risk," the ongoing military conflict between Russia and Ukraine may continue to result in significant negative impacts on the markets for certain securities and commodities globally, in addition to fluctuating pricing and liquidity of investments. These factors could have a significant impact on Fund performance and the value of the Funds' investments. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

t.	Municipal Securities Risk

The Intermediate Municipal Income Fund, Short Duration High Yield Municipal Fund and Ultra Short Municipal Income Fund (the "Municipal Funds") are subject to municipal securities risk. Municipal bonds can be significantly affected by political and economic changes, including inflation, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Municipal bonds have varying levels of sensitivity to changes in interest rates. Interest rate risk is generally lower for shorter-term municipal bonds and higher for long term municipal bonds.

Municipal Bond Tax Risk. A municipal bond that is issued as tax-exempt may later be declared to be taxable. In addition, if the federal income tax rate is reduced, the value of the tax exemption may be less valuable, causing the value of a municipal bond to decline.

Municipal Market Volatility and Illiquidity Risk. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, a Fund may not be able to readily sell bonds without the sale significantly changing the market value of the bond. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices.

Municipal Sector Risk. From time to time a Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the economic risks relating to such projects and this may have a significant impact on the Fund's investment performance.

New York State-Specific Risk. To the extent the Short Duration High Yield Municipal Fund invests a substantial amount of its assets in New York municipal securities, the Fund may be affected by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal.

2022 Semi-Annual Report	91

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

u.	Non-Diversified Fund Risk
The Emerging Market Debt Fund's performance may be more volatile than a diversified fund because it may invest a greater percentage of its total assets in the securities of a single issuer.

v.	Non-Hedging Foreign Currency Trading Risk
Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser's expectations may produce significant losses to certain Funds.

w.	Portfolio Turnover Risk
Certain Funds may engage in active and frequent trading of portfolio securities to achieve its investment objective. High portfolio turnover may result in greater transaction costs which may reduce Fund performance. The sale of Fund portfolio securities may also result in greater realization and/or distribution to shareholders of gains or losses as compared to a fund with less active trading, which may include short-term gains taxable at ordinary income tax rates.

x.	Private Placements and Other Restricted Securities Risk
The Emerging Markets Debt Fund, Global High Income Fund and Short Duration High Yield Municipal Fund are subject to Private Placements Risk. Investments in private placements and other restricted securities, including Regulation S Securities and Rule 144A Securities, could have the effect of increasing the Fund's level of illiquidity. Private placements and restricted securities may be less liquid than other investments because such securities may not always be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at prices reflecting their true value.

y.	Puerto Rico and U.S. Territories Risk
The Short Duration High Yield Municipal Fund is subject to Puerto Rico and U.S. territories risk to the extent that it invests in municipal obligations of such territories. Certain municipal issuers in Puerto Rico have experienced financial difficulties over recent years, leading certain issuers, including the Commonwealth, to default on debt obligations. These financial difficulties have been exacerbated by the impact of geological and severe weather events, as well as public health emergencies. Puerto Rico's ongoing financial difficulties could potentially lead to worsening liquidity for its bonds and wider spreads, and consequently may affect the Fund's performance to the extent it invests in Puerto Rican municipal securities. As with Puerto Rican municipal securities, events in any of the other territories where the Fund is invested may affect the Fund's investments and its performance.

z.	Sector Risk
To the extent that a Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Financials Sector Risk. To the extent that the financials sector represents a significant portion of a Fund's portfolio, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets as well as cyber-attacks.

aa.	Sovereign Debt Risk
The Emerging Markets Debt Fund, Global Absolute Return Strategies Fund and Global High Income Fund are subject to Sovereign Debt Risk. Periods of economic and political uncertainty may result in the illiquidity and increased price volatility of a foreign government's debt securities held by the Fund and impact an issuer's ability and willingness to pay interest or repay principal when due. The Fund may have limited recourse to compel payment in the event of a default. A foreign government's default on its debt securities may cause the value of securities held by the Fund to decline significantly.

bb.	Tender Option Bonds Risk
The Municipal Funds are subject to Tender Option Bonds Risk. Tender option bonds are synthetic floating-rate or variable-rate securities issued when long-term bonds are purchased in the primary or secondary market and then deposited into a trust. Tender option bonds may be considered derivatives, and may expose the Fund to the same risks as investments in derivatives, as well as risks associated with leverage, especially the risk of increased volatility.

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Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

cc.	Tobacco Related Bonds Risk
The Short Duration High Yield Municipal Fund is subject to Tobacco Related Bonds Risk. In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, the MSA, to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Funds may invest in two types of those bonds: (i) bonds that make payments only from a state's interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an "appropriation pledge" by the state. An "appropriation pledge" requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state. The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA.

dd.	U.S. Government Securities Risk
Securities issued by U.S. Government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. The U.S. Government does not guarantee the net asset value of a Fund's shares.

ee.	Valuation Risk
The price that a Fund could receive upon the sale of any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund's ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

ff.	Variable and Floating Rate Securities Risk
Certain Funds are subject to Variable and Floating Rate Securities Risk. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. Variable rate demand obligations ("VRDOs") are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.

gg.	Yield Risk
The Ultra Short Municipal Income Fund is subject to Yield Risk. The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund's expenses could absorb all or a significant portion of the Fund's income. If interest rates increase, the Fund's yield may not increase proportionately. For example, the Adviser may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed.

Please read the Funds' prospectus for more detailed information regarding these and other risks.

6. Contingencies

In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds, and therefore, cannot be estimated; however, the Funds expect the risk of loss from such claims to be remote.

2022 Semi-Annual Report	93

Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

7. Tax Information

As of April 30, 2022, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Debt Fund	$38,210,983	$291,453	$(8,465,859)	$(8,174,406)
Global Absolute Return Strategies Fund	51,388,054	3,495,963	(4,528,317)	(1,032,354)
Global High Income Fund	113,031,785	1,357,204	(10,801,448)	(9,444,244)
Intermediate Municipal Income Fund	51,439,983	1,034,866	(1,464,554)	(429,688)
Short Duration High Yield Municipal Fund	374,942,635	1,211,268	(21,892,204)	(20,680,936)
Ultra Short Municipal Income Fund	935,309,470	35,796	(2,346,550)	(2,310,754)

The tax character of distributions paid during the fiscal year ended October 31, 2021 was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
Fund	Ordinary Income*	Net Long Term Capital Gains*	Total Taxable Distributions	Tax Exempt Distributions	Return of Capital	Total Distributions Paid
Emerging Markets Debt Fund	$1,902,067	$ –	$1,902,067	$–	$–	$1,902,067
Global Absolute Return Strategies Fund	67,951	–	67,951	–	–	67,951
Global High Income Fund	7,232,532	–	7,232,532	–	–	7,232,532
Intermediate Municipal Income Fund	5,646	111,156	116,802	1,657,068	–	1,773,870
Short Duration High Yield Municipal Fund	45,798	–	45,798	8,245,012	–	8,290,810
Ultra Short Municipal Income Fund	3,774	–	3,774	989,127	–	992,901

As of October 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Late Year Ordinary and Post-October Capital Loss Deferrals	Other Temporary Differences	Unrealized Appreciation/ (Depreciation)*	Accumulated Capital and Other Losses**	Total Accumulated Earnings/ (Deficit)
Emerging Markets Debt Fund	$ –	$ 1,745,878	$ –	$–	$–	$–	$ –	$(3,467,562)	$ (4,191,088)	$ (5,912,772)
Global Absolute Return Strategies Fund	–	2,028,305	690,096	–	–	–	–	(1,717,760)	–	1,000,641
Global High Income Fund	–	721,019	–	–	–	–	3	1,825,407	(234,763,165)	(232,216,736)
Intermediate Municipal Income Fund	7,325	–	–	–	–	–	(12,442)	4,165,942	(298,806)	3,862,019
Short Duration High Yield Municipal Fund	272,950	–	–	–	–	–	(70,726)	6,169,652	(8,606,656)	(2,234,780)
Ultra Short Municipal Income Fund	–	–	–	–	–	–	(1,593)	145,845	(541,165)	(396,913)

*	The difference between the book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

**	As of October 31, 2021, for Federal income tax purposes, these Funds have capital loss carryforwards available to offset capital gains, if any, to the extent provided by the Treasury regulations, with no expiration.

Amounts listed as "–" are $0 or round to $0.

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Notes to Financial Statements (continued)

April 30, 2022 (Unaudited)

As of October 31, 2021, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset capital gains, if any, to the extent provided by the Treasury regulations.

Fund	Amount	Expires
Emerging Markets Debt Fund	$1,073,585	Unlimited (Short-Term	)
Emerging Markets Debt Fund	3,117,503	Unlimited (Long-Term	)
Global High Income Fund	52,364,044	Unlimited (Short-Term	)
Global High Income Fund	182,399,121	Unlimited (Long-Term	)
Intermediate Municipal Income Fund	2,841	Unlimited (Short-Term	)
Intermediate Municipal Income Fund	295,965	Unlimited (Long-Term	)
Short Duration High Yield Municipal Fund	3,485,952	Unlimited (Short-Term	)
Short Duration High Yield Municipal Fund	5,120,704	Unlimited (Long-Term	)
Ultra Short Municipal Income Fund	539,995	Unlimited (Short-Term	)
Ultra Short Municipal Income Fund	1,170	Unlimited (Long-Term	)

8. Significant Shareholders

As of April 30, 2022, the Funds had shareholders with the percentage ownership indicated, which are considered significant shareholders (holdings greater than 5.0%) for financial reporting purposes:

Fund	Record Ownership %	Number of Account Owners
Emerging Markets Debt Fund	93.5%	3
Global Absolute Return Strategies Fund	44.4	5
Global High Income Fund	36.9	3
Intermediate Municipal Income Fund	–	–
Short Duration High Yield Municipal Fund	53.5	4
Ultra Short Municipal Income Fund	78.6	6

Amounts listed as "–" are $0 or round to $0.

9. Line of Credit

The Trust, on behalf of each of the funds of the Trust (including the Funds) (the "Borrowers"), has entered into an agreement (the "Agreement") with State Street (the "Bank"), subject to annual renewal. The Agreement provides for a revolving credit facility (the "Credit Facility") in the amount of $150,000,000 to be utilized for temporary or emergency purposes to fund shareholder redemptions or other short-term liquidity purposes.

Principal on each outstanding loan made under the Agreement bears interest at a variable rate per annum equal to the higher of (a) the Federal Funds Rate as in effect on such day or (b) the Overnight Banking Fund Rate on such date, plus, in each case, 10 basis points plus 1.25%. In addition, the Borrowers shall pay to the Bank a commitment fee at the rate of 0.25% per annum on the daily unused portion of the Credit Facility, as applicable, which is allocated among the Borrowers in such manner as is determined by the Board to be reasonable. For each Fund that borrowed under the Credit Facility during the six-month period ended April 30, 2022, the following table shows the average outstanding daily balance of the days the Fund utilized the Credit Facility and the average weighted interest rate paid by the Fund during the six-month period ended April 30, 2022.

	Average Outstanding Daily Balance	Average Weighted Interest Rate	Days Utilized
Emerging Markets Debt Fund	$ 385,438	1.58%	67
Global High Income Fund	1,858,064	1.43%	7
Intermediate Municipal Income Fund	225,000	1.43%	3

2022 Semi-Annual Report	95

Notes to Financial Statements (concluded)

April 30, 2022 (Unaudited)

10. Recent Rulemaking

In October 2020, the Securities and Exchange Commission ("SEC") adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. Management is currently finalizing the implementation of Rule 18f-4 to meet the August 19, 2022 compliance date.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding certain previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating this guidance.

11. Subsequent Events

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of April 30, 2022.

96	2022 Semi-Annual Report

Shareholder Expense Examples (Unaudited)

As a shareholder of the abrdn Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, transfer agent out-of-pocket expenses, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the abrdn Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, November 1, 2021 and continued to hold your shares at the end of the reporting period, April 30, 2022.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Actual Expenses Paid During Period" for the class of a Fund that you own to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of a Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the information for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, November 1, 2021	Actual Ending Account Value, April 30, 2022	Hypothetical Ending Account Value	Actual Expenses Paid During Period[1]	Hypothetical Expenses Paid During Period[12]	Annualized Expense Ratio**
Emerging Markets Debt Fund	Class A	$1,000.00	$854.50	$1,019.59	$4.83	$5.26	1.05%
	Class C	$1,000.00	$852.80	$1,016.61	$7.58	$8.25	1.65%
	Class R	$1,000.00	$853.00	$1,018.25	$6.06	$6.61	1.32%
	Institutional Service Class	$1,000.00	$856.50	$1,021.03	$3.50	$3.81	0.76%
	Institutional Class	$1,000.00	$857.00	$1,021.57	$2.99	$3.26	0.65%
Global Absolute Return Strategies Fund	Class A	$1,000.00	$941.50	$1,019.49	$5.15	$5.36	1.07%
	Class C	$1,000.00	$938.90	$1,016.61	$7.93	$8.25	1.65%
	Institutional Service Class	$1,000.00	$942.90	$1,020.93	$3.76	$3.91	0.78%
	Institutional Class	$1,000.00	$944.60	$1,021.57	$3.13	$3.26	0.65%
Global High Income Fund	Class A	$1,000.00	$919.00	$1,019.84	$4.76	$5.01	1.00%
	Institutional Class	$1,000.00	$919.80	$1,021.08	$3.57	$3.76	0.75%
Intermediate Municipal Income Fund	Class A	$1,000.00	$928.80	$1,021.03	$3.63	$3.81	0.76%
	Class C	$1,000.00	$925.20	$1,017.36	$7.16	$7.50	1.50%
	Institutional Service Class	$1,000.00	$930.10	$1,022.32	$2.39	$2.51	0.50%
	Institutional Class	$1,000.00	$929.00	$1,022.32	$2.39	$2.51	0.50%
Short Duration High Yield Municipal Fund	Class A	$1,000.00	$940.40	$1,020.33	$4.33	$4.51	0.90%
	Class C	$1,000.00	$936.00	$1,016.61	$7.92	$8.25	1.65%
	Institutional Class	$1,000.00	$941.60	$1,021.57	$3.13	$3.26	0.65%
Ultra Short Municipal Income Fund	Class A	$1,000.00	$997.30	$1,022.12	$2.67	$2.71	0.54%
	Class A1	$1,000.00	$997.30	$1,022.12	$2.67	$2.71	0.54%
	Institutional Class	$1,000.00	$996.70	$1,022.56	$2.23	$2.26	0.45%

**	The expense ratio presented represents a six-month, annualized ratio.
1	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).
2	Represents the hypothetical 5% return before expenses.

2022 Semi-Annual Report	97

Supplemental Information (Unaudited)

Board of Trustees' Consideration of New Advisory Agreement

The Board of Trustees (the "Board," the members of which are referred to as "Trustees") of abrdn Funds (the "Trust") met on May 3, 2021 and June 16, 2021 (together, the "Meetings") to consider the approval of: (i) the Investment Advisory Agreement between the Trust, on behalf of abrdn Global High Income Fund (the "New Fund") and abrdn Inc. ("abrdn" or the "Adviser," subsequently renamed abrdn Inc.) (the "New Investment Advisory Agreement"). In addition, the Independent Trustees held separate executive sessions with their independent counsel at the Meetings to review the materials provided and the relevant legal considerations. Pursuant to relief granted by the U.S. Securities and Exchange Commission (the "SEC") in light of the COVID-19 pandemic (the "Order") and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the Meetings were held via videoconference. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by relevant to the Board's consideration of whether to approve the New Investment Advisory Agreement. These materials included (i) memoranda and materials provided by abrdn, describing the personnel and services to be provided to the New Fund; (ii) performance information for the Predecessor Fund; (iii) strategies relevant to the consideration of the New Investment Advisory Agreement; (iv) information independently compiled by Morningstar Associates, LLC ("Morningstar") relating to the New Fund's proposed fees and expenses and (v) a discussion of the compliance programs of abrdn.

At the meeting held on June 16, 2021, the Board, including the Independent Trustees, unanimously approved the New Investment Advisory Agreement between the New Fund and for an initial two-year period. The Board considered all factors it believed to be relevant with respect to the New Fund, including, among other factors: (a) the nature, extent and quality of services to be provided by the Adviser; (b) the investment performance of the Adviser and the Adviser's portfolio management; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser from the relationship with the New Fund; (d) economies of scale; and (e) other factors.

The following is a summary of the Board's discussion and views regarding the factors it considered in evaluating the New Advisory Agreement:

The nature, extent and quality of the services to be provided to the New Fund under the Agreement. The Trustees considered the nature, extent and quality of the services to be provided by abrdn to the New Fund and the resources dedicated to the New Fund by the Adviser and its affiliates. The Board considered, among other things, the Adviser's investment experience. The Board also considered the background and experience of the senior management personnel of abrdn, and the qualifications, background and responsibilities of the portfolio managers to be primarily responsible for the day-to-day portfolio management services for the New Fund. The Trustees considered not only the advisory services to be provided by abrdn to the New Fund, but also the administrative services to be provided by abrdn to the New Fund under a separate administration agreement. The Board also considered that it receives information on a regular basis from the Trust's Chief Compliance Officer regarding abrdn's compliance policies and procedures. The Board also considered the Adviser's risk management processes. The Board was also mindful of ASII's focus on monitoring the performance of the New Fund and addressing performance matters. The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services. The Board also took into account its knowledge of management and the quality of the performance of management's duties through Board meetings, discussion and reports during the preceding year.

After reviewing these and related factors, the Board concluded that the nature, extent and quality of the services to be provided supported the approval of the New Investment Advisory Agreement.

Investment Performance and the Adviser's Portfolio Management. Because the New Fund is newly formed, the Board did not consider the investment performance of the New Fund. The Board considered instead the investment performance of the Predecessor Fund, including whether the Predecessor Fund had operated within its investment objectives, as well as its compliance with its investment restrictions. The Board based its review of abrdn's and its affiliates' performance primarily on the experience of abrdn and its affiliates in managing other registered investment companies and private funds, noting that other funds abrdn and its affiliates manage might have investment objectives, policies or restrictions different from those of the New Fund. The Board also considered the experience, resources and strengths of abrdn and its affiliates with respect to the investment strategies proposed for the New Fund.

Based on these factors, the Trustees determined that the Adviser would be an appropriate investment adviser for the New Fund.

The costs of the services provided and profits to be realized by the Adviser and affiliates from the relationships with the New Fund. The Trustees considered the fees to be charged to the New Fund for advisory services as well as the total expense levels of the New Fund. This information included comparisons (provided both by management and also by an independent third party) of the New Fund's net management fee and total expense level to those of its expense peer group and information about the advisory fees charged by abrdn and its affiliates to any separately managed accounts with a similar strategy, as applicable. In considering the fees charged to any comparable accounts, the Trustees considered, among other things, management's discussion of the different objectives, policies or restrictions that may be involved in managing the different types of accounts. In evaluating the New Fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management proposed for the New Fund.

98	2022 Semi-Annual Report

Supplemental Information (Unaudited) (continued)

The Board also considered that abrdn had entered into an expense limitation agreement with the New Fund, pursuant to which abrdn agreed to waive a portion of its advisory fee and/or reimburse certain expenses as a means of limiting the New Fund's total annual operating expenses for a period of time. The Trustees also noted that abrdn had agreed to enter into an expense limitation agreement with the New Fund until at least February 28, 2023 following the reorganization of the Predecessor Fund into the New Fund.

The Trustees also considered the compensation directly or indirectly received by abrdn and its affiliates from their relationships with the New Fund. The Trustees reviewed information provided by management as to the profitability of abrdn and its affiliates' relationships with the New Fund, such as the engagement of affiliates of abrdn to provide administration services to the New Fund. The Trustees also examined the profitability of abrdn and its affiliates in relation to the New Fund. The Trustees considered information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered information about court cases regarding adviser profitability, the performance of the New Fund, the expense levels of the New Fund, and abrdn's proposed breakpoints and expense limitations with respect to the New Fund.

After reviewing these and related factors, including taking into account management's discussion regarding the New Fund's expenses, the Board concluded that the proposed advisory fees were fair and reasonable, and that the costs of these services generally and the related profitability of abrdn and its affiliates from their relationships with the New Fund were reasonable and supported the approval of the Agreement.

Economies of Scale. The Adviser provided the Board with information concerning the extent to which economies of scale would be realized as the New Fund grows. abrdn presented information to show that the fees were set at a level that is competitive relative to comparable funds of an anticipated size and complexity. The Trustees noted that the New Fund was subject to an expense limitation and that the advisory fees for the New Fund was subject to breakpoints. The Board considered that the funds in the abrdn fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit the New Fund to incur lower expenses than they would otherwise as a stand-alone entity. The Board also considered abrdn's overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations.

Other Factors. The Board also took into account other ancillary or "fall out" benefits that the Adviser or its affiliates may derive from its relationship with the New Fund, both tangible and intangible.

After reviewing these and related factors, the Board concluded that the advisory fee structures were reasonable and reflect economies of scale being shared between the New Fund and abrdn, and supported approval of the New Advisory Agreement with respect to the New Fund.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the New Advisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately and approved the New Investment Advisory Agreement for an initial two-year period. Pursuant to the SEC Order, the Board determined that the Trustees, including the Independent Trustees, voting separately, would ratify their approval at the next in-person Board meeting.

2022 Semi-Annual Report	99

Liquidity Risk Management Program (Unaudited)

The Funds have adopted and implemented a liquidity risk management program (the "Liquidity Program") consistent with the requirements of Rule 22e-4 under the 1940 Act (the "Liquidity Rule"). "Liquidity Risk" is defined as the risk that a fund could not meet redemption requests "without significant dilution of remaining investors' interests in the fund." abrdn Inc., the investment adviser and administrator to the Funds, has been approved and designated by the Board of Trustees (the "Board") as the administrator of the Liquidity Program (the "Administrator") and has retained a third party to perform certain functions, including liquidity analytics and providing market data. The Administrator has formed a Liquidity Risk Management Committee (the "Committee") to help implement and carry out the day-to-day operations of the Liquidity Program.

As required by the Liquidity Rule, at a meeting on March 16, 2022, the Board received a written annual report on the operation and effectiveness of the Liquidity Program for the period from February 1, 2021 to January 31, 2022 (the "Reporting Period"). The annual report provided, among other items, an overview of the Liquidity Program including:

•	information regarding the Committee and the monthly discussions by the Committee of various items including, but not limited to, the following:

º	Review and analysis of appropriate liquidity categories for portfolio investments

º	Review of highly liquid investment minimum ("HLIM") and reasonably anticipated trading sizes ("RATS")

º	Review of current and upcoming market events, such as market closures, that may impact liquidity

º	Review of large shareholder concentrations that may impact liquidity in the event of redemption monthly liquidity reports being provided to portfolio managers

•	the monitoring and classification of portfolio holdings in four liquidity categories (including the operation of the HLIM and any breaches)

The annual report concluded that the Liquidity Program was reasonably designed to assess and manage the Funds' Liquidity Risk pursuant to the Liquidity Rule.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to your Fund's Prospectus and Statement of Additional Information for more information regarding the risks of investing in a Fund, including a Fund's exposure to liquidity risk and other risks to which the Funds may be subject.

100	2022 Semi-Annual Report

Management Information

Trustees

Radhika Ajmera

Stephen Bird

P. Gerald Malone, Chairman

Rahn K. Porter

Steven N. Rappaport

Warren C. Smith

Investment Adviser

abrdn Inc.

1900 Market Street, Suite 200

Philadelphia, PA 19103

Fund Administrator

abrdn Inc.

1900 Market Street, Suite 200

Philadelphia, PA 19103

Transfer Agent

DST Asset Manager Solutions, Inc.

430 W. 7th Street, Ste. 219534

Kansas City, MO 64105-1407

Distributor

Aberdeen Fund Distributors LLC

1900 Market Street, Suite 200

Philadelphia, PA 19103

Sub-Administrator, Custodian & Fund Accountant

State Street Bank and Trust Company

1 Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

KPMG LLP

1601 Market Street

Philadelphia, PA 19103

Fund Counsel

Dechert LLP

1900 K Street N.W.

Washington, DC 20006

abrdn Inc. 1900 Market Street, Suite 200 Philadelphia, PA 19103 abrdn.com/us AOE-0143-AR ( )

Item 2. Code of Ethics.

Not applicable – for annual reports only.

Item 3. Audit Committee Financial Expert.

Not applicable – for annual reports only.

Item 4. Principal Accountant Fees and Services.

Not applicable – for annual reports only.

Item 5. Audit Committee of Listed Registrants.

Not applicable – for annual reports only.

Item 6. Investments.

(a) Included as part of the Reports to Shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

During the period ended April 30, 2022, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

abrdn Funds

By:	/s/ Alan Goodson
Alan Goodson
Principal Executive Officer of abrdn Funds

Date: July 11, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson
Alan Goodson
Principal Executive Officer of abrdn Funds

Date: July 11, 2022

By:	/s/ Andrea Melia
Andrea Melia
Principal Financial Officer of abrdn Funds

Date: July 11, 2022